UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Item 1. Reports to Stockholders

VALIC Company II

Semi-Annual Report, February 28, 2018

SAVING : INVESTING : PLANNING

VALIC Company II

SEMI-ANNUAL REPORT FEBRUARY 28, 2018

VALIC Company II

PRESIDENT’S LETTER (Unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the six-month period ended February 28, 2018. We encourage you to carefully read this report and thank you for your investment.

Domestically, the total return for the S&P 500® Index,* widely regarded as the best single gauge of the U.S. equity market, rose 10.84% in the six month period. The passage of a tax cut and continued strength in both jobs and US economic readings provided an optimistic groundwork entering 2018. The S&P 500 entered February having posted 15 consecutive months of positive returns. Additionally, the calendar year 2017 marked the first time in nearly 60 years where the S&P 500 delivered positive returns in every month. 2018 started off on a high with January S&P returns totaling a notable 5.73%. The steady gains and low volatility came to a halt in February as the S&P Index recorded a substantial loss of -3.69% for the month as volatility reentered the market. While the market produced contrasting monthly outcomes, the returns for 2018 leading into March were still overall positive, with the S&P Index up 1.83% year to date through February 28, 2018.

As anticipated, in December 2017, the Federal Reserve (the “Fed”) stayed on course of normalizing interest rates with an increase in December – its third in 2017. The impact of these rate increases, and the initiating of unwinding quantitative easing in the fourth quarter, was a flattening of the yield curve, narrowing the spread between 2 Year and 10 Year Treasuries. At its January meeting Fed officials showed continued optimism toward the strengthening economy and left most still predicting at least three and possibly four rate hikes in 2018.

Fixed income markets declined across most of the spectrum in the six month period, with the Bloomberg Barclays U.S. Aggregate Bond Index, ** a broad measure of the bond market, down 2.18%. Long Treasuries, as measured by the Bloomberg Barclays US Treasury Long Index, *** declined 5.99% for the period. TIPS, as represented by the Bloomberg Barclays US Treasury Inflation-Linked Bond Index, **** were down 1.22%. Risk assets, such as high yield assets, exemplified by the Citigroup High Yield Market Index, ***** gained some ground returning 1.27%.

The MSCI EAFE Index (net), ****** designed to measure the equity market performance of developed foreign markets (Europe, Australasia, Far East), excluding the U.S. and Canada, rose 7.12%. 2017 ended with global equity markets delivering exceptionally strong returns and signs that synchronized global growth was to continue in 2018. Though positive for the six month period, in February, European markets emulated the broad stock sell off in the United States. Within the MSCI EAFE Index, no sector posted a positive return for the month. That being said, The MSCI Emerging Markets Index (net), ******* designed to measure equity market performance in global emerging markets, rose 10.58% in the six month period continuing the steady path of global synchronized growth.

We appreciate being part of your investment program and thank you for your ongoing confidence in us. We look forward to serving your investment needs in the years ahead.

Sincerely,

John T. Genoy, President

VALIC Company II

Past performance is no guarantee of future results.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.
***	The Bloomberg Barclays US Treasury Long Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index. STRIPS are excluded from the index because their inclusion would result in double-counting.
****	The Bloomberg Barclays US Treasury Inflation-Linked Bond Index measures the performance of the US Treasury Inflation Protected Securities (TIPS) market. Federal Reserve holdings of US TIPS are not index eligible and are excluded from the face amount outstanding of each bond in the index.
*****	Citi’s US High-Yield Market Index is a US Dollar-denominated index which measures the performance of high-yield debt issued by corporations domiciled in the US or Canada. ... It aims to address the disproportionate influence that a recently downgraded issuer can have on the index’s characteristics upon entry.
******	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
*******	The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

1

VALIC Company II

EXPENSE EXAMPLE — February 28, 2018 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at September 1, 2017 and held until February 28, 2018. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA documents for more details on the fees associated with your Variable Contract, Plan or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended February 28, 2018” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended February 28, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans and IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2018” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended February 28, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2018” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company II

EXPENSE EXAMPLE — February 28, 2018 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at September 1, 2017	Ending Account Value Using Actual Return at February 28, 2018	Expenses Paid During the Six Months Ended February 28, 2018*	Beginning Account Value at September 1, 2017	Ending Account Value Using a Hypothetical 5% Annual Return at February 28, 2018	Expenses Paid During the Six Months Ended February 28, 2018*	Annualized Expense Ratio
Aggressive Growth Lifestyle#	$1,000.00	$1,062.73	$0.51	$1,000.00	$1,024.30	$0.50	0.10%
Capital Appreciation#	$1,000.00	$1,119.03	$4.47	$1,000.00	$1,020.58	$4.26	0.85%
Conservative Growth Lifestyle#	$1,000.00	$1,024.85	$0.50	$1,000.00	$1,024.30	$0.50	0.10%
Core Bond#	$1,000.00	$983.86	$3.79	$1,000.00	$1,020.98	$3.86	0.77%
Government Money Market II#	$1,000.00	$1,003.03	$2.73	$1,000.00	$1,022.07	$2.76	0.55%
High Yield Bond#	$1,000.00	$1,014.19	$4.79	$1,000.00	$1,020.03	$4.81	0.96%
International Opportunities#	$1,000.00	$1,109.91	$5.23	$1,000.00	$1,019.84	$5.01	1.00%
Large Cap Value#	$1,000.00	$1,098.26	$4.21	$1,000.00	$1,020.78	$4.06	0.81%
Mid Cap Growth#	$1,000.00	$1,127.24	$4.48	$1,000.00	$1,020.58	$4.26	0.85%
Mid Cap Value	$1,000.00	$1,079.13	$5.36	$1,000.00	$1,019.64	$5.21	1.04%
Moderate Growth Lifestyle#	$1,000.00	$1,051.30	$0.51	$1,000.00	$1,024.30	$0.50	0.10%
Small Cap Growth#	$1,000.00	$1,177.86	$6.26	$1,000.00	$1,019.04	$5.81	1.16%
Small Cap Value#	$1,000.00	$1,050.45	$4.83	$1,000.00	$1,020.08	$4.76	0.95%
Socially Responsible#	$1,000.00	$1,109.68	$2.93	$1,000.00	$1,022.02	$2.81	0.56%
Strategic Bond	$1,000.00	$995.61	$4.35	$1,000.00	$1,020.43	$4.41	0.88%

*	Expenses are equal to each Fund‘s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days (to reflect the one-half year period) . These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA‘s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administration fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended February 28, 2018” and the “Annualized Expense Ratio” would have been higher.

3

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2018 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	54.8%
International Equity Investment Companies	23.0
Domestic Fixed Income Investment Companies	17.4
Real Estate Investment Companies	3.7
International Fixed Income Investment Companies	1.1

100.0%

*	Calculated as a percentage of net assets

4

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 54.8%
VALIC Co. I Blue Chip Growth Fund†	594,752	$12,882,327
VALIC Co. I Dividend Value Fund†	2,070,198	27,719,954
VALIC Co. I Large Cap Core Fund†	340,364	4,315,821
VALIC Co. I Mid Cap Index Fund†	696,798	20,137,462
VALIC Co. I Mid Cap Strategic Growth Fund†	456,838	7,373,359
VALIC Co. I Nasdaq-100 Index Fund†	561,919	8,086,011
VALIC Co. I Science & Technology Fund†	279,856	9,089,717
VALIC Co. I Small Cap Index Fund†	1,269,048	28,553,587
VALIC Co. I Small Cap Special Values Fund†	1,802,711	25,868,904
VALIC Co. I Stock Index Fund†	308,768	12,823,150
VALIC Co. I Value Fund†	292,951	5,375,647
VALIC Co. II Capital Appreciation Fund	1,134,199	21,005,358
VALIC Co. II Large Cap Value Fund	788,385	17,888,464
VALIC Co. II Mid Cap Growth Fund†	700,262	7,940,969
VALIC Co. II Mid Cap Value Fund	2,307,247	52,859,036
VALIC Co. II Small Cap Growth Fund	773,949	15,478,981
VALIC Co. II Small Cap Value Fund	3,073,988	46,724,611

Total Domestic Equity Investment Companies
(cost $276,899,906)		324,123,358

Domestic Fixed Income Investment Companies — 17.4%
VALIC Co. I Capital Conservation Fund†	1,382,806	13,454,703
VALIC Co. I Government Securities Fund†	897,470	9,351,636
VALIC Co. I Inflation Protected Fund†	3,176,861	35,517,310
VALIC Co. II Core Bond Fund	1,548,591	16,988,046
VALIC Co. II High Yield Bond Fund	1,770,792	13,918,422
VALIC Co. II Strategic Bond Fund	1,207,394	13,679,773

Total Domestic Fixed Income Investment Companies
(cost $102,072,992)		102,909,890

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 23.0%
VALIC Co. I Emerging Economies Fund†	1,740,298	$17,107,127
VALIC Co. I Foreign Value Fund†	3,080,346	33,544,972
VALIC Co. I International Equities Index Fund†	6,338,747	48,491,411
VALIC Co. I International Growth Fund†	749,615	10,884,416
VALIC Co. II International Opportunities Fund	1,199,258	25,796,030

Total International Equity Investment Companies
(cost $126,312,932)		135,823,956

International Fixed Income Investment Companies — 1.1%
VALIC Co. I International Government Bond Fund†
(cost $6,127,381)	517,128	6,210,703

Real Estate Investment Companies — 3.7%
VALIC Co. I Global Real Estate Fund†
(cost $22,461,051)	2,851,150	22,067,898

TOTAL INVESTMENTS
(cost $533,874,262)(2)	100.0%	591,135,805
Liabilities in excess of other assets	(0.0)	(56,906)

NET ASSETS	100.0%	$591,078,899

#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
†	Non-income producing security
(1)	See Note 3.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$591,135,805	$—	$—	$591,135,805

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

5

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — February 28, 2018 (unaudited)

Industry Allocation*

Applications Software	10.6%
Computers	6.6
Electronic Components — Semiconductors	6.4
E-Commerce/Products	6.1
Web Portals/ISP	3.9
Internet Content — Entertainment	3.8
Medical — HMO	3.7
Beverages — Non-alcoholic	3.1
Medical — Drugs	2.9
Finance — Credit Card	2.8
Commercial Services — Finance	2.8
Retail — Discount	2.7
Retail — Building Products	2.3
Medical — Biomedical/Gene	2.1
Instruments — Controls	2.0
Transport — Rail	1.8
Commercial Services	1.8
Telephone — Integrated	1.8
Time Deposits	1.8
Insurance — Property/Casualty	1.7
Entertainment Software	1.6
Electronic Measurement Instruments	1.5
Medical Products	1.5
Investment Management/Advisor Services	1.4
Aerospace/Defense	1.4
Aerospace/Defense — Equipment	1.4
Chemicals — Diversified	1.3
Cable/Satellite TV	1.3
Casino Hotels	1.3
Cellular Telecom	1.2
Medical Instruments	1.2
Auto — Heavy Duty Trucks	1.2
Retail — Auto Parts	1.2
Auto — Cars/Light Trucks	1.2
Diagnostic Kits	1.1
Computer Data Security	1.1
Registered Investment Companies	1.0
Industrial Gases	1.0
Computer Software	1.0
Auto/Truck Parts & Equipment — Original	0.9
Therapeutics	0.8
Retail — Apparel/Shoe	0.8
Building Products — Cement	0.8
Data Processing/Management	0.7
Networking Products	0.7
Computer Services	0.7
Food — Misc./Diversified	0.7
Oil Refining & Marketing	0.6

101.3%

*	Calculated as a percentage of net assets

6

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.5%
Aerospace/Defense — 1.4%
Raytheon Co.	6,508	$1,415,555

Aerospace/Defense - Equipment — 1.4%
United Technologies Corp.	10,481	1,412,210

Applications Software — 10.6%
HubSpot, Inc.†#	9,798	1,088,068
Microsoft Corp.	62,198	5,832,307
salesforce.com, Inc.†	15,357	1,785,251
ServiceNow, Inc.†#	8,041	1,294,681
Twilio, Inc., Class A†#	17,121	584,853

		10,585,160

Auto-Cars/Light Trucks — 1.2%
Tesla, Inc.†#	3,391	1,163,316

Auto-Heavy Duty Trucks — 1.2%
PACCAR, Inc.	16,451	1,177,727

Auto/Truck Parts & Equipment - Original — 0.9%
Aptiv PLC	9,945	908,277

Beverages-Non-alcoholic — 3.1%
Monster Beverage Corp.†	16,924	1,072,474
PepsiCo, Inc.	18,667	2,048,330

		3,120,804

Building Products - Cement — 0.8%
Vulcan Materials Co.	6,444	758,652

Cable/Satellite TV — 1.3%
Charter Communications, Inc., Class A†	3,730	1,275,399

Casino Hotels — 1.3%
Las Vegas Sands Corp.	17,227	1,254,298

Cellular Telecom — 1.2%
T - Mobile US, Inc.†	20,238	1,226,625

Chemicals - Diversified — 1.3%
DowDuPont, Inc.	18,950	1,332,185

Commercial Services — 1.8%
Cintas Corp.	5,913	1,009,113
Quanta Services, Inc.†	23,226	799,903

		1,809,016

Commercial Services - Finance — 2.8%
PayPal Holdings, Inc.†	24,578	1,951,739
Square, Inc., Class A†#	18,895	870,115

		2,821,854

Computer Data Security — 1.1%
Fortinet, Inc.†	22,266	1,123,765

Computer Services — 0.7%
Teradata Corp.†#	19,829	730,104

Computer Software — 1.0%
Splunk, Inc.†#	10,295	959,494

Computers — 6.6%
Apple, Inc.	36,736	6,543,416

Data Processing/Management — 0.7%
First Data Corp., Class A†#	47,837	747,214

Diagnostic Kits — 1.1%
IDEXX Laboratories, Inc.†	6,086	1,139,482

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 6.1%
Amazon.com, Inc.†	3,417	$5,168,042
Wayfair, Inc., Class A†#	11,918	922,691

		6,090,733

Electronic Components - Semiconductors — 6.4%
Broadcom, Ltd.	9,644	2,376,860
NVIDIA Corp.	8,847	2,140,974
Texas Instruments, Inc.	16,873	1,828,190

		6,346,024

Electronic Measurement Instruments — 1.5%
Fortive Corp.	20,207	1,551,897

Entertainment Software — 1.6%
Activision Blizzard, Inc.	21,439	1,567,834

Finance - Credit Card — 2.8%
Visa, Inc., Class A	22,970	2,823,932

Food - Misc./Diversified — 0.7%
Kraft Heinz Co.	10,178	682,435

Industrial Gases — 1.0%
Praxair, Inc.	6,429	962,743

Instruments - Controls — 2.0%
Honeywell International, Inc.	13,235	1,999,941

Insurance - Property/Casualty — 1.7%
Progressive Corp.	29,029	1,671,490

Internet Content-Entertainment — 3.8%
Facebook, Inc., Class A†	21,196	3,779,671

Investment Management/Advisor Services — 1.4%
Ameriprise Financial, Inc.	9,072	1,419,224

Medical Instruments — 1.2%
Boston Scientific Corp.†	43,978	1,198,840

Medical Products — 1.5%
Becton Dickinson and Co.	6,769	1,502,853

Medical - Biomedical/Gene — 2.1%
Biogen, Inc.†	5,361	1,549,276
BioMarin Pharmaceutical, Inc.†#	6,302	511,533

		2,060,809

Medical - Drugs — 2.9%
Bristol-Myers Squibb Co.	13,141	869,934
Merck & Co., Inc.	19,535	1,059,188
Zoetis, Inc.	11,760	950,913

		2,880,035

Medical - HMO — 3.7%
UnitedHealth Group, Inc.	12,687	2,869,292
WellCare Health Plans, Inc.†	4,523	877,055

		3,746,347

Networking Products — 0.7%
Arista Networks, Inc.†	2,722	734,232

Oil Refining & Marketing — 0.6%
Andeavor	6,434	576,615

Retail - Apparel/Shoe — 0.8%
PVH Corp.	5,307	765,694

7

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail-Auto Parts — 1.2%
O’Reilly Automotive, Inc.†	4,819	$1,176,752

Retail - Building Products — 2.3%
Home Depot, Inc.	12,359	2,252,675

Retail - Discount — 2.7%
Costco Wholesale Corp.	8,418	1,606,996
Dollar Tree, Inc.†	10,581	1,086,034

		2,693,030

Telephone - Integrated — 1.8%
Verizon Communications, Inc.	37,465	1,788,579

Therapeutics — 0.8%
Neurocrine Biosciences, Inc.†	9,751	823,277

Transport - Rail — 1.8%
Union Pacific Corp.	14,130	1,840,432

Web Portals/ISP — 3.9%
Alphabet, Inc., Class C†	3,523	3,891,964

Total Long-Term Investment Securities
(cost $74,049,444)		98,332,611

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Registered Investment Companies — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(2)	988,769	988,769

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 1.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 03/01/2018	$1,781,000	$1,781,000

Total Short-Term Investment Securities
(cost $2,769,769)		2,769,769

TOTAL INVESTMENTS
(cost $76,819,213)(3)	101.3%	101,102,380
Liabilities in excess of other assets	(1.3)	(1,338,441)

NET ASSETS	100.0%	$99,763,939

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of February 28, 2018.
(2)	At February 28, 2018, the Fund had loaned securities with a total value of $6,260,268. This was secured by collateral of $988,769, which was received in cash and subsequently invested in short-term investments currently valued at $988,769 as reported in the Portfolio of Investments. Additional collateral of $5,471,918 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$2,820,394
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	1,012,389
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	1,046,761
United States Treasury Bills	0.00%	05/03/2018 to 07/19/2018	10,482
United States Treasury Notes/Bonds	0.13% to 4.63%	04/15/2018 to 05/15/2047	581,892

(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$98,332,611	$—	$—	$98,332,611
Short Term Investment Securities:
Registered Investment Companies	988,769	—	—	988,769
Time Deposits	—	1,781,000	—	1,781,000

Total Investments at Value	$99,321,380	$1,781,000	$—	$101,102,380

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

8

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2018 (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	57.2%
Domestic Equity Investment Companies	25.6
International Equity Investment Companies	12.7
Real Estate Investment Companies	2.5
International Fixed Income Investment Companies	2.0

100.0%

*	Calculated as a percentage of net assets

9

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 25.6%
VALIC Co. I Dividend Value Fund†	712,755	$9,543,788
VALIC Co. I Large Cap Core Fund†	138,775	1,759,665
VALIC Co. I Mid Cap Index Fund†	203,528	5,881,947
VALIC Co. I Mid Cap Strategic Growth Fund†	22,028	355,535
VALIC Co. I Nasdaq-100 Index Fund†	99,062	1,425,509
VALIC Co. I Science & Technology Fund†	44,099	1,432,334
VALIC Co. I Small Cap Index Fund†	187,658	4,222,307
VALIC Co. I Small Cap Special Values Fund†	957,995	13,747,224
VALIC Co. I Stock Index Fund†	8,495	352,812
VALIC Co. I Value Fund†	70,206	1,288,281
VALIC Co. II Capital Appreciation Fund	224,935	4,165,789
VALIC Co. II Large Cap Value Fund	243,564	5,526,477
VALIC Co. II Mid Cap Growth Fund†	31,371	355,749
VALIC Co. II Mid Cap Value Fund	675,647	15,479,066
VALIC Co. II Small Cap Growth Fund	260,337	5,206,737
VALIC Co. II Small Cap Value Fund	1,049,270	15,948,898

Total Domestic Equity Investment Companies
(cost $77,615,577)		86,692,118

Domestic Fixed Income Investment Companies — 57.2%
VALIC Co. I Capital Conservation Fund†	1,837,306	17,876,992
VALIC Co. I Inflation Protected Fund†	2,764,505	30,907,171
VALIC Co. II Core Bond Fund	3,699,304	40,581,365
VALIC Co. II High Yield Bond Fund	4,697,126	36,919,408
VALIC Co. II Strategic Bond Fund	5,918,186	67,053,048

Total Domestic Fixed Income Investment Companies
(cost $192,302,737)		193,337,984

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 12.7%
VALIC Co. I Emerging Economies Fund†	449,025	$4,413,918
VALIC Co. I Foreign Value Fund†	1,112,460	12,114,686
VALIC Co. I International Equities Index Fund†	2,323,511	17,774,861
VALIC Co. I International Growth Fund†	94,421	1,370,988
VALIC Co. II International Opportunities Fund	332,249	7,146,674

Total International Equity Investment Companies
(cost $41,698,595)		42,821,127

International Fixed Income Investment Companies — 2.0%
VALIC Co. I International Government Bond Fund†
(cost $6,767,110)	573,588	6,888,795

Real Estate Investment Companies — 2.5%
VALIC Co. I Global Real Estate Fund†
(cost $8,771,091)	1,097,275	8,492,908

TOTAL INVESTMENTS
(cost $327,155,110)(2)	100.0%	338,232,932
Liabilities in excess of other assets	(0.0)	(13,077)

NET ASSETS	100.0%	$338,219,855

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
†	Non-income producing security
(1)	See Note 3.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$338,232,932	$—	$—	$338,232,932

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

10

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — February 28, 2018 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	18.8%
Federal Home Loan Mtg. Corp.	11.8
Diversified Banking Institutions	7.4
Sovereign	6.4
United States Treasury Notes	4.7
Banks — Commercial	3.9
Registered Investment Companies	3.9
United States Treasury Bonds	3.0
Diversified Financial Services	2.8
Pipelines	2.8
Government National Mtg. Assoc.	2.6
Electric — Integrated	2.2
Telephone — Integrated	2.1
Oil Companies — Exploration & Production	1.9
Auto — Cars/Light Trucks	1.6
Oil Companies — Integrated	1.6
Banks — Super Regional	1.5
Cable/Satellite TV	0.8
Insurance — Life/Health	0.7
Computers	0.7
Computer Services	0.7
Real Estate Investment Trusts	0.6
Paper & Related Products	0.6
Brewery	0.6
Banks — Special Purpose	0.6
Savings & Loans/Thrifts	0.6
Enterprise Software/Service	0.5
Insurance — Multi-line	0.5
Finance — Other Services	0.5
Medical Labs & Testing Services	0.5
Cellular Telecom	0.5
Diversified Manufacturing Operations	0.4
Networking Products	0.4
Electric — Generation	0.3
Medical — Biomedical/Gene	0.3
Finance — Credit Card	0.3
Insurance — Mutual	0.3
Medical — HMO	0.3
Aerospace/Defense — Equipment	0.3
Finance — Consumer Loans	0.3
Machinery — Farming	0.3
Oil Refining & Marketing	0.3
Oil — Field Services	0.3
Satellite Telecom	0.3
Medical — Drugs	0.2
Building & Construction Products — Misc.	0.2
Chemicals — Diversified	0.2
Agricultural Chemicals	0.2
Building Products — Wood	0.2
Retail — Discount	0.2
Transport — Marine	0.2
Machinery — Construction & Mining	0.2
SupraNational Banks	0.2
Computers — Memory Devices	0.2
Building — Residential/Commercial	0.2
Banks — Fiduciary	0.2
Finance — Investment Banker/Broker	0.2
Metal — Copper	0.2
Medical — Hospitals	0.2
Coatings/Paint	0.2
Retail — Restaurants	0.2
Transport — Rail	0.2
Food — Retail	0.2
Electronic Components — Semiconductors	0.2
Tools — Hand Held	0.2
Telecom Services	0.2
Food — Meat Products	0.2
Computers — Integrated Systems	0.1
Real Estate Management/Services	0.1

Retail — Automobile	0.1
Building Products — Cement	0.1
Diversified Minerals	0.1
Containers — Metal/Glass	0.1
Food — Misc./Diversified	0.1
Commercial Services	0.1
Finance — Auto Loans	0.1
Steel — Producers	0.1
Auto — Heavy Duty Trucks	0.1
Internet Connectivity Services	0.1
Insurance — Property/Casualty	0.1
Electronic Components — Misc.	0.1
Pharmacy Services	0.1
Banks — Money Center	0.1
Transport — Equipment & Leasing	0.1
Electric — Distribution	0.1
Cosmetics & Toiletries	0.1
Printing — Commercial	0.1
Gold Mining	0.1
Oil & Gas Drilling	0.1
Metal Processors & Fabrication	0.1
Medical — Generic Drugs	0.1
Central Bank	0.1
Building & Construction — Misc.	0.1
Petrochemicals	0.1
Semiconductor Components — Integrated Circuits	0.1
Retail — Office Supplies	0.1
Radio	0.1
Medical Instruments	0.1
Broadcast Services/Program	0.1
Building Societies	0.1
Insurance — Reinsurance	0.1
Retail — Auto Parts	0.1
Metal — Diversified	0.1
Publishing — Books	0.1
Marine Services	0.1
Applications Software	0.1
Coal	0.1
Building — Heavy Construction	0.1
Cruise Lines	0.1
Energy — Alternate Sources	0.1
Beverages — Non — alcoholic	0.1
Travel Services	0.1
Finance — Mortgage Loan/Banker	0.1
Internet Content — Entertainment	0.1
Distribution/Wholesale	0.1
Circuit Boards	0.1
Television	0.1
Retail — Appliances	0.1
Finance — Leasing Companies	0.1
Chemicals — Specialtypg	0.1
Building Products — Air & Heating	0.1
Rental Auto/Equipment	0.1
Independent Power Producers	0.1
Internet Application Software	0.1
Containers — Paper/Plastic	0.1
Hotels/Motels	0.1
Advertising Agencies	0.1
Semiconductor Equipment	0.1
Racetracks	0.1
Batteries/Battery Systems	0.1
Real Estate Operations & Development	0.1
Machinery — Thermal Process	0.1
Tennessee Valley Authority	0.1
Medical — Wholesale Drug Distribution	0.1

102.8%

*	Calculated as a percentage of net assets

11

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — February 28, 2018 (unaudited) — (continued)

Credit Quality†#

Aaa	44.5%
Aa	3.7
A	13.2
Baa	18.1
Ba	9.4
B	6.2
Caa	1.3
Not Rated @	3.6

100.0%

†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.

12

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 2.5%
Diversified Financial Services — 2.5%
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	$550,000	$543,438
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	1,233,000	1,258,657
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	325,000	322,032
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	725,000	711,994
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	1,042,000	1,006,487
CarMax Auto Owner Trust Series 2014-4, Class C 2.44% due 11/16/2020	1,000,000	998,661
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	2,429,849	2,413,028
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(8)	1,762,320	1,752,028
Citibank Credit Card Issuance Trust FRS Series 2018-A2, Class A2 1.89% (1ML+0.33%) due 01/21/2025	200,000	200,336
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	1,554,000	1,529,419
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(8)	754,000	748,207
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	6,000	5,988
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,770,000	1,757,579
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	1,500,000	1,537,153
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 2.29% (1 ML+0.70%) due 06/15/2034*(1)	300,000	300,475
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	1,556,000	1,533,407
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	1,023,000	1,018,381
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	1,000,000	980,520
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	61,000	61,139
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	512,000	505,879

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	$1,000,000	$1,001,975
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	2,397,000	2,318,490
MSDB Trust VRS Series 2017-712F, Class A 3.32% due 07/11/2039*(1)(8)	4,520,000	4,434,795
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	500,000	493,741
Synchrony Credit Card Master Note Trust Series 2016-3, Class B 1.91% due 09/15/2022	1,200,000	1,184,995
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	350,000	348,531
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	850,000	831,276
Toyota Auto Receivables Owner Trust Series 2018-A, Class A3 2.35% due 05/16/2022	125,000	124,291
World Financial Network Credit Card Master Trust Series 2016-A, Class A 2.03% due 04/15/2025	446,000	431,439

Total Asset Backed Securities
(cost $30,912,683)		30,354,341

U.S. CORPORATE BONDS & NOTES — 34.0%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024#	611,000	624,102

Aerospace/Defense - Equipment — 0.2%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	459,000	472,770
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	896,000	873,600
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	1,106,000	1,088,430

		2,434,800

Agricultural Chemicals — 0.2%
Mosaic Co. Senior Notes 3.25% due 11/15/2022	769,000	754,278
Mosaic Co. Senior Notes 4.05% due 11/15/2027	1,050,000	1,023,888
Mosaic Co. Senior Notes 4.88% due 11/15/2041	440,000	417,634

		2,195,800

Airlines — 0.0%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(3)	37,452	37,587

13

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	$543,471	$554,514

		592,101

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	815,000	856,032

Auto - Cars/Light Trucks — 1.5%
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	174,000	170,841
American Honda Finance Corp. Senior Notes 2.00% due 11/13/2019#	1,065,000	1,054,765
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	1,015,000	1,003,268
Daimler Finance North America LLC Company Guar. Notes 1.50% due 07/05/2019*	1,497,000	1,472,204
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	911,000	877,959
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	834,000	824,949
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	1,839,000	1,818,778
Ford Motor Credit Co. LLC Senior Notes 2.34% due 11/02/2020	3,372,000	3,289,446
Ford Motor Credit Co. LLC Senior Notes 3.82% due 11/02/2027	654,000	613,015
Nissan Motor Acceptance Corp. Senior Notes 2.15% due 09/28/2020*	2,401,000	2,356,310
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	1,757,000	1,710,754
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	2,371,000	2,356,120

		17,548,409

Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	674,000	695,905
PACCAR Financial Corp. Senior Notes 2.05% due 11/13/2020	747,000	733,430

		1,429,335

Auto/Truck Parts & Equipment - Original — 0.0%
Lear Corp. Senior Notes 3.80% due 09/15/2027	536,000	518,360

Security Description	Principal Amount	Value (Note 2)

Banks - Commercial — 2.0%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	$4,485,000	$4,633,418
BB&T Corp Senior Notes 2.15% due 02/01/2021	1,044,000	1,022,235
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	514,000	503,749
Fifth Third Bank Senior Notes 2.20% due 10/30/2020	732,000	717,215
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	3,712,000	3,747,072
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	979,000	979,335
PNC Bank NA Senior Notes 2.00% due 05/19/2020	1,514,000	1,486,621
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	1,610,000	1,569,357
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	4,567,000	6,033,562
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023*	1,056,000	1,032,571
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	1,560,000	1,562,541
Synovus Financial Corp. Senior Notes 3.13% due 11/01/2022	767,000	749,298

		24,036,974

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	706,000	689,105
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,596,002

		2,285,107

Banks - Super Regional — 1.2%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,040,000	1,031,247
Citibank NA Senior Notes 2.13% due 10/20/2020	2,323,000	2,271,210
Huntington National Bank Senior Notes 2.38% due 03/10/2020	1,255,000	1,245,392
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	5,981,000	5,895,032
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	133,000	130,837

14

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	$1,795,000	$1,856,779
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	194,000	204,878
Wells Fargo Bank NA Senior Notes 2.40% due 01/15/2020	1,900,000	1,885,329

		14,520,704

Batteries/Battery Systems — 0.1%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	605,000	618,612

Brewery — 0.6%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	2,158,000	2,137,741
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,481,000	1,556,321
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,262,000	3,478,720

		7,172,782

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022#	440,000	451,000
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	546,000	545,095

		996,095

Building & Construction Products - Misc. — 0.2%
Owens Corning Company Guar. Notes 4.30% due 07/15/2047	2,088,000	1,921,083
Owens Corning Company Guar. Notes 4.40% due 01/30/2048	660,000	617,126
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	381,000	377,666

		2,915,875

Building & Construction - Misc. — 0.1%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	1,100,000	1,111,000

Building Products - Air & Heating — 0.1%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	710,000	692,144

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	492,000	456,863
Vulcan Materials Co. Senior Notes 4.70% due 03/01/2048*	1,197,000	1,181,759

		1,638,622

Security Description	Principal Amount	Value (Note 2)

Building Products - Wood — 0.2%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	$625,000	$643,750
Masco Corp. Senior Notes 4.45% due 04/01/2025	1,336,000	1,376,614
Masco Corp. Senior Notes 4.50% due 05/15/2047	766,000	739,542

		2,759,906

Building - Heavy Construction — 0.1%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	795,000	834,750

Building - Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022	454,000	449,460
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	1,359,000	1,284,255

		1,733,715

Cable/Satellite TV — 0.5%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	1,104,000	1,142,640
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	895,000	844,925
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	619,000	572,360
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	401,000	396,924
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	857,000	967,645
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	942,000	899,066
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	845,000	832,325
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023#	295,000	271,031
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	449,000	420,937
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	240,000	236,400

		6,584,253

Cellular Telecom — 0.4%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	565,000	561,101

15

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	$1,208,000	$1,203,591
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,397,000	1,445,895
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	910,000	887,596
United States Cellular Corp. Senior Notes 6.70% due 12/15/2033	476,000	499,800

		4,597,983

Chemicals - Diversified — 0.0%
Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	582,000	558,795

Chemicals - Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	708,295

Circuit Boards — 0.1%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	745,000	741,275

Coal — 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	810,000	844,425

Coatings/Paint — 0.2%
RPM International, Inc. Senior Notes 3.75% due 03/15/2027	484,000	474,365
RPM International, Inc. Senior Notes 4.25% due 01/15/2048	476,000	439,471
Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020	445,000	438,834
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	840,000	819,105

		2,171,775

Commercial Services — 0.1%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	1,532,000	1,480,218

Computer Services — 0.7%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	825,000	853,875
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	952,000	985,320
IBM Credit LLC Senior Notes 1.63% due 09/06/2019	1,868,000	1,842,768

Security Description	Principal Amount	Value (Note 2)

Computer Services (continued)
IBM Credit LLC Senior Notes 2.65% due 02/05/2021	$4,351,000	$4,322,261

		8,004,224

Computers — 0.7%
Apple, Inc. Senior Notes 2.45% due 08/04/2026	1,432,000	1,326,483
Apple, Inc. Senior Notes 2.85% due 05/06/2021	1,080,000	1,081,569
Apple, Inc. Senior Notes 3.75% due 11/13/2047#	1,096,000	1,044,595
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,025,000	1,094,348
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	2,838,000	3,471,509
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	54,000	57,631

		8,076,135

Computers - Integrated Systems — 0.1%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#	775,000	817,625
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	1,005,000	1,020,075

		1,837,700

Computers - Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	1,753,000	1,766,147

Consumer Products - Misc. — 0.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	575,000	559,187

Containers - Metal/Glass — 0.1%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026#	683,000	775,205
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	726,000	740,520

		1,515,725

Containers - Paper/Plastic — 0.1%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	650,000	669,500

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	434,000	425,320

16

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cosmetics & Toiletries (continued)
Procter & Gamble Co. Senior Notes 2.30% due 02/06/2022	$895,000	$877,887

		1,303,207

Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	575,000	564,219

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025*	750,000	766,875

Diversified Banking Institutions — 3.8%
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	1,202,000	1,202,000
Bank of America Corp. Senior Notes 3.59% due 07/21/2028#	1,566,000	1,525,221
Bank of America Corp. Senior Bonds 3.95% due 01/23/2049	965,000	924,747
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	3,378,000	3,376,396
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	1,681,000	2,022,627
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,591,000	1,552,637
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	894,000	874,462
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	2,412,000	2,469,428
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	4,053,000	4,136,186
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	622,000	730,074
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	1,526,000	1,487,277
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	1,286,000	1,295,869
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	1,893,000	1,829,265
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	1,627,000	1,960,708
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	2,249,000	2,841,720
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	2,605,000	2,571,282
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	2,997,000	2,893,516

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 2.75% due 05/19/2022	$2,694,000	$2,634,985
Morgan Stanley Senior Notes 3.59% due 07/22/2028	974,000	940,394
Morgan Stanley Senior Notes 3.77% due 01/24/2029	944,000	923,779
Morgan Stanley Senior Notes 3.97% due 07/22/2038	749,000	730,177
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	2,125,000	2,163,164
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	4,374,000	4,654,140

		45,740,054

Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	1,623,000	1,612,916

Diversified Manufacturing Operations — 0.2%
Carlisle Cos., Inc. Senior Notes 3.75% due 12/01/2027	1,222,000	1,202,902
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	777,000	773,616

		1,976,518

Electric - Distribution — 0.1%
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 09/15/2024*	424,000	418,170
NextEra Energy Operating Partners LP Company Guar. Notes 4.50% due 09/15/2027*	357,000	343,612

		761,782

Electric - Generation — 0.2%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	2,403,000	2,510,232

Electric - Integrated — 1.5%
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	707,000	698,479
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,459,000	1,616,008
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	1,018,000	1,010,905
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	1,455,000	1,452,986
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	785,000	784,831
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	506,000	500,546

17

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	$1,765,000	$1,855,123
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	3,966,000	5,228,721
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	938,000	921,648
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	1,670,000	1,659,319
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	1,634,000	1,702,331

		17,430,897

Electronic Components - Misc. — 0.1%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	667,000	666,066
Jabil, Inc. Senior Notes 3.95% due 01/12/2028#	785,000	753,490

		1,419,556

Electronic Components - Semiconductors — 0.2%
Intel Corp. Senior Notes 2.35% due 05/11/2022	1,912,000	1,869,858

Electronic Parts Distribution — 0.0%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	550,000	544,833

Energy - Alternate Sources — 0.1%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	803,000	826,929

Enterprise Software/Service — 0.5%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	242,000	242,908
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	957,000	1,007,243
Oracle Corp. Senior Notes 1.90% due 09/15/2021	2,231,000	2,156,495
Oracle Corp. Senior Notes 3.80% due 11/15/2037	962,000	951,336
Oracle Corp. Senior Notes 3.85% due 07/15/2036#	1,862,000	1,864,223
Oracle Corp. Senior Notes 3.90% due 05/15/2035	309,000	306,237

		6,528,442

Finance - Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025#	700,000	729,750

Security Description	Principal Amount	Value (Note 2)

Finance - Auto Loans (continued)
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023#	$701,000	$732,545

		1,462,295

Finance - Consumer Loans — 0.2%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	880,000	928,400
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	80,000	84,300
SLM Corp. Senior Notes 5.63% due 08/01/2033	983,000	874,870
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	775,000	794,375

		2,681,945

Finance - Credit Card — 0.3%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	800,000	818,000
American Express Co. Senior Notes 2.50% due 08/01/2022	3,432,000	3,318,924

		4,136,924

Finance - Investment Banker/Broker — 0.2%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	944,000	895,958
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)(4)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)(4)	230,000	23
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	570,000	577,125
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	794,000	788,561

		2,261,685

Finance - Leasing Companies — 0.1%
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024	715,000	709,419

Finance - Mortgage Loan/Banker — 0.1%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	800,000	806,000

Finance - Other Services — 0.4%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	2,420,000	2,391,141
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	1,032,000	997,214
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	769,000	748,629

18

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Other Services (continued)
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. Senior Notes 6.38% due 12/15/2022*	$560,000	$568,400

		4,705,384

Food - Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	600,000	580,126

Food - Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	1,441,000	1,505,633

Food - Retail — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	740,000	647,500
Kroger Co. Senior Notes 4.65% due 01/15/2048#	1,522,000	1,469,412

		2,116,912

Food - Wholesale/Distribution — 0.0%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*#	370,000	351,038

Gambling (Non-Hotel) — 0.0%
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*#	513,000	529,154
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(3)(4)(13)	5,223	81

		529,235

Gas - Distribution — 0.0%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	488,000	494,431

Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	534,000	537,338

Hotels/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 4.50% due 04/01/2027	640,000	635,834

Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	700,000	679,000

Insurance - Life/Health — 0.3%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047*	362,000	337,586
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	490,000	485,722

Security Description	Principal Amount	Value (Note 2)

Insurance - Life/Health — (continued)
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	$2,643,000	$2,638,471

		3,461,779

Insurance - Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	862,000	1,033,673
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,603,000	2,594,371

		3,628,044

Insurance - Mutual — 0.3%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	391,000	379,680
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	908,000	873,009
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	2,678,000	2,617,444

		3,870,133

Insurance - Property/Casualty — 0.1%
Markel Corp. Senior Notes 4.30% due 11/01/2047	921,000	886,114

Insurance - Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	976,000	971,762

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	800,000	833,000
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025#	565,000	590,493

		1,423,493

Internet Content - Entertainment — 0.1%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	750,000	792,457

Machinery - Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 1.85% due 09/04/2020	1,554,000	1,518,336
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	1,060,000	1,034,608

		2,552,944

Machinery - Farming — 0.2%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022	754,000	770,694

19

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Machinery - Farming (continued)
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	$1,291,000	$1,275,264

		2,045,958

Machinery - Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*	565,000	596,075

Marine Services — 0.1%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	830,000	863,200

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	675,000	672,579
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	417,000	406,575

		1,079,154

Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	312,000	311,252
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	650,000	633,064
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*#	1,811,000	1,731,517
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,595,000	1,586,604
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	1,240,000	1,238,765

		5,501,202

Medical - Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	1,289,000	1,260,002
Celgene Corp. Senior Notes 3.63% due 05/15/2024	1,057,000	1,053,758
Celgene Corp. Senior Notes 4.55% due 02/20/2048	1,979,000	1,922,243

		4,236,003

Medical - Drugs — 0.0%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	675,000	504,563

Medical - Generic Drugs — 0.1%
Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022	1,260,000	1,242,690

Security Description	Principal Amount	Value (Note 2)

Medical - HMO — 0.3%
Anthem, Inc. Senior Notes 4.38% due 12/01/2047	$467,000	$456,516
Centene Corp. Senior Notes 4.75% due 01/15/2025#	375,000	372,891
UnitedHealth Group, Inc. Senior Bonds 1.95% due 10/15/2020	1,107,000	1,084,644
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	971,000	949,507
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	663,000	669,200

		3,532,758

Medical - Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021#	575,000	530,437
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	513,000	525,825
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	421,000	404,160
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023#	725,000	725,000

		2,185,422

Medical - Wholesale Drug Distribution — 0.1%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	530,000	552,453
McKesson Corp. Senior Notes 3.95% due 02/16/2028	289,000	287,356

		839,809

Metal Processors & Fabrication — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	600,000	634,500
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	220,000	221,650
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	389,000	397,752

		1,253,902

Metal - Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023#	715,000	693,550

Metal - Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*	660,000	634,896

20

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Metal - Diversified (continued)
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	$258,000	$251,650

		886,546

Multimedia — 0.0%
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	180,000	181,637

Networking Products — 0.4%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	4,621,000	4,537,950

Oil Companies - Exploration & Production — 1.4%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,565,000	1,864,294
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023#	525,000	526,312
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	1,114,000	1,144,816
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	600,000	582,750
Continental Resources, Inc. Senior Notes 4.38% due 01/15/2028*	1,386,000	1,351,350
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	575,000	583,625
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*#	303,000	309,818
Denbury Resources, Inc. Sec. Notes 9.25% due 03/31/2022*	450,000	461,250
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	518,000	542,544
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	517,000	576,896
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	475,000	471,438
Hess Corp. Senior Notes 4.30% due 04/01/2027#	357,000	349,462
Hess Corp. Senior Notes 5.60% due 02/15/2041	1,336,000	1,375,892
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*#	1,011,000	1,016,055
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	450,000	456,750
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	1,098,000	1,115,605

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Exploration & Production (continued)
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037#	$1,390,000	$1,680,365
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	509,000	525,542
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	405,000	398,419
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	896,000	672,000
Southwestern Energy Co. Senior Notes 7.50% due 04/01/2026#	550,000	555,500
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	419,000	448,330

		17,009,013

Oil Companies - Integrated — 0.4%
Chevron Corp. Senior Bonds 1.99% due 03/03/2020	2,196,000	2,169,487
Chevron Corp. Senior Notes 2.36% due 12/05/2022	1,200,000	1,163,528
Chevron Corp. Senior Notes 2.50% due 03/03/2022	1,337,000	1,315,471

		4,648,486

Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	580,000	576,375

Oil Refining & Marketing — 0.3%
Andeavor Senior Notes 4.50% due 04/01/2048	476,000	433,546
Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	152,000	155,040
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025	1,045,000	1,081,575
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	1,625,000	1,621,478

		3,291,639

Oil - Field Services — 0.1%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	380,000	406,985
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	750,000	677,813

		1,084,798

Paper & Related Products — 0.6%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	1,445,000	1,609,447

21

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*#	$1,186,000	$1,193,453
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,930,000	2,990,254
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	737,000	784,283
International Paper Co. Senior Notes 4.40% due 08/15/2047	263,000	258,723
International Paper Co. Senior Notes 5.00% due 09/15/2035	551,000	598,759

		7,434,919

Petrochemicals — 0.1%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	1,110,000	1,110,815

Pharmacy Services — 0.1%
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	551,996	555,749
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	280,434	302,767
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	489,296	535,862

		1,394,378

Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	580,000	593,775

Pipelines — 2.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 3.50% due 12/01/2022	585,000	575,622
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047	1,470,000	1,424,072
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	583,000	596,118
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	850,000	859,563
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	231,000	258,489
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	648,000	654,480
Duke Energy Field Services LLC Company Guar. Notes 6.45% due 11/03/2036*#	535,000	588,500
Enbridge Energy Partners LP Senior Notes 7.38% due 10/15/2045	784,000	1,019,059

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023	$595,000	$583,659
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	301,000	286,885
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	111,000	116,215
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,894,000	2,134,989
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026#	910,000	924,136
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	1,043,000	989,134
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	1,369,000	1,312,777
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	250,000	240,000
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	500,000	498,600
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	672,000	690,480
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	647,000	675,042
MPLX LP Senior Notes 4.00% due 03/15/2028	831,000	816,665
MPLX LP Senior Notes 4.50% due 04/15/2038	964,000	935,310
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	1,201,000	1,197,998
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	1,237,000	1,218,662
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	452,000	454,608
SemGroup Corp. Company Guar. Notes 7.25% due 03/15/2026	670,000	685,075
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	487,000	482,130
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	217,000	209,948
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	540,000	544,725
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	250,000	250,000

22

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	$465,000	$478,941
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026#	966,000	981,059
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	2,389,000	2,320,316
Williams Partners LP Senior Notes 3.75% due 06/15/2027	396,000	382,741
Williams Partners LP Senior Notes 5.10% due 09/15/2045	1,863,000	1,926,827

		27,312,825

Poultry — 0.0%
Pilgrim’s Pride Corp. Senior Notes 5.88% due 09/30/2027*	575,000	559,072

Publishing - Books — 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	915,000	885,262

Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	600,000	619,500

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*#	1,075,000	1,088,437

Real Estate Investment Trusts — 0.6%
Brandywine Operating Partnership LP Company Guar. Notes 3.95% due 11/15/2027	657,000	632,900
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	668,000	671,340
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,000,000	997,500
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	550,000	547,250
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	544,000	521,594
Goodman US Finance Three LLC Company Guar. Notes 4.50% due 10/15/2037*	540,000	534,385
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	665,000	626,763
iStar, Inc. Senior Notes 5.25% due 09/15/2022	639,000	627,818
iStar, Inc. Senior Notes 6.00% due 04/01/2022	289,000	290,445

Security Description	Principal Amount	Value (Note 2)

Real Estate Investment Trusts (continued)
Life Storage LP Company Guar. Notes 3.88% due 12/15/2027	$465,000	$450,290
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	960,000	937,920
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025*#	975,000	945,750

		7,783,955

Real Estate Management/Services — 0.1%
Kennedy - Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,000,000	1,000,000
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	860,000	832,050

		1,832,050

Real Estate Operations & Development — 0.1%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	590,000	597,375

Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	710,000	688,700

Retail - Appliances — 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	720,000	712,800

Retail - Auto Parts — 0.1%
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	916,000	890,130

Retail - Automobile — 0.1%
Asbury Automotive Group, Inc. Company Guar. Notes 6.00% due 12/15/2024	423,000	438,863
AutoNation, Inc. Company Guar. Notes 3.80% due 11/15/2027	1,444,000	1,375,308

		1,814,171

Retail - Discount — 0.2%
Wal-Mart Stores, Inc. Senior Bonds 1.90% due 12/15/2020	2,688,000	2,634,812

Retail - Office Supplies — 0.1%
Arch Merger Sub, Inc. Company Guar. Notes 8.50% due 09/15/2025*#	1,135,000	1,089,600

Retail - Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	362,000	374,218

Retail - Restaurants — 0.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	462,000	455,648

23

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Restaurants (continued)
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	$265,000	$262,034
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	770,000	810,425
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	620,000	626,200

		2,154,307

Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	785,000	802,898

Savings & Loans/Thrifts — 0.6%
Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020	2,075,000	2,077,363
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	2,335,000	2,508,912
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,210,000	2,506,413

		7,092,688

Semiconductor Components - Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	1,127,000	1,104,793

Steel - Producers — 0.1%
AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025#	575,000	563,500
United States Steel Corp. Senior Notes 6.88% due 08/15/2025#	525,000	551,250

		1,114,750

Telecom Services — 0.1%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	635,000	600,869

Telecommunication Equipment — 0.0%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	269,000	269,673

Telephone - Integrated — 1.5%
AT&T, Inc. Senior Notes 2.85% due 02/14/2023	1,505,000	1,497,588
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	1,230,000	1,101,357
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	1,747,000	1,688,572
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	822,000	778,811

Security Description	Principal Amount	Value (Note 2)

Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	$4,549,000	$4,558,586
AT&T, Inc. Senior Notes 5.30% due 08/14/2058	1,343,000	1,336,753
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	580,000	572,025
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031#	835,000	526,050
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	659,000	643,961
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	489,000	479,959
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	2,608,000	2,435,725
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	1,988,000	2,106,880

		17,726,267

Television — 0.1%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	594,000	670,477

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026	948,000	895,130
GATX Corp. Senior Notes 3.50% due 03/15/2028	223,000	211,180
GATX Corp. Senior Notes 3.85% due 03/30/2027	240,000	236,051

		1,342,361

Transport - Marine — 0.1%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	1,159,000	1,152,611

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*#	809,000	815,067

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	519,000	499,943

Total U.S. Corporate Bonds & Notes
(cost $406,520,982)		404,821,333

FOREIGN CORPORATE BONDS & NOTES — 11.3%
Aerospace/Defense - Equipment — 0.1%
Airbus Finance BV Company Guar. Notes 2.70% due 04/17/2023*#	1,099,000	1,075,833

24

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Agricultural Chemicals 0.0%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	$560,000	$588,000

Airport Development/Maintenance — 0.0%
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047*	485,000	452,869

Auto-Cars/Light Trucks — 0.1%
Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*	1,283,000	1,246,134

Auto/Truck Parts & Equipment - Original — 0.0%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	595,000	589,972

Banks - Commercial — 1.4%
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	728,000	717,254
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	995,000	949,091
Bank of Nova Scotia Senior Notes 2.50% due 01/08/2021	1,613,000	1,593,513
BPCE SA Bank Guar. Notes 2.75% due 12/02/2021	1,105,000	1,081,762
BPCE SA Sub. Notes 4.50% due 03/15/2025*	1,800,000	1,816,613
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	2,621,000	2,568,441
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	1,094,000	1,087,623
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	1,529,000	1,518,088
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020	1,100,000	1,163,836
Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*	556,000	527,714
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*#	1,662,000	1,696,840
Rabobank Nederland NY Senior Notes 1.70% due 03/19/2018	377,000	376,970
Santander UK PLC Senior Notes 2.13% due 11/03/2020	733,000	717,438
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020	1,568,000	1,532,531

		17,347,714

Beverages - Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	818,000	817,409

Security Description	Principal Amount	Value (Note 2)

Building Societies — 0.1%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	$1,018,000	$980,767

Building - Residential/Commercial — 0.1%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	616,000	643,720

Cable/Satellite TV — 0.3%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*#	585,000	589,388
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*#	1,045,000	919,600
SFR Group SA Senior Sec. Notes 7.38% due 05/01/2026*	1,643,000	1,585,988
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	580,000	573,475
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	575,000	551,281

		4,219,732

Cellular Telecom — 0.1%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*#	617,000	637,053

Chemicals - Diversified — 0.2%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	971,000	945,268
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	825,000	818,813
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	565,000	571,356

		2,335,437

Computers - Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025#	725,000	703,212

Cruise Lines — 0.1%
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	775,000	827,313

Diversified Banking Institutions — 2.7%
Barclays PLC Sub. Notes 4.84% due 05/09/2028#	1,815,000	1,787,614
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*#	1,576,000	1,579,690
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	910,000	878,908
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*#	1,129,000	1,132,153

25

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	$2,886,000	$2,899,610
Deutsche Bank AG Senior Notes 3.95% due 02/27/2023	321,000	320,670
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,176,000	1,169,462
HSBC Holdings PLC Senior Notes 4.04% due 03/13/2028	974,000	977,368
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	1,195,000	1,156,167
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	1,168,000	1,181,910
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	539,000	517,541
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022	1,275,000	1,238,973
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021	1,135,000	1,131,951
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.78% due 03/02/2025	1,980,000	1,982,373
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	3,722,000	3,600,950
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023	2,286,000	2,286,000
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	587,000	578,267
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	454,000	451,529
UBS AG Senior Notes 2.20% due 06/08/2020*	723,000	711,699
UBS AG Senior Notes 2.45% due 12/01/2020*	1,088,000	1,071,206
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	702,000	702,369
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	269,000	273,282
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*#	4,063,000	4,169,312

		31,799,004

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	2,229,000	2,183,272

Security Description	Principal Amount	Value (Note 2)

Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 5.75% due 03/15/2022*	$700,000	$698,250
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*	2,165,000	2,142,978

		2,841,228

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	773,000	749,243
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.75% due 05/15/2022*	885,000	884,336

		1,633,579

Electric - Generation — 0.1%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	1,442,000	1,419,107
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	339,000	361,406

		1,780,513

Electric - Integrated — 0.6%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,031,000	2,002,751
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	2,394,000	2,252,130
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	2,632,000	2,528,705

		6,783,586

Finance - Consumer Loans — 0.1%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	775,000	824,406

Food - Meat Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	398,000	388,130
JBS USA Lux SA/JBS USA Finance, Inc. Company Guar. Notes 6.75% due 02/15/2028*	216,000	213,883

		602,013

Gambling (Non-Hotel) — 0.0%
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*	315,000	337,838

Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	540,000	543,523
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*	772,000	748,840

		1,292,363

26

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance - Life/Health — 0.3%
AIA Group, Ltd. Senior Notes 4.50% due 03/16/2046*	$495,000	$509,919
Athene Holding, Ltd. Senior Bonds 4.13% due 01/12/2028	2,869,000	2,760,512

		3,270,431

Insurance - Multi-line — 0.1%
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	989,000	1,042,416

Insurance - Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	533,000	534,364

Internet Application Software — 0.1%
Tencent Holdings, Ltd. Senior Notes 3.93% due 01/19/2038*	710,000	671,570

Machinery - Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,353,000	1,311,491

Medical - Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	1,044,000	999,481
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,510,000	1,342,012
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	561,000	590,453

		2,931,946

Metal - Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	308,000	306,075
First Quantum Minerals, Ltd. Company Guar. Notes 6.88% due 03/01/2026*#	326,000	324,370
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	320,000	332,000
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	525,000	557,812

		1,520,257

Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024#	377,000	344,484
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*#	437,000	439,185
Shelf Drilling Holdings, Ltd. Senior Notes 8.25% due 02/15/2025*	475,000	478,562

		1,262,231

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production — 0.5%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	$681,000	$861,299
CNOOC Curtis Funding No. 1 Pty, Ltd. Company Guar. Notes 4.50% due 10/03/2023	3,200,000	3,314,019
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	997,000	854,928
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	464,000	455,300

		5,485,546

Oil Companies - Integrated — 1.2%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	1,130,000	1,135,854
Cenovus Energy, Inc. Senior Bonds 5.40% due 06/15/2047#	1,035,000	1,040,735
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022	2,800,000	2,871,232
Petroleos Mexicanos Senior Notes 6.35% due 02/12/2048*	822,000	801,368
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	1,400,000	1,447,950
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	1,831,000	1,861,889
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	1,552,000	1,578,182
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019	500,000	516,958
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	902,000	890,770
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	1,024,000	1,009,330
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	690,000	662,433

		13,816,701

Oil - Field Services — 0.2%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	679,000	714,647
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	875,000	845,469
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024#	500,000	495,000

		2,055,116

Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	158,000	159,975

27

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*#	$179,000	$183,028

		343,003

Printing - Commercial — 0.1%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	1,240,000	1,302,000

Satellite Telecom — 0.2%
Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024*#	870,000	885,225
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	800,000	661,000
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	720,000	379,800

		1,926,025

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	380,000	385,700
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	236,000	237,770

		623,470

Steel - Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025#	292,000	321,653

SupraNational Banks — 0.2%
European Investment Bank Senior Notes 1.63% due 08/14/2020	2,603,000	2,547,167

Telephone - Integrated — 0.6%
Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*	1,124,000	1,063,008
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,882,000	2,305,450
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027	730,000	725,338
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	1,989,000	1,986,664
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,107,000	1,163,551

		7,244,011

Transport - Marine — 0.1%
SCF Capital Designated Activity Co. Company Guar. Notes 5.38% due 06/16/2023	1,400,000	1,422,120

Transport - Rail — 0.2%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	623,000	764,812

Security Description	Principal Amount	Value (Note 2)

Transport - Rail (continued)
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042	$1,200,000	$1,353,605

		2,118,417

Total Foreign Corporate Bonds & Notes
(cost $135,916,303)		134,292,902

FOREIGN GOVERNMENT OBLIGATIONS — 7.1%
Banks - Special Purpose — 0.6%
Brazilian Development Bank Senior Notes 5.50% due 07/12/2020	2,300,000	2,392,000
Brazilian Development Bank Senior Notes 6.50% due 06/10/2019	2,300,000	2,388,550
China Development Bank Corp. Senior Notes 2.50% due 10/09/2020	2,400,000	2,364,693

		7,145,243

Central Bank — 0.1%
Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025	1,200,000	1,134,000

Sovereign — 6.4%
Dominican Republic Senior Bonds 5.88% due 04/18/2024	1,600,000	1,688,384
Dominican Republic Senior Bonds 7.45% due 04/30/2044	1,850,000	2,127,500
Government of Egypt Senior Notes 5.58% due 02/21/2023*	600,000	610,158
Government of Egypt Senior Notes 8.50% due 01/31/2047	1,150,000	1,287,469
Government of Romania Senior Notes 6.13% due 01/22/2044	1,300,000	1,569,750
Government of Ukraine Senior Notes 7.38% due 09/25/2032*	1,600,000	1,552,355
Kingdom of Jordan Senior Notes 7.38% due 10/10/2047	1,400,000	1,477,336
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027	900,000	927,855
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050	900,000	934,650
Republic of Argentina Senior Notes 4.63% due 01/11/2023	1,200,000	1,150,812
Republic of Argentina Senior Notes 5.88% due 01/11/2028	360,000	336,420
Republic of Argentina Senior Notes 6.88% due 04/22/2021	750,000	793,875
Republic of Argentina Senior Bonds 6.88% due 01/11/2048	700,000	640,500

28

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Argentina Senior Notes 8.28% due 12/31/2033	$1,612,344	$1,763,904
Republic of Azerbaijan Senior Notes 4.75% due 03/18/2024	1,600,000	1,620,000
Republic of Chile Senior Notes 3.24% due 02/06/2028#	4,636,000	4,480,694
Republic of Colombia Senior Bonds 7.38% due 09/18/2037	800,000	1,021,200
Republic of Colombia Senior Notes 8.13% due 05/21/2024	800,000	984,000
Republic of Croatia Senior Notes 6.38% due 03/24/2021	2,600,000	2,801,500
Republic of Ecuador Senior Notes 7.88% due 01/23/2028*	1,385,000	1,385,000
Republic of Ecuador Senior Notes 9.63% due 06/02/2027	1,700,000	1,872,550
Republic of Guatemala Senior Notes 4.38% due 06/05/2027*	340,000	330,650
Republic of Guatemala Senior Notes 4.38% due 06/05/2027	1,200,000	1,167,000
Republic of Guatemala Senior Notes 4.88% due 02/13/2028	1,000,000	994,490
Republic of Honduras Senior Notes 6.25% due 01/19/2027	2,300,000	2,384,249
Republic of Hungary Senior Notes 5.38% due 02/21/2023	2,600,000	2,811,900
Republic of Indonesia Senior Notes 2.95% due 01/11/2023	1,270,000	1,226,199
Republic of Indonesia Senior Notes 5.88% due 01/15/2024	1,000,000	1,101,048
Republic of Indonesia Senior Notes 6.63% due 02/17/2037	1,200,000	1,452,132
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032	567,000	547,918
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033	400,000	386,000
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*	900,000	868,500
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045	1,400,000	1,717,554
Republic of Lebanon Senior Notes 5.80% due 04/14/2020	500,000	491,085

Security Description	Principal Amount	Value (Note 2)

Sovereign (continued)
Republic of Lebanon Senior Notes 8.25% due 04/12/2021	$500,000	$518,944
Republic of Nigeria Senior Notes 7.14% due 02/23/2030*	1,350,000	1,385,775
Republic of Panama Senior Notes 4.00% due 09/22/2024	1,700,000	1,751,000
Republic of Peru Senior Notes 5.63% due 11/18/2050	800,000	956,000
Republic of Peru Senior Notes 8.75% due 11/21/2033	700,000	1,057,000
Republic of Poland Senior Notes 5.13% due 04/21/2021	700,000	744,205
Republic of Serbia Senior Bonds 4.88% due 02/25/2020	3,000,000	3,069,294
Republic of South Africa Senior Notes 4.67% due 01/17/2024	900,000	909,990
Republic of South Africa Senior Notes 6.25% due 03/08/2041	1,400,000	1,509,200
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026	3,100,000	3,224,595
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	950,000	974,324
Republic of Turkey Senior Notes 6.25% due 09/26/2022	1,250,000	1,333,435
Republic of Turkey Notes 6.63% due 02/17/2045	2,800,000	2,833,858
Republic of Turkey Senior Notes 8.00% due 02/14/2034	800,000	936,000
Republic of Zambia Senior Notes 8.50% due 04/14/2024	1,350,000	1,425,805
Socialist Republic of Vietnam Senior Notes 4.80% due 11/19/2024	1,400,000	1,436,716
United Mexican States Senior Bonds 3.63% due 03/15/2022	1,400,000	1,421,000
United Mexican States Senior Notes 3.75% due 01/11/2028	1,627,000	1,558,666
United Mexican States Senior Notes 4.35% due 01/15/2047	1,128,000	1,021,968
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,334,000	1,283,975

		75,856,387

Total Foreign Government Obligations
(cost $86,191,741)		84,135,630

29

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 33.3%
Federal Home Loan Mtg. Corp. — 11.8%
2.50% due 01/01/2028	$723,875	$710,521
2.50% due 04/01/2028	1,564,783	1,535,564
2.50% due 03/01/2031	914,412	892,007
2.50% due 10/01/2032	4,785,084	4,667,837
3.00% due 08/01/2027	296,674	297,575
3.00% due 10/01/2042	1,508,325	1,473,408
3.00% due 11/01/2042	1,230,058	1,201,582
3.00% due 02/01/2043	1,842,775	1,789,767
3.00% due 04/01/2043	1,825,774	1,782,085
3.00% due 05/01/2043	622,941	608,519
3.00% due 08/01/2043	6,411,127	6,258,199
3.00% due 07/01/2045	11,236,653	10,923,336
3.00% due 10/01/2045	6,654,857	6,463,871
3.00% due 05/01/2046	5,220,210	5,066,130
3.00% due 08/01/2046	6,235,226	6,051,182
3.50% due 01/01/2032	5,397,494	5,500,422
3.50% due 03/01/2042	4,397,867	4,416,956
3.50% due 04/01/2042	1,828,446	1,836,382
3.50% due 08/01/2042	1,511,804	1,518,364
3.50% due 09/01/2043	1,483,359	1,489,796
3.50% due 03/01/2045	1,318,668	1,320,180
3.50% due 07/01/2045	8,830,683	8,841,878
3.50% due 08/01/2045	2,549,499	2,556,715
3.50% due 11/01/2045	4,773,309	4,777,390
3.50% due 01/01/2046	2,918,455	2,920,949
3.50% due 11/01/2047	13,774,452	13,786,256
4.00% due 03/01/2023	146,595	150,343
4.00% due 09/01/2040	1,491,205	1,540,813
4.00% due 07/01/2044	108,461	111,572
4.00% due 10/01/2045	3,995,618	4,110,122
4.00% due 01/01/2046	847,789	875,083
4.50% due 11/01/2018	3,877	3,913
4.50% due 02/01/2019	6,796	6,866
4.50% due 12/01/2039	603,678	638,610
4.50% due 07/01/2044	1,473,228	1,550,530
4.50% due 09/01/2044	5,975,892	6,268,344
5.00% due 10/01/2033	1,448	1,553
5.00% due 07/01/2040	704,516	757,168
5.00% due 11/01/2043	3,310,318	3,579,083
5.50% due 11/01/2018	797	799
5.50% due 11/01/2032	8,613	9,432
5.50% due 07/01/2034	31,032	34,135
5.50% due 02/01/2035	36,755	39,852
5.50% due 07/01/2035	1,148	1,268
5.50% due 01/01/2036	198,212	218,744
5.50% due 05/01/2037	32,900	36,045
6.00% due 07/01/2035	84,553	93,848
6.00% due 03/01/2040	169,087	189,385
6.50% due 12/01/2032	20,108	22,643
6.50% due 02/01/2036	13,948	15,707
6.50% due 09/01/2036	322	363
6.50% due 05/01/2037	44,307	49,892
Federal Home Loan Mtg. Corp. FRS 3.11% (6 ML+1.49%) due 02/01/2037	218,241	224,828
3.64% (12 ML+1.89%) due 11/01/2037	1,670,561	1,761,499
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	4,031,375	3,991,140
Series 3820, Class DA 4.00% due 11/15/2035(2)	3,912,635	3,972,391
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.21% (6.80% - 1 ML) due 09/15/2039(2)(5)(6)	1,148,958	122,912
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 2.82% (1 ML+1.20%) due 08/25/2029(2)	2,587,133	2,611,152

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Series 2015-DNA1, Class M2 3.47% (1 ML+1.85%) due 10/25/2027(2)	$1,000,000	$1,021,441
Series 2014-DN1, Class M2 3.82% (1 ML+2.20%) due 02/25/2024(2)	1,492,640	1,537,477
Series 2014-HQ2, Class M2 3.82% (1 ML+2.20%) due 09/25/2024(2)	3,644,366	3,757,072
Series 2015-HQ1, Class M2 3.82% (1 ML+2.20%) due 03/25/2025(2)	7,269	7,326
Series 2015-HQA1, Class M2 4.27% (1 ML+2.65%) due 03/25/2028(2)	626,316	639,529
Series 2016-HQA1, Class M2 4.37% (1 ML+2.75%) due 09/25/2028(2)	1,314,000	1,349,714
Series 2015-HQA2, Class M2 4.42% (1ML+2.80%) due 05/25/2028(2)	821,262	848,019

		140,837,484

Federal National Mtg. Assoc. — 18.8%
Federal National Mtg. Assoc. 2.50% due 02/01/2028	1,591,474	1,564,888
2.50% due 04/01/2028	408,534	401,453
2.50% due 01/01/2032	2,770,280	2,703,823
3.00% due 04/01/2027	1,133,857	1,135,939
3.00% due 10/01/2027	180,073	179,806
3.00% due 01/01/2028	1,580,853	1,579,869
3.00% due 10/01/2030	2,948,518	2,943,046
3.00% due 10/01/2032	11,789,963	11,749,828
3.00% due 03/01/2042	3,031,948	2,962,050
3.00% due 12/01/2042	2,831,043	2,765,772
3.00% due 05/01/2043	3,365,516	3,287,913
3.00% due 05/01/2046	3,979,140	3,858,072
3.00% due 09/01/2046	1,791,810	1,737,293
3.00% due 01/01/2047	8,892,972	8,622,397
3.00% due 02/01/2048	10,621,593	10,300,540
3.50% due 08/01/2026	1,234,173	1,255,765
3.50% due 09/01/2026	1,118,691	1,138,657
3.50% due 08/01/2027	120,577	122,687
3.50% due 10/01/2028	2,585,121	2,631,822
3.50% due 12/01/2041	436,570	438,564
3.50% due 03/01/2042	626,564	629,426
3.50% due 08/01/2042	4,116,490	4,134,826
3.50% due 09/01/2042	585,548	587,891
3.50% due 02/01/2043	2,920,840	2,938,348
3.50% due 04/01/2045	610,747	610,836
3.50% due 07/01/2045	1,879,645	1,878,430
3.50% due 08/01/2045	2,554,726	2,555,070
3.50% due 09/01/2045	569,396	568,999
3.50% due 10/01/2045	3,300,341	3,301,679
3.50% due 11/01/2045	8,061,197	8,063,053
3.50% due 12/01/2045	13,490,850	13,485,610
3.50% due 02/01/2046	2,307,058	2,306,161
3.50% due 03/01/2046	10,886,055	10,881,822
3.50% due 07/01/2046	7,170,069	7,180,204
4.00% due 11/01/2025	93,976	97,011
4.00% due 09/01/2040	121,843	125,736
4.00% due 10/01/2040	241,208	248,903
4.00% due 12/01/2040	2,144,783	2,213,519
4.00% due 10/01/2041	1,282,019	1,323,134
4.00% due 11/01/2041	1,356,548	1,400,030
4.00% due 01/01/2043	2,382,583	2,460,626
4.00% due 10/01/2043	3,140,715	3,238,775
4.00% due 10/01/2044	4,022,602	4,129,845
4.00% due 02/01/2045	4,527,981	4,671,354
4.00% due 02/01/2046	3,268,469	3,350,533
4.00% due 06/01/2046	310,193	317,990
4.00% due 01/01/2047	5,103,311	5,232,885
4.00% due 05/01/2047	4,910,707	5,036,251
4.00% due 07/01/2047	12,972,788	13,306,369
4.00% due 08/01/2047	7,188,127	7,373,417

30

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 06/01/2018	$213	$214
4.50% due 10/01/2024	420,946	438,521
4.50% due 03/01/2025	593,172	615,946
4.50% due 06/01/2039	157,639	165,623
4.50% due 01/01/2040	424,681	448,330
4.50% due 02/01/2040	1,140,857	1,216,012
4.50% due 05/01/2040	349,676	371,614
4.50% due 11/01/2040	341,852	360,901
4.50% due 12/01/2040	316,759	334,040
4.50% due 05/01/2041	706,460	745,524
4.50% due 03/01/2042	3,272,078	3,445,503
4.50% due 08/01/2045	9,221,778	9,821,243
4.50% due 04/01/2047	2,356,900	2,470,990
5.00% due 09/01/2018	263	266
5.00% due 10/01/2018	291	294
5.00% due 03/01/2020	1,836	1,873
5.00% due 06/01/2022	50,598	52,471
5.00% due 10/01/2024	238,380	242,075
5.00% due 09/01/2033	643,712	695,029
5.00% due 04/01/2040	292,566	312,408
5.00% due 05/01/2040	700,436	756,934
5.00% due 06/01/2040	3,186,613	3,444,202
5.00% due 07/01/2040	749,128	807,972
5.00% due 02/01/2045	1,886,050	2,043,856
5.50% due 12/01/2029	166,819	181,190
5.50% due 12/01/2033	31,957	35,096
5.50% due 07/01/2037	34,347	37,601
5.50% due 08/01/2037	1,621,668	1,779,775
5.50% due 06/01/2038	176,140	193,181
5.50% due 09/01/2039	596,001	653,673
6.00% due 08/01/2034	29,628	33,179
6.00% due 11/01/2035	41,618	46,260
6.00% due 06/01/2036	66,779	74,780
6.00% due 12/01/2036	112,042	125,054
6.00% due 07/01/2038	541,790	604,227
6.00% due 09/01/2038	295,342	329,794
6.00% due 11/01/2038	176,758	197,186
Federal National Mtg. Assoc. FRS
3.06% (6 ML+1.54%) due 09/01/2035	1,358,153	1,406,566
3.21% (1 Yr USTYCR+2.26%) due 11/01/2036	621,568	657,983
3.34% (12 ML+1.57%) due 05/01/2037	333,559	348,191
3.35% (1 Yr USTYCR+2.19%) due 10/01/2035	1,534,988	1,614,632
3.43% (12 ML+1.66%) due 07/01/2039	1,082,669	1,137,332
3.54% (12 ML+1.77%) due 05/01/2040	1,633,268	1,706,291
3.57% (12 ML+1.82%) due 10/01/2040	371,651	388,411
3.58% (12 ML+1.83%) due 10/01/2040	824,633	862,607
3.68% (12 ML+1.91%) due 08/01/2035	918,851	974,097
Federal National Mtg. Assoc. REMIC
Series 2017-94, Class DA 3.00% due 06/25/2045(2)	6,104,890	6,047,453
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C01, Class M1 3.22% (1 ML+1.60%) due 01/25/2024(2)	367,108	370,052
Series 2013-C01, Class M1 3.62% (1 ML+2.00%) due 10/25/2023(2)	15,931	16,030

		223,641,399

Government National Mtg. Assoc. — 2.6%
3.00% due 02/20/2045	2,190,427	2,152,665
3.00% due 05/20/2045	1,696,624	1,660,638
3.00% due 07/20/2045	423,038	414,011
3.00% due 11/20/2045	3,582,002	3,504,870
3.00% due 12/20/2045	2,871,818	2,809,793
3.00% due 09/20/2047	4,920,383	4,813,772

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
3.50% due 03/20/2045	$1,496,507	$1,507,885
3.50% due 07/20/2045	732,267	737,835
3.50% due 03/20/2047	4,566,827	4,597,904
4.00% due 03/20/2044	927,602	959,969
4.00% due 07/20/2045	2,628,046	2,719,660
4.00% due 10/20/2045	958,122	989,618
4.50% due 05/15/2039	623,129	665,194
5.00% due 05/15/2034	215,545	232,057
5.00% due 01/15/2040	534,767	577,754
5.50% due 12/15/2039	711,710	783,212
6.00% due 10/15/2039	466,087	518,027
7.00% due 09/15/2028	3,560	3,613
Government National Mtg. Assoc. REMIC VRS
Series 2013-118, Class B 2.50% due 10/16/2043(1)(8)	1,700,000	1,599,996

		31,248,473

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	565,000	564,146

Total U.S. Government Agencies
(cost $406,909,293)		396,291,502

U.S. GOVERNMENT TREASURIES — 7.7%
United States Treasury Bonds — 3.0%
2.50% due 02/15/2045	1,189,000	1,052,637
2.50% due 02/15/2046	1,783,000	1,573,010
2.50% due 05/15/2046	1,426,000	1,256,885
2.75% due 08/15/2047	1,300,000	1,204,227
2.75% due 11/15/2047	400,000	370,594
2.88% due 11/15/2046	1,630,000	1,550,410
3.00% due 05/15/2045	595,000	581,241
3.00% due 11/15/2045	3,499,000	3,416,172
3.00% due 02/15/2047	1,582,000	1,542,574
3.00% due 05/15/2047	13,750,000	13,400,879
3.13% due 11/15/2041	815,000	819,202
3.13% due 02/15/2042	1,908,000	1,917,540
3.13% due 08/15/2044	310,000	310,121
3.63% due 08/15/2043	476,000	518,542
3.75% due 08/15/2041	37,000	41,083
3.88% due 08/15/2040	140,000	158,227
4.25% due 11/15/2040	713,000	849,723
4.38% due 05/15/2040	2,990,000	3,619,885
4.38% due 05/15/2041	452,000	548,739
4.63% due 02/15/2040	68,000	84,997
5.25% due 11/15/2028	375,000	456,182

		35,272,870

United States Treasury Notes — 4.7%
0.13% due 04/15/2019 TIPS(12)	291,434	291,677
0.13% due 04/15/2020 TIPS(12)	284,237	283,315
1.00% due 03/15/2018	1,970,000	1,969,775
1.00% due 05/31/2018	3,279,000	3,273,578
1.25% due 11/30/2018	3,865,000	3,843,108
1.38% due 06/30/2018	951,000	949,774
1.38% due 07/31/2018	1,141,000	1,138,772
1.38% due 12/31/2018	476,000	473,378
1.38% due 08/31/2020	5,800,000	5,661,570
1.38% due 01/31/2021	2,107,000	2,044,613
1.50% due 08/31/2018	1,664,000	1,660,555
1.63% due 12/31/2019	584,000	577,384
1.63% due 08/31/2022	5,000,000	4,789,063
1.75% due 12/31/2020	480,000	471,356
2.00% due 11/15/2021	238,000	233,547
2.00% due 07/31/2022	492,000	479,662
2.00% due 11/15/2026	7,000,000	6,527,500
2.13% due 12/31/2021	473,000	465,628

31

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.25% due 12/31/2024#	$4,800,000	$4,636,125
2.25% due 08/15/2027	4,202,000	3,980,574
2.25% due 11/15/2027#	11,770,000	11,135,524
2.38% due 05/31/2018	1,338,000	1,340,349
3.38% due 11/15/2019	262,000	266,953

		56,493,780

Total U.S. Government Treasuries
(cost $94,637,151)		91,766,650

COMMON STOCKS — 0.0%
Television — 0.0%
ION Media Networks, Inc.†(3)(4)(14)
(cost $1)	79	70,327

PREFERRED SECURITIES — 0.1%
Electric - Distribution — 0.0%
Entergy Louisiana LLC
4.70%	22,875	541,451

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%†	6,900	48,645

Telecom Services — 0.1%
Qwest Corp.
6.13%	27,125	556,063

Total Preferred Securities
(cost $1,356,414)		1,146,159

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.9%
Banks - Commercial — 0.5%
Banco Bilbao Vizcaya Argentaria SA
6.13% due 11/16/2027#(7)	1,000,000	1,017,500
Bank of Nova Scotia
4.65% due 10/12/2022(7)	3,020,000	2,929,400
Rabobank Nederland
11.00% due 06/30/2019*(7)	1,033,000	1,128,552
Standard Chartered PLC
7.50% due 04/02/2022*#(7)	354,000	383,046

		5,458,498

Banks - Money Center — 0.1%
BBVA Bancomer SA
5.13% due 01/18/2033*	1,407,000	1,368,870

Banks - Super Regional — 0.3%
Huntington Bancshares, Inc.
Series E 5.70% due 04/15/2023(7)	1,058,000	1,065,935
SunTrust Banks, Inc.
5.05% due 06/15/2022#(7)	1,949,000	1,946,564
Wells Fargo Capital X
5.95% due 12/01/2086	413,000	452,441

		3,464,940

Diversified Banking Institutions — 0.9%
BAC Capital Trust XIII VRS
Series F 4.00% due 03/19/2018(7)(8)	862,000	752,009
Goldman Sachs Group, Inc.
Series P 5.00% due 11/10/2022(7)	2,627,000	2,555,073
HSBC Holdings PLC
6.00% due 05/22/2027(7)	1,763,000	1,800,904
JPMorgan Chase & Co.
Series CC 4.63% due 11/01/2022#(7)	2,432,000	2,351,744

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
JPMorgan Chase & Co.
Series U 6.13% due 04/30/2024(7)	$1,759,000	$1,859,263
Royal Bank of Scotland Group PLC
8.00% due 08/10/2025(7)	425,000	474,674
Societe Generale SA
7.88% due 12/18/2023*#(7)	993,000	1,104,713

		10,898,380

Electric - Integrated — 0.1%
Dominion Resources, Inc.
5.75% due 10/01/2054	754,000	803,010

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security
0.00%†(3)(4)	148,000	15

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp.
4.75% due 04/30/2043	817,000	842,863

Food - Dairy Products — 0.0%
Land O’Lakes Capital Trust I
7.45% due 03/15/2028*	503,000	573,420

Insurance - Life/Health — 0.1%
Prudential Financial, Inc.
4.50% due 09/15/2047#	623,000	610,852
Prudential Financial, Inc.
5.63% due 06/15/2043	921,000	971,655

		1,582,507

Insurance - Multi-line — 0.1%
MetLife, Inc.
6.40% due 12/15/2066	1,052,000	1,186,130

Pipelines — 0.5%
Enbridge, Inc. 5.50% due 07/15/2077	1,744,000	1,683,379
Energy Transfer Partners LP 6.25% due 02/15/2023#(7)	1,178,000	1,142,218
EnLink Midstream Partners LP 6.00% due 12/15/2022#(7)	1,005,000	954,750
Enterprise Products Operating LLC 4.88% due 08/16/2077	842,000	829,370
Enterprise Products Operating LLC 5.25% due 08/16/2077	740,000	714,100
TransCanada Trust 5.30% due 03/15/2077	767,000	772,752
TransCanada Trust 5.63% due 05/20/2075	490,000	512,050

		6,608,619

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc. 5.75% due 12/15/2053#	1,817,000	1,868,785

Total Preferred Securities/Capital Securities
(cost $34,080,844)		34,656,037

Total Long-Term Investment Securities
(cost $1,196,525,412)		1,177,534,881

32

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 3.9%
Registered Investment Companies — 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.31%(10)	9,770,869	$9,770,869
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(9)(10)	37,030,180	37,030,180

Total Short-Term Investment Securities
(cost $46,801,049)		46,801,049

TOTAL INVESTMENTS
(cost $1,243,326,461)(11)	102.8%	1,224,335,930
Liabilities in excess of other assets	(2.8)	(33,836,489)

NET ASSETS	100.0%	$1,190,499,441

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2018, the aggregate value of these securities was $186,522,968 representing 15.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Securities classified as Level 3 (see Note 2).
(4)	Illiquid security. At February 28, 2018, the aggregate value of these securities was $70,464 representing 0.0% of net assets.
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2018.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(9)	At February 28, 2018, the Fund had loaned securities with a total value of $67,788,992. This was secured by collateral of $37,030,180, which was received in cash and subsequently invested in short-term investments currently valued at $37,030,180 as reported in the Portfolio of Investments. Additional collateral of $32,094,187 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	1.78% to 7.80%	07/25/2019 to 03/15/2048	2,590,024
Federal National Mtg. Assoc.	1.88% to 16.34%	07/25/2019 to 06/25/2055	5,313,495
Government National Mtg. Assoc.	1.33% to 6.41%	01/15/2030 to 06/20/2063	2,338,741
United States Treasury Notes/Bonds	0.13% to 8.75%	04/15/2018 to 08/15/2043	21,851,927
(10)	The rate shown is the 7-day yield as of February 28, 2018.
(11)	See Note 5 for cost of investments on a tax basis.
(12)	Principal amount of security is adjusted for inflation.
(13)	Company has entered into a forbearance agreement under which consenting lenders extended the date by which specified payments otherwise would be due and payable to a subsequent date, subject to certain conditions.
(14)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	79	$1	$70,327	$890.21	0.01%

REMIC — Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2018 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

33

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$30,354,341	$—	$30,354,341
U.S. Corporate Bonds & Notes:
Airlines	—	554,514	37,587	592,101
Finance - Investment Banker/Broker	—	2,261,644	41	2,261,685
Gambling (Non-Hotel)	—	529,154	81	529,235
Other Industries	—	401,438,312	—	401,438,312
Foreign Corporate Bonds & Notes	—	134,292,902	—	134,292,902
Foreign Government Obligations	—	84,135,630	—	84,135,630
U.S. Government Agencies	—	396,291,502	—	396,291,502
U.S. Government Treasuries	—	91,766,650	—	91,766,650
Common Stocks	—	—	70,327	70,327
Preferred Securities	1,146,159	—	—	1,146,159
Preferred Securities/Capital Securities:
Finance - Investment Banker/Broker	—	—	15	15
Other Industries	—	34,656,022	—	34,656,022
Short-Term Investment Securities	46,801,049	—	—	46,801,049

Total Investments at Value	$47,947,208	$1,176,280,671	$108,051	$1,224,335,930

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

34

VALIC Company II Government Money Market II Fund

PORTFOLIO PROFILE — February 28, 2018 (unaudited)

Industry Allocation*

U.S. Government Agencies	85.2%
U.S. Government Treasuries	6.3
United States Treasury Notes	5.0
Repurchase Agreements	0.4

96.9%

Credit Quality@#

A-1+	99.6%
A-1	0.4

100.0%

*	Calculated as a percentage of net assets
@	Source: Standards & Poor’s
#	Calculated as a percentage of total debt issues

Weighted Average days to Maturity — 37.4 days

35

VALIC Company II Government Money Market II Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 96.5%
U.S. Government Agencies — 85.2%
Federal Farm Credit Bank FRS 1.43% (1ML-0.15%) due 10/11/2018	$8,000,000	$7,999,871
Federal Home Loan Bank 1.25% due 01/16/2019	1,200,000	1,193,364
1.30% due 03/06/2018	1,000,000	999,819
1.30% due 03/07/2018	10,500,000	10,497,725
1.30% due 03/08/2018	5,000,000	4,998,736
1.33% due 03/02/2018	5,500,000	5,499,797
1.34% due 03/13/2018	500,000	499,777
1.34% due 03/15/2018	1,000,000	999,479
1.36% due 03/14/2018	2,000,000	1,999,018
1.36% due 03/27/2018	1,200,000	1,198,826
1.37% due 04/04/2018	2,000,000	1,997,422
1.42% due 03/27/2018	2,000,000	1,997,949
1.42% due 04/09/2018	3,000,000	2,995,401
1.45% due 04/27/2018	3,000,000	2,993,160
Federal Home Loan Bank FRS 1.44% (1 ML-0.14%) due 10/12/2018	4,000,000	3,999,913
1.46% (1 ML-0.13%) due 08/20/2018	3,000,000	3,000,000
1.47% (1 ML-0.12%) due 11/21/2018	2,000,000	2,000,000
1.51% (1 ML-0.14%) due 01/28/2019	2,000,000	2,000,000
1.53% (3ML-0.25%) due 05/02/2018	5,500,000	5,499,816
Federal Home Loan Mtg. Corp. 0.75% due 04/09/2018	1,000,000	999,273
0.88% due 10/12/2018	1,334,000	1,326,804
Federal National Mtg. Assoc. 1.13% due 12/14/2018	1,200,000	1,193,633
1.20% due 03/01/2018	39,000,000	39,000,000
1.33% due 03/07/2018	2,000,000	1,999,557
Federal National Mtg. Assoc. FRS 1.59% (3ML-0.05%) due 03/21/2018	1,000,000	1,000,105

Total U.S. Government Agencies
(amortized cost $107,889,445)		107,889,445

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries — 11.3%
United States Treasury Bills
1.12% due 03/01/2018	$5,000,000	$5,000,000
1.32% due 03/22/2018	1,000,000	999,229
1.36% due 03/29/2018	2,000,000	1,997,894
United States Treasury Notes
1.13% due 01/31/2019	1,800,000	1,787,047
1.25% due 01/31/2019	2,000,000	1,988,414
1.38% due 12/31/2018	1,600,000	1,593,993
1.50% due 01/31/2019	1,000,000	996,034

Total U.S. Government Treasuries
(amortized cost $14,362,611)		14,362,611

Total Short-Term Investment Securities — 96.5%
(amortized cost $122,252,056)		122,252,056

REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount of $456,003 and collateralized by $480,000 of United States Treasury Notes, bearing interest at 1.88%, due 07/31/2022 and having an approximate value of $465,495 (cost $456,000)	456,000	456,000

TOTAL INVESTMENTS
(amortized cost $122,708,056)(1)	96.9%	122,708,056
Other assets less liabilities	3.1	3,923,169

NET ASSETS	100.0%	$126,631,225

(1)	See Note 5 for cost of investments on a tax basis.
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$122,252,056	$—	$122,252,056
Repurchase Agreements	—	456,000	—	456,000

Total Investments at Value	$—	$122,708,056	$—	$122,708,056

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

36

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — February 28, 2018 (unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	7.2%
Registered Investment Companies	5.5
Cable/Satellite TV	5.1
Medical — Drugs	3.9
Finance — Consumer Loans	3.7
Repurchase Agreements	3.6
Rental Auto/Equipment	3.4
Television	3.2
Containers — Paper/Plastic	3.1
Gambling (Non-Hotel)	2.9
Cellular Telecom	2.9
Building — Residential/Commercial	2.6
Coal	2.5
Banks — Commercial	2.4
Diversified Banking Institutions	2.3
Casino Hotels	2.1
Medical — Hospitals	2.1
Security Services	2.1
Pipelines	2.0
Retail — Restaurants	1.6
Data Processing/Management	1.6
Containers — Metal/Glass	1.6
Steel — Producers	1.5
Food — Flour & Grain	1.4
Finance — Other Services	1.4
Enterprise Software/Service	1.3
Oil & Gas Drilling	1.0
Electronic Components — Semiconductors	0.9
Disposable Medical Products	0.9
Chemicals — Specialty	0.9
Metal — Copper	0.9
Metal — Aluminum	0.9
Building — Heavy Construction	0.8
Medical Labs & Testing Services	0.8
Electric — Integrated	0.8
Internet Content — Entertainment	0.8
Housewares	0.8
Applications Software	0.8
Metal Processors & Fabrication	0.7
Diversified Manufacturing Operations	0.7
Real Estate Investment Trusts	0.7
Broadcast Services/Program	0.7
Casino Services	0.7
Internet Connectivity Services	0.7
Semiconductor Equipment	0.7
Machinery — Material Handling	0.7
Commercial Services — Finance	0.6
Soap & Cleaning Preparation	0.6
Food — Canned	0.6
Insurance Brokers	0.6
Insurance — Multi-line	0.6
Machinery — Construction & Mining	0.6
Racetracks	0.6
Computer Services	0.6
Financial Guarantee Insurance	0.6
Banks — Mortgage	0.6
Cosmetics & Toiletries	0.6
Retail — Leisure Products	0.5
Building Products — Cement	0.5
Retail — Propane Distribution	0.5
Metal Products — Fasteners	0.5
Building & Construction Products — Misc.	0.4
Oil — Field Services	0.4
Retail — Office Supplies	0.4
Research & Development	0.4
Computers — Memory Devices	0.4
Transport — Equipment & Leasing	0.4
Hazardous Waste Disposal	0.3
Computer Software	0.3

Retail — Building Products	0.3
Medical Information Systems	0.3
Gold Mining	0.3
Wire & Cable Products	0.3
Music	0.3
Medical — Generic Drugs	0.3
Theaters	0.3
Office Automation & Equipment	0.3
Diversified Operations/Commercial Services	0.2
Machinery — General Industrial	0.2
Telephone — Integrated	0.2
E-Commerce/Services	0.2
Finance — Leasing Companies	0.2
Non-Hazardous Waste Disposal	0.2
Oil Refining & Marketing	0.2
E-Commerce/Products	0.2
Multimedia	0.1
Medical — Biomedical/Gene	0.1
Funeral Services & Related Items	0.1
Wireless Equipment	0.1
Medical — HMO	0.1
Drug Delivery Systems	0.1
Building Products — Doors & Windows	0.1
Diamonds/Precious Stones	0.1

105.3%

Credit Quality†#

Baa	0.4%
Ba	21.6
B	52.3
Caa	21.1
Not Rated@	4.6

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

37

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited)

Security Description	Principal Amount(14)	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 2.6%
Applications Software — 0.4%
ServiceNow, Inc. Senior Notes zero coupon due 06/01/2022#*	$1,644,000	$2,129,271

Cable/Satellite TV — 0.4%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	2,000,000	2,012,130

Casino Hotels — 0.2%
Caesars Entertainment Corp. Senior Notes 5.00% due 10/01/2024	720,000	1,401,298

Commercial Services - Finance — 0.2%
Cardtronics, Inc. Company Guar. Notes 1.00% due 12/01/2020(1)	1,360,000	1,251,812

Computers - Memory Devices — 0.4%
Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024*	2,015,000	2,086,103

Electronic Components - Semiconductors — 0.4%
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027*	1,068,000	1,254,846
Microchip Technology, Inc. Junior Sub. Notes 2.25% due 02/15/2037*(1)	1,113,000	1,309,161

		2,564,007

Enterprise Software/Service — 0.4%
Workday, Inc. Senior Notes 0.25% due 10/01/2022*	1,970,000	2,130,803

Multimedia — 0.1%
Liberty Media Corp.-Liberty Formula One Senior Notes 1.00% due 01/30/2023*	800,000	867,870

Oil Companies - Exploration & Production — 0.1%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019†#(2)(3)	1,465,000	468,800

Total Convertible Bonds & Notes
(cost $15,716,876)		14,912,094

U.S. CORPORATE BONDS & NOTES — 70.0%
Banks - Mortgage — 0.6%
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	3,045,000	3,121,125

Broadcast Services/Program — 0.7%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	3,735,000	4,033,800

Building & Construction Products - Misc. — 0.4%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	2,465,000	2,520,463

Building Products - Cement — 0.5%
CEMEX Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	2,755,000	2,878,975

Security Description	Principal Amount(14)	Value (Note 2)

Building Products - Doors & Windows — 0.1%
Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	$170,000	$166,175
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	270,000	261,900

		428,075

Building - Heavy Construction — 0.8%
Brand Energy & Infrastructure Services, Inc. Senior Notes 8.50% due 07/15/2025*	4,647,000	4,798,027

Building - Residential/Commercial — 2.6%
AV Homes, Inc. Company Guar. Notes 6.63% due 05/15/2022	3,215,000	3,319,488
Beazer Homes USA, Inc. Company Guar. Notes 5.88% due 10/15/2027#	1,560,000	1,482,000
Beazer Homes USA, Inc. Company Guar. Notes 6.75% due 03/15/2025	1,145,000	1,156,450
KB Home Company Guar. Notes 7.00% due 12/15/2021	2,905,000	3,151,925
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,579,706
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	690,000	693,223
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021	3,295,000	3,393,850

		14,776,642

Cable/Satellite TV — 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 02/15/2023	150,000	152,438
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	3,695,000	3,764,281
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 09/01/2023	715,000	729,300
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	360,000	366,300
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	1,815,000	1,837,688
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,490,000	1,539,021
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	1,730,000	1,719,741
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	1,828,750
CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*	886,000	1,045,480

38

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	$3,120,000	$2,866,500
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	5,951,000	6,114,652

		21,964,151

Casino Hotels — 1.9%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	2,695,000	2,833,119
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	3,015,000	3,141,539
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	2,125,000	2,071,875
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	3,020,000	2,838,800

		10,885,333

Casino Services — 0.7%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	2,695,000	2,775,850
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	1,300,000	1,231,750

		4,007,600

Cellular Telecom — 2.9%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	4,544,000	4,512,646
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	4,340,000	4,535,300
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025#	2,415,000	2,415,000
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	5,051,000	5,227,785

		16,690,731

Chemicals - Specialty — 0.9%
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023#	4,370,000	4,593,962
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	455,000	490,263

		5,084,225

Coal — 2.5%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. Sec. Notes 12.00% due 11/01/2021	2,605,000	2,761,300
Foresight Energy LLC/Foresight Energy Finance Corp. Sec. Notes 11.50% due 04/01/2023*	4,270,000	3,565,450

Security Description	Principal Amount(14)	Value (Note 2)

Coal (continued)
Peabody Energy Corp. Senior Sec. Notes 6.38% due 03/31/2025*	$4,660,000	$4,858,050
Warrior Met Coal, Inc. Senior Sec. Notes 8.00% due 11/01/2024*	2,835,000	2,920,050

		14,104,850

Commercial Services - Finance — 0.4%
ACE Cash Express, Inc. Senior Sec. Notes 12.00% due 12/15/2022*	2,309,000	2,505,265

Computer Services — 0.6%
Conduent Finance, Inc./Xerox Business Services LLC Company Guar. Notes 10.50% due 12/15/2024*	2,815,000	3,313,818

Containers - Paper/Plastic — 3.1%
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	2,760,000	2,873,850
Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*	2,005,000	1,974,925
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	3,720,000	3,766,500
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	2,835,000	2,721,600
Plastipak Holdings, Inc. Senior Notes 6.25% due 10/15/2025*	810,000	824,175
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	3,080,000	3,137,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	2,320,000	2,443,250

		17,742,050

Cosmetics & Toiletries — 0.6%
Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024#	4,530,000	3,114,375

Data Processing/Management — 1.6%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	3,305,000	3,362,540
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	2,415,000	2,457,263
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	3,245,000	3,411,306

		9,231,109

Disposable Medical Products — 0.9%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	5,015,000	5,090,225

Drug Delivery Systems — 0.1%
Catalent Pharma Solutions, Inc. Company Guar. Notes 4.88% due 01/15/2026*	520,000	514,800

39

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated — 0.8%
AES Corp. Senior Notes 5.13% due 09/01/2027	$4,355,000	$4,409,438
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(1)	5,553,748	41,653

		4,451,091

Electronic Components - Semiconductors — 0.5%
Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	2,800,000	2,905,000

Enterprise Software/Service — 0.9%
Infor Software Parent LLC/Infor Software Parent, Inc. Senior Notes 7.13% due 05/01/2021*(4)	595,000	605,412
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	165,000	168,300
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	4,478,000	4,578,755

		5,352,467

Finance - Consumer Loans — 3.2%
Navient Corp. Senior Notes 5.88% due 10/25/2024#	4,481,000	4,436,190
Navient Corp. Senior Notes 6.50% due 06/15/2022	2,629,000	2,740,732
SLM Corp. Senior Notes 5.50% due 01/25/2023	1,707,000	1,689,930
SLM Corp. Senior Notes 5.63% due 08/01/2033	350,000	311,500
SLM Corp. Senior Notes 6.13% due 03/25/2024#	3,270,000	3,302,700
Springleaf Finance Corp. Company Guar. Notes 5.25% due 12/15/2019	970,000	986,975
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	165,000	169,125
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021#	2,585,000	2,817,650
Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	1,845,000	2,011,050

		18,465,852

Finance - Other Services — 1.4%
FBM Finance, Inc. Senior Sec. Notes 8.25% due 08/15/2021*	1,080,000	1,139,400
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	2,400,000	2,415,000
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	955,000	975,895

Security Description	Principal Amount(14)	Value (Note 2)

Finance - Other Services (continued)
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 06/01/2022	$1,425,000	$1,471,312
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	1,360,000	1,370,200
Vantiv LLC/Vanity Issuer Corp. Senior Notes 4.38% due 11/15/2025*	550,000	532,813

		7,904,620

Financial Guarantee Insurance — 0.4%
MGIC Investment Corp. Senior Notes 5.75% due 08/15/2023	680,000	719,304
Radian Group, Inc. Senior Notes 4.50% due 10/01/2024	1,270,000	1,267,206

		1,986,510

Food - Canned — 0.6%
TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	2,405,000	2,392,975
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	1,230,000	1,253,062

		3,646,037

Food - Flour & Grain — 1.4%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	4,040,000	3,838,000
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	2,974,000	2,895,932
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	1,440,000	1,422,000

		8,155,932

Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.63% due 12/15/2027	735,000	718,463

Gambling (Non-Hotel) — 2.3%
CRC Escrow Issuer LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	2,075,000	2,028,312
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	3,020,000	3,227,625
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024	3,165,000	3,340,689
Scientific Games International, Inc. Senior Sec. Notes 5.00% due 10/15/2025*	350,000	346,063
Scientific Games International, Inc. Company Guar. Notes 6.63% due 05/15/2021	2,265,000	2,338,386
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	1,740,000	1,887,900

		13,168,975

40

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	$1,320,000	$1,328,250

Housewares — 0.8%
American Greetings Corp. Senior Notes 7.88% due 02/15/2025*	4,260,000	4,355,850

Insurance Brokers — 0.6%
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	3,495,000	3,538,687

Insurance - Multi-line — 0.5%
Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024	260,000	222,300
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	1,215,000	1,044,900
Genworth Holdings, Inc. Company Guar. Notes 7.20% due 02/15/2021	990,000	967,725
Genworth Holdings, Inc. Company Guar. Notes 7.63% due 09/24/2021	539,000	528,759
Genworth Holdings, Inc. Company Guar. Notes 7.70% due 06/15/2020	341,000	340,148

		3,103,832

Internet Connectivity Services — 0.7%
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	3,765,000	3,910,894

Internet Content - Entertainment — 0.8%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	4,190,000	4,427,196

Machinery - Construction & Mining — 0.6%
BlueLine Rental Finance Corp./BlueLine Rental LLC Sec. Notes 9.25% due 03/15/2024*	3,165,000	3,422,156

Machinery - Material Handling — 0.7%
Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*	3,300,000	3,696,000

Medical Information Systems — 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Bonds 5.75% due 03/01/2025*	1,890,000	1,890,000

Medical Labs & Testing Services — 0.8%
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	4,570,000	4,547,150

Medical - Biomedical/Gene — 0.1%
Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*(4)	745,000	751,519

Medical - Generic Drugs — 0.3%
Teva Pharmaceutical Finance IV LLC Company Guar. Notes 2.25% due 03/18/2020	1,725,000	1,665,366

Security Description	Principal Amount(14)	Value (Note 2)

Medical - HMO — 0.1%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	$540,000	$568,350

Medical - Hospitals — 2.1%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	2,075,000	2,108,719
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	690,000	695,175
HCA Healthcare, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,262,500
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,140,000	2,175,460
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,820,000	1,870,050

		12,111,904

Metal Processors & Fabrication — 0.7%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	1,145,000	1,153,587
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	2,920,000	2,985,700

		4,139,287

Metal Products - Fasteners — 0.5%
TriMas Corp. Company Guar. Notes 4.88% due 10/15/2025*	2,825,000	2,783,487

Metal - Aluminum — 0.4%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	1,940,000	2,032,732

Music — 0.3%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	555,000	562,631
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	1,120,000	1,127,000

		1,689,631

Non-Hazardous Waste Disposal — 0.2%
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	1,095,000	1,100,475

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2023	1,410,000	1,431,150

Oil & Gas Drilling — 0.3%
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	1,850,000	1,415,250

Oil Companies - Exploration & Production — 5.9%
California Resources Corp. Sec. Notes 8.00% due 12/15/2022#*	4,730,000	3,748,525

41

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	$665,000	$645,881
Continental Resources, Inc. Senior Notes 4.38% due 01/15/2028*	360,000	351,000
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	415,000	419,150
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	2,885,000	2,776,813
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	531,000	538,965
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	3,110,000	3,179,975
Energen Corp. Senior Notes 4.63% due 09/01/2021	2,170,000	2,148,300
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	3,216,000	3,183,840
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023#	2,516,000	2,497,130
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	209,090
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	900,000	885,375
QEP Resources, Inc. Senior Notes 6.80% due 03/01/2020	245,000	258,475
SM Energy Co. Senior Notes 5.00% due 01/15/2024	3,150,000	2,961,000
SM Energy Co. Senior Notes 6.13% due 11/15/2022	365,000	368,650
SM Energy Co. Senior Notes 6.50% due 11/15/2021#	170,000	172,550
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023*	3,410,000	3,290,650
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	1,420,000	1,420,000
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	3,110,000	3,226,625
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	970,000	1,098,525

		33,380,519

Oil Refining & Marketing — 0.2%
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026*	600,000	600,000

Security Description	Principal Amount(14)	Value (Note 2)

Oil Refining & Marketing (continued)
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028*	$375,000	$376,406

		976,406

Pipelines — 2.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	4,060,000	4,161,500
Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	3,605,000	3,731,175
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,464,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.75% due 03/15/2024	1,650,000	1,751,062

		11,108,487

Racetracks — 0.6%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027#*	3,415,000	3,389,388

Real Estate Investment Trusts — 0.7%
FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	3,985,000	4,079,644

Rental Auto/Equipment — 3.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025#*	3,570,000	3,445,050
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023#	2,060,000	2,044,550
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	1,568,000	1,677,760
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*	2,386,000	2,600,024
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*	1,355,000	1,175,462
Hertz Corp. Sec. Notes 7.63% due 06/01/2022*	239,000	245,573
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	970,000	945,750
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	6,370,000	6,210,750
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	1,025,000	1,073,688

		19,418,607

Retail - Building Products — 0.3%
Beacon Escrow Corp. Company Guar. Notes 4.88% due 11/01/2025*	1,995,000	1,945,724

Retail - Leisure Products — 0.5%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023#*	2,830,000	2,890,138

42

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Office Supplies — 0.4%
Arch Merger Sub, Inc. Company Guar. Notes 8.50% due 09/15/2025#*	$2,280,000	$2,188,800

Retail - Propane Distribution — 0.5%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	513,000	484,785
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022#	1,271,000	1,188,385
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023#	1,242,000	1,130,220

		2,803,390

Retail - Restaurants — 0.4%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022#(1)	2,553,000	2,476,410

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(3)(5)(6)	50,000	0

Security Services — 1.2%
APX Group Inc Company Guar. Notes 7.63% due 09/01/2023	2,155,000	2,292,381
APX Group, Inc. Senior Sec. Notes 7.88% due 12/01/2022	4,390,000	4,625,963

		6,918,344

Semiconductor Equipment — 0.2%
Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	890,000	874,425

Steel - Producers — 1.5%
AK Steel Corp. Company Guar. Notes 7.00% due 03/15/2027#	2,400,000	2,440,500
AK Steel Corp. Company Guar. Notes 7.63% due 10/01/2021	1,130,000	1,166,725
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	390,000	377,325
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	915,000	926,437
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	1,130,000	1,169,550
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*	2,400,000	2,574,000

		8,654,537

Telephone - Integrated — 0.2%
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,240,000	1,184,200

Television — 2.6%
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	2,490,000	2,440,200

Security Description	Principal Amount(14)	Value (Note 2)

Television (continued)
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	$640,000	$634,400
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027#*	1,015,000	975,669
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,585,000	1,600,850
Sinclair Television Group, Inc. Company Guar. Notes 6.13% due 10/01/2022	600,000	618,750
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*	2,990,000	3,031,112
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	1,965,000	1,992,019
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	3,153,000	3,216,060

		14,509,060

Transport - Equipment & Leasing — 0.4%
DAE Funding LLC Company Guar. Notes 4.50% due 08/01/2022*	675,000	654,750
DAE Funding LLC Company Guar. Notes 5.00% due 08/01/2024*	1,345,000	1,314,738

		1,969,488

Wire & Cable Products — 0.3%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	1,750,000	1,798,125

Total U.S. Corporate Bonds & Notes
(cost $392,794,990)		398,035,444

FOREIGN CORPORATE BONDS & NOTES — 15.9%
Cable/Satellite TV — 0.8%
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	600,000	599,250
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026#*	2,210,000	2,226,575
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,415,000	1,468,062

		4,293,887

Computer Software — 0.3%
Camelot Finance SA Senior Notes 7.88% due 10/15/2024*	1,885,000	1,998,666

Containers - Metal/Glass — 1.6%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(4)	2,305,000	2,397,200
ARD Securities Finance SARL Senior Sec. Notes 8.75% due 01/31/2023*(4)	1,000,000	1,040,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	3,375,000	3,450,938

43

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Containers - Metal/Glass (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	$845,000	$905,206
OI European Group BV Company Guar. Notes 4.00% due 03/15/2023*	1,090,000	1,054,575

		8,847,919

Diamonds/Precious Stones — 0.1%
Northwest Acquisitions ULC/Dominion Finco, Inc. Sec. Notes 7.13% due 11/01/2022*	355,000	366,502

Diversified Manufacturing Operations — 0.7%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,075,000	4,085,187

Finance - Consumer Loans — 0.5%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	2,510,000	2,670,013

Finance - Leasing Companies — 0.2%
Fly Leasing, Ltd. Senior Notes 5.25% due 10/15/2024	1,140,000	1,125,750

Gold Mining — 0.3%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*	160,000	164,400
New Gold, Inc. Company Guar. Notes 6.38% due 05/15/2025*	1,620,000	1,676,700

		1,841,100

Hazardous Waste Disposal — 0.1%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	785,000	788,925

Medical-Drugs — 3.9%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	4,910,000	3,682,500
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	3,860,000	2,769,550
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	1,910,000	1,690,350
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	12,885,000	11,451,544
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	2,035,000	1,785,712
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	455,000	478,888
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	445,000	447,225

		22,305,769

Security Description	Principal Amount(14)	Value (Note 2)

Metal - Aluminum — 0.5%
Constellium NV Company Guar. Notes 5.88% due 02/15/2026*	$2,870,000	$2,898,700

Metal - Copper — 0.9%
First Quantum Minerals, Ltd. Company Guar. Notes 7.00% due 02/15/2021*	3,585,000	3,697,031
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	390,000	404,625
First Quantum Minerals, Ltd. Company Guar. Notes 7.50% due 04/01/2025*	850,000	875,500

		4,977,156

Oil & Gas Drilling — 0.7%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024#	2,225,000	2,033,094
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	860,000	692,300
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	255,000	231,412
Transocean, Inc. Company Guar. Notes 9.35% due 12/15/2041(1)	1,035,000	1,035,000

		3,991,806

Oil Companies - Exploration & Production — 1.2%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	1,680,000	1,440,600
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	1,490,000	1,462,063
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	1,190,000	1,014,475
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020*	1,220,000	1,232,200
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*	1,745,000	1,766,812

		6,916,150

Oil - Field Services — 0.4%
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042	640,000	460,800
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/2036	1,700,000	1,292,000
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	640,000	508,800

		2,261,600

Retail - Restaurants — 1.2%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	7,185,000	7,000,884

Security Services — 0.9%
GW Honos Security Corp. Senior Notes 8.75% due 05/15/2025*	4,540,000	4,886,175

44

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Semiconductor Equipment — 0.5%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		$1,435,000	$1,445,763
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*		1,430,000	1,528,741

			2,974,504

Soap & Cleaning Preparation — 0.5%
Diamond BC BV Senior Notes 5.63% due 08/15/2025*	EUR	2,385,000	2,834,194

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015†*(1)(3)(5)(6)		925,000	0

Television — 0.5%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		2,720,000	2,801,600

Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 3.38% due 06/12/2022		290,000	281,996
Nokia OYJ Senior Notes 4.38% due 06/12/2027		305,000	292,800

			574,796

Total Foreign Corporate Bonds & Notes
(cost $92,112,969)			90,441,283

LOANS(7)(8)(9) — 2.7%
Applications Software — 0.4%
SS&C Technologies Holdings Europe SARL FRS BTL-B4 coupon TBD due 02/28/2025(1)		501,654	500,400
SS&C Technologies, Inc. FRS BTL-B3 coupon TBD due 02/28/2025(1)		1,406,248	1,413,279

			1,913,679

Building - Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(1)(6)		2,037,810	0

Diversified Operations/Commercial Services — 0.2%
PSAV Holdings LLC FRS BTL-B coupon TBD due 02/21/2025(1)		1,385,000	1,388,463

E-Commerce/Products — 0.2%
Lands’ End, Inc. FRS BTL-B 4.82% (1 ML+3.25) due 04/04/2021(1)		1,000,319	916,543

E-Commerce/Services — 0.2%
Shutterfly, Inc. FRS BTL-B2 coupon TBD due 08/17/2024(1)		1,165,000	1,173,009

Security Description	Shares/ Principal Amount(14)		Value (Note 2)

Gambling (Non-Hotel) — 0.6%
Golden Entertainment, Inc. FRS BTL-B 4.59% (1 ML+3.00) due 10/20/2024(1)		$3,550,000	$3,554,437

Insurance - Multi-line — 0.1%
Genworth Financial, Inc. FRS BTL coupon TBD due 02/22/2023(1)		350,000	352,844

Machinery - General Industrial — 0.2%
Gardner Denver, Inc. FRS BTL-B1 4.44% (3 ML+2.75) due 07/30/2024(1)		1,276,549	1,280,272

Research & Development — 0.4%
INC Research Holdings, Inc. FRS BTL-B 3.90% (1 ML+2.25) due 08/01/2024(1)		2,121,563	2,127,751

Soap & Cleaning Preparation — 0.1%
Diamond BC BV FRS BTL 4.65% (2 ML+3.00) due 09/06/2024(1)		865,000	862,838

Theaters — 0.3%
Cineworld, Ltd. FRS BTL-B coupon TBD due 02/28/2025(1)		1,650,000	1,647,249

Total Loans
(cost $15,226,952)			15,217,085

COMMON STOCKS — 0.3%
Electric - Generation — 0.0%
Vistra Energy Corp. CVR†(1)(10)		93,359	62,271

Financial Guarantee Insurance — 0.2%
MGIC Investment Corp.†		95,572	1,317,938

Multimedia — 0.0%
Haights Cross Communication, Inc.†(1)(6)		10,439	0

Television — 0.1%
ION Media Networks, Inc.†(1)(6)(10)		616	548,371

Total Common Stocks
(cost $898,760)			1,928,580

PREFERRED SECURITIES — 0.1%
Diversified Banking Institutions — 0.1%
GMAC Capital Trust I FRS Series 2 7.20% (3 ML+5.79%) (cost $800,527)		30,550	788,190

PREFERRED SECURITIES/CAPITAL SECURITIES — 4.6%
Banks - Commercial — 2.4%
Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027#(11)		4,400,000	4,477,000
Banco Bilbao Vizcaya Argentaria SA 7.00% due 02/19/2019(11)	EUR	1,000,000	1,283,230
Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(11)	EUR	1,800,000	2,629,043
Banco de Sabadell SA 6.50% due 05/18/2022(11)	EUR	2,600,000	3,405,143

45

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Banks - Commercial (continued)
Intesa Sanpaolo SpA 7.70% due 09/17/2025#*(11)	$1,435,000	$1,562,356

		13,356,772

Diversified Banking Institutions — 2.2%
BNP Paribas SA 5.13% due 11/15/2027*(11)	1,855,000	1,766,888
BNP Paribas SA 7.63% due 03/30/2021#*(11)	1,040,000	1,131,000
Credit Agricole SA 8.13% due 12/23/2025#*(11)	2,520,000	2,948,400
Credit Suisse Group AG 6.25% due 12/18/2024(11)	2,700,000	2,840,940
Royal Bank of Scotland Group PLC FRS Series U 4.01% (3 ML+2.32%) due 09/30/2027#(11)	1,800,000	1,824,750
UniCredit SpA 8.00% due 06/03/2024(11)	1,949,000	2,104,920

		12,616,898

Total Preferred Securities/Capital Securities
(cost $23,855,910)		25,973,670

Total Long-Term Investment Securities
(cost $541,406,984)		547,296,346

SHORT-TERM INVESTMENT SECURITIES — 5.5%
Registered Investment Companies — 5.5%
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(12)(13) (cost $31,436,365)	31,436,365	31,436,365

REPURCHASE AGREEMENTS — 3.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount of $20,557,114 and collateralized by $21,025,000 of United States Treasury Notes, bearing interest at 2.75%, due 02/28/2025 and having an approximate value of $20,972,438 (cost $20,557,000)	20,557,000	20,557,000

TOTAL INVESTMENTS
(cost $593,400,349)(15)	105.3%	599,289,711
Liabilities in excess of other assets	(5.3)	(30,231,015)

NET ASSETS	100.0%	$569,058,696

#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2018, the aggregate value of these securities was $274,181,979 representing 48.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Illiquid security. At February 28, 2018, the aggregate value of these securities was $21,941,763 representing 3.9% of net assets.
(2)	Security in default of interest.
(3)	Company has filed for bankruptcy protection.
(4)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(5)	Security in default of interest and principal at maturity.
(6)	Securities classified as Level 3 (see Note 2).
(7)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(8)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(9)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Vistra Energy Corp. CVR	01/12/2017	93,359	$—	$62,271	$0.67	0.01%
ION Media Networks, Inc.	12/16/2016	616	6	548,371	890.21	0.10

				$610,642		0.11%

(11)	Perpetual maturity — maturity date reflects the next call date.
(12)	The rate shown is the 7-day yield as of February 28, 2018.
(13)	At February 28, 2018, the Fund had loaned securities with a total value of $44,786,086. This was secured by collateral of $31,436,365, which was received in cash and subsequently invested in short-term investments currently valued at $31,436,365 as reported in the Portfolio of Investments. Additional collateral of $14,325,681 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
United States Treasury Notes/Bonds	0.13% to 2.63%	04/15/2018 to 05/15/2027	$14,325,681

(14)	Denominated in United States dollars unless otherwise indicated.
(15)	See Note 5 for cost of investments on a tax basis.

BTL—Bank Term Loan

CVR—Contingent Value Rights

ULC—Unlimited Liability Corp.

TBD—Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR—Euro Currency

Index Legend

1 ML—1 Month USD Libor

2 ML—2 Month USD Libor

3 ML—3 Month USD Libor

46

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Toronto Dominion Bank	EUR	8,364,000	USD	10,342,220	03/29/2018	$116,850	$—

EUR—Euro Currency

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes:	$—	$14,912,094	$—	$14,912,094
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	398,035,444	—	398,035,444
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	90,441,283	—	90,441,283
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	15,217,085	—	15,217,085
Common Stocks:
Electria-Generation	—	62,271	—	62,271
Financial Guarantee Insurance	1,317,938	—	—	1,317,938
Other Industries	—	—	548,371	548,371
Preferred Securities	788,190	—	—	788,190
Preferred Securities/Capital Securities	—	25,973,670	—	25,973,670
Short-Term Investment Securities	31,436,365	—	—	31,436,365
Repurchase Agreements	—	20,557,000	—	20,557,000

Total Investments at Value	$33,542,493	$565,198,847	$548,371	$599,289,711

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$116,850	$—	$116,850

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

47

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — February 28, 2018 (unaudited)

Industry Allocation*

Banks — Commercial	3.4%
Auto/Truck Parts & Equipment — Original	2.9
Machinery — General Industrial	2.6
Real Estate Operations & Development	2.6
Repurchase Agreements	2.4
Registered Investment Companies	2.3
Building Products — Cement	2.2
Machine Tools & Related Products	2.0
Retail — Discount	1.9
Commercial Services	1.8
Electronic Components — Misc.	1.8
Gambling (Non-Hotel)	1.7
Hotels/Motels	1.7
E-Commerce/Services	1.7
Chemicals — Diversified	1.6
Computer Services	1.6
Food — Misc./Diversified	1.6
Diversified Financial Services	1.5
Beverages — Non-alcoholic	1.5
Retail — Restaurants	1.5
Retail — Drug Store	1.4
Building & Construction Products — Misc.	1.4
Insurance — Property/Casualty	1.4
Human Resources	1.3
Brewery	1.3
Miscellaneous Manufacturing	1.3
Containers — Paper/Plastic	1.2
Consulting Services	1.2
Oil Companies — Exploration & Production	1.2
Medical — Drugs	1.2
U.S. Government Agencies	1.1
Transport — Services	1.0
Distribution/Wholesale	1.0
Computers — Integrated Systems	1.0
Medical — Biomedical/Gene	1.0
Machinery — Material Handling	1.0
Building — Residential/Commercial	1.0
Finance — Other Services	0.9
Diversified Operations	0.9
E-Services/Consulting	0.9
Transactional Software	0.9
Metal — Copper	0.9
Food — Meat Products	0.9
Building & Construction — Misc.	0.9
Applications Software	0.9
Cosmetics & Toiletries	0.9
Food — Catering	0.8
Shipbuilding	0.8
Internet Gambling	0.8
Forestry	0.8
Real Estate Investment Trusts	0.8
Finance — Credit Card	0.8
Airlines	0.8
Apparel Manufacturers	0.8
Steel — Producers	0.8
Investment Management/Advisor Services	0.8
Beverages — Wine/Spirits	0.7
Electronic Components — Semiconductors	0.7
Diversified Minerals	0.7
Food — Retail	0.7
Wireless Equipment	0.7
Medical Products	0.7
Enterprise Software/Service	0.6
E-Marketing/Info	0.6
Instruments — Controls	0.6
Oil — Field Services	0.6
Retail — Misc./Diversified	0.6
Engineering/R&D Services	0.5
Chemicals — Specialty	0.5

Research & Development	0.5
Lasers — System/Components	0.5
Metal — Diversified	0.5
Building Products — Wood	0.5
Food — Wholesale/Distribution	0.5
Aerospace/Defense	0.5
Multimedia	0.4
Appliances	0.4
Schools	0.4
Power Converter/Supply Equipment	0.4
Fisheries	0.4
Insurance Brokers	0.4
Retail — Apparel/Shoe	0.4
Coatings/Paint	0.3
Medical Instruments	0.3
Gas — Distribution	0.3
Food — Confectionery	0.3
Leisure Products	0.3
Transport — Marine	0.3
Oil Refining & Marketing	0.3
Retail — Automobile	0.3
Food — Flour & Grain	0.3
Electronic Connectors	0.3
Transport — Truck	0.3
Transport — Rail	0.2
Computers — Periphery Equipment	0.2
Telephone — Integrated	0.2
Retail — Home Furnishings	0.2
Satellite Telecom	0.2
Telecommunication Equipment	0.2
Textile — Products	0.2
Building — Maintenance & Services	0.2
Rental Auto/Equipment	0.2
Rubber/Plastic Products	0.2
Web Portals/ISP	0.2
Dental Supplies & Equipment	0.2
Electric Products — Misc.	0.2
Explosives	0.2
Real Estate Management/Services	0.2
Hazardous Waste Disposal	0.2
Soap & Cleaning Preparation	0.2
Electronic Measurement Instruments	0.2
Gold Mining	0.2
Diversified Manufacturing Operations	0.2
Metal — Iron	0.2
Tobacco	0.2
Auto — Heavy Duty Trucks	0.2
Semiconductor Equipment	0.2
Airport Development/Maintenance	0.1
Female Health Care Products	0.1
Electric — Integrated	0.1
Machinery — Thermal Process	0.1
Medical — Hospitals	0.1
E-Commerce/Products	0.1
Agricultural Operations	0.1
Paper & Related Products	0.1
Insurance — Life/Health	0.1
Finance — Investment Banker/Broker	0.1
Respiratory Products	0.1
Veterinary Products	0.1
Water	0.1
Finance — Consumer Loans	0.1
Internet Content — Information/News	0.1
Medical Labs & Testing Services	0.1
Educational Software	0.1
MRI/Medical Diagnostic Imaging	0.1
Theaters	0.1
Home Furnishings	0.1
Retail — Sporting Goods	0.1

48

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — February 28, 2018 (unaudited) — (continued)

Industry Allocation* (continued)

Television	0.1%
Cable/Satellite TV	0.1
Pipelines	0.1
Metal Processors & Fabrication	0.1
Casino Hotels	0.1
Footwear & Related Apparel	0.1
Auto — Cars/Light Trucks	0.1
Aerospace/Defense — Equipment	0.1
Chemicals — Plastics	0.1
Electric — Distribution	0.1
Instruments — Scientific	0.1
Building Products — Air & Heating	0.1
Disposable Medical Products	0.1
Industrial Gases	0.1
Computers	0.1
Resorts/Theme Parks	0.1
Diagnostic Equipment	0.1
Consumer Products — Misc.	0.1

102.4%

Country Allocation*

Japan	23.1%
United Kingdom	15.9
United States	6.7
Canada	5.1
Cayman Islands	4.0
Switzerland	3.6
Germany	3.5
Italy	3.4
Ireland	3.4
France	3.2
Sweden	2.7
Australia	2.3
Denmark	2.3
Bermuda	2.2
Brazil	2.0
Spain	1.9
Netherlands	1.7
Hong Kong	1.3
Israel	1.3
India	1.3
Thailand	1.1
South Korea	1.0
Philippines	0.9
Turkey	0.9
Taiwan	0.8
Luxembourg	0.8
Singapore	0.7
South Africa	0.7
Guernsey	0.7
Norway	0.7
Mexico	0.6
Finland	0.5
Indonesia	0.4
Argentina	0.4
Faroe Islands	0.3
Jersey	0.3
Malaysia	0.2
Mauritius	0.2
Austria	0.1
New Zealand	0.1
Portugal	0.1

102.4%

*	Calculated as a percentage of net assets

49

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.6%
Argentina — 0.4%
Grupo Supervielle SA ADR	87,247	$2,679,355

Australia — 2.3%
Afterpay Touch Group, Ltd.†#	927,358	5,141,529
Ansell, Ltd.	73,364	1,487,898
APA Group (ASX)	95,292	589,872
APA Group†	5,605	34,827
AUB Group, Ltd.	153,396	1,522,987
Computershare, Ltd.	82,049	1,131,975
Domino’s Pizza Enterprises, Ltd.#	13,529	412,531
DuluxGroup, Ltd.	146,243	867,506
Iluka Resources, Ltd.	169,827	1,359,209
Orica, Ltd.	97,900	1,410,924
Ramsay Health Care, Ltd.	19,407	956,026
Reliance Worldwide Corp., Ltd.#	423,787	1,402,603
Sonic Healthcare, Ltd.	37,233	705,812
Super Retail Group, Ltd.#	71,312	375,537
WiseTech Global, Ltd.#	18,179	147,691

		17,546,927

Austria — 0.1%
Mayr-Melnhof Karton AG	7,045	1,061,042

Bermuda — 2.2%
BW Offshore, Ltd.†	290,487	1,592,707
Cafe de Coral Holdings, Ltd.	750,000	1,899,851
China Resources Gas Group, Ltd.	512,000	1,719,162
Credicorp, Ltd.	5,923	1,282,033
Dairy Farm International Holdings, Ltd.	233,000	1,965,460
Esprit Holdings, Ltd.†#	339,850	133,342
Hiscox, Ltd.	195,363	3,725,552
Midland Holdings, Ltd.†	2,370,000	685,665
Peace Mark Holdings, Ltd.†(1)(2)	686,000	0
Shangri-La Asia, Ltd.	744,000	1,662,494
VTech Holdings, Ltd.	115,349	1,585,737
XL Group, Ltd.	9,500	401,945

		16,653,948

Brazil — 2.0%
Anima Holding SA	59,909	498,919
BRF SA†	45,400	418,358
Cia de Saneamento Basico do Estado de Sao Paulo	49,800	577,465
Cyrela Brazil Realty SA Empreendimentos e Participacoes	81,200	383,630
Embraer SA ADR	16,488	440,559
Equatorial Energia SA	21,100	465,293
Fibria Celulose SA	48,500	921,185
Gerdau SA (Preference Shares)	132,100	676,184
Hypera SA	44,495	473,057
Instituto Hermes Pardini SA	62,800	568,641
Kroton Educacional SA	126,888	605,736
Linx SA	83,500	488,106
Localiza Rent a Car SA	82,333	657,771
Lojas Americanas SA (Preference Shares)†	146,800	763,185
Lojas Renner SA	53,700	570,921
Magazine Luiza SA	68,400	1,918,082
Qualicorp SA	22,537	199,556
Raia Drogasil SA	15,018	359,573
Rumo SA†	479,500	2,102,954
Ser Educacional SA*	229,862	2,194,623

		15,283,798

Canada — 5.1%
Agnico Eagle Mines, Ltd.	32,235	1,228,155
Descartes Systems Group, Inc.†	175,997	4,663,262
Dollarama, Inc.#	39,788	4,630,874
Enerplus Corp.	392,700	4,342,591

Security Description	Shares	Value (Note 2)

Canada (continued)
Finning International, Inc.	76,000	$2,024,377
Interfor Corp.†	331,900	6,298,134
Norbord, Inc.#	104,200	3,518,536
Parex Resources, Inc.†	265,400	3,700,129
Quebecor, Inc., Class B	178,300	3,336,178
TMX Group, Ltd.	15,191	908,122
TORC Oil & Gas, Ltd.#	42,570	202,698
Trevali Mining Corp.†#	3,048,300	3,587,074

		38,440,130

Cayman Islands — 4.0%
51job, Inc. ADR†#	31,180	2,041,355
Airtac International Group	192,535	3,438,553
Ajisen China Holdings, Ltd.	680,000	315,930
China Lodging Group, Ltd. ADR#	13,210	2,006,599
China Resources Cement Holdings, Ltd.	8,214,000	6,287,679
Gourmet Master Co., Ltd.	271,000	3,737,525
Hengan International Group Co., Ltd.	111,000	1,080,448
Lee & Man Paper Manufacturing, Ltd.	3,724,000	4,209,280
Microport Scientific Corp.#	1,895,000	1,864,179
Midland IC&I, Ltd.†	1,196,000	54,797
Pacific Textiles Holdings, Ltd.	1,609,000	1,536,119
Shenguan Holdings Group, Ltd.	716,000	33,104
Silicon Motion Technology Corp. ADR#	24,000	1,124,880
Stella International Holdings, Ltd.	389,500	545,785
Tingyi Cayman Islands Holding Corp.	936,000	1,950,250

		30,226,483

Chile — 0.0%
Aguas Andinas SA	382,156	255,661

Denmark — 2.3%
Carlsberg A/S, Class B	8,126	995,770
Dfds A/S	10,858	596,677
DSV A/S	22,448	1,759,500
GN Store Nord A/S	129,259	4,451,382
Jyske Bank A/S	34,350	2,023,629
Royal Unibrew A/S	82,476	5,055,365
Sydbank A/S	17,957	701,667
TDC A/S	147,191	1,196,765
William Demant Holding A/S†	16,666	595,370

		17,376,125

Faroe Islands — 0.3%
Bakkafrost P/F	44,785	2,259,458

Finland — 0.5%
Tikkurila Oyj	8,059	156,276
Valmet Oyj	157,461	3,367,884

		3,524,160

France — 3.2%
Alten SA	29,424	2,832,947
Edenred	11,201	392,576
Elior Group SA#*	42,992	942,831
Legrand SA	13,139	1,029,582
Plastic Omnium SA	11,237	526,808
Remy Cointreau SA	36,153	4,921,346
SEB SA	5,103	1,043,364
Sodexo SA	18,772	2,304,929
SOITEC†	47,636	3,718,027
Somfy SA	3,580	389,108
Teleperformance	35,016	4,979,816
Virbac SA†#	5,620	837,933

		23,919,267

50

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany — 3.5%
Amadeus Fire AG	10,143	$1,077,818
Beiersdorf AG	10,720	1,177,747
Brenntag AG	24,573	1,536,209
CTS Eventim AG & Co. KGaA	45,133	2,198,457
Deutsche Wohnen SE	15,907	658,238
Evotec AG†	219,867	3,842,957
FUCHS PETROLUB SE (Preference Shares)	33,370	1,898,789
GEA Group AG	45,912	2,180,558
Hella KGaA Hueck & Co.	16,297	1,103,027
Henkel AG & Co. KGaA (Preference Shares)	9,504	1,266,160
Infineon Technologies AG	29,820	810,769
LEG Immobilien AG	26,443	2,755,002
MTU Aero Engines AG	8,606	1,439,975
Scout24 AG*	10,840	476,992
Symrise AG	48,870	3,973,093
TAG Immobilien AG	13,113	249,149

		26,644,940

Guernsey — 0.7%
Burford Capital, Ltd.	359,997	5,170,354

Hong Kong — 1.3%
China Resources Beer Holdings Co., Ltd.	774,000	2,976,374
Melco International Development, Ltd.	1,995,000	5,552,694
Techtronic Industries Co., Ltd.	184,500	1,143,719

		9,672,787

India — 1.3%
Bharat Heavy Electricals, Ltd.	786,376	1,073,759
CESC, Ltd.†	66,638	1,033,872
Dabur India, Ltd.†	264,657	1,314,337
Federal Bank, Ltd.	1,013,686	1,452,087
Mahindra & Mahindra, Ltd.	98,486	1,094,892
MOIL, Ltd.	335,736	1,154,217
PVR, Ltd.†	33,545	682,498
Shriram Transport Finance Co., Ltd.†	80,692	1,646,666

		9,452,328

Indonesia — 0.4%
Astra Agro Lestari Tbk PT	887,400	928,134
Indocement Tunggal Prakarsa Tbk PT	799,300	1,273,326
Kalbe Farma Tbk PT	3,231,700	375,256
PT Semen Indonesia Persero Tbk	236,500	190,876
XL Axiata Tbk PT†	530,500	113,475

		2,881,067

Ireland — 3.4%
Bank of Ireland Group PLC†	50,790	475,895
Cairn Homes PLC (Dublin)†	794,273	1,705,092
Cairn Homes PLC (London)†	2,470,189	5,310,500
Dalata Hotel Group PLC†	875,411	6,399,481
DCC PLC	22,602	2,053,023
Greencore Group PLC	321,880	785,046
Hibernia REIT PLC	2,365,467	4,094,048
Kerry Group PLC, Class A	12,681	1,255,126
Paddy Power Betfair PLC	29,277	3,388,127

		25,466,338

Israel — 1.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	335,295	512,311
Israel Discount Bank, Ltd., Class A†	2,006,305	5,734,859
Mizrahi Tefahot Bank, Ltd.	174,378	3,218,265

		9,465,435

Italy — 3.4%
Buzzi Unicem SpA#	141,673	3,478,426

Security Description	Shares	Value (Note 2)

Italy (continued)
Cerved Information Solutions SpA	244,004	$3,142,384
Davide Campari-Milano SpA	113,996	817,475
El.En. SpA	117,318	3,669,467
Fincantieri SpA†	4,045,272	6,433,169
FinecoBank Banca Fineco SpA	125,203	1,536,742
Infrastrutture Wireless Italiane SpA*	76,615	532,413
Italgas SpA	164,353	882,562
Moncler SpA	150,371	5,238,076

		25,730,714

Japan — 23.1%
ABC-Mart, Inc.#	20,300	1,286,563
Aeon Delight Co., Ltd.#	16,100	562,997
AEON Financial Service Co., Ltd.	40,800	946,392
Air Water, Inc.	21,300	421,960
Asante, Inc.	9,400	169,727
Chiba Bank, Ltd.	142,000	1,168,119
CMK Corp.#	653,560	5,664,591
Cosmos Pharmaceutical Corp.	3,900	737,896
Daifuku Co., Ltd.	116,600	7,608,400
Daiseki Co., Ltd.	44,300	1,294,261
Daiwa Securities Group, Inc.	134,000	892,679
Doshisha Co., Ltd.	7,900	174,617
Ezaki Glico Co., Ltd.	21,300	1,039,162
Fuji Seal International, Inc.	113,200	3,650,600
Fujitsu General, Ltd.	7,700	146,579
Harmonic Drive Systems, Inc.#	189,200	11,350,570
Heian Ceremony Service Co., Ltd.	21,100	180,947
Hirose Electric Co., Ltd.	4,700	696,035
Hitachi Transport System, Ltd.†	20,500	504,282
Hogy Medical Co., Ltd.	2,200	167,712
Investors Cloud Co., Ltd.#	720,400	14,033,093
Iriso Electronics Co., Ltd.#	17,200	1,143,350
Istyle, Inc.	267,100	4,077,947
Japan Exchange Group, Inc.	8,100	139,239
Japan Meat Co, Ltd.#	13,700	239,691
Japan Pure Chemical Co., Ltd.	2,300	55,225
Jeol, Ltd.	56,000	461,066
JGC Corp.	14,260	326,317
Kakaku.com, Inc.	16,100	271,519
Kansai Paint Co., Ltd.#	58,000	1,455,438
Kikkoman Corp.	14,300	566,941
Kintetsu World Express, Inc.	15,500	302,185
Kobayashi Pharmaceutical Co., Ltd.	37,300	2,418,763
Koito Manufacturing Co., Ltd.	35,400	2,442,917
Maeda Corp.	532,700	6,372,498
Matsumotokiyoshi Holdings Co., Ltd.	141,000	5,923,370
Meitec Corp.	11,700	659,605
Milbon Co., Ltd.	27,000	1,122,137
Miraca Holdings, Inc.	5,500	204,757
Mitsubishi Pencil Co., Ltd.	12,700	286,045
MonotaRO Co., Ltd.#	27,300	874,402
Nakanishi, Inc.	26,100	1,439,623
NGK Spark Plug Co., Ltd.#	46,900	1,189,476
Nihon Kohden Corp.	29,200	825,935
Nihon Parkerizing Co., Ltd.	48,700	859,597
Nippon Television Holdings, Inc.	34,100	647,971
Nissei ASB Machine Co., Ltd.	13,300	1,003,145
Nitori Holdings Co., Ltd.	9,700	1,625,940
Nomura Research Institute, Ltd.	50,200	2,250,194
Obara Group, Inc.	4,700	296,301
OBIC Business Consultants Co., Ltd.	19,200	1,125,620
Obic Co., Ltd.	94,400	7,812,184
Omron Corp.	5,800	341,062
Park24 Co., Ltd.#	19,300	463,992

51

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Persol Holdings Co., Ltd.	336,300	$8,585,578
Proto Corp.#	31,900	543,751
Rakuten, Inc.	6,700	60,927
Rinnai Corp.	5,000	448,160
Ryohin Keikaku Co., Ltd.	2,800	955,831
S Foods, Inc.	11,500	455,769
San-A Co, Ltd.	8,300	430,220
Santen Pharmaceutical Co., Ltd.	113,100	1,806,698
SCREEN Holdings Co., Ltd.	54,300	5,043,532
Seino Holdings Co., Ltd.	22,500	382,835
Senko Group Holdings Co., Ltd.†	51,300	364,479
Seria Co., Ltd.	155,834	7,777,090
SG Holdings Co., Ltd.†#	121,000	2,565,052
Shima Seiki Manufacturing, Ltd.	9,400	617,736
Shimamura Co., Ltd.	3,000	356,786
Shimano, Inc.	1,900	273,994
Shizuoka Bank, Ltd.	57,000	573,811
SK Kaken Co., Ltd.	3,000	321,243
SMS Co., Ltd.	167,300	6,882,552
Sony Financial Holdings, Inc.	49,000	909,972
Stanley Electric Co., Ltd.	47,800	1,866,763
Sundrug Co., Ltd.	31,400	1,445,054
Taisei Lamick Co, Ltd.†	5,700	168,747
TechnoPro Holdings, Inc.	118,800	7,063,190
Terumo Corp.	20,500	1,108,875
THK Co., Ltd.	265,800	11,467,906
Toshiba Plant Systems & Services Corp.	16,200	326,318
TOTO, Ltd.	8,000	419,450
Unicharm Corp.	65,500	1,830,873
USS Co., Ltd.	95,000	1,956,111
Yamato Holdings Co., Ltd.	164,700	4,105,729
Zojirushi Corp.#	40,700	506,748

		173,543,414

Jersey — 0.3%
Sanne Group PLC	242,729	2,151,768

Luxembourg — 0.8%
B&M European Value Retail SA	180,772	1,022,215
Globant SA†#	9,019	469,709
Nexa Resources SA†	204,204	4,186,182

		5,678,106

Malaysia — 0.2%
Genting Bhd	253,200	570,217
Public Bank Bhd	178,100	1,042,489

		1,612,706

Mauritius — 0.2%
MakeMyTrip, Ltd.†#	43,533	1,360,406

Mexico — 0.6%
Arca Continental SAB de CV	83,814	582,365
Concentradora Fibra Danhos SA de CV	237,633	388,142
Concentradora Fibra Hotelera Mexicana SA de CV*	345,251	192,308
Fibra Uno Administracion SA de CV	124,157	175,065
Genomma Lab Internacional SAB de CV, Class B†#	468,936	506,981
GMexico Transportes SAB de CV#*	210,400	343,772
Grupo Aeroportuario del Centro Norte SAB de CV	77,717	380,120
Grupo Aeroportuario del Sureste SAB de CV ADR	4,272	757,340
Grupo Financiero Inbursa SAB de CV, Class O#	253,198	405,640
Mexichem SAB de CV	166,631	465,667
PLA Administradora Industrial S de RL de CV	201,069	298,766

		4,496,166

Security Description	Shares	Value (Note 2)

Netherlands — 1.7%
Aalberts Industries NV	13,368	$669,402
ASM International NV	15,274	1,092,331
Corbion NV	69,111	2,144,700
IMCD Group NV	12,052	771,422
Takeaway.com NV†*	28,104	1,740,511
Wessanen	316,673	6,176,321

		12,594,687

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	84,877	839,837
Xero, Ltd.†#	6,817	168,081

		1,007,918

Norway — 0.7%
Aker Solutions ASA†#	161,994	908,634
Marine Harvest ASA#	40,175	779,059
TGS NOPEC Geophysical Co. ASA	111,308	2,688,412
XXL ASA*	57,662	656,068

		5,032,173

Philippines — 0.9%
Bloomberry Resorts Corp.†	16,379,100	4,512,638
Jollibee Foods Corp.	92,650	529,805
Metropolitan Bank & Trust Co.	853,730	1,601,304

		6,643,747

Portugal — 0.1%
NOS SGPS SA	104,718	640,635

Singapore — 0.7%
Ascendas India Trust#	1,754,500	1,322,968
City Developments, Ltd.	166,800	1,598,250
Singapore Technologies Engineering, Ltd.	450,000	1,151,596
Venture Corp., Ltd.	72,863	1,503,121

		5,575,935

South Africa — 0.7%
AVI, Ltd.	132,530	1,367,090
Clicks Group, Ltd.	117,324	1,673,267
Dis-Chem Pharmacies, Ltd.*	730,370	2,130,480

		5,170,837

South Korea — 1.0%
Coway Co., Ltd.	22,359	1,776,501
Lock&Lock Co., Ltd.	18,995	404,416
LS Industrial Systems Co., Ltd.	30,906	1,567,069
Orion Corp.	15,620	1,553,876
Samsung Fire & Marine Insurance Co., Ltd.	4,834	1,282,737
TK Corp.	45,512	621,391

		7,205,990

Spain — 1.9%
Amadeus IT Group SA	89,723	6,585,199
Cellnex Telecom SA#*	61,888	1,587,720
CEMEX Latam Holdings SA†	103,592	340,917
CIE Automotive SA	147,490	4,960,513
Viscofan SA	13,486	855,799

		14,330,148

Sweden — 2.7%
Ahlsell AB*	173,293	1,101,872
Essity AB, Class B†	25,611	700,825
Evolution Gaming Group AB*	81,023	5,397,116
LeoVegas AB*	561,376	6,361,424
Saab AB, Series B	11,010	500,093
SSAB AB, Class A†	849,666	5,021,921

52

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Sweden (continued)
Swedish Match AB	26,593	$1,126,819

		20,210,070

Switzerland — 3.6%
Coca-Cola HBC AG	17,679	578,474
DKSH Holding AG	2,812	239,026
Dufry AG†	8,504	1,218,890
Forbo Holding AG	2,251	3,638,368
Geberit AG	1,979	896,057
Georg Fischer AG	5,155	7,501,475
Julius Baer Group, Ltd.	15,204	983,228
Logitech International SA	47,314	1,850,692
Lonza Group AG	1,605	408,227
Sika AG	449	3,691,942
Sonova Holding AG	8,735	1,370,294
Temenos Group AG	40,493	4,747,142

		27,123,815

Taiwan — 0.8%
Advantech Co., Ltd.	56,256	413,770
E.Sun Financial Holding Co., Ltd.	3,102,152	2,035,184
PChome Online, Inc.	270,932	1,469,258
Voltronic Power Technology Corp.	36,950	628,393
Yuanta Financial Holding Co., Ltd.	2,867,807	1,276,136

		5,822,741

Thailand — 1.1%
AEON Thana Sinsap Thailand PCL	147,000	819,528
PTT Global Chemical PCL	727,500	2,300,235
Thai Beverage PCL	1,636,300	1,029,810
Tisco Financial Group PCL	1,531,400	4,317,582

		8,467,155

Turkey — 0.9%
Ford Otomotiv Sanayi AS	16,035	263,936
Tofas Turk Otomobil Fabrikasi AS	27,255	217,340
Turk Hava Yollari AO†	1,212,544	6,039,876

		6,521,152

United Kingdom — 15.9%
Abcam PLC	442,438	7,703,171
Admiral Group PLC	19,594	496,125
Ashtead Group PLC	28,800	830,421
Auto Trader Group PLC*	376,738	1,888,530
Babcock International Group PLC#	85,507	764,951
Beazley PLC	564,080	4,030,863
Bellway PLC	8,805	375,712
Booker Group PLC#	1,107,342	3,447,965
Britvic PLC	40,210	373,825
Bunzl PLC	254,094	6,824,445
Burberry Group PLC	27,976	588,691
Cobham PLC†	302,613	469,504
Compass Group PLC	154,147	3,278,444
ConvaTec Group PLC*	151,996	429,212
Cranswick PLC†	133,563	5,600,001
Croda International PLC	84,800	5,369,494
Domino’s Pizza Group PLC	439,582	1,968,639
Elementis PLC	51,486	204,883
EMIS Group PLC	30,008	301,191
Fenner PLC	617,684	4,037,394
Fevertree Drinks PLC	279,226	9,519,059
Forterra PLC*	46,578	182,164
GKN PLC	132,355	795,966
Greggs PLC	37,859	621,656
Halma PLC	76,451	1,262,769

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom (continued)
Hargreaves Lansdown PLC	47,250	$1,115,068
Howden Joinery Group PLC	109,907	667,510
Ibstock PLC*	1,424,714	5,105,196
IG Group Holdings PLC	76,181	842,732
IMI PLC	32,874	551,575
Indivior PLC†	637,115	3,318,791
Intertek Group PLC	34,349	2,318,054
Jardine Lloyd Thompson Group PLC	81,620	1,482,313
Just Eat PLC†	139,187	1,670,300
KAZ Minerals PLC†	557,507	6,517,287
Keywords Studios PLC	412,903	8,857,694
Learning Technologies Group PLC	674,571	725,922
Meggitt PLC	88,652	550,881
Merlin Entertainments PLC*	88,030	410,639
Moneysupermarket.com Group PLC	195,402	696,015
PZ Cussons PLC	22,353	86,442
Rathbone Brothers PLC	48,315	1,729,964
Rightmove PLC	51,829	3,046,501
Rotork PLC	1,075,911	4,364,781
Scapa Group PLC	365,421	2,413,712
Schroders PLC	63,872	3,015,112
Shaftesbury PLC	34,182	450,959
Smith & Nephew PLC	99,929	1,735,884
Spectris PLC	18,760	701,081
Spirax-Sarco Engineering PLC	15,381	1,205,906
Stagecoach Group PLC	140,822	274,275
Tate & Lyle PLC	26,979	207,872
TechnipFMC PLC	25,240	736,306
UNITE Group PLC	53,029	555,112
Whitbread PLC	16,803	895,165
ZPG PLC*	402,823	1,875,011

		119,489,135

United States — 0.9%
Autoliv, Inc. SDR	4,456	640,613
EPAM Systems, Inc.†	30,075	3,402,084
Gran Tierra Energy, Inc.†	269,185	671,284
Yum China Holdings, Inc.	49,406	2,140,268

		6,854,249

Total Common Stocks
(cost $530,585,407)		725,243,270

WARRANTS — 0.0%
Precious Shipping PCL Expires 06/15/2018 (strike price THB 17.50)† (cost $0)	27,795	1,249

Total Long-Term Investment Securities
(cost $530,585,407)		725,244,519

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Registered Investment Companies — 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(3)(4)	17,636,822	17,636,822

U.S. Government Agencies — 1.1%
Federal Home Loan Bank Disc. Notes 0.90% due 03/01/2018	$8,284,000	8,284,000

Total Short-Term Investment Securities
(cost $25,920,822)		25,920,822

53

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount of $17,677,098 and collateralized by $19,040,000 of U.S. Treasury Notes, bearing interest at 2.00%, due 02/15/2025 and having an approximate value of $18,034,383 (cost $17,677,000)	$17,677,000	$17,677,000

TOTAL INVESTMENTS
(cost $574,183,229)(5)	102.4%	768,842,341
Liabilities in excess of other assets	(2.4)	(17,818,323)

NET ASSETS —	100.0%	$751,024,018

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2018, the aggregate value of these securities was $33,548,882 representing 4.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Illiquid security. At February 28, 2018, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	At February 28, 2018, the Fund had loaned securities with a total value of $48,380,254. This was secured by collateral of $17,636,822, which was received in cash and subsequently invested in short-term investments currently valued at $17,636,822 as reported in the Portfolio of Investments. Additional collateral of $34,123,670 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$951,471
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	335,374
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 04/16/2059	2,071,892
United States Treasury Bills	0.00%	08/16/2018 to 08/16/2018	23,514
United States Treasury Notes/Bonds	0.13% to 8.00%	03/31/2018 to 02/15/2047	30,741,419

(4)	The rate shown is the 7-day yield as of February 28, 2018
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ASX—Australian Stock Exchange

SDR—Swedish Depositary Receipt

THB—Thai Baht

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$3,276,685	$13,377,263	**	$0	$16,653,948
Other Countries	86,370,968	622,218,354	**	—	708,589,322
Warrants	1,249	—		—	1,249
Short Term Investment Securities:
Registered Investment Companies	17,636,822	—		—	17,636,822
U.S. Government Agencies	—	8,284,000		—	8,284,000
Repurchase Agreements	—	17,677,000		—	17,677,000

Total Investments at Value	$107,285,724	$661,556,617		$0	$768,842,341

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

54

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — February 28, 2018 (unaudited)

Industry Allocation*

Diversified Banking Institutions	10.1%
Oil Companies — Exploration & Production	6.1
Banks — Super Regional	5.9
Medical — Drugs	5.2
Insurance — Reinsurance	4.5
Insurance — Multi-line	4.3
Food — Misc./Diversified	3.8
Aerospace/Defense — Equipment	3.3
Networking Products	2.8
Oil Companies — Integrated	2.5
Aerospace/Defense	2.4
Oil Refining & Marketing	2.3
Multimedia	2.1
Enterprise Software/Service	2.0
Agricultural Chemicals	2.0
Banks — Commercial	1.9
Medical — HMO	1.8
Electronic Components — Semiconductors	1.8
Chemicals — Diversified	1.8
Telephone — Integrated	1.6
Electric — Integrated	1.6
Computer Services	1.4
Instruments — Controls	1.3
Insurance — Life/Health	1.2
Building Products — Cement	1.2
Oil — Field Services	1.2
Beverages — Non-alcoholic	1.2
Diagnostic Equipment	1.1
Advertising Agencies	1.1
Medical — Biomedical/Gene	1.1
Airlines	1.0
Commercial Paper	0.9
Computer Data Security	0.8
Gold Mining	0.8
Computers	0.8
Insurance — Property/Casualty	0.7
Cable/Satellite TV	0.7
Containers — Metal/Glass	0.7
Web Portals/ISP	0.7
Cosmetics & Toiletries	0.7
Banks — Fiduciary	0.6
Medical Labs & Testing Services	0.6
Real Estate Investment Trusts	0.6
Metal — Copper	0.6
Commercial Services	0.6
Finance — Investment Banker/Broker	0.6
Medical — Generic Drugs	0.5
Diversified Manufacturing Operations	0.5
Commercial Services — Finance	0.5
Finance — Credit Card	0.5
Investment Management/Advisor Services	0.4
Medical — Wholesale Drug Distribution	0.4
Food — Confectionery	0.4
Retail — Auto Parts	0.4
Electric — Distribution	0.4
Auto/Truck Parts & Equipment — Original	0.4
Electric Products — Misc.	0.4
Machinery — General Industrial	0.4
Finance — Consumer Loans	0.4
Rubber — Tires	0.4
Dialysis Centers	0.3
Cellular Telecom	0.3
Exchange — Traded Funds	0.3
Transport — Rail	0.2
Non — Hazardous Waste Disposal	0.2
Retail — Drug Store	0.2
Internet Infrastructure Software	0.2
Distribution/Wholesale	0.2

Time Deposits	0.1

100.0%

*	Calculated as a percentage of net assets

55

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.7%
Advertising Agencies — 1.1%
Omnicom Group, Inc.#	36,073	$2,749,845

Aerospace/Defense — 2.4%
Northrop Grumman Corp.	4,700	1,645,188
Raytheon Co.	20,047	4,360,423

		6,005,611

Aerospace/Defense - Equipment — 3.3%
Harris Corp.	10,163	1,586,953
L3 Technologies, Inc.	12,728	2,641,696
United Technologies Corp.	29,554	3,982,106

		8,210,755

Agricultural Chemicals — 2.0%
CF Industries Holdings, Inc.	72,383	2,985,075
Mosaic Co.	45,576	1,199,560
Nutrien, Ltd.†	15,497	763,227

		4,947,862

Airlines — 1.0%
Delta Air Lines, Inc.	47,281	2,548,446

Auto/Truck Parts & Equipment - Original — 0.4%
Aptiv PLC	6,587	601,590
Delphi Technologies PLC	9,265	442,404

		1,043,994

Banks - Commercial — 1.9%
BB&T Corp.	86,370	4,694,210

Banks - Fiduciary — 0.6%
Bank of New York Mellon Corp.	27,496	1,568,097

Banks - Super Regional — 5.9%
Capital One Financial Corp.	9,770	956,776
PNC Financial Services Group, Inc.	20,079	3,165,655
SunTrust Banks, Inc.	34,891	2,436,788
US Bancorp	45,939	2,497,244
Wells Fargo & Co.	97,054	5,668,924

		14,725,387

Beverages - Non-alcoholic — 1.2%
Coca-Cola Co.	19,951	862,282
Coca-Cola European Partners PLC	32,207	1,224,510
PepsiCo, Inc.	7,460	818,586

		2,905,378

Building Products - Cement — 1.2%
Martin Marietta Materials, Inc.#	6,456	1,316,572
Vulcan Materials Co.	14,312	1,684,952

		3,001,524

Cable/Satellite TV — 0.7%
Comcast Corp., Class A	51,315	1,858,116

Cellular Telecom — 0.3%
Vodafone Group PLC ADR#	24,643	697,643

Chemicals - Diversified — 1.8%
DowDuPont, Inc.	48,097	3,381,219
Westlake Chemical Corp.	9,691	1,049,148

		4,430,367

Commercial Services — 0.6%
Quanta Services, Inc.†	41,142	1,416,930

Commercial Services - Finance — 0.5%
Total System Services, Inc.	13,114	1,153,376

Computer Data Security — 0.8%
Check Point Software Technologies, Ltd.†	10,463	1,087,001

Security Description	Shares	Value (Note 2)

Computer Data Security (continued)
Fortinet, Inc.†	20,630	$1,041,196

		2,128,197

Computer Services — 1.4%
International Business Machines Corp.	14,561	2,269,040
Teradata Corp.†#	32,162	1,184,205

		3,453,245

Computers — 0.8%
Apple, Inc.	10,671	1,900,719

Containers - Metal/Glass — 0.7%
Crown Holdings, Inc.†	36,038	1,796,134

Cosmetics & Toiletries — 0.7%
Procter & Gamble Co.	16,159	1,268,805
Unilever PLC ADR	9,602	495,463

		1,764,268

Diagnostic Equipment — 1.1%
Abbott Laboratories	47,722	2,879,068

Dialysis Centers — 0.3%
DaVita, Inc.†	12,040	867,121

Distribution/Wholesale — 0.2%
Fastenal Co.#	7,799	426,761

Diversified Banking Institutions — 10.1%
Bank of America Corp.	263,831	8,468,975
Citigroup, Inc.	60,832	4,592,208
JPMorgan Chase & Co.	78,435	9,059,243
Morgan Stanley	58,624	3,284,116

		25,404,542

Diversified Manufacturing Operations — 0.5%
Carlisle Cos., Inc.	9,992	1,028,277
General Electric Co.	14,382	202,930

		1,231,207

Electric Products - Misc. — 0.4%
AMETEK, Inc.	12,547	950,310

Electric - Distribution — 0.4%
PPL Corp.	36,614	1,048,991

Electric - Integrated — 1.6%
FirstEnergy Corp.#	69,398	2,243,637
Great Plains Energy, Inc.	58,146	1,694,956

		3,938,593

Electronic Components - Semiconductors — 1.8%
Intel Corp.	23,060	1,136,628
Microchip Technology, Inc.	10,653	947,371
Texas Instruments, Inc.	22,141	2,398,977

		4,482,976

Enterprise Software/Service — 2.0%
Oracle Corp.	97,718	4,951,371

Finance - Consumer Loans — 0.4%
Synchrony Financial	25,303	920,776

Finance - Credit Card — 0.5%
Discover Financial Services	14,572	1,148,711

Finance - Investment Banker/Broker — 0.6%
LPL Financial Holdings, Inc.	21,847	1,404,107

Food - Confectionery — 0.4%
J.M. Smucker Co.	8,411	1,062,309

56

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Misc./Diversified — 3.8%
Conagra Brands, Inc.	124,496	$4,498,041
Kellogg Co.#	34,780	2,302,436
Kraft Heinz Co.	27,364	1,834,756
Mondelez International, Inc., Class A	20,476	898,896

		9,534,129

Gold Mining — 0.8%
Newmont Mining Corp.	50,137	1,915,233

Instruments - Controls — 1.3%
Honeywell International, Inc.	22,313	3,371,717

Insurance - Life/Health — 1.2%
Lincoln National Corp.	11,492	875,345
Prudential Financial, Inc.	21,012	2,233,996

		3,109,341

Insurance - Multi-line — 4.3%
Allstate Corp.	17,421	1,607,261
Chubb, Ltd.	9,705	1,377,334
Hartford Financial Services Group, Inc.	102,226	5,402,644
Voya Financial, Inc.	49,256	2,513,041

		10,900,280

Insurance - Property/Casualty — 0.7%
XL Group, Ltd.	44,382	1,877,802

Insurance - Reinsurance — 4.5%
Berkshire Hathaway, Inc., Class B†	54,104	11,210,349

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	2,905	431,451

Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc.	5,990	1,134,266

Machinery - General Industrial — 0.4%
Middleby Corp.†	7,799	937,830

Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings†	9,017	1,557,236

Medical - Biomedical/Gene — 1.1%
Biogen, Inc.†	3,199	924,479
Gilead Sciences, Inc.	22,094	1,739,461

		2,663,940

Medical - Drugs — 5.2%
Bristol-Myers Squibb Co.	20,322	1,345,316
Johnson & Johnson	17,327	2,250,431
Merck & Co., Inc.	25,481	1,381,580
Novartis AG ADR	14,073	1,172,985
Pfizer, Inc.	186,871	6,785,286

		12,935,598

Medical - Generic Drugs — 0.5%
Mylan NV†	31,381	1,265,282

Medical - HMO — 1.8%
Humana, Inc.	10,260	2,788,873
UnitedHealth Group, Inc.	7,890	1,784,403

		4,573,276

Medical - Wholesale Drug Distribution — 0.4%
McKesson Corp.	7,374	1,100,422

Metal - Copper — 0.6%
Freeport-McMoRan, Inc.†	79,443	1,477,640

Multimedia — 2.1%
Time Warner, Inc.	24,492	2,276,776
Twenty-First Century Fox, Inc., Class A	50,268	1,850,868

Security Description	Shares/ Principal Amount	Value (Note 2)

Multimedia (continued)
Twenty-First Century Fox, Inc., Class B	34,666	$1,262,536

		5,390,180

Networking Products — 2.8%
Cisco Systems, Inc.	158,748	7,108,735

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	7,551	507,276

Oil Companies - Exploration & Production — 6.1%
Anadarko Petroleum Corp.	23,432	1,336,561
Cimarex Energy Co.	5,867	563,760
EOG Resources, Inc.	21,685	2,199,293
Hess Corp.#	34,239	1,555,135
Noble Energy, Inc.	54,683	1,631,194
Occidental Petroleum Corp.	95,262	6,249,187
Pioneer Natural Resources Co.	10,347	1,761,370

		15,296,500

Oil Companies - Integrated — 2.5%
Chevron Corp.	6,241	698,493
Exxon Mobil Corp.	72,238	5,471,306

		6,169,799

Oil Refining & Marketing — 2.3%
Phillips 66	37,502	3,389,056
Valero Energy Corp.	24,990	2,259,596

		5,648,652

Oil - Field Services — 1.2%
Schlumberger, Ltd.	45,155	2,963,974

Real Estate Investment Trusts — 0.6%
Equity Residential	27,339	1,537,272

Retail - Auto Parts — 0.4%
Advance Auto Parts, Inc.#	9,285	1,060,811

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	7,299	502,828

Rubber - Tires — 0.4%
Goodyear Tire & Rubber Co.	31,618	915,025

Telephone - Integrated — 1.6%
Verizon Communications, Inc.	86,439	4,126,598

Transport - Rail — 0.2%
Union Pacific Corp.	4,294	559,294

Web Portals/ISP — 0.7%
Alphabet, Inc., Class A†	1,627	1,796,078

Total Common Stocks
(cost $218,143,791)		247,295,761

EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Value ETF (cost $649,741)	5,347	656,612

Total Long-Term Investment Securities
(cost $218,793,532)		247,952,373

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Commercial Paper — 0.9%
Credit Agricole Corporate & Investment Bank 1.31% due 03/01/2018	$2,200,000	2,200,000

57

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits — 0.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 03/01/2018	$417,000	$417,000

Total Short-Term Investment Securities
(cost $2,617,000)		2,617,000

TOTAL INVESTMENTS
(cost $221,410,532)(1)	100.0%	250,569,373
Liabilities in excess of other assets	(0.0)	(120,062)

NET ASSETS	100.0%	$250,449,311

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At February 28, 2018, the Fund had loaned securities with a total value of $9,704,623. This was secured by collateral of $10,017,450 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$1,800,483
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	646,289
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	668,232
United States Treasury Bills	0.00%	04/05/2018 to 11/08/2018	282,543
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/31/2018 to 08/15/2047	6,619,903

(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ETF—Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$247,295,761	$—	$—	$247,295,761
Exchange-Traded Funds	656,612	—	—	656,612
Short-Term Investment Securities	—	2,617,000	—	2,617,000

Total Investments at Value	$247,952,373	$2,617,000	$—	$250,569,373

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

58

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — February 28, 2018 (unaudited)

Industry Allocation*

Commercial Services-Finance	8.1%
Banks — Commercial	6.1
Medical — Biomedical/Gene	5.4
Insurance — Property/Casualty	4.8
Electronic Measurement Instruments	4.0
Enterprise Software/Service	3.9
Registered Investment Companies	3.7
Computer Services	3.4
Medical — Drugs	3.1
E-Commerce/Services	2.9
Oil Companies — Exploration & Production	2.5
Machinery — General Industrial	2.5
Airlines	2.4
Commercial Services	2.4
Web Hosting/Design	2.0
Therapeutics	2.0
E-Services/Consulting	1.8
Building Products — Air & Heating	1.8
Computer Software	1.7
Medical Instruments	1.6
Containers — Metal/Glass	1.6
Containers — Paper/Plastic	1.5
Building — Residential/Commercial	1.4
Gas — Distribution	1.4
Semiconductor Equipment	1.3
Data Processing/Management	1.2
Multimedia	1.2
Transport — Rail	1.2
Applications Software	1.2
Hotels/Motels	1.1
Retail — Automobile	1.1
Banks — Fiduciary	1.1
Disposable Medical Products	1.1
Medical Products	1.1
Instruments — Controls	1.1
Aerospace/Defense — Equipment	1.0
Lasers — System/Components	1.0
Electronic Components — Semiconductors	1.0
Telecommunication Equipment	1.0
Human Resources	1.0
Instruments — Scientific	1.0
Decision Support Software	1.0
Non-Hazardous Waste Disposal	1.0
Finance — Auto Loans	1.0
Auction Houses/Art Dealers	0.9
Rental Auto/Equipment	0.9
Motorcycle/Motor Scooter	0.9
Distribution/Wholesale	0.8
Auto-Heavy Duty Trucks	0.7
Finance — Mortgage Loan/Banker	0.7
Telecom Equipment — Fiber Optics	0.7
Auto/Truck Parts & Equipment — Original	0.7
Retail — Misc./Diversified	0.6
Printing — Commercial	0.6
Real Estate Investment Trusts	0.5
Apparel Manufacturers	0.5
Linen Supply & Related Items	0.5
Electric — Integrated	0.4
Computer Aided Design	0.3
Real Estate Management/Services	0.1
Time Deposits	0.1

103.6%

*	Calculated as a percentage of net assets

59

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.8%
Aerospace/Defense-Equipment — 1.0%
HEICO Corp., Class A	22,848	$1,656,480

Airlines — 2.4%
Alaska Air Group, Inc.#	17,453	1,125,718
JetBlue Airways Corp.†	72,501	1,526,146
Spirit Airlines, Inc.†	28,570	1,138,229

		3,790,093

Apparel Manufacturers — 0.5%
Under Armour, Inc., Class C†#	53,233	801,157

Applications Software — 1.2%
ServiceNow, Inc.†#	11,451	1,843,726

Auction Houses/Art Dealers — 0.9%
KAR Auction Services, Inc.	26,089	1,410,893

Auto-Heavy Duty Trucks — 0.7%
PACCAR, Inc.	16,524	1,182,953

Auto/Truck Parts & Equipment-Original — 0.7%
Allison Transmission Holdings, Inc.	26,951	1,068,068

Banks-Commercial — 6.1%
Cullen/Frost Bankers, Inc.	10,251	1,066,001
East West Bancorp, Inc.	11,323	742,223
First Citizens BancShares, Inc., Class A	2,884	1,174,076
First Republic Bank	20,807	1,930,890
M&T Bank Corp.	12,092	2,295,545
Pinnacle Financial Partners, Inc.	3,885	250,777
Prosperity Bancshares, Inc.	14,832	1,112,400
South State Corp.	12,944	1,122,245

		9,694,157

Banks-Fiduciary — 1.1%
Northern Trust Corp.	16,839	1,782,745

Building Products-Air & Heating — 1.8%
Lennox International, Inc.	14,105	2,886,306

Building-Residential/Commercial — 1.4%
NVR, Inc.†	785	2,231,888

Commercial Services — 2.4%
Cintas Corp.	9,175	1,565,805
CoStar Group, Inc.†	6,475	2,215,292

		3,781,097

Commercial Services-Finance — 8.1%
Equifax, Inc.	8,902	1,005,926
Global Payments, Inc.	28,765	3,261,663
Total System Services, Inc.	25,371	2,231,380
TransUnion†	58,647	3,346,984
WEX, Inc.†	19,852	2,968,867

		12,814,820

Computer Aided Design — 0.3%
Cadence Design Systems, Inc.†	13,987	542,276

Computer Services — 3.4%
Genpact, Ltd.	107,961	3,386,737
Teradata Corp.†#	52,692	1,940,119

		5,326,856

Computer Software — 1.7%
Akamai Technologies, Inc.†	40,619	2,740,158

Containers-Metal/Glass — 1.6%
Ball Corp.#	41,629	1,663,078
Silgan Holdings, Inc.	28,699	816,487

		2,479,565

Security Description	Shares	Value (Note 2)

Containers-Paper/Plastic — 1.5%
Packaging Corp. of America	20,027	$2,387,218

Data Processing/Management — 1.2%
Dun & Bradstreet Corp.	15,569	1,946,748

Decision Support Software — 1.0%
MSCI, Inc.	10,839	1,533,935

Disposable Medical Products — 1.1%
STERIS PLC	19,381	1,769,485

Distribution/Wholesale — 0.8%
Fastenal Co.#	21,917	1,199,298

E-Commerce/Services — 2.9%
GrubHub, Inc.†#	16,094	1,599,905
TripAdvisor, Inc.†#	16,736	670,779
Zillow Group, Inc., Class A†	18,060	858,572
Zillow Group, Inc., Class C†#	32,254	1,537,548

		4,666,804

E-Services/Consulting — 1.8%
CDW Corp.	39,776	2,900,864

Electric-Integrated — 0.4%
Black Hills Corp.#	12,126	615,880

Electronic Components-Semiconductors — 1.0%
Silicon Laboratories, Inc.†	17,155	1,603,993

Electronic Measurement Instruments — 4.0%
Keysight Technologies, Inc.†	37,547	1,765,085
National Instruments Corp.	55,420	2,802,035
Trimble, Inc.†	44,724	1,696,381

		6,263,501

Enterprise Software/Service — 3.9%
Black Knight, Inc.†	23,529	1,121,157
Blackbaud, Inc.#	20,249	2,075,928
Guidewire Software, Inc.†#	20,473	1,644,391
Veeva Systems, Inc., Class A†	18,420	1,283,874

		6,125,350

Finance-Auto Loans — 1.0%
Credit Acceptance Corp.†#	4,783	1,505,162

Finance-Mortgage Loan/Banker — 0.7%
FNF Group	28,995	1,157,770

Gas-Distribution — 1.4%
NiSource, Inc.	19,335	447,218
UGI Corp.	40,286	1,735,924

		2,183,142

Hotels/Motels — 1.1%
Choice Hotels International, Inc.	22,979	1,818,788

Human Resources — 1.0%
Robert Half International, Inc.	27,345	1,560,579

Instruments-Controls — 1.1%
Mettler-Toledo International, Inc.†	2,774	1,709,394

Instruments-Scientific — 1.0%
Waters Corp.†	7,559	1,546,874

Insurance-Property/Casualty — 4.8%
Alleghany Corp.†	2,234	1,354,139
Fairfax Financial Holdings, Ltd.	2,561	1,251,681
Markel Corp.†	2,675	2,974,600
White Mountains Insurance Group, Ltd.	1,189	959,345
WR Berkley Corp.	15,035	1,028,093

		7,567,858

60

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Lasers-System/Components — 1.0%
II-VI, Inc.†	42,106	$1,621,081

Linen Supply & Related Items — 0.5%
UniFirst Corp.	4,839	751,497

Machinery-General Industrial — 2.5%
IDEX Corp.	21,820	2,984,976
Middleby Corp.†#	8,184	984,126

		3,969,102

Medical Instruments — 1.6%
Integra LifeSciences Holdings Corp.†#	13,380	705,527
Teleflex, Inc.	7,480	1,868,729

		2,574,256

Medical Products — 1.1%
Varian Medical Systems, Inc.†#	14,452	1,724,702

Medical-Biomedical/Gene — 5.4%
BeiGene, Ltd. ADR†#	7,548	1,082,912
Bluebird Bio, Inc.†#	5,364	1,078,164
Ionis Pharmaceuticals, Inc.†#	37,727	1,992,740
Sage Therapeutics, Inc.†#	13,249	2,137,859
Seattle Genetics, Inc.†#	4,423	238,842
Spark Therapeutics, Inc.†#	14,261	814,303
Ultragenyx Pharmaceutical, Inc.†#	25,231	1,206,294

		8,551,114

Medical-Drugs — 3.1%
Aerie Pharmaceuticals, Inc.†#	21,694	1,109,648
Alkermes PLC†#	35,982	2,053,852
Ironwood Pharmaceuticals, Inc.†#	60,665	861,443
TESARO, Inc.†#	15,764	870,646

		4,895,589

Motorcycle/Motor Scooter — 0.9%
Harley-Davidson, Inc.#	29,921	1,357,815

Multimedia — 1.2%
FactSet Research Systems, Inc.#	9,356	1,900,952

Non-Hazardous Waste Disposal — 1.0%
Waste Connections, Inc.	21,430	1,516,815

Oil Companies-Exploration & Production — 2.5%
Diamondback Energy, Inc.†	6,865	855,653
Jagged Peak Energy, Inc.†#	12,578	154,709
Newfield Exploration Co.†#	50,111	1,169,090
WPX Energy, Inc.†	130,328	1,841,535

		4,020,987

Printing - Commercial — 0.6%
Cimpress NV†#	5,549	903,100

Real Estate Investment Trusts — 0.5%
Equity Commonwealth†	27,882	820,288

Real Estate Management/Services — 0.1%
Redfin Corp.†	10,896	224,349

Rental Auto/Equipment — 0.9%
AMERCO	4,084	1,404,896

Retail-Automobile — 1.1%
CarMax, Inc.†#	29,164	1,805,835

Retail-Misc./Diversified — 0.6%
PriceSmart, Inc.#	12,273	966,499

Semiconductor Equipment — 1.3%
MKS Instruments, Inc.	17,832	1,985,593

Telecom Equipment-Fiber Optics — 0.7%
Finisar Corp.†#	59,617	1,073,106

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecommunication Equipment — 1.0%
CommScope Holding Co., Inc.†	40,719	$1,576,233

Therapeutics — 2.0%
Agios Pharmaceuticals, Inc.†#	19,737	1,586,657
Neurocrine Biosciences, Inc.†#	18,400	1,553,512

		3,140,169

Transport-Rail — 1.2%
Genesee & Wyoming, Inc., Class A†	27,165	1,888,782

Web Hosting/Design — 2.0%
VeriSign, Inc.†#	27,646	3,207,490

Total Long-Term Investment Securities
(cost $138,552,359)		157,976,131

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Registered Investment Companies — 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(2)	5,821,901	5,821,901

Time Deposits — 0.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 03/01/2018	$212,000	212,000

Total Short-Term Investment Securities
(cost $6,033,901)		6,033,901

TOTAL INVESTMENTS
(cost $144,586,260)(3)	103.6%	164,010,032
Liabilities in excess of other assets	(3.6)	(5,752,118)

NET ASSETS —	100.0%	$158,257,914

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	At February 28, 2018, the Fund had loaned securities with a total value of $33,262,488. This was secured by collateral of $5,821,901, which was received in cash and subsequently invested in short-term investments currently valued at $5,821,901 as reported in the Portfolio of Investments. Additional collateral of $28,634,618 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$4,158,737
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	1,492,791
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	1,543,474
United States Treasury Bills	0.00%	03/22/2018 to 11/08/2018	1,750,483
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2018 to 08/15/2047	19,689,133

(2) The rate shown is the 7-day yield as of February 28, 2018.

(3) See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

61

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$157,976,131	$—	$—	$157,976,131
Short-Term Investment Securities:
Registered Investment Companies	5,821,901	—	—	5,821,901
Time Deposits	—	212,000	—	212,000

Total Investments at Value	$163,798,032	$212,000	$—	$164,010,032

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

62

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — February 28, 2018 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	6.9%
Oil Companies — Exploration & Production	6.1
Banks — Commercial	5.6
Banks — Super Regional	3.7
Electric — Integrated	3.5
Insurance — Property/Casualty	3.3
Aerospace/Defense — Equipment	2.9
Electronic Components — Semiconductors	2.6
Computer Services	2.2
Insurance — Reinsurance	2.1
Electronic Parts Distribution	2.0
Finance — Investment Banker/Broker	1.8
Chemicals — Diversified	1.7
Steel — Producers	1.7
Registered Investment Companies	1.6
Insurance — Life/Health	1.5
Airlines	1.5
Auto/Truck Parts & Equipment — Original	1.4
Diversified Manufacturing Operations	1.4
Insurance Brokers	1.4
Data Processing/Management	1.4
Insurance — Multi-line	1.3
Finance — Credit Card	1.3
Medical — Hospitals	1.3
Human Resources	1.3
Oil Refining & Marketing	1.2
Transport — Truck	1.2
Containers — Paper/Plastic	1.1
Finance — Consumer Loans	1.1
Medical Labs & Testing Services	1.0
Gas — Distribution	1.0
Building — Residential/Commercial	0.9
Semiconductor Equipment	0.9
Chemicals — Specialty	0.9
Building Products — Doors & Windows	0.9
Power Converter/Supply Equipment	0.9
Medical — Wholesale Drug Distribution	0.8
Electronic Connectors	0.7
Electronic Measurement Instruments	0.7
Distribution/Wholesale	0.7
Electric Products — Misc.	0.7
Aerospace/Defense	0.7
Computers — Memory Devices	0.7
Machine Tools & Related Products	0.7
Electronic Components — Misc.	0.7
Disposable Medical Products	0.7
Rubber — Tires	0.6
Building Products — Wood	0.6
E-Commerce/Services	0.6
Building — Heavy Construction	0.6
Food — Misc./Diversified	0.6
Savings & Loans/Thrifts	0.6
Transport — Rail	0.6
Consulting Services	0.6
Web Hosting/Design	0.6
Computers	0.6
Food — Flour & Grain	0.6
Cellular Telecom	0.6
Telecom Equipment — Fiber Optics	0.6
Repurchase Agreements	0.6
Medical Instruments	0.5
Instruments — Controls	0.5
Commercial Services — Finance	0.5
Hazardous Waste Disposal	0.5
Food — Wholesale/Distribution	0.5
Entertainment Software	0.5
Computer Software	0.5
Containers — Metal/Glass	0.5

Metal — Aluminum	0.4
Cruise Lines	0.4
Banks — Fiduciary	0.4
Commercial Services	0.4
Electric — Distribution	0.4
Dialysis Centers	0.4
Toys	0.4
Semiconductor Components — Integrated Circuits	0.3
Engines — Internal Combustion	0.3
E-Commerce/Products	0.3
Television	0.3
Finance — Leasing Companies	0.3
Agricultural Chemicals	0.3
Shipbuilding	0.3
Tools — Hand Held	0.3
Recreational Vehicles	0.3
Batteries/Battery Systems	0.3
Engineering/R&D Services	0.3
Industrial Automated/Robotic	0.3
Building Products — Cement	0.2
Retail — Restaurants	0.2
Beverages — Non — alcoholic	0.2
Wire & Cable Products	0.2
Auto — Heavy Duty Trucks	0.2
Metal Processors & Fabrication	0.2
Medical — Drugs	0.2
Auto — Cars/Light Trucks	0.2
Retirement/Aged Care	0.2
Medical Products	0.2
Advertising Agencies	0.1
Oil — Field Services	0.1
Medical — Biomedical/Gene	0.1

100.8%

*	Calculated as a percentage of net assets

63

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.6%
Advertising Agencies — 0.1%
Omnicom Group, Inc.#	14,846	$1,131,711

Aerospace/Defense — 0.7%
Arconic, Inc.	111,493	2,719,314
Spirit AeroSystems Holdings, Inc., Class A	46,907	4,282,140

		7,001,454

Aerospace/Defense - Equipment — 2.9%
Curtiss-Wright Corp.	30,862	4,165,753
Harris Corp.	106,675	16,657,301
L3 Technologies, Inc.	12,338	2,560,752
Moog, Inc., Class A†	68,647	5,754,678

		29,138,484

Agricultural Chemicals — 0.3%
Nutrien, Ltd.†	56,823	2,798,533

Airlines — 1.5%
American Airlines Group, Inc.#	73,978	4,013,306
Delta Air Lines, Inc.	40,431	2,179,231
JetBlue Airways Corp.†	168,684	3,550,798
Southwest Airlines Co.	62,252	3,600,656
United Continental Holdings, Inc.†	25,702	1,742,339

		15,086,330

Auto - Cars/Light Trucks — 0.2%
Fiat Chrysler Automobiles NV	79,867	1,692,382

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	28,632	2,049,765

Auto/Truck Parts & Equipment - Original — 1.4%
BorgWarner, Inc.	101,866	4,999,583
GKN PLC	376,911	2,266,693
Lear Corp.	11,004	2,053,016
Tenneco, Inc.	31,322	1,645,971
WABCO Holdings, Inc.†	24,482	3,377,782

		14,343,045

Banks - Commercial — 5.6%
BancorpSouth Bank	126,950	3,998,925
Bank of the Ozarks#	104,990	5,237,951
BB&T Corp.	31,971	1,737,624
East West Bancorp, Inc.	121,922	7,991,987
FNB Corp.	263,072	3,688,269
IBERIABANK Corp.	83,756	6,767,485
MB Financial, Inc.	115,048	4,718,118
Regions Financial Corp.	288,116	5,592,332
South State Corp.	60,370	5,234,079
Western Alliance Bancorp†	92,385	5,400,827
Zions Bancorporation	116,265	6,391,087

		56,758,684

Banks - Fiduciary — 0.4%
State Street Corp.	36,491	3,873,520

Banks - Super Regional — 3.7%
Comerica, Inc.	117,274	11,401,378
Fifth Third Bancorp	226,467	7,484,734
Huntington Bancshares, Inc.	506,495	7,951,972
KeyCorp	156,415	3,305,049
SunTrust Banks, Inc.	102,529	7,160,625

		37,303,758

Batteries/Battery Systems — 0.3%
EnerSys	37,842	2,637,209

Beverages - Non-alcoholic — 0.2%
Coca - Cola European Partners PLC	60,897	2,315,304

Security Description	Shares	Value (Note 2)

Building Products - Cement — 0.2%
Cemex SAB de CV ADR†#	383,700	$2,513,235

Building Products - Doors & Windows — 0.9%
JELD-WEN Holding, Inc.†	77,897	2,427,271
Sanwa Holdings Corp.	495,921	6,886,035

		9,313,306

Building Products - Wood — 0.6%
Masco Corp.	156,555	6,437,542

Building - Heavy Construction — 0.6%
Granite Construction, Inc.#	77,063	4,477,361
MasTec, Inc.†	36,394	1,854,274

		6,331,635

Building - Residential/Commercial — 0.9%
D.R. Horton, Inc.	43,483	1,821,938
Lennar Corp., Class A#	36,078	2,041,293
PulteGroup, Inc.	90,694	2,545,781
Toll Brothers, Inc.	70,180	3,075,989

		9,485,001

Cellular Telecom — 0.6%
Millicom International Cellular SA SDR	84,376	5,617,337

Chemicals - Diversified — 1.7%
Celanese Corp., Series A	74,501	7,514,171
FMC Corp.	27,065	2,124,061
Olin Corp.	104,380	3,392,350
Westlake Chemical Corp.	40,903	4,428,159

		17,458,741

Chemicals - Specialty — 0.9%
Cabot Corp.	88,601	5,332,008
Valvoline, Inc.	138,242	3,167,125
Versum Materials, Inc.	25,810	955,486

		9,454,619

Commercial Services — 0.4%
Atento SA	259,300	2,476,315
Nielsen Holdings PLC	39,303	1,282,457

		3,758,772

Commercial Services - Finance — 0.5%
Moody’s Corp.	17,523	2,924,238
Western Union Co.#	121,460	2,407,337

		5,331,575

Computer Services — 2.2%
Amdocs, Ltd.	117,543	7,733,154
Cognizant Technology Solutions Corp., Class A	20,386	1,672,060
DXC Technology Co.	88,756	9,101,040
Leidos Holdings, Inc.	54,303	3,437,923

		21,944,177

Computer Software — 0.5%
SS&C Technologies Holdings, Inc.	99,909	4,947,494

Computers — 0.6%
Hewlett Packard Enterprise Co.	70,413	1,308,978
HP, Inc.	184,634	4,318,589

		5,627,567

Computers - Memory Devices — 0.7%
NetApp, Inc.	90,553	5,482,984
Western Digital Corp.	17,411	1,515,454

		6,998,438

64

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Consulting Services — 0.6%
Booz Allen Hamilton Holding Corp.	158,681	$6,018,770

Containers - Metal/Glass — 0.5%
Crown Holdings, Inc.†	95,903	4,779,805

Containers - Paper/Plastic — 1.1%
Berry Global Group, Inc.†	68,014	3,699,962
Graphic Packaging Holding Co.	284,211	4,351,270
WestRock Co.	51,038	3,356,259

		11,407,491

Cruise Lines — 0.4%
Norwegian Cruise Line Holdings, Ltd.†	68,590	3,902,771

Data Processing/Management — 1.4%
Dun & Bradstreet Corp.	41,949	5,245,303
Fidelity National Information Services, Inc.	87,331	8,486,826

		13,732,129

Dialysis Centers — 0.4%
DaVita, Inc.†	51,021	3,674,532

Disposable Medical Products — 0.7%
STERIS PLC#	74,078	6,763,321

Distribution/Wholesale — 0.7%
WESCO International, Inc.†	113,751	7,081,000

Diversified Manufacturing Operations — 1.4%
Eaton Corp. PLC	43,626	3,520,618
Ingersoll-Rand PLC	19,244	1,708,867
Parker-Hannifin Corp.	27,607	4,927,021
Textron, Inc.	69,595	4,165,261

		14,321,767

E-Commerce/Products — 0.3%
eBay, Inc.†	73,405	3,146,138

E-Commerce/Services — 0.6%
Expedia, Inc.	22,315	2,346,869
IAC/InterActiveCorp†	27,330	4,069,710

		6,416,579

Electric Products - Misc. — 0.7%
AMETEK, Inc.	93,322	7,068,208

Electric - Distribution — 0.4%
PPL Corp.	130,009	3,724,758

Electric - Integrated — 3.5%
Alliant Energy Corp.	292,516	11,305,743
DTE Energy Co.	39,482	3,978,996
Entergy Corp.	18,639	1,413,209
Great Plains Energy, Inc.	187,879	5,476,673
Pinnacle West Capital Corp.	88,704	6,826,660
Xcel Energy, Inc.	142,209	6,154,806

		35,156,087

Electronic Components - Misc. — 0.7%
Flex, Ltd.†	294,350	5,327,735
Jabil, Inc.	56,985	1,543,724

		6,871,459

Electronic Components - Semiconductors — 2.6%
Microsemi Corp.†	208,306	13,519,059
ON Semiconductor Corp.†	109,297	2,614,384
Qorvo, Inc.†	21,191	1,710,326
Silicon Motion Technology Corp. ADR#	142,047	6,657,743
Skyworks Solutions, Inc.	17,410	1,902,043

		26,403,555

Electronic Connectors — 0.7%
TE Connectivity, Ltd.	71,323	7,352,688

Security Description	Shares	Value (Note 2)

Electronic Measurement Instruments — 0.7%
Keysight Technologies, Inc.†	154,166	$7,247,344

Electronic Parts Distribution — 2.0%
Arrow Electronics, Inc.†	213,268	17,398,403
Avnet, Inc.	55,531	2,371,174

		19,769,577

Engineering/R&D Services — 0.3%
Fluor Corp.	44,909	2,555,322

Engines - Internal Combustion — 0.3%
Cummins, Inc.	19,178	3,225,164

Entertainment Software — 0.5%
Activision Blizzard, Inc.	50,141	3,666,811
NetEase, Inc. ADR	4,436	1,301,301

		4,968,112

Finance - Consumer Loans — 1.1%
Navient Corp.	215,687	2,795,304
SLM Corp.†	336,296	3,668,989
Synchrony Financial	127,070	4,624,077

		11,088,370

Finance - Credit Card — 1.3%
Alliance Data Systems Corp.	11,281	2,718,270
Discover Financial Services	133,156	10,496,687

		13,214,957

Finance - Investment Banker/Broker — 1.8%
E*TRADE Financial Corp.†	74,208	3,875,884
Raymond James Financial, Inc.	96,644	8,959,865
TD Ameritrade Holding Corp.	93,293	5,364,348

		18,200,097

Finance - Leasing Companies — 0.3%
Air Lease Corp.	65,123	2,843,921

Food - Flour & Grain — 0.6%
Post Holdings, Inc.†#	74,163	5,620,072

Food - Misc./Diversified — 0.6%
Ingredion, Inc.	31,730	4,145,207
Nomad Foods, Ltd.†	123,069	2,017,101

		6,162,308

Food - Wholesale/Distribution — 0.5%
US Foods Holding Corp.†	151,095	5,045,062

Gas - Distribution — 1.0%
UGI Corp.	224,579	9,677,109

Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	102,662	5,125,914

Human Resources — 1.3%
ManpowerGroup, Inc.	64,876	7,685,211
Robert Half International, Inc.	92,798	5,295,982

		12,981,193

Industrial Automated/Robotic — 0.3%
Ichor Holdings, Ltd.†#	97,824	2,527,772

Instruments - Controls — 0.5%
Sensata Technologies Holding NV†#	101,331	5,356,357

Insurance Brokers — 1.4%
Aon PLC	37,921	5,321,074
Jardine Lloyd Thompson Group PLC	312,705	5,679,081
Marsh & McLennan Cos., Inc.	35,402	2,939,074

		13,939,229

65

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Life/Health — 1.5%
CNO Financial Group, Inc.	221,604	$4,994,954
Torchmark Corp.	25,573	2,183,167
Unum Group	160,785	8,193,604

		15,371,725

Insurance - Multi-line — 1.3%
Allstate Corp.	58,604	5,406,805
Assurant, Inc.	31,748	2,713,501
Loews Corp.	104,633	5,161,546

		13,281,852

Insurance - Property/Casualty — 3.3%
Alleghany Corp.†	13,440	8,146,656
Hanover Insurance Group, Inc.	37,749	4,073,495
Lancashire Holdings, Ltd.	524,360	4,033,790
WR Berkley Corp.	62,922	4,302,606
XL Group, Ltd.	300,807	12,727,144

		33,283,691

Insurance - Reinsurance — 2.1%
Everest Re Group, Ltd.	17,959	4,314,470
Reinsurance Group of America, Inc.	106,753	16,417,544

		20,732,014

Machine Tools & Related Products — 0.7%
Milacron Holdings Corp.†	324,775	6,959,928

Medical Instruments — 0.5%
Boston Scientific Corp.†	166,872	4,548,931
Bruker Corp.	32,045	982,179

		5,531,110

Medical Labs & Testing Services — 1.0%
ICON PLC†	23,963	2,715,247
Laboratory Corp. of America Holdings†	43,651	7,538,528

		10,253,775

Medical Products — 0.2%
Zimmer Biomet Holdings, Inc.	14,168	1,647,030

Medical - Biomedical/Gene — 0.1%
Five Prime Therapeutics, Inc.†	37,768	802,948

Medical - Drugs — 0.2%
Jazz Pharmaceuticals PLC†	13,629	1,973,479

Medical - Hospitals — 1.3%
Acadia Healthcare Co., Inc.†#	153,205	5,837,110
Envision Healthcare Corp.†#	124,192	4,781,392
Universal Health Services, Inc., Class B	20,729	2,367,252

		12,985,754

Medical - Wholesale Drug Distribution — 0.8%
Cardinal Health, Inc.	67,927	4,701,228
McKesson Corp.	24,296	3,625,692

		8,326,920

Metal Processors & Fabrication — 0.2%
Timken Co.	46,457	2,034,817

Metal - Aluminum — 0.4%
Alcoa Corp.†	94,710	4,259,109

Oil Companies - Exploration & Production — 6.1%
Anadarko Petroleum Corp.	107,641	6,139,843
Cimarex Energy Co.	19,935	1,915,554
Diamondback Energy, Inc.†#	159,700	19,905,008
Energen Corp.†	137,350	7,514,418
Enerplus Corp.#	105,811	1,169,212
EQT Corp.	118,526	5,963,043

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Laredo Petroleum, Inc.†#	244,650	$2,052,614
Newfield Exploration Co.†#	347,274	8,101,902
Parsley Energy, Inc., Class A†	94,333	2,384,738
Pioneer Natural Resources Co.	24,941	4,245,706
RSP Permian, Inc.†	46,403	1,777,699

		61,169,737

Oil Refining & Marketing — 1.2%
Andeavor	60,328	5,406,595
Delek US Holdings, Inc.	97,199	3,316,430
Marathon Petroleum Corp.	53,161	3,405,494

		12,128,519

Oil - Field Services — 0.1%
Superior Energy Services, Inc.†#	129,936	1,110,953

Power Converter/Supply Equipment — 0.9%
Hubbell, Inc.	67,131	8,797,518

Real Estate Investment Trusts — 6.9%
American Assets Trust, Inc.	104,087	3,301,640
American Homes 4 Rent, Class A#	90,007	1,727,234
Boston Properties, Inc.	52,913	6,289,768
Brixmor Property Group, Inc.	180,300	2,801,862
Corporate Office Properties Trust	197,211	4,922,387
DCT Industrial Trust, Inc.	44,670	2,472,484
Douglas Emmett, Inc.	106,994	3,825,035
Duke Realty Corp.	150,007	3,715,673
Equity LifeStyle Properties, Inc.	41,144	3,481,194
Equity Residential	57,733	3,246,327
Extra Space Storage, Inc.	40,698	3,461,365
Forest City Realty Trust, Inc., Class A	87,498	1,861,082
Kilroy Realty Corp.	25,116	1,710,400
Life Storage, Inc.	38,744	3,043,729
PS Business Parks, Inc.	53,130	5,889,992
Regency Centers Corp.#	75,387	4,380,739
SL Green Realty Corp.#	57,806	5,602,557
STORE Capital Corp.#	301,752	7,193,768

		68,927,236

Recreational Vehicles — 0.3%
Brunswick Corp.	28,688	1,640,953
Camping World Holdings, Inc., Class A	25,941	1,084,334

		2,725,287

Retail - Restaurants — 0.2%
Dave & Buster’s Entertainment, Inc.†#	54,823	2,454,426

Retirement/Aged Care — 0.2%
Brookdale Senior Living, Inc.†	256,409	1,674,351

Rubber - Tires — 0.6%
Goodyear Tire & Rubber Co.	224,499	6,497,001

Savings & Loans/Thrifts — 0.6%
Sterling Bancorp	260,593	6,058,787

Semiconductor Components - Integrated Circuits — 0.3%
Marvell Technology Group, Ltd.	145,661	3,421,577

Semiconductor Equipment — 0.9%
Axcelis Technologies, Inc.†	105,214	2,572,482
KLA-Tencor Corp.	14,243	1,613,874
Teradyne, Inc.	116,161	5,273,710

		9,460,066

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	10,533	2,759,751

66

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Steel - Producers — 1.7%
Commercial Metals Co.	71,659	$1,741,314
Reliance Steel & Aluminum Co.	81,280	7,329,018
Steel Dynamics, Inc.	167,974	7,768,797

		16,839,129

Telecom Equipment-Fiber Optics — 0.6%
Acacia Communications, Inc.†#	143,377	5,548,690

Television — 0.3%
CBS Corp., Class B	25,173	1,333,414
TEGNA, Inc.	140,800	1,810,688

		3,144,102

Tools - Hand Held — 0.3%
Stanley Black & Decker, Inc.	17,153	2,730,586

Toys — 0.4%
Hasbro, Inc.	36,952	3,531,503

Transport - Rail — 0.6%
Genesee & Wyoming, Inc., Class A†	87,067	6,053,768

Transport - Truck — 1.2%
Knight-Swift Transportation Holdings, Inc.	200,747	9,667,976
Schneider National, Inc., Class B#	81,425	2,105,650

		11,773,626

Web Hosting/Design — 0.6%
VeriSign, Inc.†#	50,302	5,836,038

Wire & Cable Products — 0.2%
Belden, Inc.	30,861	2,244,520

Total Long-Term Investment Securities
(cost $837,459,819)		991,049,879

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.6%
State Street Institutional Liquid Reserves Fund, Administration Class 1.29%(3)	8,658,083	8,658,083
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(3)	7,544,877	7,544,877

Total Short-Term Investment Securities
(cost $16,202,960)		16,202,960

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount of $5,289,029 collateralized by $5,755,000 of United States Treasury Notes, bearing interest at 2.00% due 02/15/2025 and having an approximate value of $5,451,044 (cost $5,289,000)	$5,289,000	$5,289,000

TOTAL INVESTMENTS
(cost $858,951,779)(2)	100.8%	1,012,541,839
Liabilities in excess of other assets	(0.8)	(7,684,264)

NET ASSETS	100.0%	$1,004,857,575

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	At February 28, 2018, the Fund had loaned securities with a total value of $66,559,740. This was secured by collateral of $7,544,877, which was received in cash and subsequently invested in short-term investments currently value at $7,544,877 as reported in the portfolio of investments. The remaining collateral of $60,942,206 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$17,425,971
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	6,255,104
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	6,467,477
United States Treasury Bills	0.00%	03/22/2018 to 11/08/2018	2,235,596
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2018 to 08/15/2047	28,558,058

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of February 28, 2018.

ADR—American Depository Receipt

SDR—Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$966,566,943	$24,482,936	**	$—	$991,049,879
Short-Term Investment Securities	16,202,960	—		—	16,202,960
Repurchase Agreements	—	5,289,000		—	5,289,000

Total Investments at Value	$982,769,903	$29,771,936		$—	$1,012,541,839

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

67

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2018 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	44.9%
Domestic Fixed Income Investment Companies	34.6
International Equity Investment Companies	16.5
Real Estate Investment Companies	2.7
International Fixed Income Investment Companies	1.3

100.0%

*	Calculated as a percentage of net assets

68

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 44.9%
VALIC Co. I Blue Chip Growth Fund†	912,791	$19,771,044
VALIC Co. I Dividend Value Fund†	2,615,334	35,019,320
VALIC Co. I Large Cap Core Fund†	457,786	5,804,730
VALIC Co. I Mid Cap Index Fund†	821,391	23,738,202
VALIC Co. I Mid Cap Strategic Growth Fund†	358,928	5,793,097
VALIC Co. I Nasdaq-100 Index Fund†	803,362	11,560,374
VALIC Co. I Science & Technology Fund†	388,966	12,633,611
VALIC Co. I Small Cap Index Fund†	1,561,573	35,135,381
VALIC Co. I Small Cap Special Values Fund†	2,671,975	38,342,846
VALIC Co. I Stock Index Fund†	93,412	3,879,391
VALIC Co. I Value Fund†	340,562	6,249,304
VALIC Co. II Capital Appreciation Fund	1,307,480	24,214,535
VALIC Co. II Large Cap Value Fund	1,067,084	24,212,138
VALIC Co. II Mid Cap Growth Fund†	589,993	6,690,520
VALIC Co. II Mid Cap Value Fund	3,536,225	81,014,922
VALIC Co. II Small Cap Growth Fund	868,505	17,370,103
VALIC Co. II Small Cap Value Fund	4,266,296	64,847,692

Total Domestic Equity Investment Companies
(cost $357,171,621)		416,277,210

Domestic Fixed Income Investment Companies — 34.6%
VALIC Co. I Capital Conservation Fund†	3,747,707	36,465,186
VALIC Co. I Government Securities Fund†	404,560	4,215,517
VALIC Co. I Inflation Protected Fund†	5,787,488	64,704,121
VALIC Co. II Core Bond Fund	6,666,476	73,131,242
VALIC Co. II High Yield Bond Fund	5,185,660	40,759,289
VALIC Co. II Strategic Bond Fund	8,960,153	101,518,537

Total Domestic Fixed Income Investment Companies
(cost $317,923,117)		320,793,892

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 16.5%
VALIC Co. I Emerging Economies Fund†	1,427,713	$14,034,422
VALIC Co. I Foreign Value Fund†	3,622,774	39,452,013
VALIC Co. I International Equities Index Fund†	7,869,061	60,198,318
VALIC Co. I International Growth Fund†	652,173	9,469,549
VALIC Co. II International Opportunities Fund	1,394,189	29,989,005

Total International Equity Investment Companies
(cost $140,141,770)		153,143,307

International Fixed Income Investment Companies — 1.3%
VALIC Co. I International Government Bond Fund†
(cost $11,978,710)	1,002,493	12,039,936

Real Estate Investment Companies — 2.7%
VALIC Co. I Global Real Estate Fund†
(cost $25,016,849)	3,158,508	24,446,850

TOTAL INVESTMENTS
(cost $852,232,067)(2)	100.0%	926,701,195
Liabilities in excess of other assets	(0.0)	(100,222)

NET ASSETS	100.0%	$926,600,973

#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information of the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com
†	Non-income producing security
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$926,701,195	$—	$—	$926,701,195

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

69

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — February 28, 2018 (unaudited)

Industry Allocation*

Registered Investment Companies	8.2%
Medical — Biomedical/Gene	7.0
Enterprise Software/Service	6.9
E-Commerce/Services	3.6
Electronic Components — Semiconductors	2.9
Drug Delivery Systems	2.7
Semiconductor Equipment	2.6
Building & Construction Products — Misc.	2.5
Transport — Truck	2.4
Retail — Automobile	2.3
Banks — Commercial	2.3
Computer Software	2.2
Educational Software	2.1
Internet Application Software	2.1
Medical — Drugs	2.0
Medical Products	1.8
Distribution/Wholesale	1.8
Miscellaneous Manufacturing	1.6
Casino Hotels	1.6
Medical Labs & Testing Services	1.5
Building Products — Doors & Windows	1.5
Finance — Investment Banker/Broker	1.4
Electric Products — Misc.	1.4
Food — Wholesale/Distribution	1.4
Applications Software	1.4
Time Deposits	1.3
Non-Hazardous Waste Disposal	1.3
Footwear & Related Apparel	1.3
Schools	1.3
Retail — Discount	1.3
Chemicals — Specialty	1.3
Aerospace/Defense — Equipment	1.2
Building Products — Air & Heating	1.2
Patient Monitoring Equipment	1.2
Computers	1.2
Machinery — Construction & Mining	1.1
Internet Telephone	1.1
Internet Security	1.1
Building — Mobile Home/Manufactured Housing	1.1
Building Products — Cement	1.1
Steel Pipe & Tube	1.1
Medical — HMO	1.1
Oil Companies — Exploration & Production	1.1
Retail — Restaurants	1.0
Diversified Manufacturing Operations	1.0
Web Hosting/Design	1.0
Machinery — Pumps	0.9
Therapeutics	0.9
Real Estate Investment Trusts	0.9
Medical — Hospitals	0.9
Retail — Apparel/Shoe	0.8
Investment Management/Advisor Services	0.8
Retail — Pet Food & Supplies	0.8
Real Estate Management/Services	0.7
Savings & Loans/Thrifts	0.7
Building — Residential/Commercial	0.7
Medical Instruments	0.7
E-Commerce/Products	0.6
Water Treatment Systems	0.6
Airport Development/Maintenance	0.6
Advanced Materials	0.6
Wireless Equipment	0.6
Transport — Marine	0.5
Retail — Convenience Store	0.5
Telecom Equipment — Fiber Optics	0.5
Investment Companies	0.5
Medical — Outpatient/Home Medical	0.4
Resorts/Theme Parks	0.4
Retail — Vision Service Center	0.4

Diagnostic Equipment	0.3
Machinery — General Industrial	0.3
Cosmetics & Toiletries	0.2

107.4%

*	Calculated as a percentage of net assets

70

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.9%
Advanced Materials — 0.6%
Hexcel Corp.	15,190	$1,021,983

Aerospace/Defense - Equipment — 1.2%
HEICO Corp.#	25,473	2,180,489

Airport Development/Maintenance — 0.6%
Hudson, Ltd., Class A†	66,137	1,032,399

Applications Software — 1.4%
HubSpot, Inc.†#	21,635	2,402,567

Banks - Commercial — 2.3%
Bank of the Ozarks#	19,178	956,790
Signature Bank†	4,558	666,334
Texas Capital Bancshares, Inc.†	25,699	2,318,050

		3,941,174

Building & Construction Products - Misc. — 2.5%
Summit Materials, Inc., Class A†	65,202	2,062,339
Trex Co., Inc.†	21,443	2,217,206

		4,279,545

Building Products - Air & Heating — 1.2%
Lennox International, Inc.	10,383	2,124,673

Building Products - Cement — 1.1%
Eagle Materials, Inc.	19,026	1,906,976

Building Products - Doors & Windows — 1.5%
JELD-WEN Holding, Inc.†	45,494	1,417,593
Masonite International Corp.†	18,954	1,157,142

		2,574,735

Building - Mobile Home/Manufactured Housing — 1.1%
Winnebago Industries, Inc.	44,812	1,951,563

Building - Residential/Commercial — 0.7%
TRI Pointe Group, Inc.†	75,706	1,160,573

Casino Hotels — 1.6%
Boyd Gaming Corp.#	76,603	2,710,214

Chemicals - Specialty — 1.3%
Ferro Corp.†	102,346	2,189,181

Computer Software — 2.2%
Cloudera, Inc.†#	66,826	1,273,035
Envestnet, Inc.†	46,812	2,579,341

		3,852,376

Computers — 1.2%
Nutanix, Inc., Class A†#	55,543	2,024,542

Cosmetics & Toiletries — 0.2%
e.l.f. Beauty, Inc.†#	22,017	405,993

Diagnostic Equipment — 0.3%
GenMark Diagnostics, Inc.†#	147,682	608,450

Distribution/Wholesale — 1.8%
H&E Equipment Services, Inc.	45,546	1,716,629
Pool Corp.	9,999	1,380,162

		3,096,791

Diversified Manufacturing Operations — 1.0%
ITT, Inc.	35,995	1,806,229

Drug Delivery Systems — 2.7%
Nektar Therapeutics†	40,573	3,511,999
Revance Therapeutics, Inc.†	40,964	1,267,836

		4,779,835

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 0.6%
Wayfair, Inc., Class A†	14,080	$1,090,074

E-Commerce/Services — 3.6%
Groupon, Inc.†#	199,032	851,857
GrubHub, Inc.†#	39,902	3,966,658
Trade Desk, Inc., Class A†#	25,333	1,425,234

		6,243,749

Educational Software — 2.1%
2U, Inc.†#	22,168	1,835,067
Instructure, Inc.†	43,419	1,884,385

		3,719,452

Electric Products - Misc. — 1.4%
Littelfuse, Inc.	11,830	2,454,725

Electronic Components - Semiconductors — 2.9%
Cavium, Inc.†	10,083	897,790
Inphi Corp.†#	48,333	1,341,241
MACOM Technology Solutions Holdings, Inc.†#	27,462	586,039
Monolithic Power Systems, Inc.	18,425	2,156,831

		4,981,901

Enterprise Software/Service — 6.9%
Atlassian Corp. PLC, Class A†#	10,304	559,404
Evolent Health, Inc., Class A†#	85,888	1,258,259
Guidewire Software, Inc.†#	17,274	1,387,448
MuleSoft, Inc., Class A†#	66,776	2,062,043
Paycom Software, Inc.†#	30,316	2,998,859
SailPoint Technologies Holding, Inc.†	54,176	1,138,779
Tyler Technologies, Inc.†	8,343	1,694,547
Veeva Systems, Inc., Class A†	12,456	868,183

		11,967,522

Finance - Investment Banker/Broker — 1.4%
Evercore, Inc., Class A	26,571	2,472,432

Food - Wholesale/Distribution — 1.4%
Performance Food Group Co.†	79,780	2,445,257

Footwear & Related Apparel — 1.3%
Wolverine World Wide, Inc.	77,028	2,255,380

Internet Application Software — 2.1%
Okta, Inc.†	45,024	1,737,476
Zendesk, Inc.†#	45,037	1,944,698

		3,682,174

Internet Security — 1.1%
Proofpoint, Inc.†#	18,361	1,967,748

Internet Telephone — 1.1%
RingCentral, Inc., Class A†	32,006	2,005,176

Investment Companies — 0.5%
PennantPark Investment Corp.	113,512	788,908

Investment Management/Advisor Services — 0.8%
Financial Engines, Inc.	30,673	1,027,545
WisdomTree Investments, Inc.	38,921	374,031

		1,401,576

Machinery - Construction & Mining — 1.1%
Oshkosh Corp.	25,424	2,006,716

Machinery - General Industrial — 0.3%
Middleby Corp.†	3,668	441,077

Machinery - Pumps — 0.9%
Graco, Inc.	37,008	1,641,305

71

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Instruments — 0.7%
iRhythm Technologies, Inc.†	14,197	$882,344
TransEnterix, Inc.†#	137,897	262,004

		1,144,348

Medical Labs & Testing Services — 1.5%
Teladoc, Inc.†#	66,394	2,662,399

Medical Products — 1.8%
K2M Group Holdings, Inc.†	66,652	1,380,363
Nevro Corp.†#	21,214	1,720,880

		3,101,243

Medical - Biomedical/Gene — 7.0%
ACADIA Pharmaceuticals, Inc.†#	18,073	450,289
Adverum Biotechnologies, Inc.†	98,533	682,341
ARMO BioSciences, Inc.†	9,471	430,457
Bellicum Pharmaceuticals, Inc.†#	50,055	347,882
Biohaven Pharmaceutical Holding Co., Ltd.†	23,043	780,927
Exact Sciences Corp.†#	39,526	1,763,255
FibroGen, Inc.†	27,127	1,494,698
Halozyme Therapeutics, Inc.†#	86,111	1,692,942
Insmed, Inc.†	11,394	275,849
REGENXBIO, Inc.†	30,823	876,914
Sage Therapeutics, Inc.†#	12,888	2,079,608
Spark Therapeutics, Inc.†#	21,988	1,255,515

		12,130,677

Medical - Drugs — 2.0%
Clementia Pharmaceuticals, Inc.†	42,743	681,323
Clovis Oncology, Inc.†#	4,357	253,011
Coherus Biosciences, Inc.†#	38,632	382,457
Horizon Pharma PLC†	77,058	1,123,506
TherapeuticsMD, Inc.†#	206,410	1,032,050

		3,472,347

Medical - HMO — 1.1%
WellCare Health Plans, Inc.†	9,582	1,858,046

Medical - Hospitals — 0.9%
Acadia Healthcare Co., Inc.†#	39,252	1,495,501

Medical - Outpatient/Home Medical — 0.4%
Amedisys, Inc.†	12,516	741,072

Miscellaneous Manufacturing — 1.6%
John Bean Technologies Corp.	25,236	2,794,887

Non-Hazardous Waste Disposal — 1.3%
Advanced Disposal Services, Inc.†	102,803	2,300,731

Oil Companies - Exploration & Production — 1.1%
Jagged Peak Energy, Inc.†#	76,543	941,479
RSP Permian, Inc.†	23,586	903,580

		1,845,059

Patient Monitoring Equipment — 1.2%
Insulet Corp.†	27,425	2,059,343

Real Estate Investment Trusts — 0.9%
CubeSmart	29,081	779,662
Highwoods Properties, Inc.	18,358	789,577

		1,569,239

Real Estate Management/Services — 0.7%
RE/MAX Holdings, Inc., Class A	23,257	1,286,112

Resort/Theme Parks — 0.4%
Vail Resorts, Inc.	3,535	727,750

Security Description	Shares	Value (Note 2)

Retail - Apparel/Shoe — 0.8%
Burlington Stores, Inc.†	11,622	$1,425,322

Retail - Automobile — 2.3%
Lithia Motors, Inc., Class A#	20,301	2,109,071
Rush Enterprises, Inc., Class A†	45,946	1,953,164

		4,062,235

Retail - Convenience Store — 0.5%
Casey’s General Stores, Inc.#	8,199	920,830

Retail - Discount — 1.3%
Ollie’s Bargain Outlet Holdings, Inc.†#	36,970	2,194,170

Retail - Pet Food & Supplies — 0.8%
Freshpet, Inc.†#	67,526	1,350,520

Retail - Restaurants — 1.0%
Texas Roadhouse, Inc.	32,896	1,817,833

Retail - Vision Service Center — 0.4%
National Vision Holdings, Inc.†	20,269	700,497

Savings & Loans/Thrifts — 0.7%
BofI Holding, Inc.†	31,815	1,183,200

Schools — 1.3%
Bright Horizons Family Solutions, Inc.†	23,164	2,213,783

Semiconductor Equipment — 2.6%
Entegris, Inc.	52,118	1,730,317
MKS Instruments, Inc.	24,962	2,779,519

		4,509,836

Steel Pipe & Tube — 1.1%
Advanced Drainage Systems, Inc.	73,938	1,889,116

Telecom Equipment - Fiber Optics — 0.5%
Ciena Corp.†	34,655	802,956

Therapeutics — 0.9%
Neurocrine Biosciences, Inc.†	11,161	942,323
Portola Pharmaceuticals, Inc.†	16,399	694,006

		1,636,329

Transport - Marine — 0.5%
Kirby Corp.†	12,759	956,925

Transport - Truck — 2.4%
Old Dominion Freight Line, Inc.	7,660	1,064,127
Saia, Inc.†	28,832	2,094,645
XPO Logistics, Inc.†#	9,572	942,172

		4,100,944

Water Treatment Systems — 0.6%
Evoqua Water Technologies Corp.†	45,212	1,035,355

Web Hosting/Design — 1.0%
GoDaddy, Inc., Class A†	28,106	1,681,020

Wireless Equipment — 0.6%
Quantenna Communications, Inc.†#	72,349	994,799

Total Long-Term Investment Securities
(cost $129,474,034)		170,279,884

72

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 9.5%
Registered Investment Companies — 8.2%
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(2)	14,216,084	$14,216,084

Time Deposits — 1.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 03/01/2018.	$2,356,000	2,356,000

Total Short-Term Investment Securities
(cost $16,572,084)		16,572,084

TOTAL INVESTMENTS
(cost $146,046,118)(3)	107.4%	186,851,968
Liabilities in excess of other assets	(7.4)	(12,865,714)

NET ASSETS	100.0%	$173,986,254

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	At February 28, 2018, the Fund had loaned securities with a total value of $37,579,791. This was secured by collateral of $14,216,084, which was received in cash and subsequently invested in short - term investments currently valued at $14,216,084 as reported in the Portfolio of Investments. Additional collateral of $24,730,310 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$1,268,117
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	455,194
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	470,649
United States Treasury Bills	0.00%	03/22/2018 to 11/08/2018	2,099,572
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/31/2018 to 08/15/2047	20,436,778

(2)	The rate shown is the 7-day yield as of February 28, 2018.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$170,279,884	$—	$—	$170,279,884
Short-Term Investment Securities:
Registered Investment Companies	14,216,084	—	—	14,216,084
Time Deposits	—	2,356,000	—	2,356,000

Total Investments at Value	$184,495,968	$2,356,000	$—	$186,851,968

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

73

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — February 28, 2018 (unaudited)

Industry Allocation*

Banks — Commercial	17.5%
Real Estate Investment Trusts	10.0
Registered Investment Companies	4.3
Savings & Loans/Thrifts	3.1
Repurchase Agreements	2.8
Medical — Biomedical/Gene	2.5
Electric — Integrated	2.2
Electronic Components — Misc.	2.2
Insurance — Life/Health	2.0
Gas — Distribution	1.6
Oil Companies — Exploration & Production	1.5
Oil — Field Services	1.4
Insurance — Property/Casualty	1.4
Retail — Apparel/Shoe	1.4
Computer Services	1.4
Building — Residential/Commercial	1.4
Auto/Truck Parts & Equipment — Original	1.3
Consulting Services	1.3
Medical — Drugs	1.2
Transport — Truck	1.2
Human Resources	1.1
Coal	1.1
Building & Construction — Misc.	1.0
Paper & Related Products	1.0
Office Supplies & Forms	1.0
Independent Power Producers	1.0
Energy — Alternate Sources	1.0
Aerospace/Defense — Equipment	0.9
Oil Refining & Marketing	0.9
Electronic Parts Distribution	0.8
Medical Products	0.8
Electronic Components — Semiconductors	0.8
Financial Guarantee Insurance	0.8
Engineering/R&D Services	0.8
Commercial Services — Finance	0.7
Steel — Producers	0.7
Medical — HMO	0.7
Oil & Gas Drilling	0.7
Auto — Truck Trailers	0.7
Machinery — General Industrial	0.7
Printing — Commercial	0.7
Retail — Regional Department Stores	0.6
Gambling (Non-Hotel)	0.6
Publishing — Newspapers	0.6
Consumer Products — Misc.	0.6
Networking Products	0.6
Rubber/Plastic Products	0.6
Finance — Investment Banker/Broker	0.6
Applications Software	0.5
Distribution/Wholesale	0.5
Retail — Pawn Shops	0.4
Racetracks	0.4
Water	0.4
Rental Auto/Equipment	0.4
Semiconductor Components — Integrated Circuits	0.4
Food — Misc./Diversified	0.4
Medical Instruments	0.4
Metal Processors & Fabrication	0.4
Investment Management/Advisor Services	0.4
Retail — Jewelry	0.4
Auto/Truck Parts & Equipment — Replacement	0.4
Data Processing/Management	0.4
Chemicals — Specialty	0.3
Retail — Restaurants	0.3
Telecom Services	0.3
Airlines	0.3
Metal — Aluminum	0.3
Retail — Office Supplies	0.3
Commercial Services	0.3

Entertainment Software	0.3
Metal Products — Distribution	0.3
Transport — Marine	0.3
Circuit Boards	0.3
Finance — Mortgage Loan/Banker	0.3
Banks — Mortgage	0.3
Schools	0.3
Finance — Consumer Loans	0.3
Insurance — Multi-line	0.3
Food — Wholesale/Distribution	0.2
Semiconductor Equipment	0.2
Containers — Paper/Plastic	0.2
Medical — Generic Drugs	0.2
Computers — Integrated Systems	0.2
Retail — Sporting Goods	0.2
Pharmacy Services	0.2
Airport Development/Maintenance	0.2
Oil Field Machinery & Equipment	0.2
Building Products — Wood	0.2
Electric — Distribution	0.2
Medical — Hospitals	0.2
Medical — Nursing Homes	0.2
Dialysis Centers	0.2
Travel Services	0.2
Medical — Wholesale Drug Distribution	0.2
Multimedia	0.2
Machinery — Farming	0.2
Footwear & Related Apparel	0.2
Retail — Hair Salons	0.2
Medical Information Systems	0.2
Machinery — Pumps	0.2
Building — Maintenance & Services	0.2
Tobacco	0.2
Metal — Iron	0.2
Electric — Generation	0.2
Retail — Appliances	0.2
Broadcast Services/Program	0.2
Chemicals — Fibers	0.1
Wireless Equipment	0.1
Telecom Equipment — Fiber Optics	0.1
Telephone — Integrated	0.1
Diversified Manufacturing Operations	0.1
Building & Construction Products — Misc.	0.1
Retail — Automobile	0.1
Medical Imaging Systems	0.1
E-Services/Consulting	0.1
Satellite Telecom	0.1
Investment Companies	0.1
Insurance — Reinsurance	0.1
Building — Heavy Construction	0.1
Housewares	0.1
Pipelines	0.1
Chemicals — Diversified	0.1
Textile — Apparel	0.1
Radio	0.1
Engines — Internal Combustion	0.1
Power Converter/Supply Equipment	0.1
Chemicals — Other	0.1
Internet Content — Entertainment	0.1
Appliances	0.1
Telecommunication Equipment	0.1
Lasers — System/Components	0.1
Toys	0.1
Communications Software	0.1
Diagnostic Kits	0.1
Television	0.1
Home Furnishings	0.1
Enterprise Software/Service	0.1
Retail — Home Furnishings	0.1

74

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Industry Allocation* (continued)

Food — Dairy Products	0.1%
Motion Pictures & Services	0.1
Machinery — Construction & Mining	0.1
Industrial Automated/Robotic	0.1
Advertising Agencies	0.1
Decision Support Software	0.1
Computer Graphics	0.1
Retail — Discount	0.1
Finance — Leasing Companies	0.1
Poultry	0.1
Electronic Measurement Instruments	0.1
Security Services	0.1

104.4%

*	Calculated as a percentage of net assets

75

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.3%
Advertising Agencies — 0.1%
MDC Partners, Inc., Class A†	45,300	$355,605

Aerospace/Defense - Equipment — 0.9%
AAR Corp.	21,800	928,244
Curtiss-Wright Corp.	13,000	1,754,740
Moog, Inc., Class A†	28,500	2,389,155

		5,072,139

Airlines — 0.3%
SkyWest, Inc.	33,300	1,824,840

Airport Development/Maintenance — 0.2%
Hudson, Ltd., Class A†	77,500	1,209,775

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	20,000	495,400

Applications Software — 0.5%
Progress Software Corp.	61,300	2,873,131

Auto-Truck Trailers — 0.7%
Wabash National Corp.#	168,500	3,681,725

Auto/Truck Parts & Equipment - Original — 1.3%
Cooper-Standard Holding, Inc.†	19,400	2,363,696
Dana, Inc.	71,500	1,899,755
Meritor, Inc.†	101,000	2,474,500
Modine Manufacturing Co.†	6,500	149,500

		6,887,451

Auto/Truck Parts & Equipment - Replacement — 0.4%
Douglas Dynamics, Inc.	43,600	1,940,200

B2B/E-Commerce — 0.0%
TechTarget, Inc.†	5,700	98,496

Banks - Commercial — 17.5%
1st Source Corp.	19,420	957,794
Allegiance Bancshares, Inc.†	5,200	198,380
American National Bankshares, Inc.	1,000	36,100
BancFirst Corp.	20,780	1,106,535
Bancorp, Inc.†	100,100	1,058,057
BancorpSouth Bank	60,500	1,905,750
Bank of Hawaii Corp.#	26,480	2,171,625
Bank of Marin Bancorp	600	39,690
Banner Corp.	4,500	248,760
Bryn Mawr Bank Corp.	5,000	217,750
Cadence BanCorp	7,300	200,166
Cathay General Bancorp, Class B	42,190	1,732,321
Central Pacific Financial Corp.	74,000	2,062,380
Central Valley Community Bancorp	8,000	156,000
Century Bancorp, Inc., Class A	1,318	101,222
Chemung Financial Corp.	1,000	42,720
Citizens & Northern Corp.	3,100	69,409
City Holding Co.	23,400	1,576,458
Columbia Banking System, Inc.	16,989	709,800
Community Bank System, Inc.#	21,980	1,171,754
Community Trust Bancorp, Inc.	26,718	1,162,233
Customers Bancorp, Inc.†	12,300	360,882
East West Bancorp, Inc.	8,973	588,180
Enterprise Financial Services Corp.	30,300	1,419,555
Farmers National Banc Corp.	14,800	199,800
FCB Financial Holdings, Inc., Class A†	39,800	2,135,270
Fidelity Southern Corp.	40,500	911,655
Financial Institutions, Inc.	35,000	1,074,500
First Bancorp, Inc.	14,300	495,209
First BanCorp./Puerto Rico†	464,900	2,803,347
First Business Financial Services, Inc.	9,000	216,450
First Citizens BancShares, Inc., Class A	2,240	911,904
First Commonwealth Financial Corp.	212,600	2,970,022

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
First Community Bancshares, Inc.	20,400	$553,860
First Financial Bancorp	28,498	775,146
First Financial Bankshares, Inc.#	12,260	563,960
First Financial Corp.	5,700	244,530
First Hawaiian, Inc.	23,900	664,181
First Horizon National Corp.	10,957	208,731
First Internet Bancorp	14,800	560,180
First Interstate BancSystem, Inc., Class A	28,737	1,135,111
First Merchants Corp.	28,000	1,157,240
First Midwest Bancorp, Inc.	14,700	356,034
Franklin Financial Network, Inc.†	6,000	186,300
Fulton Financial Corp.	110,700	2,003,670
Glacier Bancorp, Inc.	34,300	1,334,270
Great Southern Bancorp, Inc.	15,700	759,880
Great Western Bancorp, Inc.	16,900	691,041
Green Bancorp, Inc.†	38,100	830,580
Hancock Holding Co.	112,721	5,827,676
Hanmi Financial Corp.	69,200	2,114,060
Heartland Financial USA, Inc.	13,300	709,555
Heritage Commerce Corp.	8,800	138,864
Heritage Financial Corp.	39,439	1,173,310
Hilltop Holdings, Inc.	33,100	804,661
HomeStreet, Inc.†	10,600	304,220
Hope Bancorp, Inc.	137,327	2,480,126
IBERIABANK Corp.	35,600	2,876,480
Independent Bank Corp./Massachusetts	6,600	458,040
Independent Bank Corp./Michgan	31,600	722,060
Lakeland Financial Corp.	6,770	306,749
MainSource Financial Group, Inc.	23,000	868,710
MB Financial, Inc.	2,600	106,626
Mercantile Bank Corp.	3,100	102,610
Midland States Bancorp, Inc.	4,800	150,480
OFG Bancorp#	114,700	1,233,025
Old Line Bancshares, Inc.	1,500	47,445
Pacific Mercantile Bancorp†	7,800	64,350
PacWest Bancorp	33,035	1,722,445
Peoples Bancorp, Inc.	12,900	444,921
Pinnacle Financial Partners, Inc.	15,400	994,070
Preferred Bank	21,700	1,352,561
Premier Financial Bancorp, Inc.	2,440	42,993
Republic Bancorp, Inc., Class A	6,700	249,575
S&T Bancorp, Inc.	3,580	141,267
Sandy Spring Bancorp, Inc.	4,300	166,668
Shore Bancshares, Inc.	3,800	64,676
Sierra Bancorp	5,700	148,314
Simmons First National Corp., Class A	23,930	680,808
South State Corp.	2,970	257,499
Southside Bancshares, Inc.	12,579	420,139
State Bank Financial Corp.	9,300	269,142
Stock Yards Bancorp, Inc.	3,050	107,055
Texas Capital Bancshares, Inc.†#	8,400	757,680
Tompkins Financial Corp.	3,548	272,274
Towne Bank	3,200	91,360
TriCo Bancshares	35,500	1,325,925
TriState Capital Holdings, Inc.†	8,000	178,800
Triumph Bancorp, Inc.†	8,100	331,695
TrustCo Bank Corp.	38,500	327,250
Trustmark Corp.	62,500	1,952,500
UMB Financial Corp.	36,060	2,632,380
Umpqua Holdings Corp.	147,714	3,147,785
Union Bankshares Corp.	59,719	2,232,296
United Community Banks, Inc.	87,900	2,716,989
Valley National Bancorp#	12,216	152,334
Washington Trust Bancorp, Inc.	6,180	320,433
Webster Financial Corp.	18,100	987,898

76

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
West Bancorporation, Inc.	6,330	$153,819
Westamerica Bancorporation#	55,624	3,186,699
Wintrust Financial Corp.	40,600	3,431,106

		94,786,795

Banks - Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	6,800	99,280

Banks - Mortgage — 0.3%
Walker & Dunlop, Inc.	30,600	1,478,898

Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	51,701	579,051
TiVo Corp.	15,800	237,000

		816,051

Building & Construction Products - Misc. — 0.1%
Gibraltar Industries, Inc.†	3,880	134,636
Louisiana-Pacific Corp.	20,100	572,850

		707,486

Building & Construction - Misc. — 1.0%
EMCOR Group, Inc.	62,698	4,784,484
MYR Group, Inc.†	28,000	905,800

		5,690,284

Building Products - Doors & Windows — 0.0%
JELD-WEN Holding, Inc.†	2,900	90,364

Building Products - Wood — 0.2%
Boise Cascade Co.	8,300	334,490
Universal Forest Products, Inc.	24,300	800,442

		1,134,932

Building - Heavy Construction — 0.1%
Tutor Perini Corp.†	25,000	603,750

Building - Maintenance & Services — 0.2%
ABM Industries, Inc.	25,200	886,032

Building - Residential/Commercial — 1.4%
AV Homes, Inc.†#	4,800	80,640
Beazer Homes USA, Inc.†	155,900	2,450,748
Hovnanian Enterprises, Inc., Class A†	202,700	441,886
KB Home	137,500	3,815,625
MDC Holdings, Inc.	24,360	674,285

		7,463,184

Chemicals - Diversified — 0.1%
Innophos Holdings, Inc.	3,400	141,304
Olin Corp.	13,200	429,000

		570,304

Chemicals - Fibers — 0.1%
Rayonier Advanced Materials, Inc.#	39,000	794,430

Chemicals - Other — 0.1%
American Vanguard Corp.	26,700	520,650

Chemicals - Specialty — 0.3%
Chemours Co.	8,900	422,839
Minerals Technologies, Inc.	16,960	1,165,152
OMNOVA Solutions, Inc.†	4,900	49,490
Tronox, Ltd., Class A	12,000	219,360

		1,856,841

Circuit Boards — 0.3%
TTM Technologies, Inc.†	98,200	1,586,912

Security Description	Shares	Value (Note 2)

Coal — 1.1%
Arch Coal, Inc., Class A	8,800	$842,248
NACCO Industries, Inc., Class A	9,800	403,760
Peabody Energy Corp.	52,000	2,116,920
SunCoke Energy, Inc.†	141,900	1,515,492
Warrior Met Coal, Inc.#	40,800	1,273,368

		6,151,788

Commercial Services — 0.3%
RPX Corp.	173,200	1,737,196

Commercial Services - Finance — 0.7%
EVERTEC, Inc.	5,600	90,720
Green Dot Corp., Class A†	8,000	521,040
Travelport Worldwide, Ltd.	235,200	3,351,600

		3,963,360

Communications Software — 0.1%
Ribbon Communications, Inc.†	69,000	447,120

Computer Aided Design — 0.0%
Aspen Technology, Inc.†	700	54,096

Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	13,200	318,120

Computer Services — 1.4%
Convergys Corp.	15,500	359,755
Engility Holdings, Inc.†	14,300	390,533
Insight Enterprises, Inc.†	70,000	2,445,100
Sykes Enterprises, Inc.†	31,200	906,672
Unisys Corp.†#	252,700	2,830,240
Virtusa Corp.†	14,100	672,852

		7,605,152

Computers - Integrated Systems — 0.2%
NetScout Systems, Inc.†	46,900	1,245,195

Consulting Services — 1.3%
CRA International, Inc.	10,000	499,900
FTI Consulting, Inc.†	63,500	3,028,315
Huron Consulting Group, Inc.†	35,500	1,242,500
ICF International, Inc.†	6,800	387,600
Vectrus, Inc.†	60,400	1,648,316

		6,806,631

Consumer Products - Misc. — 0.6%
Central Garden & Pet Co., Class A†	80,760	2,926,742
Helen of Troy, Ltd.†	4,500	405,225

		3,331,967

Containers - Paper/Plastic — 0.2%
Berry Global Group, Inc.†	2,200	119,680
Graphic Packaging Holding Co.	59,210	906,505
KapStone Paper and Packaging Corp.	7,900	275,631

		1,301,816

Data Processing/Management — 0.4%
Fair Isaac Corp.	11,220	1,906,727

Decision Support Software — 0.1%
QAD, Inc., Class A	7,800	351,000

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	30,600	426,870

Dialysis Centers — 0.2%
American Renal Associates Holdings, Inc.†	54,400	1,078,208

Distribution/Wholesale — 0.5%
Anixter International, Inc.†	2,300	173,765
Essendant, Inc.	65,500	520,070

77

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Distribution/Wholesale (continued)
Titan Machinery, Inc.†	80,500	$1,605,170
Veritiv Corp.†	10,900	264,325

		2,563,330

Diversified Manufacturing Operations — 0.1%
Harsco Corp.†	35,400	716,850

E-Services/Consulting — 0.1%
Perficient, Inc.†	34,900	679,503

Electric Products - Misc. — 0.0%
Graham Corp.	4,100	82,861

Electric - Distribution — 0.2%
Genie Energy, Ltd., Class B	28,200	125,490
Spark Energy, Inc., Class A#	50,800	472,440
Unitil Corp.	12,600	529,704

		1,127,634

Electric - Generation — 0.2%
Atlantic Power Corp.†	395,200	829,920

Electric - Integrated — 2.2%
Avista Corp.#	40,080	1,917,026
El Paso Electric Co.	52,800	2,566,080
IDACORP, Inc.	16,100	1,304,905
MGE Energy, Inc.	5,100	267,750
NorthWestern Corp.	32,518	1,661,020
PNM Resources, Inc.	1,700	59,840
Portland General Electric Co.	97,400	3,869,702
Westar Energy, Inc.	9,200	448,316

		12,094,639

Electronic Components - Misc. — 2.2%
Bel Fuse, Inc., Class B	32,600	563,980
Benchmark Electronics, Inc.†	165,921	4,977,630
Kimball Electronics, Inc.†	26,900	466,715
Plexus Corp.†	6,400	386,048
Sanmina Corp.†	29,800	820,990
Stoneridge, Inc.†	64,100	1,394,816
Vishay Intertechnology, Inc.#	149,900	2,758,160
Vishay Precision Group, Inc.†	13,200	395,340

		11,763,679

Electronic Components - Semiconductors — 0.8%
Alpha & Omega Semiconductor, Ltd.†	63,600	977,532
Amkor Technology, Inc.†	233,500	2,346,675
SMART Global Holdings, Inc.†#	18,000	624,960
Xperi Corp.	11,000	242,550

		4,191,717

Electronic Measurement Instruments — 0.1%
Fitbit, Inc., Class A†#	61,700	294,926

Electronic Parts Distribution — 0.8%
Tech Data Corp.†#	44,100	4,557,294

Energy - Alternate Sources — 1.0%
First Solar, Inc.†	5,900	370,815
FutureFuel Corp.	44,600	534,754
Pacific Ethanol, Inc.†	128,833	528,215
Pattern Energy Group, Inc., Class A#	44,700	830,079
Renewable Energy Group, Inc.†#	60,900	675,990
REX American Resources Corp.†	27,500	2,219,800

		5,159,653

Engineering/R&D Services — 0.8%
Argan, Inc.	5,800	231,710

Security Description	Shares	Value (Note 2)

Engineering/R&D Services (continued)
KBR, Inc.	153,500	$2,323,990
VSE Corp.	32,200	1,561,700

		4,117,400

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.	24,700	555,256

Enterprise Software/Service — 0.1%
Verint Systems, Inc.†	10,700	416,230

Entertainment Software — 0.3%
Take-Two Interactive Software, Inc.†	15,000	1,678,050

Finance - Consumer Loans — 0.3%
Enova International, Inc.†	19,500	429,000
Nelnet, Inc., Class A	14,700	813,498
Regional Management Corp.†	5,400	161,568

		1,404,066

Finance - Investment Banker/Broker — 0.6%
Houlihan Lokey, Inc.	5,100	236,742
Oppenheimer Holdings, Inc., Class A	11,300	300,015
Piper Jaffray Cos.	13,200	1,102,200
Stifel Financial Corp.	24,000	1,532,880

		3,171,837

Finance - Leasing Companies — 0.1%
Marlin Business Services Corp.	12,000	309,600

Finance - Mortgage Loan/Banker — 0.3%
Arlington Asset Investment Corp., Class A#	7,000	75,740
Nationstar Mtg. Holdings, Inc.†#	25,700	439,984
PennyMac Financial Services, Inc., Class A†	43,000	1,001,900

		1,517,624

Finance - Other Services — 0.1%
BGC Partners, Inc., Class A	41,100	543,342

Financial Guarantee Insurance — 0.8%
MBIA, Inc.†#	209,700	1,675,503
MGIC Investment Corp.†	125,800	1,734,782
Radian Group, Inc.	36,700	753,084

		4,163,369

Food - Dairy Products — 0.1%
Dean Foods Co.	47,400	410,958

Food - Misc./Diversified — 0.4%
Darling Ingredients, Inc.†	85,000	1,546,150
Snyder’s-Lance, Inc.	10,500	523,740

		2,069,890

Food - Wholesale/Distribution — 0.2%
Fresh Del Monte Produce, Inc.	6,900	322,092
SpartanNash Co.	56,800	952,536
United Natural Foods, Inc.†	1,200	51,204

		1,325,832

Footwear & Related Apparel — 0.2%
Deckers Outdoor Corp.†	10,400	983,632
Weyco Group, Inc.	1,100	33,473

		1,017,105

Gambling (Non-Hotel) — 0.6%
Pinnacle Entertainment, Inc.†	112,300	3,388,091

Gas - Distribution — 1.6%
New Jersey Resources Corp.	31,900	1,215,390
Northwest Natural Gas Co.	36,100	1,882,615
Southwest Gas Holdings, Inc.	44,040	2,901,355

78

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Gas - Distribution (continued)
Spire, Inc.	28,700	$1,945,860
WGL Holdings, Inc.	6,000	499,560

		8,444,780

Home Furnishings — 0.1%
Hooker Furniture Corp.	11,200	418,320

Housewares — 0.1%
Libbey, Inc.	20,500	128,535
Lifetime Brands, Inc.	33,500	467,325

		595,860

Human Resources — 1.1%
Barrett Business Services, Inc.	18,100	1,344,649
Cross Country Healthcare, Inc.†	32,200	416,990
Kelly Services, Inc., Class A	34,000	1,002,660
Korn/Ferry International	25,200	1,056,132
TrueBlue, Inc.†	88,400	2,404,480

		6,224,911

Independent Power Producers — 1.0%
Dynegy, Inc.†	289,900	3,545,477
NRG Yield, Inc., Class C	18,500	289,525
Ormat Technologies, Inc.#	21,500	1,345,470

		5,180,472

Industrial Automated/Robotic — 0.1%
Hurco Cos., Inc.	8,900	372,465

Insurance - Life/Health — 2.0%
American Equity Investment Life Holding Co.	88,100	2,696,741
CNO Financial Group, Inc.	234,409	5,283,579
Primerica, Inc.	30,700	2,993,250

		10,973,570

Insurance - Multi-line — 0.3%
Horace Mann Educators Corp.	31,080	1,278,942
United Fire Group, Inc.	2,300	102,304

		1,381,246

Insurance - Property/Casualty — 1.4%
Atlas Financial Holdings, Inc.†	6,800	119,340
Federated National Holding Co.	13,000	200,850
First American Financial Corp.	18,400	1,067,752
Global Indemnity, Ltd.†#	1,900	70,300
Hallmark Financial Services, Inc.†	11,800	115,994
Heritage Insurance Holdings, Inc.#	83,300	1,389,444
Infinity Property & Casualty Corp.	1,400	165,130
Kinsale Capital Group, Inc.#	7,700	377,300
Navigators Group, Inc.	9,400	506,660
ProAssurance Corp.	21,180	1,012,404
Selective Insurance Group, Inc.	12,200	693,570
Stewart Information Services Corp.	19,400	778,522
Third Point Reinsurance, Ltd.†	63,500	882,650
Universal Insurance Holdings, Inc.	14,900	436,570

		7,816,486

Insurance - Reinsurance — 0.1%
Argo Group International Holdings, Ltd.	10,500	611,625

Internet Content - Entertainment — 0.1%
Limelight Networks, Inc.†	125,300	506,212

Investment Companies — 0.1%
Cannae Holdings, Inc.†	36,400	669,032

Investment Management/Advisor Services — 0.4%
Associated Capital Group, Inc., Class A#	1,800	62,100
GAMCO Investors, Inc., Class A	3,100	83,080

Security Description	Shares	Value (Note 2)

Investment Management/Advisor Services (continued)
OM Asset Management PLC	21,700	$332,661
Virtus Investment Partners, Inc.#	12,200	1,501,210

		1,979,051

Lasers - System/Components — 0.1%
Electro Scientific Industries, Inc.†	26,100	467,973

Machinery - Construction & Mining — 0.1%
Hyster-Yale Materials Handling, Inc.	5,400	384,426

Machinery - Farming — 0.2%
AGCO Corp.	15,360	1,022,976

Machinery - General Industrial — 0.7%
Applied Industrial Technologies, Inc.	1,400	98,560
DXP Enterprises, Inc.†	35,900	1,067,666
Kadant, Inc.	25,800	2,461,320

		3,627,546

Machinery - Pumps — 0.2%
SPX FLOW, Inc.†	18,200	887,432

Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	45,000	688,500

Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	68,600	951,482

Medical Instruments — 0.4%
AngioDynamics, Inc.†	42,800	697,212
Halyard Health, Inc.†	26,800	1,323,384

		2,020,596

Medical Products — 0.8%
Haemonetics Corp.†	23,500	1,666,150
Integer Holdings Corp.†	2,000	102,100
Invacare Corp.	67,000	1,152,400
Wright Medical Group NV†#	69,500	1,414,325

		4,334,975

Medical - Biomedical/Gene — 2.5%
Abeona Therapeutics, Inc.†#	34,600	479,210
Acceleron Pharma, Inc.†#	13,200	553,476
Acorda Therapeutics, Inc.†	36,100	857,375
AMAG Pharmaceuticals, Inc.†#	84,800	1,785,040
Ardelyx, Inc.†	75,800	407,425
Arsanis, Inc.†#	26,617	392,601
Celldex Therapeutics, Inc.†	159,300	358,425
Corvus Pharmaceuticals, Inc.†#	35,800	293,202
Deciphera Pharmaceuticals, Inc.†#	36,800	920,736
Dermira, Inc.†#	21,600	555,336
Five Prime Therapeutics, Inc.†	37,800	803,628
Idera Pharmaceuticals, Inc.†#	295,800	523,566
Iovance Biotherapeutics, Inc.†#	70,600	1,224,910
Karyopharm Therapeutics, Inc.†	44,400	655,788
Lexicon Pharmaceuticals, Inc.†#	14,700	126,861
MacroGenics, Inc.†#	1,900	47,671
Medicines Co.†#	23,300	713,446
Myriad Genetics, Inc.†	3,700	119,954
Radius Health, Inc.†#	8,200	312,338
Retrophin, Inc.†#	18,800	470,376
Rigel Pharmaceuticals, Inc.†	163,500	614,760
Sage Therapeutics, Inc.†#	1,800	290,448
Syndax Pharmaceuticals, Inc.†#	40,520	366,301
Tocagen, Inc.†	61,800	673,620
Ultragenyx Pharmaceutical, Inc.†#	1,800	86,058
Versartis, Inc.†#	35,700	57,120

		13,689,671

79

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs — 1.2%
Adamas Pharmaceuticals, Inc.†#	22,600	$552,570
Enanta Pharmaceuticals, Inc.†	10,600	833,372
Immune Design Corp.†#	136,500	395,850
Intra-Cellular Therapies, Inc.†	51,100	989,807
Kala Pharmaceuticals, Inc.†#	27,600	387,780
Lannett Co., Inc.†#	34,400	550,400
Minerva Neurosciences, Inc.†#	98,200	515,550
MyoKardia, Inc.†	14,300	832,260
Protagonist Therapeutics, Inc.†	27,400	464,430
Vanda Pharmaceuticals, Inc.†	8,300	156,455
Zogenix, Inc.†	14,300	606,320

		6,284,794

Medical - Generic Drugs — 0.2%
Amphastar Pharmaceuticals, Inc.†	21,900	402,084
Momenta Pharmaceuticals, Inc.†#	50,900	867,845

		1,269,929

Medical - HMO — 0.7%
Magellan Health, Inc.†	5,700	575,130
Molina Healthcare, Inc.†#	18,100	1,308,630
Tivity Health, Inc.†#	13,500	520,425
Triple - S Management Corp., Class B†	19,900	483,570
WellCare Health Plans, Inc.†	5,100	988,941

		3,876,696

Medical - Hospitals — 0.2%
Community Health Systems, Inc.†#	218,100	1,116,672

Medical - Nursing Homes — 0.2%
Kindred Healthcare, Inc.	118,800	1,092,960

Medical - Wholesale Drug Distribution — 0.2%
Owens & Minor, Inc.	64,700	1,061,727

Metal Processors & Fabrication — 0.4%
Global Brass & Copper Holdings, Inc.	64,200	1,816,860
LB Foster Co., Class A†	6,900	180,435

		1,997,295

Metal Products - Distribution — 0.3%
Worthington Industries, Inc.	37,740	1,669,618

Metal - Aluminum — 0.3%
Kaiser Aluminum Corp.	17,500	1,756,475

Metal - Iron — 0.2%
Cleveland-Cliffs, Inc.†#	124,100	872,423

Miscellaneous Manufacturing — 0.0%
FreightCar America, Inc.	6,000	88,740

Motion Pictures & Services — 0.1%
Eros International PLC†#	30,600	403,920

Multimedia — 0.2%
E.W. Scripps Co., Class A	75,500	1,039,635

Networking Products — 0.6%
Extreme Networks, Inc.†	131,700	1,502,697
Infinera Corp.†#	120,369	1,197,672
NETGEAR, Inc.†	10,000	557,500

		3,257,869

Office Furnishings - Original — 0.0%
Kimball International, Inc., Class B	9,200	151,156

Office Supplies & Forms — 1.0%
ACCO Brands Corp.	410,400	5,191,560

Security Description	Shares	Value (Note 2)

Oil & Gas Drilling — 0.7%
Noble Corp. PLC†#	368,500	$1,429,780
Parker Drilling Co.†	49,800	44,820
Rowan Cos. PLC, Class A†#	191,175	2,324,688

		3,799,288

Oil Companies - Exploration & Production — 1.5%
Abraxas Petroleum Corp.†	378,900	814,635
Bill Barrett Corp.†	276,600	1,252,998
Denbury Resources, Inc.†#	976,000	2,137,440
Eclipse Resources Corp.†	103,500	166,635
EP Energy Corp., Class A†#	358,928	541,981
Midstates Petroleum Co., Inc.†	13,900	187,372
Sanchez Energy Corp.†#	63,000	184,590
SRC Energy, Inc.†	42,000	372,540
Unit Corp.†	50,000	958,000
W&T Offshore, Inc.†	408,100	1,587,509

		8,203,700

Oil Field Machinery & Equipment — 0.2%
Exterran Corp.†	37,200	962,364
Natural Gas Services Group, Inc.†	7,200	179,280

		1,141,644

Oil Refining & Marketing — 0.9%
Delek US Holdings, Inc.	140,400	4,790,448
Par Pacific Holdings, Inc.†	10,900	185,518

		4,975,966

Oil - Field Services — 1.4%
Archrock, Inc.	141,400	1,343,300
FTS International, Inc.†	43,900	892,048
Mammoth Energy Services, Inc.†#	2,500	65,450
McDermott International, Inc.†	196,300	1,432,990
MRC Global, Inc.†	191,700	3,168,801
NOW, Inc.†#	98,500	934,765

		7,837,354

Paper & Related Products — 1.0%
Domtar Corp.	15,940	713,474
Schweitzer - Mauduit International, Inc.	80,200	3,144,642
Verso Corp., Class A†	97,600	1,711,904

		5,570,020

Pharmacy Services — 0.2%
Diplomat Pharmacy, Inc.†#	59,100	1,231,644

Pipelines — 0.1%
SemGroup Corp., Class A#	26,800	594,960

Pollution Control — 0.0%
CECO Environmental Corp.	10,400	42,744

Poultry — 0.1%
Sanderson Farms, Inc.#	2,400	295,560

Power Converter/Supply Equipment — 0.1%
Powell Industries, Inc.	19,700	524,611

Printing - Commercial — 0.7%
ARC Document Solutions, Inc.†	136,493	290,730
Ennis, Inc.	13,500	263,250
LSC Communications, Inc.	1,100	16,016
Quad/Graphics, Inc.	112,900	2,979,431
RR Donnelley & Sons Co.#	2,900	21,866

		3,571,293

Publishing - Books — 0.0%
Houghton Mifflin Harcourt Co.†	31,300	212,840

80

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Publishing - Newspapers — 0.6%
Gannett Co., Inc.	215,200	$2,160,608
tronc, Inc.†	63,492	1,214,602

		3,375,210

Racetracks — 0.4%
Penn National Gaming, Inc.†	82,800	2,203,308
Speedway Motorsports, Inc.	6,600	129,558

		2,332,866

Radio — 0.1%
Entercom Communications Corp., Class A#	20,900	206,910
Salem Media Group, Inc.	26,400	109,560
Townsquare Media, Inc., Class A†	35,600	247,776

		564,246

Real Estate Investment Trusts — 10.0%
AG Mtg. Investment Trust, Inc.	20,200	330,472
Alexander & Baldwin, Inc.	32,175	707,528
American Assets Trust, Inc.	17,500	555,100
Apartment Investment & Management Co., Class A	31,779	1,228,576
Armada Hoffler Properties, Inc.	50,500	660,540
Ashford Hospitality Prime, Inc.	47,600	409,360
Ashford Hospitality Trust, Inc.	399,080	2,198,931
Capstead Mtg. Corp.	224,600	1,875,410
CBL & Associates Properties, Inc.#	58,340	270,114
Cedar Realty Trust, Inc.	62,400	247,728
Cherry Hill Mtg. Investment Corp.	29,700	478,764
Chesapeake Lodging Trust	15,400	398,244
CorEnergy Infrastructure Trust, Inc.	14,400	516,528
CoreSite Realty Corp.	19,300	1,811,305
Cousins Properties, Inc.	112,960	942,086
CYS Investments, Inc.	243,138	1,536,632
DCT Industrial Trust, Inc.	58,060	3,213,621
DiamondRock Hospitality Co.	262,934	2,702,962
Dynex Capital, Inc.	33,200	199,864
EastGroup Properties, Inc.	1,600	129,648
Ellington Residential Mortgage REIT	31,200	330,720
EPR Properties	10,700	616,641
First Industrial Realty Trust, Inc.	57,818	1,620,639
Franklin Street Properties Corp.#	11,800	95,462
GEO Group, Inc.	81,650	1,739,145
Getty Realty Corp.	63,746	1,504,406
Gladstone Commercial Corp.	11,800	199,538
Government Properties Income Trust#	73,600	1,009,792
Hersha Hospitality Trust	11,000	184,800
Highwoods Properties, Inc.	16,200	696,762
Hospitality Properties Trust	25,640	652,282
Hudson Pacific Properties, Inc.	7,500	236,775
InfraREIT, Inc.	91,600	1,707,424
Invesco Mtg. Capital, Inc.	116,100	1,784,457
Investors Real Estate Trust	61,500	285,975
Invitation Homes, Inc.	4,638	100,877
Kite Realty Group Trust	44,700	676,758
LaSalle Hotel Properties	12,778	313,444
LTC Properties, Inc.	15,920	588,244
Mack - Cali Realty Corp.	20,500	346,245
NexPoint Residential Trust, Inc.	12,177	293,587
Pebblebrook Hotel Trust#	32,500	1,105,325
Pennsylvania Real Estate Investment Trust#	87,880	917,467
PotlatchDeltic Corp.	29,600	1,514,040
Preferred Apartment Communities, Inc., Class A#	121,700	1,695,281
PS Business Parks, Inc.	10,400	1,152,944
Ramco-Gershenson Properties Trust	26,100	307,458
Redwood Trust, Inc.	79,100	1,158,815

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Retail Opportunity Investments Corp.#	52,800	$906,048
Rexford Industrial Realty, Inc.	21,900	591,300
RLJ Lodging Trust	103,226	2,044,907
Saul Centers, Inc.	1,900	92,967
Summit Hotel Properties, Inc.	61,200	806,004
Sun Communities, Inc.	5,100	446,556
Sunstone Hotel Investors, Inc.	154,572	2,230,474
Taubman Centers, Inc.	2,200	128,612
Urstadt Biddle Properties, Inc., Class A	24,200	423,984
Washington Prime Group, Inc.#	105,553	691,372
Washington Real Estate Investment Trust	1,500	37,920
Xenia Hotels & Resorts, Inc.	113,700	2,236,479

		53,885,339

Real Estate Operations & Development — 0.0%
St. Joe Co.†#	6,900	121,440

Rental Auto/Equipment — 0.4%
Aaron’s, Inc.	40,900	1,889,989
CAI International, Inc.†	13,100	264,620

		2,154,609

Retail - Apparel/Shoe — 1.4%
American Eagle Outfitters, Inc.	36,700	707,209
Caleres, Inc.	18,400	515,384
Chico’s FAS, Inc.	30,300	304,212
Children’s Place, Inc.#	26,650	3,792,295
Tailored Brands, Inc.#	103,900	2,432,299

		7,751,399

Retail - Appliances — 0.2%
Conn’s, Inc.†#	25,100	820,770

Retail - Automobile — 0.1%
Group 1 Automotive, Inc.	10,200	702,168

Retail - Discount — 0.1%
Citi Trends, Inc.	14,100	312,456

Retail - Hair Salons — 0.2%
Regis Corp.†	61,200	984,708

Retail - Home Furnishings — 0.1%
Pier 1 Imports, Inc.	133,900	415,090

Retail - Jewelry — 0.4%
Movado Group, Inc.	62,900	1,949,900

Retail - Office Supplies — 0.3%
Office Depot, Inc.	662,100	1,741,323

Retail - Pawn Shops — 0.4%
EZCORP, Inc., Class A†	117,900	1,532,700
FirstCash, Inc.	11,600	854,920

		2,387,620

Retail - Petroleum Products — 0.0%
World Fuel Services Corp.	3,600	82,260

Retail - Regional Department Stores — 0.6%
Dillard’s, Inc., Class A#	43,090	3,513,990

Retail - Restaurants — 0.3%
Brinker International, Inc.#	22,200	764,346
Ruth’s Hospitality Group, Inc.	44,072	1,081,968

		1,846,314

Retail - Sporting Goods — 0.2%
Hibbett Sports, Inc.†#	48,200	1,241,150

81

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Rubber/Plastic Products — 0.6%
Myers Industries, Inc.	8,858	$167,859
Trinseo SA	38,000	3,024,800

		3,192,659

Satellite Telecom — 0.1%
Intelsat SA†	140,100	678,084

Savings & Loans/Thrifts — 3.1%
BankFinancial Corp.	14,400	230,832
Beneficial Bancorp, Inc.	184,758	2,771,370
Berkshire Hills Bancorp, Inc.	3,600	132,300
Charter Financial Corp.	53,000	1,052,050
Dime Community Bancshares, Inc.	24,000	432,000
First Defiance Financial Corp.	10,400	553,384
Flagstar Bancorp, Inc.†	14,400	507,744
Flushing Financial Corp.	30,500	814,350
HomeTrust Bancshares, Inc.†	5,000	129,750
Investors Bancorp, Inc.	157,600	2,127,600
Meridian Bancorp, Inc.	50,200	1,006,510
Meta Financial Group, Inc.	10,600	1,138,440
Northfield Bancorp, Inc.	102,800	1,595,456
Oritani Financial Corp.	4,400	68,640
Provident Financial Holdings, Inc.	6,900	125,718
Sterling Bancorp	49,200	1,143,900
Territorial Bancorp, Inc.	2,500	74,675
United Community Financial Corp.	19,600	181,104
United Financial Bancorp, Inc.	15,600	243,360
Washington Federal, Inc.	56,900	1,974,430
Waterstone Financial, Inc.	14,300	245,960
WSFS Financial Corp.	4,774	227,720

		16,777,293

Schools — 0.3%
American Public Education, Inc.†	11,100	341,325
K12, Inc.†	71,900	1,073,467

		1,414,792

Security Services — 0.1%
Ascent Capital Group, Inc., Class A†	41,900	284,920

Semiconductor Components - Integrated Circuits — 0.4%
Cypress Semiconductor Corp.#	118,622	2,072,326

Semiconductor Equipment — 0.2%
Nanometrics, Inc.†	22,200	585,858
Photronics, Inc.†	36,400	283,920
Xcerra Corp.†	45,500	455,000

		1,324,778

Steel - Producers — 0.7%
AK Steel Holding Corp.†#	135,900	701,244
Carpenter Technology Corp.#	33,200	1,691,208
Commercial Metals Co.	25,500	619,650
Ryerson Holding Corp.†	2,200	22,220
Schnitzer Steel Industries, Inc., Class A	27,200	924,800

		3,959,122

Telecom Equipment - Fiber Optics — 0.1%
Finisar Corp.†#	31,400	565,200
Oclaro, Inc.†	23,200	166,344

		731,544

Telecom Services — 0.3%
Consolidated Communications Holdings, Inc.#	113,300	1,309,748
HC2 Holdings, Inc.†	105,500	523,280

		1,833,028

Security Description	Shares	Value (Note 2)

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	11,200	$175,280
Comtech Telecommunications Corp.	14,400	318,240

		493,520

Telephone - Integrated — 0.1%
IDT Corp., Class B	24,000	289,920
Windstream Holdings, Inc.	270,400	427,232

		717,152

Television — 0.1%
Gray Television, Inc.†	19,100	263,580
Sinclair Broadcast Group, Inc., Class A#	4,800	162,240

		425,820

Textile - Apparel — 0.1%
Perry Ellis International, Inc.†	21,300	568,071

Tobacco — 0.2%
Universal Corp.	18,000	884,700

Toys — 0.1%
Funko, Inc., Class A†	63,000	464,940

Transport - Marine — 0.3%
Costamare, Inc.	229,898	1,331,109
Ship Finance International, Ltd.#	18,700	270,215

		1,601,324

Transport - Truck — 1.2%
ArcBest Corp.	121,720	4,028,932
Covenant Transportation Group, Inc., Class A†	12,000	309,840
Roadrunner Transportation Systems, Inc.†	53,500	204,905
Schneider National, Inc., Class B#	10,200	263,772
YRC Worldwide, Inc.†	168,300	1,467,576

		6,275,025

Travel Services — 0.2%
Liberty TripAdvisor Holdings, Inc., Class A†	102,400	1,064,960

Water — 0.4%
American States Water Co.	22,900	1,216,448
Artesian Resources Corp., Class A	2,000	66,180
California Water Service Group	17,960	681,582
Consolidated Water Co., Ltd.	17,400	218,370

		2,182,580

Wireless Equipment — 0.1%
InterDigital, Inc.	10,900	782,620

Total Common Stocks
(cost $451,885,044)		526,695,673

WARRANTS — 0.0%
Finance other services—0.0%
Emergent Capital, Inc. Expires 10/01/2019 (strike price $10.75)
(cost $0)†(4)	994	0

Total Long-Term Investment Securities
(cost $451,885,044)		526,695,673

SHORT-TERM INVESTMENT SECURITIES — 4.3%
Registered Investment Companies — 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(3)
(cost $23,377,410)	23,377,410	23,377,410

82

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount of $14,980,083 collateralized by $15,740,000 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $15,280,959 (cost $14,980,000)	$14,980,000	$14,980,000

TOTAL INVESTMENTS
(cost $490,242,454)(2)	104.4%	565,053,083
Liabilities in excess of other assets	(4.4)	(23,908,756)

NET ASSETS	100.0%	$541,144,327

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At February 28, 2018, the Fund had loaned securities with a total value of $73,013,359. This was secured by collateral of $23,377,410, which was received in cash and subsequently invested in short-term investments currently valued at $23,377,410 as reported in the Portfolio of Investments. Additional collateral of $53,956,171 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled secutities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$7,582,371
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	2,721,714
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	2,814,122
United States Treasury Bills	0.00%	03/22/2018 to 11/08/2018	5,475,083
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/31/2018 to 08/15/2047	35,362,881

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of February 28, 2018
(4)	Illiquid security. At February 28, 2018, the aggregate value of these secutities was $0 representing 0.0% of net assets.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
176	Long	Russell 2000 E-Mini Index	March 2018	$13,646,922	$13,298,560	($348,362)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$526,695,673	$—	$—	$526,695,673
Warrants	—	0	—	0
Short-Term Investment Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	23,377,410	—	—	23,377,410
Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	—	14,980,000	—	14,980,000

Total Investments at Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	$550,073,083	$14,980,000	$—	$565,053,083

LIABILITIES:
Other Financial Instruments:+
Futures Contracts . . . . . . . . . . . . . . . . . . . .	$348,362	$—	$—	$348,362

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

83

VALIC Company II Socially Responsible Fund

PORTFOLIO PROFILE — February 28, 2018 (unaudited)

Industry Allocation*

Banks — Super Regional	4.9%
Real Estate Investment Trusts	4.8
Applications Software	4.6
Electronic Components — Semiconductors	4.2
Finance — Credit Card	4.2
Web Portals/ISP	3.8
Medical — Biomedical/Gene	3.5
Diagnostic Equipment	2.9
Oil Companies — Exploration & Production	2.8
Internet Content — Entertainment	2.6
Insurance — Reinsurance	2.6
Beverages — Non-alcoholic	2.5
Cosmetics & Toiletries	2.2
Repurchase Agreements	2.2
Medical Products	2.2
Insurance — Multi-line	2.1
Computer Services	2.1
Medical — Drugs	2.0
Banks — Commercial	1.7
Commercial Services — Finance	1.6
Networking Products	1.6
Enterprise Software/Service	1.5
Multimedia	1.4
Transport — Rail	1.4
Diversified Manufacturing Operations	1.3
Investment Management/Advisor Services	1.2
Retail — Restaurants	1.2
Electric — Integrated	1.1
Cable/Satellite TV	1.1
Insurance — Life/Health	1.1
Semiconductor Components — Integrated Circuits	1.0
Food — Misc./Diversified	0.9
Machinery — Construction & Mining	0.9
Non-Hazardous Waste Disposal	0.8
Retail — Major Department Stores	0.8
Transport — Services	0.8
Oil — Field Services	0.8
Electric — Distribution	0.8
Commercial Services	0.8
Electronic Forms	0.8
Banks — Fiduciary	0.8
Finance — Other Services	0.8
Retail — Apparel/Shoe	0.7
Retail — Building Products	0.7
Semiconductor Equipment	0.6
Airlines	0.6
E-Commerce/Services	0.6
Data Processing/Management	0.6
Machinery — Farming	0.6
Electric Products — Misc.	0.5
Retail — Drug Store	0.5
Computers	0.5
Auto — Cars/Light Trucks	0.4
Finance — Investment Banker/Broker	0.4
Pipelines	0.4
Medical — HMO	0.4
Electronic Components — Misc.	0.4
Building Products — Air & Heating	0.3
Electronic Measurement Instruments	0.3
Insurance — Property/Casualty	0.3
Chemicals — Diversified	0.3
Food — Retail	0.3
U.S. Government Treasuries	0.3
Entertainment Software	0.3
Dental Supplies & Equipment	0.3
Paper & Related Products	0.3
Insurance Brokers	0.3
Computers — Memory Devices	0.3
Auto — Heavy Duty Trucks	0.2

Medical Instruments	0.2
Industrial Automated/Robotic	0.2
Retail — Regional Department Stores	0.2
Diversified Operations	0.2
Medical — Hospitals	0.2
Apparel Manufacturers	0.2
Medical Labs & Testing Services	0.2
Oil Field Machinery & Equipment	0.2
Telephone — Integrated	0.2
Engines — Internal Combustion	0.2
Retail — Discount	0.2
Auto/Truck Parts & Equipment — Original	0.2
Tools — Hand Held	0.2
Finance — Consumer Loans	0.2
Advertising Agencies	0.2
Hotels/Motels	0.2
Industrial Gases	0.2
Agricultural Chemicals	0.2
Textile — Home Furnishings	0.1
Consumer Products — Misc.	0.1
Building Products — Cement	0.1
Retail — Auto Parts	0.1
Home Decoration Products	0.1
Steel — Producers	0.1
Television	0.1
Medical Information Systems	0.1
Aerospace/Defense	0.1
Electronic Connectors	0.1
Oil Refining & Marketing	0.1
Gas — Distribution	0.1
Distribution/Wholesale	0.1
Independent Power Producers	0.1
E-Commerce/Products	0.1
Water	0.1
Appliances	0.1
Medical — Generic Drugs	0.1
Wireless Equipment	0.1
Containers — Paper/Plastic	0.1
Computer Aided Design	0.1
Food — Confectionery	0.1
Retail — Consumer Electronics	0.1
Office Automation & Equipment	0.1
Retail — Perfume & Cosmetics	0.1
Building Products — Wood	0.1

100.0%

*	Calculated as a percentage of net assets

84

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.5%
Advertising Agencies — 0.2%
Omnicom Group, Inc.#	17,654	$1,345,764

Aerospace/Defense — 0.1%
TransDigm Group, Inc.#	3,219	928,070

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	15,780	650,767
Mosaic Co.	22,701	597,490

		1,248,257

Airlines — 0.6%
American Airlines Group, Inc.#	22,156	1,201,963
Delta Air Lines, Inc.	25,882	1,395,040
Southwest Airlines Co.	28,427	1,644,217
United Continental Holdings, Inc.†	7,225	489,783

		4,731,003

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.#	38,249	742,031
Michael Kors Holdings, Ltd.†	3,967	249,643
Ralph Lauren Corp.	4,915	520,204
Under Armour, Inc., Class C†#	18,930	284,896

		1,796,774

Appliances — 0.1%
Whirlpool Corp.	4,020	652,969

Applications Software — 4.6%
Intuit, Inc.	11,549	1,927,066
Microsoft Corp.	332,127	31,143,549
Red Hat, Inc.†	1,210	178,354
salesforce.com, Inc.†	28,397	3,301,151

		36,550,120

Auto - Cars/Light Trucks — 0.4%
Ford Motor Co.	315,203	3,344,304

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	27,275	1,952,617

Auto/Truck Parts & Equipment - Original — 0.2%
Aptiv PLC	14,263	1,302,640
Delphi Technologies PLC	4,754	227,003

		1,529,643

Banks - Commercial — 1.7%
BB&T Corp.	126,664	6,884,188
M&T Bank Corp.	27,750	5,268,060
Regions Financial Corp.	68,927	1,337,873

		13,490,121

Banks - Fiduciary — 0.8%
Bank of New York Mellon Corp.	52,495	2,993,790
Citizens Financial Group, Inc.	26,503	1,152,615
Northern Trust Corp.	17,400	1,842,138

		5,988,543

Banks - Super Regional — 4.9%
Capital One Financial Corp.	56,655	5,548,224
Comerica, Inc.	13,291	1,292,151
Fifth Third Bancorp	111,890	3,697,964
Huntington Bancshares, Inc.	39,535	620,700
KeyCorp	47,778	1,009,549
PNC Financial Services Group, Inc.	72,817	11,480,328
SunTrust Banks, Inc.	42,601	2,975,254
US Bancorp	222,792	12,110,973

		38,735,143

Security Description	Shares	Value (Note 2)

Beverages - Non-alcoholic — 2.5%
Dr Pepper Snapple Group, Inc.	9,753	$1,133,786
Monster Beverage Corp.†	14,955	947,699
PepsiCo, Inc.	161,536	17,725,345

		19,806,830

Building Products - Air & Heating — 0.3%
Johnson Controls International PLC	70,812	2,610,838

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.#	1,197	244,104
Vulcan Materials Co.	7,853	924,534

		1,168,638

Building Products - Wood — 0.1%
Masco Corp.	11,158	458,817

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	234,352	8,485,886

Chemicals - Diversified — 0.3%
Eastman Chemical Co.	18,069	1,826,414
LyondellBasell Industries NV, Class A	6,980	755,376

		2,581,790

Chemicals - Specialty — 0.0%
International Flavors & Fragrances, Inc.	417	58,901

Commercial Services — 0.8%
Cintas Corp.	11,063	1,888,012
Ecolab, Inc.	26,830	3,499,973
Nielsen Holdings PLC	21,104	688,624

		6,076,609

Commercial Services - Finance — 1.6%
Automatic Data Processing, Inc.	29,610	3,414,625
H&R Block, Inc.#	2,176	55,118
IHS Markit, Ltd.†	16,877	794,063
Moody’s Corp.	5,537	924,015
PayPal Holdings, Inc.†	56,424	4,480,630
S&P Global, Inc.	16,068	3,081,842

		12,750,293

Computer Aided Design — 0.1%
Autodesk, Inc.†	4,569	536,720

Computer Services — 2.1%
Accenture PLC, Class A	36,868	5,936,117
Cognizant Technology Solutions Corp., Class A	22,285	1,827,816
DXC Technology Co.	8,856	908,094
International Business Machines Corp.	50,446	7,861,000

		16,533,027

Computer Software — 0.0%
Citrix Systems, Inc.†	3,287	302,404

Computers — 0.5%
Hewlett Packard Enterprise Co.	74,536	1,385,624
HP, Inc.	98,583	2,305,857

		3,691,481

Computers - Memory Devices — 0.3%
NetApp, Inc.	6,491	393,030
Seagate Technology PLC	14,483	773,392
Western Digital Corp.	10,824	942,121

		2,108,543

Consumer Products - Misc. — 0.1%
Kimberly-Clark Corp.	10,557	1,170,982

85

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Containers - Paper/Plastic — 0.1%
WestRock Co.	9,182	$603,808

Cosmetics & Toiletries — 2.2%
Colgate-Palmolive Co.	67,155	4,631,680
Procter & Gamble Co.	168,361	13,219,706

		17,851,386

Data Processing/Management — 0.6%
Fidelity National Information Services, Inc.	20,892	2,030,285
Fiserv, Inc.†	15,373	2,204,334
Paychex, Inc.	3,899	253,942

		4,488,561

Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	4,440	1,165,589
DENTSPLY SIRONA, Inc.	23,282	1,305,189

		2,470,778

Diagnostic Equipment — 2.9%
Abbott Laboratories	170,338	10,276,491
Danaher Corp.	70,115	6,855,845
Thermo Fisher Scientific, Inc.	27,451	5,725,730

		22,858,066

Distribution/Wholesale — 0.1%
Fastenal Co.#	13,935	762,523

Diversified Manufacturing Operations — 1.3%
Eaton Corp. PLC	38,539	3,110,097
Illinois Tool Works, Inc.	32,047	5,173,668
Parker-Hannifin Corp.	6,755	1,205,565
Pentair PLC	13,035	895,374

		10,384,704

Diversified Operations — 0.2%
Leucadia National Corp.	77,029	1,847,926

E-Commerce/Products — 0.1%
eBay, Inc.†	16,246	696,304

E-Commerce/Services — 0.6%
Booking Holdings, Inc.†	2,128	4,328,437
Expedia, Inc.	2,568	270,077

		4,598,514

Electric Products - Misc. — 0.5%
Emerson Electric Co.	59,578	4,233,613

Electric - Distribution — 0.8%
CenterPoint Energy, Inc.	99,472	2,690,718
PPL Corp.	127,576	3,655,052

		6,345,770

Electric - Integrated — 1.1%
AES Corp.	36,772	399,712
CMS Energy Corp.	54,193	2,300,493
Eversource Energy	57,471	3,275,847
WEC Energy Group, Inc.#	42,449	2,543,544

		8,519,596

Electronic Components - Misc. — 0.4%
Corning, Inc.	69,801	2,029,813
Garmin, Ltd.#	14,235	843,281

		2,873,094

Electronic Components - Semiconductors — 4.2%
Advanced Micro Devices, Inc.†#	11,302	136,867
Broadcom, Ltd.	18,072	4,454,025
Intel Corp.	243,234	11,989,004

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Microchip Technology, Inc.#	6,913	$614,773
Micron Technology, Inc.†	36,234	1,768,582
NVIDIA Corp.	21,960	5,314,320
Qorvo, Inc.†	3,356	270,863
Skyworks Solutions, Inc.	3,892	425,201
Texas Instruments, Inc.	79,878	8,654,781

		33,628,416

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	8,332	858,946

Electronic Forms — 0.8%
Adobe Systems, Inc.†	29,047	6,074,599

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	10,123	694,336
Fortive Corp.	24,941	1,915,469

		2,609,805

Engines - Internal Combustion — 0.2%
Cummins, Inc.	9,405	1,581,639

Enterprise Software/Service — 1.5%
CA, Inc.	11,342	398,104
Oracle Corp.	221,581	11,227,509

		11,625,613

Entertainment Software — 0.3%
Activision Blizzard, Inc.	17,380	1,270,999
Electronic Arts, Inc.†	9,818	1,214,487

		2,485,486

Finance - Consumer Loans — 0.2%
Synchrony Financial	37,102	1,350,142

Finance - Credit Card — 4.2%
American Express Co.	53,344	5,201,573
Discover Financial Services	21,767	1,715,893
Mastercard, Inc., Class A	64,303	11,301,895
Visa, Inc., Class A#	120,489	14,812,918

		33,032,279

Finance - Investment Banker/Broker — 0.4%
Charles Schwab Corp.	58,050	3,077,811

Finance - Other Services — 0.8%
CME Group, Inc.	22,519	3,741,757
Intercontinental Exchange, Inc.	30,551	2,232,667

		5,974,424

Food - Confectionery — 0.1%
J.M. Smucker Co.	4,077	514,925

Food - Misc./Diversified — 0.9%
Campbell Soup Co.#	18,234	784,974
General Mills, Inc.	74,910	3,786,700
Kraft Heinz Co.	43,620	2,924,721

		7,496,395

Food - Retail — 0.3%
Kroger Co.	94,675	2,567,586

Gas - Distribution — 0.1%
NiSource, Inc.	34,038	787,299

Home Decoration Products — 0.1%
Newell Brands, Inc.	43,043	1,105,775

Hotels/Motels — 0.2%
Wyndham Worldwide Corp.	11,315	1,310,051

86

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Independent Power Producers — 0.1%
NRG Energy, Inc.	28,636	$740,527

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	10,486	1,895,869

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	8,077	1,298,701

Insurance Brokers — 0.3%
Aon PLC	4,058	569,419
Marsh & McLennan Cos., Inc.	15,619	1,296,689
Willis Towers Watson PLC	2,359	372,486

		2,238,594

Insurance - Life/Health — 1.1%
Aflac, Inc.	32,715	2,907,709
Lincoln National Corp.	8,101	617,053
Principal Financial Group, Inc.	10,663	664,625
Prudential Financial, Inc.	40,314	4,286,185

		8,475,572

Insurance - Multi-line — 2.1%
Allstate Corp.	34,665	3,198,193
Chubb, Ltd.	53,489	7,591,159
Cincinnati Financial Corp.	5,565	415,093
Loews Corp.	51,055	2,518,543
MetLife, Inc.	66,213	3,058,379

		16,781,367

Insurance - Property/Casualty — 0.3%
Travelers Cos., Inc.	18,754	2,606,806

Insurance - Reinsurance — 2.6%
Berkshire Hathaway, Inc., Class B†	99,189	20,551,961

Internet Content - Entertainment — 2.6%
Facebook, Inc., Class A†	91,187	16,260,466
Netflix, Inc.†	16,196	4,719,190

		20,979,656

Investment Management/Advisor Services — 1.2%
Ameriprise Financial, Inc.	11,281	1,764,800
BlackRock, Inc.	10,957	6,020,104
Franklin Resources, Inc.	18,949	732,758
Invesco, Ltd.	12,634	411,110
T. Rowe Price Group, Inc.	6,933	775,803

		9,704,575

Machinery - Construction & Mining — 0.9%
Caterpillar, Inc.	48,092	7,436,466

Machinery - Farming — 0.6%
Deere & Co.	27,794	4,471,221

Machinery - General Industrial — 0.0%
Roper Technologies, Inc.	1,074	295,447

Medical Information Systems — 0.1%
Cerner Corp.†	15,166	973,051

Medical Instruments — 0.2%
Edwards Lifesciences Corp.†	14,194	1,897,312

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	6,643	1,147,246
Quest Diagnostics, Inc.	5,358	552,142

		1,699,388

Medical Products — 2.2%
Baxter International, Inc.	47,320	3,207,823
Becton Dickinson and Co.	35,906	7,971,850

Security Description	Shares	Value (Note 2)

Medical Products (continued)
Stryker Corp.	36,919	$5,986,785

		17,166,458

Medical - Biomedical/Gene — 3.5%
Alexion Pharmaceuticals, Inc.†	13,779	1,618,344
Amgen, Inc.	48,120	8,843,012
Biogen, Inc.†	10,561	3,052,023
Celgene Corp.†	44,955	3,916,480
Gilead Sciences, Inc.	62,850	4,948,181
Illumina, Inc.†	5,865	1,337,337
Incyte Corp.†	5,150	438,574
Regeneron Pharmaceuticals, Inc.†	3,848	1,233,053
Vertex Pharmaceuticals, Inc.†	13,073	2,170,510

		27,557,514

Medical - Drugs — 2.0%
AbbVie, Inc.	95,672	11,081,688
Zoetis, Inc.	57,355	4,637,725

		15,719,413

Medical - Generic Drugs — 0.1%
Perrigo Co. PLC	7,648	623,006

Medical - HMO — 0.4%
Centene Corp.†	4,887	495,639
Humana, Inc.	8,985	2,442,303

		2,937,942

Medical - Hospitals — 0.2%
HCA Healthcare, Inc.	18,462	1,832,353

Multimedia — 1.4%
Time Warner, Inc.	19,138	1,779,069
Walt Disney Co.	92,714	9,564,376

		11,343,445

Networking Products — 1.6%
Cisco Systems, Inc.	282,051	12,630,244

Non-Hazardous Waste Disposal — 0.8%
Republic Services, Inc.	39,658	2,664,224
Waste Management, Inc.	47,094	4,065,154

		6,729,378

Office Automation & Equipment — 0.1%
Xerox Corp.	15,961	483,937

Oil Companies - Exploration & Production — 2.8%
Anadarko Petroleum Corp.	32,829	1,872,566
Apache Corp.#	22,668	774,112
Cabot Oil & Gas Corp.	15,359	371,074
Concho Resources, Inc.†	2,045	308,386
Devon Energy Corp.	27,039	829,286
EOG Resources, Inc.	28,543	2,894,831
EQT Corp.	7,272	365,854
Hess Corp.	43,533	1,977,269
Marathon Oil Corp.	125,177	1,817,570
Noble Energy, Inc.	18,857	562,504
Occidental Petroleum Corp.	139,999	9,183,935
Pioneer Natural Resources Co.	5,966	1,015,592

		21,972,979

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	47,119	1,653,406

Oil Refining & Marketing — 0.1%
Valero Energy Corp.	9,011	814,775

87

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil - Field Services — 0.8%
Baker Hughes a GE Co., LLC	28,806	$760,478
Schlumberger, Ltd.	87,337	5,732,801

		6,493,279

Paper & Related Products — 0.3%
International Paper Co.	38,510	2,294,811

Pipelines — 0.4%
Kinder Morgan, Inc.	101,219	1,639,748
ONEOK, Inc.	23,891	1,345,780

		2,985,528

Real Estate Investment Trusts — 4.8%
American Tower Corp.	55,188	7,689,344
AvalonBay Communities, Inc.	8,118	1,266,570
Boston Properties, Inc.	3,844	456,936
Crown Castle International Corp.	42,552	4,683,273
Digital Realty Trust, Inc.	4,980	501,187
Equinix, Inc.	4,380	1,717,398
Equity Residential	14,584	820,058
Essex Property Trust, Inc.	738	165,187
GGP, Inc.	32,670	691,624
HCP, Inc.	58,725	1,270,809
Host Hotels & Resorts, Inc.	76,822	1,425,816
Prologis, Inc.	32,868	1,994,430
Public Storage	10,585	2,058,148
Realty Income Corp.#	10,326	507,833
Simon Property Group, Inc.	32,543	4,995,676
Ventas, Inc.	36,569	1,767,014
Vornado Realty Trust	11,795	784,014
Welltower, Inc.	28,684	1,505,910
Weyerhaeuser Co.	98,324	3,444,290

		37,745,517

Retail - Apparel/Shoe — 0.7%
L Brands, Inc.#	24,823	1,224,519
PVH Corp.	6,033	870,441
Ross Stores, Inc.	33,037	2,579,859
Tapestry, Inc.	22,263	1,133,409

		5,808,228

Retail - Auto Parts — 0.1%
O’Reilly Automotive, Inc.†	4,645	1,134,263

Retail - Automobile — 0.0%
CarMax, Inc.†#	3,401	210,590

Retail - Building Products — 0.7%
Lowe’s Cos., Inc.	57,637	5,163,699

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	6,713	486,290

Retail - Discount — 0.2%
Dollar Tree, Inc.†	14,975	1,537,034

Retail - Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	54,203	3,734,045

Retail - Jewelry — 0.0%
Tiffany & Co.	1,709	172,677

Retail - Major Department Stores — 0.8%
TJX Cos., Inc.	80,947	6,692,698

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	2,353	478,483

Retail - Regional Department Stores — 0.2%
Kohl’s Corp.#	18,312	1,210,240

Security Description	Shares	Value (Note 2)

Retail - Regional Department Stores (continued)
Macy’s, Inc.#	21,755	$639,815

		1,850,055

Retail - Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†#	670	213,335
Darden Restaurants, Inc.	6,198	571,393
Starbucks Corp.	104,397	5,961,069
Yum! Brands, Inc.	34,715	2,825,107

		9,570,904

Semiconductor Components - Integrated Circuits — 1.0%
Analog Devices, Inc.	26,987	2,432,878
QUALCOMM, Inc.	82,967	5,392,855

		7,825,733

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	59,913	3,450,389
KLA-Tencor Corp.	9,541	1,081,091
Lam Research Corp.	1,330	255,174

		4,786,654

Steel - Producers — 0.1%
Nucor Corp.	15,225	995,715

Telephone - Integrated — 0.2%
CenturyLink, Inc.	93,307	1,648,735

Television — 0.1%
CBS Corp., Class B	18,409	975,125

Textile - Home Furnishings — 0.1%
Mohawk Industries, Inc.†	4,926	1,181,649

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc.	9,281	1,477,442

Toys — 0.0%
Mattel, Inc.#	12,200	193,980

Transport - Rail — 1.4%
CSX Corp.	48,391	2,599,564
Norfolk Southern Corp.	16,548	2,301,496
Union Pacific Corp.	49,148	6,401,527

		11,302,587

Transport - Services — 0.8%
United Parcel Service, Inc., Class B	62,827	6,559,767

Water — 0.1%
American Water Works Co., Inc.	8,483	673,211

Web Portals/ISP — 3.8%
Alphabet, Inc., Class A†	15,193	16,771,856
Alphabet, Inc., Class C†	12,416	13,716,328

		30,488,184

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	5,823	618,111

Total Long-Term Investment Securities
(cost $518,238,815)		773,847,278

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(2)	123,926	123,926

88

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries — 0.3%
United States Treasury Bills
1.27% due 03/01/2018(4)	$1,500,000	$1,500,000
1.54% due 04/26/2018(4)	1,000,000	997,626

		2,497,626

Total Short-Term Investment Securities
(cost $2,621,532)		2,621,552

REPURCHASE AGREEMENTS — 2.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount of $17,719,098 collateralized by $18,620,000 of U.S. Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $18,076,966 (cost $17,719,000)	17,719,000	17,719,000

TOTAL INVESTMENTS
(cost $538,579,347)(3)	100.0%	794,187,830
Other assets less liabilities	0.0	32,735

NET ASSETS	100.0%	$794,220,565

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of February 28, 2018.
(2)	At February 28, 2018, the Fund had loaned securities with a total value of $29,174,511. This was secured by collateral of $123,926, which was received in cash and subsequently invested in short-term investments currently valued at $123,926 as reported in the Portfolio of Investments. Additional collateral of $29,816,478 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$4,040,259
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	1,450,263
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	1,499,502
United States Treasury Bills	0.00%	04/05/2018 to 11/08/2018	816,122
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/31/2018 to 08/15/2047	22,010,332

(3)	See Note 5 for cost of investments on a tax basis.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
165	Long	S&P 500 E-Mini Index	March 2018	$22,009,845	$22,393,800	$383,955

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$773,847,278	$—	$—	$773,847,278
Short-Term Investment Securities:
Registered Investment Companies	123,926	—	—	123,926
U.S. Government Treasuries	—	2,497,626	—	2,497,626
Repurchase Agreements	—	17,719,000	—	17,719,000

Total Investments at Value	$773,971,204	$20,216,626	$—	$794,187,830

Other Financial Instruments:+
Futures Contracts	$383,955	$—	$—	$383,955

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

89

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 28, 2018 (unaudited)

Industry Allocation*

Sovereign	15.9%
Registered Investment Companies	10.5
Federal National Mtg. Assoc.	6.9
Diversified Banking Institutions	4.5
Banks — Commercial	3.9
Federal Home Loan Mtg. Corp.	3.6
Diversified Financial Services	3.4
Pipelines	3.2
Oil Companies — Exploration & Production	3.2
Oil Companies — Integrated	2.6
Cable/Satellite TV	2.3
United States Treasury Notes	2.1
Cellular Telecom	1.8
Real Estate Investment Trusts	1.8
Telephone — Integrated	1.6
Electric — Integrated	1.1
Finance — Consumer Loans	1.0
Auto — Cars/Light Trucks	0.9
Satellite Telecom	0.9
Oil — Field Services	0.8
Medical — Drugs	0.7
Medical — Hospitals	0.7
Computer Services	0.7
Metal — Copper	0.7
Banks — Super Regional	0.6
Transport — Marine	0.6
Electric — Distribution	0.6
Computers	0.6
Enterprise Software/Service	0.6
Banks — Export/Import	0.6
Computers — Memory Devices	0.6
Electric — Generation	0.6
Oil Refining & Marketing	0.5
Chemicals — Diversified	0.5
Computers — Integrated Systems	0.5
Retail — Restaurants	0.5
Aerospace/Defense — Equipment	0.5
Diversified Manufacturing Operations	0.5
Insurance — Multi-line	0.5
Investment Management/Advisor Services	0.5
Oil & Gas Drilling	0.5
Diversified Minerals	0.5
Real Estate Management/Services	0.4
Printing — Commercial	0.4
Paper & Related Products	0.4
Containers — Metal/Glass	0.4
Central Bank	0.4
Steel — Producers	0.4
Metal Processors & Fabrication	0.4
Transport — Rail	0.4
Insurance — Life/Health	0.4
Metal — Diversified	0.4
Brewery	0.4
Airlines	0.4
Finance — Credit Card	0.4
Finance — Other Services	0.4
Finance — Auto Loans	0.3
Publishing — Books	0.3
Building Products — Wood	0.3
Building & Construction — Misc.	0.3
Retail — Office Supplies	0.3
Internet Connectivity Services	0.3
Savings & Loans/Thrifts	0.3
Finance — Investment Banker/Broker	0.3
Agricultural Chemicals	0.3
Real Estate Operations & Development	0.3
E-Commerce/Services	0.3
Food — Retail	0.3
Batteries/Battery Systems	0.3

Marine Services	0.3
Platinum	0.3
Energy — Alternate Sources	0.3
Building — Residential/Commercial	0.3
Telecom Services	0.3
Gas — Distribution	0.2
Building — Heavy Construction	0.2
Coal	0.2
Gambling (Non-Hotel)	0.2
Building & Construction Products — Misc.	0.2
Internet Content — Entertainment	0.2
Finance — Mortgage Loan/Banker	0.2
Radio	0.2
Auto/Truck Parts & Equipment — Original	0.2
Television	0.2
Cruise Lines	0.2
Rental Auto/Equipment	0.2
Circuit Boards	0.2
Diversified Operations	0.2
Racetracks	0.2
Retail — Discount	0.2
Auto — Heavy Duty Trucks	0.2
Travel Services	0.2
Food — Meat Products	0.2
Retail — Appliances	0.2
Hotels/Motels	0.2
Cosmetics & Toiletries	0.2
Retail — Automobile	0.2
Oil Field Machinery & Equipment	0.2
Containers — Paper/Plastic	0.2
Building Products — Cement	0.2
Machinery — Thermal Process	0.2
Electronic Parts Distribution	0.2
Physicians Practice Management	0.2
Dialysis Centers	0.2
Consumer Products — Misc.	0.2
Independent Power Producers	0.2
Medical — Biomedical/Gene	0.2
Food — Dairy Products	0.2
Distribution/Wholesale	0.2
Poultry	0.2
Broadcast Services/Program	0.2
Building Societies	0.2
Machinery — Farming	0.2
Machinery — Construction & Mining	0.1
Insurance — Mutual	0.1
Medical Instruments	0.1
Non — Ferrous Metals	0.1
Commercial Services	0.1
Banks — Money Center	0.1
Water	0.1
Retail — Pawn Shops	0.1
Building Products — Air & Heating	0.1
Food — Wholesale/Distribution	0.1
Banks — Special Purpose	0.1
Medical — HMO	0.1
Semiconductor Equipment	0.1
Government National Mtg. Assoc.	0.1
Diamonds/Precious Stones	0.1
Transport — Services	0.1
Finance — Commercial	0.1
Banks — Fiduciary	0.1
Medical Products	0.1
Telecommunication Equipment	0.1
Networking Products	0.1
Retail — Drug Store	0.1
Coatings/Paint	0.1
Electronic Components — Semiconductors	0.1
Tools — Hand Held	0.1

90

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 28, 2018 (unaudited) — (continued)

Industry Allocation* (continued)

Medical Labs & Testing Services	0.1%
Food — Misc./Diversified	0.1
Electronic Components — Misc.	0.1
Transport — Equipment & Leasing	0.1
Medical — Generic Drugs	0.1
Gold Mining	0.1
United States Treasury Bonds	0.1

106.6%

Credit Quality†#

Aaa	16.0%
Aa	1.6
A	9.0
Baa	19.3
Ba	18.7
B	21.1
Caa	5.0
Ca	0.1
Not Rated@	9.2

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

91

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited)

Security Description	Principal Amount(18)	Value (Note 2)

ASSET BACKED SECURITIES — 3.2%
Diversified Financial Services — 3.2%
American Express Credit Account Master Trust Series 2017-3, Class A 1.77% due 11/15/2022#	$1,030,000	$1,011,985
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	150,000	148,210
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	518,000	528,779
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	620,000	614,338
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	1,364,000	1,339,531
CarMax Auto Owner Trust Series 2016-3, Class A4 1.60% due 01/18/2022	500,000	487,399
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	433,902	430,898
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	300,000	295,478
Chase Issuance Trust Series 2015-A4, Class A4 1.84% due 04/15/2022	3,100,000	3,047,135
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(9)	863,113	858,073
Citibank Credit Card Issuance Trust FRS Series 2018-A2, Class A2 1.89% (1ML+0.33%) due 01/21/2025	200,000	200,336
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	2,666,000	2,623,830
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	142,000	142,506
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 0.99% due 03/10/2048(1)(3)(9)	3,110,028	140,602
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	115,000	111,853
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	129,000	128,418
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	120,000	119,162
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A 2.48% due 09/15/2024	250,000	244,999
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	196,104
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	75,000	75,171
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	168,000	165,992

Security Description	Principal Amount(18)	Value (Note 2)

Diversified Financial Services (continued)
Hyundai Auto Receivables Trust Series 2017-B, ClassA3 1.77% due 01/18/2022	$2,260,000	$2,220,875
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A2 2.66% due 06/15/2049(1)	833,000	825,683
Nissan Auto Receivables Owner Trust Series 2017-B, ClassA4 1.95% due 10/16/2023	3,000,000	2,921,522
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	99,580
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	3,100,000	3,031,711
Toyota Auto Receivables Series 2016-C, ClassA3 1.14% due 08/17/2020	2,863,000	2,837,246
Toyota Auto Receivables Owner Trust Series 2018-A, Class A3 2.35% due 05/16/2022	200,000	198,865
Verizon Owner Trust Series 2017-3A, Class A1A 2.06% due 04/20/2022*	250,000	246,366
World Financial Network Credit Card Master Trust Series 2016-A, Class A 2.03% due 04/15/2025	270,000	261,185

Total Asset Backed Securities
(cost $26,016,315)		25,553,832

U.S. CORPORATE BONDS & NOTES — 38.1%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024#	217,000	221,653

Aerospace/Defense - Equipment — 0.5%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	1,343,000	1,383,290
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	2,034,000	1,983,150
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	325,000	319,837

		3,686,277

Agricultural Chemicals — 0.1%
Mosaic Co. Senior Notes 3.25% due 11/15/2022	223,000	218,731
Mosaic Co. Senior Notes 4.05% due 11/15/2027	305,000	297,415
Mosaic Co. Senior Notes 4.88% due 11/15/2041	138,000	130,985

		647,131

Airlines — 0.3%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(4)	47,508	47,679

92

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	$973,381	$993,160
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	937,937	973,110

		2,013,949

Applications Software — 0.0%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	277,000	290,946

Auto - Cars/Light Trucks — 0.6%
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	55,000	54,001
American Honda Finance Corp. Senior Notes 2.00% due 11/13/2019#	300,000	297,117
Daimler Finance North America LLC Company Guar. Notes 1.50% due 07/05/2019*	485,000	476,967
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	153,000	147,451
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	357,000	353,126
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	1,104,000	1,091,860
Ford Motor Credit Co. LLC Senior Notes 2.34% due 11/02/2020	986,000	961,860
Ford Motor Credit Co. LLC Senior Notes 3.82% due 11/02/2027	206,000	193,090
Nissan Motor Acceptance Corp. Senior Notes 2.15% due 09/28/2020*	702,000	688,934
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	514,000	500,471

		4,764,877

Auto-Heavy Duty Trucks — 0.2%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,343,000	1,386,648
PACCAR Financial Corp. Senior Notes 2.05% due 11/13/2020	217,000	213,058

		1,599,706

Auto/Truck Parts & Equipment - Original — 0.0%
Lear Corp. Senior Notes 3.80% due 09/15/2027	161,000	155,702

Banks - Commercial — 0.9%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	1,359,000	1,403,972

Security Description	Principal Amount(18)	Value (Note 2)

Banks - Commercial (continued)
BB&T Corp Senior Notes 2.15% due 02/01/2021	$304,000	$297,662
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	268,000	262,655
Fifth Third Bank Senior Notes 2.20% due 10/30/2020	215,000	210,657
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	888,000	896,390
PNC Bank NA Senior Notes 2.00% due 05/19/2020	935,000	918,092
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	481,000	468,858
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,495,000	1,975,077
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023*	300,000	293,344
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	465,000	465,757
Synovus Financial Corp. Senior Notes 3.13% due 11/01/2022	223,000	217,853

		7,410,317

Banks - Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	229,000	223,520
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	638,000	648,566

		872,086

Banks - Super Regional — 0.5%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	308,000	305,408
Citibank NA Senior Notes 2.13% due 10/20/2020	677,000	661,907
Huntington National Bank Senior Notes 2.38% due 03/10/2020	268,000	265,948
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,201,000	1,183,737
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	553,000	544,007
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	582,000	602,031
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	60,000	63,364

93

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Super Regional (continued)
Wells Fargo Bank NA Senior Notes 2.40% due 01/15/2020	$537,000	$532,854

		4,159,256

Batteries/Battery Systems — 0.3%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	2,028,000	2,073,630

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	685,000	678,569
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	470,000	493,903
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	812,000	865,948

		2,038,420

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022#	1,033,000	1,058,825
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	163,000	162,730

		1,221,555

Building & Construction Products - Misc. — 0.2%
Owens Corning Company Guar. Notes 4.30% due 07/15/2047	622,000	572,277
Owens Corning Company Guar. Notes 4.40% due 01/30/2048	189,000	176,722
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,104,000	1,094,340

		1,843,339

Building & Construction - Misc. — 0.3%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	2,531,000	2,556,310

Building Products - Air & Heating — 0.0%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	223,000	217,392

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	139,000	129,073
Vulcan Materials Co. Senior Notes 4.70% due 03/01/2048*	338,000	333,696

		462,769

Building Products - Wood — 0.3%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024#*	1,890,000	1,946,700

Security Description	Principal Amount(18)	Value (Note 2)

Building Products - Wood (continued)
Masco Corp. Senior Notes 4.45% due 04/01/2025	$477,000	$491,501
Masco Corp. Senior Notes 4.50% due 05/15/2047	227,000	219,159

		2,657,360

Building - Heavy Construction — 0.2%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025#*	1,900,000	1,995,000

Building - Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022	146,000	144,540
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	379,000	358,155

		502,695

Cable/Satellite TV — 1.1%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	1,967,000	2,035,845
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	2,080,000	1,963,624
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	210,000	194,177
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	120,000	118,780
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	257,000	290,181
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	265,000	252,922
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	2,030,000	1,999,550
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023#	760,000	698,250
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024#	1,027,000	962,812
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	536,000	527,960

		9,044,101

Cellular Telecom — 1.3%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,335,000	1,325,789
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	2,775,000	2,764,871

94

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		$3,212,000	$3,324,420
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028		2,155,000	2,101,944
United States Cellular Corp. Senior Notes 6.70% due 12/15/2033		1,098,000	1,152,900

			10,669,924

Chemicals - Diversified — 0.0%
Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047		164,000	157,461

Chemicals - Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		193,000	248,547

Circuit Boards — 0.2%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*		1,690,000	1,681,550

Coal — 0.2%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*		1,840,000	1,918,200

Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 3.75% due 03/15/2027		151,000	147,994
RPM International, Inc. Senior Notes 4.25% due 01/15/2048		135,000	124,640
Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020		131,000	129,185
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022		262,000	255,482

			657,301

Commercial Services — 0.1%
Ecolab, Inc. Senior Notes 1.00% due 01/15/2024	EUR	500,000	617,398
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		458,000	442,520

			1,059,918

Computer Services — 0.7%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*		1,395,000	1,443,825
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*		2,074,000	2,146,590
IBM Credit LLC Senior Notes 1.63% due 09/06/2019		558,000	550,463

Security Description	Principal Amount(18)	Value (Note 2)

Computer Services (continued)
IBM Credit LLC Senior Notes 2.65% due 02/05/2021	$1,226,000	$1,217,902

		5,358,780

Computers — 0.6%
Apple, Inc. Senior Notes 2.45% due 08/04/2026	399,000	369,600
Apple, Inc. Senior Notes 2.85% due 05/06/2021	367,000	367,533
Apple, Inc. Senior Notes 3.75% due 11/13/2047#	332,000	316,429
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	2,395,000	2,557,036
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	916,000	1,120,473
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	113,000	120,599

		4,851,670

Computers - Integrated Systems — 0.5%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#	1,775,000	1,872,625
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025#*	2,285,000	2,319,275

		4,191,900

Computers - Memory Devices — 0.3%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	2,412,000	2,430,090

Consumer Products-Misc. — 0.2%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	1,325,000	1,288,562

Containers - Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026#	1,523,000	1,728,605
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	1,584,000	1,615,680

		3,344,285

Containers - Paper/Plastic — 0.2%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,354,000	1,394,620

Cosmetics & Toiletries — 0.2%
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	1,178,000	1,154,440

95

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cosmetics & Toiletries (continued)
Procter & Gamble Co. Senior Notes 2.30% due 02/06/2022		$299,000	$293,283

			1,447,723

Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025		1,325,000	1,300,156

Distribution/Wholesale — 0.2%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025*		1,245,000	1,273,012

Diversified Banking Institutions — 2.2%
Bank of America Corp. Senior Notes 1.00% due 03/05/2024		340,000	340,000
Bank of America Corp. Senior Notes 3.59% due 07/21/2028#		407,000	396,402
Bank of America Corp. Senior Bonds 3.95% due 01/23/2049		269,000	257,779
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		1,404,000	1,403,333
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		415,000	499,340
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023		466,000	454,764
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028		263,000	257,252
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		1,816,000	1,853,273
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		209,000	245,314
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	775,000	1,000,723
Goldman Sachs Group, Inc. Senior Notes 2.63% due 08/19/2020	EUR	550,000	712,389
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023		472,000	460,023
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023		431,000	434,307
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038		550,000	531,482
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		569,000	685,705
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		451,000	569,860

Security Description	Principal Amount(18)		Value (Note 2)

Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021		$1,100,000	$1,085,762
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038		879,000	848,649
Morgan Stanley Senior Notes 1.75% due 03/11/2024	EUR	1,350,000	1,706,938
Morgan Stanley Senior Notes 2.75% due 05/19/2022		857,000	838,227
Morgan Stanley Senior Notes 3.59% due 07/22/2028		285,000	275,167
Morgan Stanley Senior Notes 3.77% due 01/24/2029		263,000	257,366
Morgan Stanley Senior Notes 3.97% due 07/22/2038		219,000	213,497
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		439,000	446,884
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		1,273,000	1,354,531

			17,128,967

Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*		421,000	418,384

Diversified Manufacturing Operations — 0.2%
Carlisle Cos., Inc. Senior Notes 3.75% due 12/01/2027		346,000	340,592
Parker-Hannifin Corp. Senior Notes 1.13% due 03/01/2025	EUR	600,000	736,868
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024		305,000	303,672

			1,381,132

Electric - Distribution — 0.2%
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 09/15/2024*		963,000	949,759
NextEra Energy Operating Partners LP Company Guar. Notes 4.50% due 09/15/2027*		524,000	504,350

			1,454,109

Electric - Generation — 0.1%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*		691,000	721,835

Electric - Integrated — 0.6%
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020		221,000	218,336

96

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	$545,000	$603,649
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	322,000	319,756
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	431,000	430,403
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	170,000	168,168
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	504,000	529,735
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	1,162,000	1,531,965
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	280,000	275,119
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	539,000	535,553
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	502,000	522,993

		5,135,677

Electronic Components - Misc. — 0.1%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	237,000	236,668
Jabil, Inc. Senior Notes 3.95% due 01/12/2028#	219,000	210,210

		446,878

Electronic Components - Semiconductors — 0.1%
Intel Corp. Senior Notes 2.35% due 05/11/2022	668,000	653,277

Electronic Parts Distribution — 0.2%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	1,365,000	1,352,177

Energy - Alternate Sources — 0.3%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	1,941,000	1,998,842

Enterprise Software/Service — 0.6%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	555,000	557,081
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	2,335,000	2,457,588
Oracle Corp. Senior Notes 1.90% due 09/15/2021	642,000	620,561
Oracle Corp. Senior Notes 3.80% due 11/15/2037	279,000	275,907

Security Description	Principal Amount(18)	Value (Note 2)

Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 3.85% due 07/15/2036#	$573,000	$573,684
Oracle Corp. Senior Notes 3.90% due 05/15/2035	105,000	104,061

		4,588,882

Finance - Auto Loans — 0.3%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025#	1,460,000	1,522,050
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023#	1,174,000	1,226,830

		2,748,880

Finance - Consumer Loans — 0.8%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,950,000	2,057,250
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	175,000	184,406
SLM Corp. Senior Notes 5.63% due 08/01/2033	2,214,000	1,970,460
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	1,780,000	1,824,500

		6,036,616

Finance - Credit Card — 0.4%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	1,730,000	1,768,925
American Express Co. Senior Notes 2.50% due 08/01/2022	1,062,000	1,027,010

		2,795,935

Finance - Investment Banker/Broker — 0.3%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	263,000	249,615
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	3,929
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)(5)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)(5)	143,000	14
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,730,000	1,751,625
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	279,000	277,089

		2,282,283

97

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Leasing Companies — 0.0%
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024	$214,000	$212,330

Finance - Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,775,000	1,788,312

Finance - Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	570,000	563,203
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	309,000	298,584
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	209,000	203,464
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. Senior Notes 6.38% due 12/15/2022*	1,270,000	1,289,050

		2,354,301

Food - Meat Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	908,000	885,482
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	175,000	169,203

		1,054,685

Food - Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	436,000	455,556

Food - Retail — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,940,000	1,697,500
Kroger Co. Senior Notes 4.65% due 01/15/2048#	446,000	430,590

		2,128,090

Food - Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022#*	1,020,000	967,725

Gambling (Non-Hotel) — 0.1%
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024#*	989,000	1,020,144
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(4)(5)(19)	272,905	4,230

		1,024,374

Gas - Distribution — 0.0%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	152,000	154,003

Security Description	Principal Amount(18)	Value (Note 2)

Hotels/Motels — 0.2%
Wyndham Worldwide Corp. Senior Notes 4.50% due 04/01/2027	$1,540,000	$1,529,975

Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	1,325,000	1,285,250

Insurance - Life/Health — 0.0%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047*	129,000	120,300
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	138,000	136,795

		257,095

Insurance - Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	288,000	345,357
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	873,000	870,106

		1,215,463

Insurance - Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	147,000	142,744
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	287,000	275,940
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	784,000	766,272

		1,184,956

Insurance - Property/Casualty — 0.0%
Markel Corp. Senior Notes 4.30% due 11/01/2047	263,000	253,038

Internet Connectivity Services — 0.3%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	1,519,000	1,581,659
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025#	855,000	893,577

		2,475,236

Internet Content - Entertainment — 0.2%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	1,726,000	1,823,709

Machinery - Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 1.85% due 09/04/2020	929,000	907,679
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	301,000	293,790

		1,201,469

98

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Machinery - Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022		$225,000	$229,981
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021		360,000	355,612

			585,593

Machinery - Thermal Process — 0.2%
Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*		1,286,000	1,356,730

Marine Services — 0.3%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022		1,990,000	2,069,600

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028		191,000	190,315
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027		955,000	931,125

			1,121,440

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022		113,000	112,729
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024		196,000	190,893
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*		226,000	216,081

			519,703

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 0.37% due 06/06/2019	EUR	615,000	753,322

Medical - Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022		418,000	408,596
Celgene Corp. Senior Notes 3.63% due 05/15/2024		336,000	334,970
Celgene Corp. Senior Notes 4.55% due 02/20/2048		557,000	541,025

			1,284,591

Medical - Drugs — 0.1%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*		198,000	206,388
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*		1,090,000	814,775

			1,021,163

Security Description	Principal Amount(18)	Value (Note 2)

Medical - Generic Drugs — 0.1%
Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022	$423,000	$417,189

Medical - HMO — 0.1%
Anthem, Inc. Senior Notes 4.38% due 12/01/2047	132,000	129,037
UnitedHealth Group, Inc. Senior Bonds 1.95% due 10/15/2020	322,000	315,497
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	302,000	295,315
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	219,000	221,048

		960,897

Medical - Hospitals — 0.7%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021#	1,325,000	1,222,312
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,639,000	1,679,975
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	1,048,000	1,006,080
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023#	1,660,000	1,660,000

		5,568,367

Medical - Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 3.95% due 02/16/2028	81,000	80,539

Metal Processors & Fabrication — 0.4%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	1,799,000	1,902,442
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,358,000	1,388,555

		3,290,997

Metal - Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023#	1,658,000	1,608,260

Metal - Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*	192,000	184,697
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	88,000	85,834

		270,531

Multimedia — 0.0%
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	82,000	82,746

99

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	$743,000	$729,647

Oil Companies - Exploration & Production — 2.2%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	348,000	414,552
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023#	1,270,000	1,273,175
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	355,000	364,820
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	1,400,000	1,359,750
Continental Resources, Inc. Senior Notes 4.38% due 01/15/2028*	392,000	382,200
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021#*	570,000	582,825
Denbury Resources, Inc. Sec. Notes 9.25% due 03/31/2022*	1,045,000	1,071,125
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045#	154,000	161,297
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	153,000	170,725
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	1,075,000	1,066,938
Hess Corp. Senior Notes 4.30% due 04/01/2027#	123,000	120,403
Hess Corp. Senior Notes 5.60% due 02/15/2041	429,000	441,810
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,384,000	2,395,920
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,115,000	1,131,725
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	320,000	325,131
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037#	436,000	527,078
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	1,618,000	1,670,585
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	915,000	900,131
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	1,830,000	1,372,500
Southwestern Energy Co. Senior Notes 7.50% due 04/01/2026#	1,250,000	1,262,500

Security Description	Principal Amount(18)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	$737,000	$788,590

		17,783,780

Oil Companies - Integrated — 0.1%
Chevron Corp. Senior Bonds 1.99% due 03/03/2020	274,000	270,692
Chevron Corp. Senior Notes 2.50% due 03/03/2022	450,000	442,754

		713,446

Oil Field Machinery & Equipment — 0.2%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,409,000	1,400,194

Oil Refining & Marketing — 0.4%
Andeavor Senior Notes 4.50% due 04/01/2048	135,000	122,959
Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	344,000	350,880
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025	2,464,000	2,550,240
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	460,000	459,003

		3,483,082

Oil - Field Services — 0.2%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	119,000	127,451
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	1,750,000	1,581,562

		1,709,013

Paper & Related Products — 0.3%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	530,000	590,316
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025#*	324,000	326,036
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	949,000	968,516
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	271,000	288,386
International Paper Co. Senior Notes 4.40% due 08/15/2047	81,000	79,683
International Paper Co. Senior Notes 5.00% due 09/15/2035	170,000	184,735

		2,437,672

100

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	$314,000	$314,231

Physicians Practice Management — 0.2%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	1,305,000	1,335,994

Pipelines — 3.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 3.50% due 12/01/2022	165,000	162,355
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047	415,000	402,034
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	1,329,000	1,358,903
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	2,655,000	2,970,945
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	1,425,000	1,439,250
Duke Energy Field Services LLC Company Guar. Notes 6.45% due 11/03/2036#*	1,195,000	1,314,500
Enbridge Energy Partners LP Senior Notes 7.38% due 10/15/2045	230,000	298,959
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023#	1,320,000	1,294,841
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	141,000	134,388
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	35,000	36,644
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	634,000	714,669
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026#	290,000	294,505
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	351,000	332,872
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	386,000	370,147
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,403,000	1,346,880
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	678,000	676,102
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,417,000	1,455,968
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	305,000	318,219

Security Description	Principal Amount(18)	Value (Note 2)

Pipelines (continued)
MPLX LP Senior Notes 4.00% due 03/15/2028	$234,000	$229,963
MPLX LP Senior Notes 4.50% due 04/15/2038	272,000	263,905
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	359,000	358,103
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	367,000	361,559
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	144,000	144,831
SemGroup Corp. Company Guar. Notes 7.25% due 03/15/2026#	1,103,000	1,127,818
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,529,000	1,513,710
SemGroup Corp/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	498,000	481,815
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,743,000	1,758,251
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	1,050,000	1,081,479
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026#	309,000	313,817
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	657,000	638,111
Williams Partners LP Senior Notes 3.75% due 06/15/2027	135,000	130,480
Williams Partners LP Senior Notes 5.10% due 09/15/2045	553,000	571,946

		23,897,969

Platinum — 0.3%
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025*	1,125,000	1,151,212
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025	890,000	910,737

		2,061,949

Poultry — 0.2%
Pilgrim’s Pride Corp. Senior Notes 5.88% due 09/30/2027*	1,290,000	1,254,267

Publishing - Books — 0.2%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	1,440,000	1,393,200

101

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Racetracks — 0.2%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	$1,610,000	$1,662,325

Radio — 0.2%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,760,000	1,782,000

Real Estate Investment Trusts — 1.7%
Brandywine Operating Partnership LP Company Guar. Notes 3.95% due 11/15/2027	185,000	178,214
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,911,000	1,920,555
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,965,000	1,960,087
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	1,300,000	1,293,500
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028#*	162,000	155,328
Goodman US Finance Three LLC Company Guar. Notes 4.50% due 10/15/2037*	161,000	159,326
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	1,290,000	1,215,825
iStar, Inc. Senior Notes 5.25% due 09/15/2022	1,385,000	1,360,763
iStar, Inc. Senior Notes 6.00% due 04/01/2022	616,000	619,080
Life Storage LP Company Guar. Notes 3.88% due 12/15/2027	132,000	127,824
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	2,227,000	2,175,779
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025#*	2,250,000	2,182,500

		13,348,781

Real Estate Management/Services — 0.4%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,006,000	2,006,000
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	1,595,000	1,543,162

		3,549,162

Real Estate Operations & Development — 0.2%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	1,310,000	1,326,375

Rental Auto/Equipment — 0.2%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,734,000	1,681,980

Security Description	Principal Amount(18)		Value (Note 2)

Retail - Appliances — 0.2%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022#		$1,552,000	$1,536,480

Retail - Auto Parts — 0.0%
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027		276,000	268,205

Retail - Automobile — 0.2%
Asbury Automotive Group, Inc. Company Guar. Notes 6.00% due 12/15/2024		965,000	1,001,187
AutoNation, Inc. Company Guar. Notes 3.80% due 11/15/2027		419,000	399,068

			1,400,255

Retail - Discount — 0.2%
Wal-Mart Stores, Inc. Senior Bonds 1.90% due 12/15/2020		785,000	769,467
Wal-Mart Stores, Inc. Senior Notes 2.55% due 04/08/2026	EUR	625,000	862,122

			1,631,589

Retail - Drug Store — 0.1%
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*		206,667	208,072
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*		131,403	141,868
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*		281,513	308,305

			658,245

Retail - Office Supplies — 0.3%
Arch Merger Sub, Inc. Company Guar. Notes 8.50% due 09/15/2025#*		2,605,000	2,500,800

Retail - Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024#*		988,000	1,021,345

Retail - Restaurants — 0.5%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*		1,092,000	1,076,985
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048		75,000	74,161
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*		1,450,000	1,526,125
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024#*		1,420,000	1,434,200

			4,111,471

102

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(4)(5)(6)(7)		$25,000	$0

Satellite Telecom — 0.3%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026		1,960,000	2,004,688

Savings & Loans/Thrifts — 0.3%
Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020		624,000	624,711
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020		558,000	599,560
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		1,028,000	1,165,879

			2,390,150

Semiconductor Components - Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020		348,000	341,143

Steel - Producers — 0.3%
AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025#		1,325,000	1,298,500
United States Steel Corp. Senior Notes 6.88% due 08/15/2025#		1,235,000	1,296,750

			2,595,250

Telecom Services — 0.2%
Embarq Corp. Senior Notes 8.00% due 06/01/2036		1,525,000	1,443,031

Telecommunication Equipment — 0.1%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*		741,000	742,853

Telephone - Integrated — 1.1%
AT&T, Inc. Senior Notes 2.85% due 02/14/2023		474,000	471,665
AT&T, Inc. Senior Notes 3.15% due 09/04/2036	EUR	825,000	1,025,986
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		424,000	379,655
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		533,000	515,174
AT&T, Inc. Senior Notes 4.75% due 05/15/2046		139,000	131,697
AT&T, Inc. Senior Notes 4.90% due 08/14/2037		1,441,000	1,444,037
AT&T, Inc. Senior Notes 5.30% due 08/14/2058		410,000	408,093

Security Description	Principal Amount(18)		Value (Note 2)

Telephone - Integrated (continued)
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022		$1,285,000	$1,267,331
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031#		1,920,000	1,209,600
Verizon Communications, Inc. Senior Bonds 2.88% due 01/15/2038	EUR	400,000	490,284
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025		258,000	252,112
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		190,000	186,487
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055		675,000	630,412
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		597,000	632,700

			9,045,233

Television — 0.2%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		1,320,000	1,489,950

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026		284,000	268,161
GATX Corp. Senior Notes 3.50% due 03/15/2028		69,000	65,343
GATX Corp. Senior Notes 3.85% due 03/30/2027		97,000	95,404

			428,908

Transport - Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028		326,000	324,203

Travel Services — 0.2%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023#*		1,575,000	1,586,812

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*		151,000	145,456

Total U.S. Corporate Bonds & Notes
(cost $302,940,095)			302,740,413

FOREIGN CORPORATE BONDS & NOTES — 21.6%
Aerospace/Defense - Equipment — 0.0%
Airbus Finance BV Company Guar. Notes 2.70% due 04/17/2023#*		329,000	322,065

Agricultural Chemicals — 0.2%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		1,540,000	1,617,000

103

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Airlines — 0.1%
Gol Finance, Inc. Company Guar. Notes 7.00% due 01/31/2025*		$950,000	$935,750

Airport Development/Maintenance — 0.0%
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047*		214,000	199,823

Auto - Cars/Light Trucks — 0.2%
Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*		386,000	374,909
Volkswagen International Finance NV Company Guar. Notes 1.88% due 03/30/2027	EUR	1,000,000	1,235,343

			1,610,252

Auto/Truck Parts & Equipment-Original — 0.2%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*		1,635,000	1,621,184

Banks - Commercial — 2.7%
ABN AMRO Bank NV Sub. Notes 7.13% due 07/06/2022	EUR	675,000	1,041,358
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		890,000	925,644
Bank of Montreal Sub. Notes 3.80% due 12/15/2032		282,000	268,989
Bank of Nova Scotia Senior Notes 2.50% due 01/08/2021		450,000	444,563
Barclays Bank PLC Sub. Notes 6.63% due 03/30/2022	EUR	800,000	1,185,151
BPCE SA Bank Guar. Notes 2.75% due 12/02/2021		318,000	311,312
BPCE SA Sub. Notes 2.88% due 04/22/2026	EUR	400,000	526,936
BPCE SA Sub. Notes 4.50% due 03/15/2025*		540,000	544,984
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020		765,000	749,660
Credit Suisse AG Senior Notes 3.00% due 10/29/2021		675,000	671,065
Credit Suisse AG Sub. Notes 5.75% due 09/18/2025	EU	R 1,600,000	2,186,240
Danske Bank A/S Sub. Notes 3.88% due 10/04/2023	EUR	625,000	779,312
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		398,000	395,159
DVB Bank SE Senior Notes 2.38% due 12/02/2020	EUR	800,000	1,022,401

Security Description	Principal Amount(18)		Value (Note 2)

Banks - Commercial (continued)
Fidelity Bank PLC Senior Notes 10.50% due 10/16/2022		$900,000	$936,828
HBOS PLC Sub. Notes 5.37% due 06/30/2021	EUR	1,200,000	1,699,038
HSBC Bank PLC Sub. Notes 5.00% due 03/20/2023	GBP	800,000	1,102,857
Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*		206,000	195,520
Intesa Sanpaolo SpA Senior Notes 4.00% due 10/30/2023	EUR	400,000	570,277
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*		507,000	517,628
Santander Issuances SAU Company Guar. Notes 3.25% due 04/04/2026	EUR	400,000	530,486
Santander UK PLC Senior Notes 2.13% due 11/03/2020		215,000	210,436
Standard Chartered PLC Sub. Notes 3.13% due 11/19/2024	EUR	850,000	1,129,111
Swedbank AB Sub. Notes 1.00% due 11/22/2027	EUR	825,000	1,001,003
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020		501,000	489,667
Yapi ve Kredi Bankasi AS Senior Notes 5.75% due 02/24/2022		950,000	957,560
Zenith Bank PLC Senior Notes 7.38% due 05/30/2022		890,000	929,115

			21,322,300

Banks - Money Center — 0.1%
Bank of Scotland PLC Sub. Notes 9.38% due 05/15/2021	GBP	400,000	670,830

Beverages - Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		276,000	275,800

Brewery — 0.1%
Anheuser-Busch InBev SA/NV Company Guar. Notes 2.75% due 03/17/2036	EUR	725,000	940,341

Building Products - Air & Heating — 0.1%
Johnson Controls International PLC Senior Notes 1.00% due 09/15/2023	EUR	650,000	799,717

Building Products - Cement — 0.1%
CIMPOR Financial Operations BV Company Guar. Notes 5.75% due 07/17/2024		960,000	921,600

104

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Building Societies — 0.1%
Nationwide Building Society Sub. Notes 2.00% due 07/25/2029	EUR	400,000	$492,797
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*		279,000	268,796

			761,593

Building - Residential/Commercial — 0.2%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*		1,431,000	1,495,395

Cable/Satellite TV — 1.2%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026#*		1,345,000	1,355,088
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025#*		2,175,000	1,914,000
SFR Group SA Senior Sec. Notes 7.38% due 05/01/2026*		3,717,000	3,588,020
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*		1,463,000	1,446,541
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*		1,625,000	1,557,969

			9,861,618

Cellular Telecom — 0.5%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027#*		1,354,000	1,398,005
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020		940,000	881,250
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*		225,000	245,976
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023		325,000	355,299
Millicom International Cellular SA Senior Notes 6.00% due 03/15/2025		880,000	925,100

			3,805,630

Chemicals - Diversified — 0.5%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*		290,000	282,315
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		1,555,000	1,543,337
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		930,000	931,866
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*		1,265,000	1,279,231

			4,036,749

Security Description	Principal Amount(18)		Value (Note 2)

Computers - Memory Devices — 0.3%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025#		$2,050,000	$1,988,394

Cruise Lines — 0.2%
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*		1,650,000	1,761,375

Diamonds/Precious Stones — 0.1%
Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		920,000	932,650

Diversified Banking Institutions — 1.9%
Barclays PLC Sub. Notes 4.84% due 05/09/2028#		492,000	484,576
BNP Paribas SA Senior Bonds 1.50% due 11/17/2025	EUR	400,000	493,524
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*		671,000	672,571
Credit Agricole SA Sub. Notes 2.63% due 03/17/2027	EUR	1,050,000	1,354,367
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*		267,000	257,878
Credit Agricole SA Senior Notes 4.13% due 01/10/2027#*		485,000	486,354
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*		497,000	499,344
Deutsche Bank AG Senior Notes 3.95% due 02/27/2023		100,000	99,897
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023		361,000	358,993
HSBC Holdings PLC Senior Notes 4.04% due 03/13/2028		201,000	201,695
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023		345,000	333,789
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025		652,000	659,765
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*		151,000	144,988
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022		374,000	363,432
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021		386,000	384,963
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.78% due 03/02/2025		546,000	546,654
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021		982,000	950,063

105

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023		$650,000	$650,000
Royal Bank of Scotland Group PLC Senior Notes 2.00% due 03/08/2023	EUR	575,000	731,462
Royal Bank of Scotland Group PLC Senior Notes 2.50% due 03/22/2023	EUR	600,000	781,542
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023		200,000	197,025
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		201,000	199,906
UBS AG Senior Notes 2.20% due 06/08/2020*		230,000	226,405
UBS AG Senior Notes 2.45% due 12/01/2020*		315,000	310,138
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	1,200,000	1,619,550
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*		276,000	276,145
UniCredit SpA Senior Notes 2.13% due 10/24/2026	EUR	700,000	894,335
UniCredit SpA Sub. Notes 5.86% due 06/19/2032#*		1,162,000	1,192,405

			15,371,766

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035		715,000	700,332

Diversified Manufacturing Operations — 0.3%
Bombardier, Inc. Senior Notes 5.75% due 03/15/2022*		1,580,000	1,576,050
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*		1,033,000	1,022,493

			2,598,543

Diversified Minerals — 0.5%
Anglo American Capital PLC Company Guar. Notes 3.25% due 04/03/2023	EUR	1,000,000	1,344,668
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*		235,000	227,778
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.75% due 05/15/2022*		2,045,000	2,043,466

			3,615,912

Diversified Operations — 0.2%
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027*		735,000	746,503

Security Description	Principal Amount(18)		Value (Note 2)

Diversified Operations (continued)
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027		$920,000	$934,398

			1,680,901

Electric - Distribution — 0.4%
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.13% due 05/22/2023*		3,000,000	2,938,281
State Grid Overseas Investment, Ltd. Company Guar. Notes 4.13% due 05/07/2024#*		300,000	307,138

			3,245,419

Electric - Generation — 0.2%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*		419,000	412,348
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		41,000	43,710
Genneia SA Senior Notes 8.75% due 01/20/2022		860,000	928,293

			1,384,351

Electric - Integrated — 0.5%
Capex SA Senior Notes 6.88% due 05/15/2024		900,000	914,580
EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	800,000	1,020,272
EDP Finance BV Senior Notes 3.63% due 07/15/2024#*		607,000	598,557
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*		604,000	568,207
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*		825,000	792,622

			3,894,238

Finance - Commercial — 0.1%
Unifin Financiera SAB de CV SOFOM ENR Company Guar. Notes 7.25% due 09/27/2023		910,000	928,200

Finance - Consumer Loans — 0.2%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*		1,325,000	1,409,469

Food - Meat Products — 0.1%
JBS USA Lux SA/JBS USA Finance, Inc. Company Guar. Notes 6.75% due 02/15/2028*		498,000	493,120

Gambling (Non-Hotel) — 0.1%
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*		810,000	868,725

106

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Gas - Distribution — 0.1%
China Resources Gas Group, Ltd. Senior Notes 4.50% due 04/05/2022		$980,000	$1,012,317

Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023		153,000	153,998
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*		250,000	242,500

			396,498

Insurance - Life/Health — 0.1%
Athene Holding, Ltd. Senior Bonds 4.13% due 01/12/2028		808,000	777,446

Insurance - Multi-line — 0.1%
Willow No 2 Ireland PLC for Zurich Insurance Co., Ltd. Senior Sec. Notes 3.38% due 06/27/2022	EUR	400,000	549,103
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045		288,000	303,555

			852,658

Insurance - Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022		166,000	166,425

Internet Application Software — 0.0%
Tencent Holdings, Ltd. Senior Notes 3.93% due 01/19/2038*		200,000	189,175

Investment Management/Advisor Services — 0.5%
China Great Wall International Holdings III, Ltd. Company Guar. Notes 2.75% due 08/31/2020		4,000,000	3,924,352

Machinery - Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027		381,000	369,311

Medical - Drugs — 0.6%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025#*		575,000	412,562
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023		304,000	291,037
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*		3,380,000	3,003,975
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*		1,234,000	1,298,785

			5,006,359

Metal - Copper — 0.5%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*		725,000	720,469
First Quantum Minerals, Ltd. Company Guar. Notes 6.88% due 03/01/2026#*		750,000	746,250

Security Description	Principal Amount(18)		Value (Note 2)

Metal - Copper (continued)
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		$814,000	$844,525
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*		1,200,000	1,275,000

			3,586,244

Metal - Diversified — 0.4%
Glencore Canada Financial Corp. Company Guar. Notes 7.38% due 05/27/2020	GBP	200,000	309,175
Glencore Finance Europe, Ltd. Company Guar. Notes 1.75% due 03/17/2025	EUR	1,275,000	1,571,811
Vedanta Resources PLC Senior Notes 6.13% due 08/09/2024		930,000	935,263

			2,816,249

Non - Ferrous Metals — 0.1%
Codelco, Inc. Senior Notes 3.63% due 08/01/2027		1,150,000	1,111,026

Oil & Gas Drilling — 0.5%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024#		939,000	858,011
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026#*		1,007,000	1,012,035
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*(6)(8)		1,472,000	607,200
Shelf Drilling Holdings, Ltd. Senior Notes 8.25% due 02/15/2025*		1,230,000	1,239,225

			3,716,471

Oil Companies - Exploration & Production — 1.0%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		389,000	491,990
CNOOC Curtis Funding No. 1 Pty, Ltd. Company Guar. Notes 4.50% due 10/03/2023		1,100,000	1,139,194
Empresa Nacional del Petroleo Senior Notes 3.75% due 08/05/2026*		1,000,000	966,639
Geopark, Ltd. Senior Sec. Notes 6.50% due 09/21/2024		910,000	914,213
Medco Platinum Road Pte, Ltd. Senior Sec. Notes 6.75% due 01/30/2025*		950,000	933,911
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		2,335,000	2,002,263
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		1,064,000	1,044,050

			7,492,260

107

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated — 2.3%
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	$ EUR	690,000	$962,218
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022		515,000	517,668
Cenovus Energy, Inc. Senior Bonds 5.40% due 06/15/2047#		288,000	289,596
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		600,000	623,247
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028		940,000	925,900
Petroleos del Peru SA Senior Notes 5.63% due 06/19/2047		2,800,000	2,833,236
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022		1,000,000	1,025,440
Petroleos Mexicanos Senior Notes 6.35% due 02/12/2048*		231,000	225,202
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		3,000,000	3,102,750
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		4,006,000	4,073,581
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*		527,000	535,891
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019		2,000,000	2,067,834
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020		320,000	316,016
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047		200,000	192,009
YPF SA Senior Notes 6.95% due 07/21/2027		900,000	906,480

			18,597,068

Oil Refining & Marketing — 0.1%
Empresa Nacional del Petroleo Senior Notes 3.75% due 08/05/2026		950,000	918,307

Oil - Field Services — 0.6%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*		1,793,000	1,887,132
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025#*		1,650,000	1,594,313
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024#		900,000	891,000

			4,372,445

Security Description	Principal Amount(18)		Value (Note 2)

Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*		$61,000	$61,763
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023#*		868,000	887,530

			949,293

Printing - Commercial — 0.4%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*		3,250,000	3,412,500

Real Estate Investment Trusts — 0.1%
Goodman Australia Finance Pty, Ltd. Company Guar. Notes 1.38% due 09/27/2025*	EUR	700,000	841,318

Real Estate Operations & Development — 0.1%
Future Land Development Holdings, Ltd. Senior Sec. Notes 5.00% due 02/16/2020		940,000	927,590

Satellite Telecom — 0.6%
Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024#*		2,000,000	2,035,000
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023#		1,880,000	1,553,350
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023		1,605,000	846,637

			4,434,987

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*		929,000	942,935

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015†*(4)(5)(6)(7)		560,000	0

Steel - Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025#		639,000	703,890

Telephone - Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*		196,000	185,364
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		440,000	539,000
Telefonica Emisiones SAU Company Guar. Notes 1.46% due 04/13/2026	EUR	600,000	732,007
Telefonica Emisiones SAU Company Guar. Notes 2.93% due 10/17/2029	EUR	400,000	538,111
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027		301,000	299,078

108

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	$562,000	$561,340
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	457,000	480,346

		3,335,246

Transport - Marine — 0.6%
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*	475,000	470,250
SCF Capital Designated Activity Co. Company Guar. Notes 5.38% due 06/16/2023	4,200,000	4,266,360

		4,736,610

Transport - Rail — 0.4%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	215,000	263,940
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042	2,000,000	2,256,008
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022	700,000	687,284

		3,207,232

Transport - Services — 0.1%
Rumo Luxembourg SARL Company Guar. Notes 7.38% due 02/09/2024	870,000	932,553

Total Foreign Corporate Bonds & Notes
(cost $173,384,179)		171,799,807

FOREIGN GOVERNMENT OBLIGATIONS — 17.0%
Banks - Export/Import — 0.6%
Export Credit Bank of Turkey Senior Notes 4.25% due 09/18/2022*	2,300,000	2,213,571
Export-Import Bank of India Senior Notes 2.75% due 08/12/2020	2,250,000	2,225,441

		4,439,012

Banks - Special Purpose — 0.1%
Hungarian Development Bank Government Guar. Notes 6.25% due 10/21/2020	900,000	965,808

Central Bank — 0.4%
Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025	3,500,000	3,307,500

Sovereign — 15.9%
Dominican Republic Senior Bonds 5.88% due 04/18/2024	495,000	522,344
Dominican Republic Senior Bonds 5.95% due 01/25/2027*	1,700,000	1,799,450

Security Description	Principal Amount(18)		Value (Note 2)

Sovereign (continued)
Dominican Republic Senior Bonds 6.85% due 01/27/2045		$2,300,000	$2,501,250
Dominican Republic Senior Bonds 6.88% due 01/29/2026*		400,000	448,000
Dominican Republic Senior Bonds 7.45% due 04/30/2044		1,500,000	1,725,000
Dominican Republic Senior Bonds 8.63% due 04/20/2027		600,000	721,500
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	810,000	1,482,613
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		1,700,000	1,517,250
Government of Egypt Senior Notes 5.58% due 02/21/2023*		1,180,000	1,199,977
Government of Egypt Senior Notes 8.50% due 01/31/2047		250,000	279,884
Government of Romania Senior Notes 6.13% due 01/22/2044		1,580,000	1,907,850
Government of Ukraine Senior Notes 7.38% due 09/25/2032*		2,150,000	2,085,977
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*		900,000	893,322
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027		900,000	893,322
Kingdom of Jordan Senior Notes 7.38% due 10/10/2047		2,000,000	2,110,480
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027		1,800,000	1,855,710
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		1,800,000	1,869,300
Republic of Argentina Senior Notes 2.50% due 12/31/2038		2,200,000	1,463,000
Republic of Argentina Senior Notes 4.63% due 01/11/2023		2,400,000	2,301,624
Republic of Argentina Senior Notes 5.88% due 01/11/2028		725,000	677,512
Republic of Argentina Senior Bonds 6.88% due 01/11/2048		1,200,000	1,098,000
Republic of Argentina Senior Notes 7.63% due 04/22/2046		1,050,000	1,041,600
Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,261,834	1,380,447

109

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Chile Senior Notes 3.24% due 02/06/2028		$1,932,000	$1,867,278
Republic of Colombia Senior Notes 4.38% due 07/12/2021		500,000	517,750
Republic of Colombia Senior Notes 4.50% due 01/28/2026		2,400,000	2,469,600
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		800,000	1,021,200
Republic of Colombia Senior Notes 8.13% due 05/21/2024		900,000	1,107,000
Republic of Croatia Senior Notes 6.38% due 03/24/2021		6,150,000	6,626,625
Republic of Ecuador Senior Notes 7.88% due 01/23/2028*		2,600,000	2,600,000
Republic of Ecuador Senior Notes 9.63% due 06/02/2027		2,100,000	2,313,150
Republic of Ecuador Senior Notes 9.65% due 12/13/2026*		1,700,000	1,871,190
Republic of Guatemala Senior Notes 4.38% due 06/05/2027*		980,000	953,050
Republic of Guatemala Senior Notes 4.38% due 06/05/2027		2,000,000	1,945,000
Republic of Guatemala Senior Notes 4.88% due 02/13/2028		1,500,000	1,491,735
Republic of Guatemala Senior Notes 5.75% due 06/06/2022		500,000	526,010
Republic of Honduras Senior Notes 6.25% due 01/19/2027		3,200,000	3,317,216
Republic of Hungary Senior Notes 5.38% due 02/21/2023		1,200,000	1,297,800
Republic of Hungary Senior Notes 6.38% due 03/29/2021		4,900,000	5,350,800
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		1,500,000	1,508,047
Republic of Indonesia Senior Notes 5.88% due 01/15/2024		600,000	660,629
Republic of Ireland Bonds 2.00% due 02/18/2045	EUR	775,000	990,271
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		3,300,000	3,184,500
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		1,000,000	965,000

Security Description	Principal Amount(18)	Value (Note 2)

Sovereign (continued)
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045	$1,900,000	$2,330,966
Republic of Lebanon Senior Notes 8.25% due 04/12/2021	1,540,000	1,598,348
Republic of Lithuania Senior Notes 6.63% due 02/01/2022	800,000	900,067
Republic of Lithuania Senior Notes 7.38% due 02/11/2020	1,275,000	1,384,012
Republic of Namibia Senior Notes 5.25% due 10/29/2025	1,200,000	1,201,500
Republic of Nigeria Senior Notes 6.50% due 11/28/2027*	1,200,000	1,213,296
Republic of Nigeria Senior Notes 7.14% due 02/23/2030*	2,650,000	2,720,225
Republic of Panama Senior Notes 3.75% due 03/16/2025	500,000	505,500
Republic of Panama Senior Notes 5.20% due 01/30/2020#	750,000	783,750
Republic of Paraguay Senior Notes 6.10% due 08/11/2044	1,400,000	1,540,000
Republic of Peru Senior Notes 6.55% due 03/14/2037	560,000	722,680
Republic of Poland Senior Notes 5.13% due 04/21/2021	1,800,000	1,913,670
Republic of South Africa Senior Notes 4.67% due 01/17/2024	850,000	859,435
Republic of South Africa Senior Notes 5.65% due 09/27/2047	1,500,000	1,477,650
Republic of South Africa Senior Notes 6.25% due 03/08/2041	2,000,000	2,156,000
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*	550,000	572,106
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026	3,800,000	3,952,730
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*	700,000	732,882
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025	1,200,000	1,256,369
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	2,750,000	2,820,411
Republic of Turkey Senior Notes 5.75% due 05/11/2047	950,000	858,591

110

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Turkey Senior Notes 6.63% due 02/17/2045		$4,350,000	$4,402,600
Republic of Turkey Senior Notes 8.00% due 02/14/2034		900,000	1,053,000
Republic of Venezuela Senior Notes 8.25% due 10/13/2024(8)		2,100,000	561,750
Republic of Venezuela Senior Notes 9.25% due 05/07/2028(8)		1,600,000	428,000
Republic of Zambia Senior Notes 8.50% due 04/14/2024		2,650,000	2,798,803
Russian Federation Senior Notes 4.75% due 05/27/2026		4,200,000	4,404,624
Socialist Republic of Vietnam Senior Notes 4.80% due 11/19/2024		2,700,000	2,770,810
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	425,000	777,409
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	760,000	1,444,726
United Mexican States Senior Notes 3.75% due 01/11/2028		462,000	442,596
United Mexican States Senior Notes 4.35% due 01/15/2047		821,000	743,826
United Mexican States Senior Bonds 4.75% due 03/08/2044		171,000	164,588

			125,852,183

Total Foreign Government Obligations
(cost $137,843,918)			134,564,503

U.S. GOVERNMENT AGENCIES — 10.6%
Federal Home Loan Mtg. Corp. — 3.6%
2.50% due 01/01/2028		224,777	220,630
2.50% due 04/01/2028		503,968	494,557
2.50% due 03/01/2031		314,676	306,966
2.50% due 10/01/2032		458,819	447,576
3.00% due 10/01/2032		1,096,027	1,091,987
3.00% due 04/01/2043		489,425	477,713
3.00% due 05/01/2046		1,240,870	1,204,244
3.00% due 08/01/2046		4,453,733	4,322,273
3.50% due 03/01/2042		314,475	315,840
3.50% due 04/01/2042		582,474	585,002
3.50% due 08/01/2042		540,123	542,467
3.50% due 09/01/2043		51,922	52,148
3.50% due 07/01/2045		5,532,989	5,540,939
3.50% due 11/01/2047		7,311,282	7,317,548
4.00% due 01/01/2046		371,837	383,808
4.00% due 01/01/2047		87,141	89,917
4.50% due 02/01/2020		3,632	3,665
4.50% due 08/01/2020		2,181	2,201
4.50% due 03/01/2023		19,276	19,452
5.00% due 05/01/2034		64,863	70,423
5.00% due 11/01/2043		53,917	58,295
5.50% due 06/01/2022		19,783	20,534
5.50% due 07/01/2035		19,412	21,448

Security Description	Principal Amount(18)	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
6.00% due 03/01/2040	$54,183	$60,687
6.50% due 02/01/2036	10,327	11,629
Federal Home Loan Mtg. Corp. FRS 3.11% (6 ML+1.49%) due 02/01/2037	23,929	24,652
3.64% (12 ML+1.89%) due 11/01/2037	179,085	188,833
Federal Home Loan Mtg. Corp. REMIC Series 4740, Class BA 3.00% due 09/15/2045(2)	524,197	518,966
Series 3820, Class DA 4.00% due 11/15/2035(2)	1,874,520	1,903,149
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.21% (6.80% - 1 ML) due 09/15/2039(2)(3)(10)	190,963	20,429
Federal Home Loan Mtg. Corp.
Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 2.82% (1 ML+1.20%) due 08/25/2029(2)	277,193	279,766
Series 2015-DNA1, Class M2 3.47% (1 ML+1.85%) due 10/25/2027(2)	450,000	459,649
Series 2014-DN1, Class M2 3.82% (1 ML+2.20%) due 02/25/2024(2)	100,582	103,604
Series 2014-HQ2, Class M2 3.82% (1 ML+2.20%) due 09/25/2024(2)	728,873	751,415
Series 2015-HQA1, Class M2 4.27% (1 ML+2.65%) due 03/25/2028(2)	208,444	212,841
Series 2015-HQA2, Class M2 4.42% (1ML+2.80%) due 05/25/2028(2)	126,348	130,464

		28,255,717

Federal National Mtg. Assoc. — 6.9%
2.50% due 12/01/2026	783,376	770,795
3.00% due 10/01/2027	262,154	262,638
3.00% due 12/01/2027	245,268	245,115
3.00% due 10/01/2030	394,627	393,894
3.00% due 10/01/2032	1,911,318	1,904,811
3.00% due 12/01/2042	168,868	164,975
3.00% due 01/01/2047	7,956,870	7,714,777
3.00% due 02/01/2048	4,492,940	4,357,134
3.50% due 09/01/2026	223,738	227,731
3.50% due 08/01/2027	51,818	52,724
3.50% due 10/01/2028	239,450	243,953
3.50% due 03/01/2033	2,039,000	2,079,499
3.50% due 08/01/2042	263,240	261,709
3.50% due 04/01/2045	2,211,185	2,211,509
3.50% due 10/01/2045	523,906	524,118
3.50% due 11/01/2045	460,074	460,180
3.50% due 07/01/2046	5,813,794	5,822,012
4.00% due 11/01/2025	122,047	125,989
4.00% due 12/01/2040	38,129	39,351
4.00% due 01/01/2043	2,264,695	2,338,876
4.00% due 10/01/2043	587,947	606,304
4.00% due 10/01/2044	291,613	299,387
4.00% due 02/01/2045	3,400,798	3,511,476
4.00% due 06/01/2046	775,482	794,976

111

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(18)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 01/01/2047	$28,623	$29,350
4.00% due 05/01/2047	698,205	716,055
4.00% due 07/01/2047	1,853,255	1,900,910
4.00% due 08/01/2047	3,878,514	3,978,490
4.50% due 06/01/2019	4,424	4,453
4.50% due 03/01/2042	274,249	288,785
4.50% due 08/01/2045	4,662,697	4,965,797
4.50% due 11/01/2047	2,923,001	3,067,380
5.00% due 01/01/2023	40,750	42,741
5.00% due 04/01/2023	30,579	32,076
5.00% due 03/01/2037	7,219	7,709
5.00% due 05/01/2040	212,023	229,128
5.00% due 06/01/2040	69,836	75,481
5.00% due 07/01/2040	23,507	25,403
5.00% due 02/01/2045	646,646	700,751
5.50% due 08/01/2037	277,667	304,738
5.50% due 06/01/2038	32,855	36,034
6.00% due 02/01/2032	3,268	3,628
6.00% due 10/01/2034	127	141
6.00% due 09/01/2038	65,812	73,545
6.00% due 11/01/2038	19,213	21,433
6.00% due 06/01/2040	16,302	18,178
6.50% due 11/01/2037	56,235	63,782
Federal National Mtg. Assoc. FRS 3.06% (6 ML+1.54%) due 09/01/2035	142,504	147,584
3.21% (1 Yr USTYCR+2.26%) due 11/01/2036	73,014	77,292
3.34% (12 ML+1.57%) due 05/01/2037	36,643	38,251
3.35% (1 Yr USTYCR+2.19%) due 10/01/2035	160,595	168,928
3.43% (12 ML+1.66%) due 07/01/2039	125,749	132,098
3.54% (12 ML+1.77%) due 05/01/2040	175,092	182,920
3.57% (12 ML+1.82%) due 10/01/2040	40,692	42,527
3.58% (12 ML+1.83%) due 10/01/2040	90,757	94,937
3.68% (12 ML+1.91%) due 08/01/2035	104,360	110,635
Federal National Mtg. Assoc. REMIC Series 2017-94, Class DA 3.00% due 06/25/2045(2)	2,259,979	2,238,716

		55,233,809

Government National Mtg. Assoc. — 0.1%
3.00% due 03/20/2046	446,925	437,272
3.50% due 03/20/2047	498,232	501,622

		938,894

Total U.S. Government Agencies
(cost $86,690,249)		84,428,420

U.S. GOVERNMENT TREASURIES — 2.2%
United States Treasury Bonds — 0.1%
United States Treasury Bonds 2.75% due 11/15/2047#	283,000	262,195

United States Treasury Notes — 2.1%
United States Treasury Notes 1.00% due 03/15/2018	675,000	674,923
1.38% due 08/31/2020	1,600,000	1,561,812

Security Description	Shares/ Principal Amount(18)		Value (Note 2)

United States Treasury Notes (continued)
2.25% due 11/15/2027#		$12,125,000	$11,471,387
2.50% due 01/31/2025#		3,136,000	3,076,710

			16,784,832

Total U.S. Government Treasuries
(cost $17,332,364)			17,047,027

LOANS (11)(12)(13) — 0.4%
E-Commerce/Services — 0.3%
RentPath LLC FRS 2nd Lien 10.65% (1ML + 9.00%) due 12/17/2022		2,178,597	2,164,980

Publishing-Books — 0.1%
Houghton Mifflin Harcourt Publishers, Inc. FRS BTL-B 4.65% (1ML + 3.00%) due 05/31/2021		1,384,351	1,300,425

Total Loans
(cost $3,441,387)			3,465,405

COMMON STOCKS — 0.0%
Television — 0.0%
ION Media Networks, Inc.†(4)(5)(20) (cost $3)		316	281,308

PREFERRED SECURITIES — 0.1%
Electric - Distribution — 0.0%
Entergy Louisiana LLC 4.70%#		8,875	210,071

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%†		3,292	23,209

Telecom Services — 0.1%
Qwest Corp. 6.13%		10,575	216,787

Total Preferred Securities
(cost $537,078)			450,067

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.9%
Auto - Cars/Light Trucks — 0.1%
Volkswagen International Finance NV 2.70% due 12/14/2022(14)	EUR	700,000	877,241

Banks - Commercial — 0.3%
Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027#(14)		200,000	203,500
Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(14)	EUR	400,000	584,232
Bank of Nova Scotia 4.65% due 10/12/2022(14)		882,000	855,540
Rabobank Nederland 11.00% due 06/30/2019*(14)		311,000	339,768
Standard Chartered PLC 7.50% due 04/02/2022*(14)		223,000	241,297

			2,224,337

Banks-Money Center — 0.0%
BBVA Bancomer SA 5.13% due 01/18/2033*		392,000	381,377

112

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Security Description	Principal Amount(18)		Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Banks - Super Regional — 0.1%
Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(14)		$299,000	$301,242
SunTrust Banks, Inc. 5.05% due 06/15/2022#(14)		575,000	574,281
Wells Fargo Capital X 5.95% due 12/01/2086		167,000	182,949

			1,058,472

Building Societies — 0.1%
Nationwide Building Society 6.88% due 06/20/2019(14)	GBP	300,000	433,144

Diversified Banking Institutions — 0.4%
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(14)		764,000	743,082
HSBC Holdings PLC 6.00% due 05/22/2027(14)		561,000	573,061
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022(14)		9,000	8,703
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(14)		608,000	642,656
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(14)		245,000	273,636
Societe Generale SA 7.88% due 12/18/2023#*(14)		551,000	612,987

			2,854,125

Electric - Generation — 0.3%
Electricite de France SA 4.25% due 01/29/2020(14)	EUR	900,000	1,163,902
Engie SA 4.63% due 01/10/2019(14)	GBP	600,000	844,808

			2,008,710

Electric - Integrated — 0.0%
Dominion Resources, Inc. 5.75% due 10/01/2054		280,000	298,200

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)(5)		101,000	10

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		413,000	426,074

Food - Dairy Products — 0.2%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,120,000	1,276,800

Gas - Distribution — 0.1%
Centrica PLC 3.00% due 04/10/2076	EUR	680,000	859,673

Insurance - Life/Health — 0.3%
Aviva PLC 6.13% due 07/05/2043	EUR	685,000	1,019,446
Prudential Financial, Inc. 4.50% due 09/15/2047#		186,000	182,373
Prudential Financial, Inc. 5.63% due 06/15/2043		837,000	883,035

			2,084,854

Security Description	Principal Amount(18)		Value (Note 2)

Insurance - Multi-line — 0.2%
Demeter Investments BV for Zurich Insurance Co., Ltd. 3.50% due 10/01/2046	EUR	650,000	$874,695
MetLife, Inc. 6.40% due 12/15/2066		457,000	515,267
Zurich Finance UK PLC 6.63% due 10/02/2022(14)	GBP	300,000	479,080

			1,869,042

Oil Companies - Integrated — 0.2%
TOTAL SA 2.63% due 02/26/2025(14)	EUR	450,000	566,695
TOTAL SA 3.88% due 05/18/2022(14)	EUR	900,000	1,213,839

			1,780,534

Pipelines — 0.2%
Enbridge, Inc. 5.50% due 07/15/2077		546,000	527,021
Energy Transfer Partners LP 6.25% due 02/15/2023#(14)		305,000	295,736
EnLink Midstream Partners LP 6.00% due 12/15/2022#(14)		300,000	285,000
Enterprise Products Operating LLC 4.88% due 08/16/2077		252,000	248,220
Enterprise Products Operating LLC 5.25% due 08/16/2077		221,000	213,265
TransCanada Trust 5.30% due 03/15/2077		240,000	241,800
TransCanada Trust 5.63% due 05/20/2075		174,000	181,830

			1,992,872

Telephone - Integrated — 0.1%
Telefonica Europe BV 3.75% due 03/15/2022(14)	EUR	600,000	770,796

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. 5.75% due 12/15/2053#		550,000	565,675

Water — 0.1%
Suez 3.00% due 06/23/2020(14)	EUR	800,000	1,023,025

Total Preferred Securities/Capital Securities
(cost $22,270,496)			22,784,961

Total Long-Term Investment Securities
(cost $770,456,084)			763,115,743

SHORT-TERM INVESTMENT SECURITIES — 10.5%
Registered Investment Companies — 10.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30%(17)		26,597,844	26,597,844
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(15)(17)		56,401,156	56,401,156

Total Short-Term Investment Securities
(cost $82,999,000)			82,999,000

TOTAL INVESTMENTS
(cost $853,455,084)(16)		106.6%	846,114,743
Liabilities in excess of other assets		(6.6)	(52,052,017)

NET ASSETS		100.0%	$794,062,726

113

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2018, the aggregate value of these securities was $213,366,385 representing 26.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Interest Only
(4)	Securities classified as Level 3 (see Note 2).
(5)	Illiquid security. At February 28, 2018, the aggregate value of these securities was $285,573 representing 0.0% of net assets.
(6)	Company has filed for bankruptcy protection.
(7)	Security in default of interest and principal at maturity.
(8)	Security in default of interest.
(9)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2018.
(11)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(14)	Perpetual maturity — maturity date reflects the next call date.
(15)	At February 28, 2018, the Fund had loaned securities with a total value of $77,262,537. This was secured by collateral of $56,401,156, which was received in cash and subsequently invested in short-term investments currently valued at $56,401,156 as reported in the Portfolio of Investments. Additional collateral of $22,474,309 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity date range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	1.92% to 8.00%	04/01/2018 to 02/01/2048	$343,944
Federal National Mtg. Assoc.	zero coupon to 8.50%	03/01/2018 to 02/01/2057	594,044
Government National Mtg. Assoc.	2.00% to 9.00%	04/15/2018 to 10/20/2066	452,728
United States Treasury Bills	0.00%	08/16/2018 to 08/16/2018	69,070
United States Treasury Notes/Bonds	0.13% to 8.75%	04/15/2018 to 02/15/2048	21,014,523

(16)	See Note 5 for cost of investments on a tax basis.
(17)	The rate shown is a 7-day yield as of February 28, 2018.
(18)	Denominated in United States Dollars unless otherwise indicated
(19)	Company has entered into a forbearance agreement under which consenting lenders extended the date by which specified payments otherwise would be due and payable to a subsequent date, subject to certain conditions.
(20)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2018 the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	316	$3	$281,308	$890.22	0.04%

BTL—Bank Term Loan

REMIC—Real Estate Mortgage Investment Conduit

ULC—Unlimited Liability Corp.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2018 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

EUR—Euro Currency

GBP—British Pound

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

114

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2018 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	13,976,630	USD	17,170,978	03/23/2018	$92,373	$—
	EUR	26,475,000	USD	32,737,023	04/26/2018	302,620	—
	GBP	4,855,000	USD	6,808,527	04/26/2018	107,814	—
	USD	1,573,188	EUR	1,268,500	03/23/2018	—	(23,157)
	USD	523,644	GBP	373,700	04/26/2018	—	(7,875)

Net Unrealized Appreciation/(Depreciation)						$502,807	$(31,032)

EUR—Euro Currency

GBP—British Pound

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$25,553,832	$—	$25,553,832
U.S. Corporate Bonds & Notes:
Airlines	—	1,966,270	47,679	2,013,949
Finance-Investment Banker/Broker	—	2,282,258	25	2,282,283
Gambling (Non-Hotel)	—	1,020,144	4,230	1,024,374
Rubber/Plastic Products	—	—	0	0
Other Industries	—	297,419,807	—	297,419,807
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	171,799,807	—	171,799,807
Foreign Government Obligations:	—	134,564,503	—	134,564,503
U.S. Government Agencies	—	84,428,420	—	84,428,420
U.S. Government Treasuries	—	17,047,027	—	17,047,027
Loans	—	3,465,405	—	3,465,405
Common Stocks	—	—	281,308	281,308
Preferred Securities	450,067	—	—	450,067
Preferred Securities/Capital Securities:
Finance Investment Banker/Broker	—	—	10	10
Other Industries	—	22,784,951	—	22,784,951
Short-Term Investment Securities	82,999,000	—	—	82,999,000

Total Investments at Value	$83,449,067	$762,332,424	$333,252	$846,114,743

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$502,807	$—	$502,807

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$31,032	$—	$31,032

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

115

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2018 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	GOVERNMENT MONEY MARKET II FUND
ASSETS:
Investment at value (unaffiliated)*†	$–	$101,102,380	$–	$1,224,335,930	$122,252,056
Investment at value (affiliated)*†	591,135,805	–	338,232,932	–	–
Repurchase agreements (cost equals market value)	–	–	–	–	456,000
Cash	22,509	263	44,298	1,908,267	146
Foreign cash*	–	–	–	–	–
Cash collateral for futures contracts	–	–	–	–	–
Receivable for:
Fund shares sold	53,415	10,779	20,747	688,151	2,292,476
Dividends and interest	–	84,014	–	9,079,959	40,228
Investments sold	51,225	1,607,079	159,663	16,728,152	1,688,698
Investments sold on an extended settlement basis	–	–	–	7,174,963	–
Securities lending income	–	1,579	–	20,852	–
Prepaid expenses and other assets	21,270	12,839	15,301	43,746	25,734
Due from investment adviser for expense reimbursements/fee waivers	18,489	9,854	12,143	11,478	10,447
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL ASSETS	591,302,713	102,828,787	338,485,084	1,259,991,498	126,765,785

LIABILITIES:
Payable for:
Fund shares reacquired	104,641	20,331	180,410	629,284	12,714
Investments purchased	–	1,945,421	–	12,338,639	–
Investments purchased on an extended settlement basis	–	–	–	18,626,446	–
Investment advisory and management fees	45,724	42,002	25,878	391,503	23,871
Shareholder services	–	19,092	–	227,909	23,871
Administrative service fees	–	5,140	–	61,353	6,426
Transfer agent fees and expenses	357	712	357	712	268
Trustees’ fees and expenses	24,954	8,322	16,649	50,989	22,628
Other accrued expenses	48,138	35,059	41,935	135,042	44,782
Accrued foreign tax on capital gains	–	–	–	–	–
Collateral upon return of securities loaned	–	988,769	–	37,030,180	–
Variation margin on futures contracts	–	–	–	–	–
Due to custodian	–	–	–	–	–
Due to broker	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL LIABILITIES	223,814	3,064,848	265,229	69,492,057	134,560

NET ASSETS	$591,078,899	$99,763,939	$338,219,855	$1,190,499,441	$126,631,225

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$520,625	$53,874	$273,376	$1,085,579	$1,266,100
Additional paid in capital	490,019,787	64,117,877	312,412,040	1,164,400,350	125,373,130
Accumulated undistributed net investment income (loss)	7,797,775	562,076	7,472,193	44,437,499	(1,675)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	35,479,169	10,746,945	6,984,424	(433,456)	(6,330)
Unrealized appreciation (depreciation) on investments	57,261,543	24,283,167	11,077,822	(18,990,531)	–
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$591,078,899	$99,763,939	$338,219,855	$1,190,499,441	$126,631,225

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	52,062,459	5,387,388	27,337,582	108,557,911	126,610,009
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.35	$18.52	$12.37	$10.97	$1.00

* Cost
Investments (unaffiliated)	$–	$76,819,213	$–	$1,243,326,461	$122,252,056

Investments (affiliated)	$533,874,262	$–	$327,155,110	$–	$–

Foreign cash	$–	$–	$–	$–	$–

† Including securities on loan	$–	$6,260,268	$–	$67,788,992	$–

See Notes To Financial Statements

116

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2018 (unaudited) — (continued)

	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND
ASSETS:
Investment at value (unaffiliated)*†	$578,732,711	$751,165,341	$250,569,373	$164,010,032	$1,007,252,839
Investment at value (affiliated)*†	–	–	–	–	–
Repurchase agreements (cost equals market value)	20,557,000	17,677,000	–	–	5,289,000
Cash	–	–	40,249	143	770
Foreign cash*	206,611	538,522	–	155	32
Cash collateral for futures contracts	–	–	–	–	–
Receivable for:
Fund shares sold	32,259	73,016	73,549	38,557	74,299
Dividends and interest	8,715,402	973,088	532,021	97,778	983,571
Investments sold	333,800	103,563	2,688,701	240,265	3,335,638
Investments sold on an extended settlement basis	–	1,246,128	–	–	20,958
Securities lending income	28,685	56,772	867	4,913	54,118
Prepaid expenses and other assets	28,939	49,907	25,951	17,629	63,089
Due from investment adviser for expense reimbursements/fee waivers	4,593	115,172	26,054	55,589	–
Unrealized appreciation on forward foreign currency contracts	116,850	–	–	–	–

TOTAL ASSETS	608,756,850	771,998,509	253,956,765	164,465,061	1,017,074,314

LIABILITIES:
Payable for:
Fund shares reacquired	30,678	93,411	98,828	91,895	299,425
Investments purchased	–	1,786,790	3,182,483	111,020	3,398,448
Investments purchased on an extended settlement basis	7,563,376	219,331	–	–	–
Investment advisory and management fees	266,358	469,679	97,125	90,761	538,625
Shareholder services	109,739	144,377	48,562	30,360	195,361
Administrative service fees	29,542	38,867	13,073	8,173	52,591
Transfer agent fees and expenses	712	474	535	624	803
Trustees’ fees and expenses	34,826	46,716	21,170	13,472	71,591
Other accrued expenses	85,683	130,620	45,678	38,941	115,018
Accrued foreign tax on capital gains	–	352,377	–	–	–
Collateral upon return of securities loaned	31,436,365	17,636,822	–	5,821,901	7,544,877
Variation margin on futures contracts	–	–	–	–	–
Due to custodian	140,875	55,027	–	–	–
Due to broker	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL LIABILITIES	39,698,154	20,974,491	3,507,454	6,207,147	12,216,739

NET ASSETS	$569,058,696	$751,024,018	$250,449,311	$158,257,914	$1,004,857,575

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$723,923	$349,171	$110,374	$139,546	$438,589
Additional paid in capital	556,977,608	568,956,228	198,595,542	109,322,094	709,241,769
Accumulated undistributed net investment income (loss)	45,602,133	1,663,972	4,472,857	(40,944)	5,832,907
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(40,250,520)	(14,270,559)	18,111,617	29,413,448	135,754,224
Unrealized appreciation (depreciation) on investments	5,889,362	194,659,112	29,158,841	19,423,772	153,590,060
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	116,190	18,471	80	(2)	26
Accrued capital gains tax on unrealized appreciation (depreciation)	–	(352,377)	–	–	–

NET ASSETS	$569,058,696	$751,024,018	$250,449,311	$158,257,914	$1,004,857,575

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	72,392,302	34,917,138	11,037,366	13,954,624	43,858,880
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.86	$21.51	$22.69	$11.34	$22.91

* Cost
Investments (unaffiliated)	$572,843,349	$556,506,229	$221,410,532	$144,586,260	$853,662,779

Investments (affiliated)	$–	$–	$–	$–	$–

Foreign cash	$206,806	$532,485	$–	$157	$32

† Including securities on loan	$44,786,086	$48,380,254	$9,704,623	$33,262,488	$66,559,740

See Notes To Financial Statements

117

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2018 (unaudited) — (continued)

	MODERATE GROWTH LIFESTYLE FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
ASSETS:
Investment at value (unaffiliated)*†	$–	$186,851,968	$550,073,083	$776,468,830	$846,114,743
Investment at value (affiliated)*†	926,701,195	–	–	–	–
Repurchase agreements (cost equals market value)	–	–	14,980,000	17,719,000	–
Cash	14,831	22	85,771	979	3,575,854
Foreign cash*	–	–	–	–	1,876
Cash collateral for futures contracts	–	–	694,000	–	–
Receivable for:
Fund shares sold	5,076	31,928	186,185	16,959	163,367
Dividends and interest	–	45,291	328,376	1,188,875	9,742,968
Investments sold	758,166	1,529,487	1,173,980	–	17,478,934
Investments sold on an extended settlement basis	–	–	–	–	202,500
Securities lending income	–	38,320	42,193	2,832	27,659
Prepaid expenses and other assets	30,891	13,003	37,795	55,163	43,092
Due from investment adviser for expense reimbursements/fee waivers	25,517	14,317	40,966	32,354	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	502,807

TOTAL ASSETS	927,535,676	188,524,336	567,642,349	795,484,992	877,853,800

LIABILITIES:
Payable for:
Fund shares reacquired	763,242	3,847	9,400	369,264	53,828
Investments purchased	–	116,832	2,306,950	–	21,558,450
Investments purchased on an extended settlement basis	–	–	–	–	5,047,138
Investment advisory and management fees	71,566	108,170	280,181	153,112	307,034
Shareholder services	–	32,605	106,287	153,112	151,397
Administrative service fees	–	8,777	28,613	41,218	40,756
Transfer agent fees and expenses	357	712	624	357	980
Trustees’ fees and expenses	39,439	7,617	37,434	60,939	54,573
Other accrued expenses	60,099	43,438	104,459	89,424	144,730
Accrued foreign tax on capital gains	–	–	–	–	–
Collateral upon return of securities loaned	–	14,216,084	23,377,410	123,926	56,401,156
Variation margin on futures contracts	–	–	238,480	273,075	–
Due to custodian	–	–	–	–	–
Due to broker	–	–	8,184	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	31,032

TOTAL LIABILITIES	934,703	14,538,082	26,498,022	1,264,427	83,791,074

NET ASSETS	$926,600,973	$173,986,254	$541,144,327	$794,220,565	$794,062,726

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$619,519	$87,010	$356,088	$355,246	$700,749
Additional paid in capital	797,359,605	113,399,631	408,354,460	467,299,329	773,830,679
Accumulated undistributed net investment income (loss)	14,200,930	(898,952)	7,052,565	17,406,460	39,322,335
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	39,951,791	20,592,715	50,918,947	53,167,092	(12,933,464)
Unrealized appreciation (depreciation) on investments	74,469,128	40,805,850	74,810,629	255,608,483	(7,340,341)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	–	–	(348,362)	383,955	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	482,768
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$926,600,973	$173,986,254	$541,144,327	$794,220,565	$794,062,726

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	61,951,917	8,700,957	35,608,807	35,524,590	70,074,862
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.96	$20.00	$15.20	$22.36	$11.33

*Cost
Investments (unaffiliated)	$–	$146,046,118	$475,262,454	$520,860,347	$853,455,084

Investments (affiliated)	$852,232,067	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$1,963

† Including securities on loan	$–	$37,579,791	$73,013,359	$29,174,511	$77,262,537

See Notes To Financial Statements

118

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2018 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	GOVERNMENT MONEY MARKET II FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$498,867	$–	$34,207	$–
Dividends (affiliated)	–	–	–	–	–
Securities lending income	–	8,504	–	108,053	–
Interest (unaffiliated)	–	1,705	–	19,389,177	734,731

Total investment income*	–	509,076	–	19,531,437	734,731

EXPENSES:
Investment advisory and management fees	293,820	261,916	168,376	2,469,658	158,876
Administrative service fee	–	31,962	–	385,257	42,635
Shareholder services fee	–	119,053	–	1,435,060	158,876
Transfer agent fees and expenses	732	1,463	732	1,463	550
Custodian and accounting fees	5,951	9,147	5,951	41,367	7,429
Reports to shareholders	29,101	4,627	17,733	61,493	7,680
Audit and tax fees	15,679	17,593	15,664	23,549	20,424
Legal fees	15,802	7,782	11,892	24,411	8,494
Trustees’ fees and expenses	24,167	3,870	14,576	47,099	6,207
Interest expense	–	–	–	–	–
Other expenses	10,333	6,870	6,991	12,609	6,629

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	395,585	464,283	241,915	4,501,966	417,800

Fees waived and expenses reimbursed by investment adviser (Note 3)	(101,764)	(59,504)	(73,538)	(81,981)	(68,274)
Fees paid indirectly (Note 7)	–	(3,152)	–	–	–

Net expenses	293,821	401,627	168,377	4,419,985	349,526

Net investment income (loss)	(293,821)	107,449	(168,377)	15,111,452	385,205

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	–	6,292,447	–	1,376,488	(7,165)
Investments (affiliated)	18,319,866	–	6,378,779	–	–
Futures contracts	–	–	–	–	–
Forward contracts	–	–	–	–	–
Swap contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	18,319,866	6,292,447	6,378,779	1,376,488	(7,165)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	–	4,389,795	–	(36,587,286)	–
Investments (affiliated)	17,661,291	–	2,272,795	–	–
Futures contracts	–	–	–	–	–
Forward contracts	–	–	–	–	–
Swap contracts	–	–	–	–	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	17,661,291	4,389,795	2,272,795	(36,587,286)	–

Net realized and unrealized gain (loss) on investments and foreign currencies	35,981,157	10,682,242	8,651,574	(35,210,798)	(7,165)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,687,336	$10,789,691	$8,483,197	$(20,099,346)	$378,040

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$(3,394)	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

119

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2018 (unaudited) — (continued)

	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$33,576	$3,028,576	$2,490,843	$488,882	$6,967,913
Dividends (affiliated)	–	–	–	–	–
Securities lending income	190,052	476,209	5,613	27,137	529,105
Interest (unaffiliated)	17,046,901	47,547	17,163	467	5,013

Total investment income*	17,270,529	3,552,332	2,513,619	516,486	7,502,031

EXPENSES:
Investment advisory and management fees	1,723,506	2,920,421	608,918	550,363	3,633,825
Administrative service fee	190,588	240,916	81,726	49,215	354,674
Shareholder services fee	710,155	897,135	304,459	183,275	1,321,334
Transfer agent fees and expenses	1,463	1,099	1,098	1,280	1,647
Custodian and accounting fees	25,513	90,450	7,560	9,506	39,263
Reports to shareholders	32,018	32,158	12,408	27,497	57,941
Audit and tax fees	21,252	29,889	17,533	17,588	17,791
Legal fees	15,860	23,646	10,217	8,515	24,140
Trustees’ fees and expenses	26,443	25,721	10,585	5,496	46,027
Interest expense	–	–	977	–	–
Other expenses	9,367	15,539	21,485	6,414	21,711

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	2,756,165	4,276,974	1,076,966	859,149	5,518,353

Fees waived and expenses reimbursed by investment adviser (Note 3)	(29,169)	(688,436)	(90,515)	(236,014)	–
Fees paid indirectly (Note 7)	–	–	(9,202)	(401)	(1,485)

Net expenses	2,726,996	3,588,538	977,249	622,734	5,516,868

Net investment income (loss)	14,543,533	(36,206)	1,536,370	(106,248)	1,985,163

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	135,063	44,053,591	10,977,715	3,363,429	74,859,206
Investments (affiliated)	–	–	–	–	–
Futures contracts	–	–	–	–	–
Forward contracts	(384,048)	–	–	–	–
Swap contracts	362,228	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	4,186	(173,104)	–	8	(24,743)
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	117,429	43,880,487	10,977,715	3,363,437	74,834,463

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(6,642,595)	31,588,229	10,131,168	13,939,417	6,310,939
Investments (affiliated)	–	–	–	–	–
Futures contracts	–	–	–	–	–
Forward contracts	201,508	–	–	–	–
Swap contracts	(64,506)	–	–	–	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(1,916)	9,669	80	(12)	(32)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	(232,312)	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(6,507,509)	31,365,586	10,131,248	13,939,405	6,310,907

Net realized and unrealized gain (loss) on investments and foreign currencies	(6,390,080)	75,246,073	21,108,963	17,302,842	81,145,370

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,153,453	$75,209,867	$22,645,333	$17,196,594	$83,130,533

* Net of foreign withholding taxes on interest and dividends of	$–	$252,349	$1,162	$4,750	$8,769

** Net of foreign withholding taxes on capital gains of	$–	$32,201	$–	$–	$–

See Notes to Financial Statements

120

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2018 (unaudited) — (continued)

	MODERATE GROWTH LIFESTYLE FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$292,638	$5,566,746	$7,234,891	$13,311
Dividends (affiliated)	–	–	–	–	–
Securities lending income	–	192,157	301,178	27,145	140,146
Interest (unaffiliated)	–	2,361	13,313	36,478	16,576,471

Total investment income*	–	487,156	5,881,237	7,298,514	16,729,928

EXPENSES:
Investment advisory and management fees	460,934	657,105	1,854,104	1,000,312	1,924,103
Administrative service fee	–	53,078	188,867	268,502	253,606
Shareholder services fee	–	197,597	703,580	1,000,312	944,974
Transfer agent fees and expenses	732	1,463	1,280	732	2,013
Custodian and accounting fees	6,094	8,602	55,574	18,193	53,342
Reports to shareholders	46,131	12,393	28,662	44,467	47,100
Audit and tax fees	15,711	17,472	18,533	18,734	23,632
Legal fees	21,316	8,513	15,590	19,866	18,857
Trustees’ fees and expenses	38,267	5,023	23,645	35,044	35,620
Interest expense	–	334	–	722	–
Other expenses	12,761	7,107	15,356	15,864	11,126

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	601,946	968,687	2,905,191	2,422,748	3,314,373

Fees waived and expenses reimbursed by investment adviser (Note 3)	(141,011)	(51,837)	(231,584)	(182,050)	–
Fees paid indirectly (Note 7)	–	(2,284)	(11,238)	–	–

Net expenses	460,935	914,566	2,662,369	2,240,698	3,314,373

Net investment income (loss)	(460,935)	(427,410)	3,218,868	5,057,816	13,415,555

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	–	14,796,404	14,760,307	37,352,927	5,635,617
Investments (affiliated)	25,149,553	–	–	–	–
Futures contracts	–	–	1,298,348	3,687,568	–
Forward contracts	–	–	–	–	(2,094,427)
Swap contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	(185,015)
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	25,149,553	14,796,404	16,058,655	41,040,495	3,356,175

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	–	11,031,109	8,614,696	37,681,361	(21,472,558)
Investments (affiliated)	21,262,210	–	–	–	–
Futures contracts	–	–	(417,180)	58,201	–
Forward contracts	–	–	–	–	1,289,415
Swap contracts	–	–	–	–	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	(24,666)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	21,262,210	11,031,109	8,197,516	37,739,562	(20,207,809)

Net realized and unrealized gain (loss) on investments and foreign currencies	46,411,763	25,827,513	24,256,171	78,780,057	(16,851,634)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,950,828	$25,400,103	$27,475,039	$83,837,873	$(3,436,079)

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$1,459	$–	$1,470

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

121

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(293,821)	$8,039,961	$107,449	$439,879	$(168,377)	$7,627,324	$15,111,452	$25,708,094
Net realized gain (loss) on investments and foreign currencies	18,319,866	20,287,656	6,292,447	6,860,463	6,378,779	2,464,717	1,376,488	5,729,800
Net unrealized gain (loss) on investments and foreign currencies	17,661,291	26,787,375	4,389,795	4,264,888	2,272,795	8,295,447	(36,587,286)	(19,018,763)

Net increase (decrease) in net assets resulting from operations	35,687,336	55,114,992	10,789,691	11,565,230	8,483,197	18,387,488	(20,099,346)	12,419,131

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(10,175,052)	–	(426,761)	–	(8,581,634)	–	(27,768,658)
Net realized gain on securities	–	(30,381,170)	–	(7,982,648)	–	(2,821,833)	–	–

Total distributions to shareholders	–	(40,556,222)	–	(8,409,409)	–	(11,403,467)	–	(27,768,658)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(12,451,665)	18,039,259	(2,604,932)	3,477,697	(4,170,331)	(1,466,664)	94,662,595	(71,629,262)

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,235,671	32,598,029	8,184,759	6,633,518	4,312,866	5,517,357	74,563,249	(86,978,789)
NET ASSETS:
Beginning of period	567,843,228	535,245,199	91,579,180	84,945,662	333,906,989	328,389,632	1,115,936,192	1,202,914,981

End of period†	$591,078,899	$567,843,228	$99,763,939	$91,579,180	$338,219,855	$333,906,989	$1,190,499,441	$1,115,936,192

† Includes accumulated undistributed net investment income (loss) of	$7,797,775	$8,091,596	$562,076	$454,627	$7,472,193	$7,640,570	$44,437,499	$29,326,047

See Notes to Financial Statements

122

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT MONEY MARKET II FUND		HIGH YIELD BOND FUND		INTERNATIONAL OPPORTUNITIES FUND		LARGE CAP VALUE FUND
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$385,205	$215,117	$14,543,533	$31,598,543	$(36,206)	$4,850,356	$1,536,370	$2,882,419
Net realized gain (loss) on investments and foreign currencies	(7,165)	835	117,429	7,771,336	43,880,487	50,182,602	10,977,715	28,035,120
Net unrealized gain (loss) on investments and foreign currencies	–	–	(6,507,509)	4,614,284	31,365,586	69,213,570	10,131,248	(669,760)

Net increase (decrease) in net assets resulting from operations	378,040	215,952	8,153,453	43,984,163	75,209,867	124,246,528	22,645,333	30,247,779

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(385,205)	(215,117)	–	(27,551,970)	–	(8,336,334)	–	(3,093,065)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	(385,205)	(215,117)	–	(27,551,970)	–	(8,336,334)	–	(3,093,065)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(6,305,758)	(8,347,410)	(574,392)	(45,631,105)	4,716,709	(40,867,899)	1,177,561	(31,372,481)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,312,923)	(8,346,575)	7,579,061	(29,198,912)	79,926,576	75,042,295	23,822,894	(4,217,767)
NET ASSETS:
Beginning of period	132,944,148	141,290,723	561,479,635	590,678,547	671,097,442	596,055,147	226,626,417	230,844,184

End of period†	$126,631,225	$132,944,148	$569,058,696	$561,479,635	$751,024,018	$671,097,442	$250,449,311	$226,626,417

† Includes accumulated undistributed net investment income (loss) of	$(1,675)	$(1,675)	$45,602,133	$31,058,600	$1,663,972	$1,700,178	$4,472,857	$2,936,487

See Notes to Financial Statements

123

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP GROWTH FUND		MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		SMALL CAP GROWTH FUND
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(106,248)	$50,663	$1,985,163	$3,371,970	$(460,935)	$14,588,402	$(427,410)	$(595,878)
Net realized gain (loss) on investments and foreign currencies	3,363,437	29,162,133	74,834,463	75,004,096	25,149,553	19,600,743	14,796,404	8,062,842
Net unrealized gain (loss) on investments and foreign currencies	13,939,405	(7,436,232)	6,310,907	29,953,316	21,262,210	36,118,299	11,031,109	19,389,509

Net increase (decrease) in net assets resulting from operations	17,196,594	21,776,564	83,130,533	108,329,382	45,950,828	70,307,444	25,400,103	26,856,473

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	–	(6,004,897)	–	(18,966,348)	–	–
Net realized gain on securities	–	–	–	(62,435,557)	–	(34,930,260)	–	(6,507,357)

Total distributions to shareholders	–	–	–	(68,440,454)	–	(53,896,608)	–	(6,507,357)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	7,072,873	(8,561,660)	(124,318,546)	8,580,475	(15,695,363)	32,960,768	11,255,801	17,097,650

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,269,467	13,214,904	(41,188,013)	48,469,403	30,255,465	49,371,604	36,655,904	37,446,766
NET ASSETS:
Beginning of period	133,988,447	120,773,543	1,046,045,588	997,576,185	896,345,508	846,973,904	137,330,350	99,883,584

End of period†	$158,257,914	$133,988,447	$1,004,857,575	$1,046,045,588	$926,600,973	$896,345,508	$173,986,254	$137,330,350

† Includes accumulated undistributed net investment income (loss) of	$(40,944)	$65,304	$5,832,907	$3,847,744	$14,200,930	$14,661,865	$(898,952)	$(471,542)

See Notes to Financial Statements

124

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		SOCIALLY RESPONSIBLE FUND		STRATEGIC BOND FUND
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$3,218,868	$3,854,924	$5,057,816	$11,471,912	$13,415,555	$27,856,794
Net realized gain (loss) on investments and foreign currencies	16,058,655	48,420,076	41,040,495	15,358,164	3,356,175	11,427,449
Net unrealized gain (loss) on investments and foreign currencies	8,197,516	6,888,705	37,739,562	75,594,017	(20,207,809)	(3,545,329)

Net increase (decrease) in net assets resulting from operations	27,475,039	59,163,705	83,837,873	102,424,093	(3,436,079)	35,738,914

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(4,928,560)	–	(10,837,307)	–	(28,271,122)
Net realized gain on securities	–	(19,876,650)	–	(53,375,309)	–	–

Total distributions to shareholders	–	(24,805,210)	–	(64,212,616)	–	(28,271,122)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(15,835,485)	(18,636,828)	(89,515,156)	4,865,815	48,443,853	(81,877,029)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,639,554	15,721,667	(5,677,283)	43,077,292	45,007,774	(74,409,237)
NET ASSETS:
Beginning of period	529,504,773	513,783,106	799,897,848	756,820,556	749,054,952	823,464,189

End of period†	$541,144,327	$529,504,773	$794,220,565	$799,897,848	$794,062,726	$749,054,952

† Includes accumulated undistributed net investment income (loss) of	$7,052,565	$3,833,697	$17,406,460	$12,348,644	$39,322,335	$25,906,780

See Notes to Financial Statements

125

VALIC Company II

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware statutory trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively, the “Funds,” or each, a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Growth Fund
Capital Appreciation Fund	Mid Cap Value Fund
Conservative Growth Lifestyle Fund*	Moderate Growth Lifestyle Fund*
Core Bond Fund	Small Cap Growth Fund
Government Money Market II Fund	Small Cap Value Fund
High Yield Bond Fund	Socially Responsible Fund
International Opportunities Fund	Strategic Bond Fund
Large Cap Value Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in either the VALIC Company I (“VC I”) or VC II mutual funds.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

A. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of February 28, 2018, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the

126

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NOTES TO FINANCIAL STATEMENTS — (continued)

reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Government Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

B. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual

127

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NOTES TO FINANCIAL STATEMENTS — (continued)

payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Futures: During the period, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the High Yield Bond Fund used credit default swaps to manage credit risk (i.e., hedging), enhance returns, and as a substitute for physical securities.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit

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default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Funds may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Fund may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following tables represent the value of derivatives held as of February 28, 2018, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended February 28, 2018. For a detailed presentation of derivatives held as of February 28, 2018, please refer to the schedule following the Portfolio of Investments.

	Asset Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)(6)	Swap Contracts(2)	Forward Foreign Currency Contracts(3)
High Yield Bond	$—	$—	$116,850	$116,850
Small Cap Value	—	—	—	—
Socially Responsible	—	—	—	—
Strategic Bond	—	—	502,807	502,807

	Liability Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)(6)	Swap Contracts(4)	Forward Foreign Currency Contracts(5)
High Yield Bond	$—	$—	$—	$—
Small Cap Value	238,480	—	—	238,480
Socially Responsible	273,075	—	—	273,075
Strategic Bond	—	—	31,032	31,032

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Unrealized appreciation on forward foreign currency contracts
(4)	Unrealized depreciation on swap contracts
(5)	Unrealized depreciation on forward foreign currency contracts
(6)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Unrealized Appreciation (Depreciation)
Small Cap Value	$(348,362)
Socially Responsible	383,955

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	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)	Swap Contracts(2)	Forward Foreign Currency Contracts(3)
High Yield Bond	$—	$362,228	$(384,048)	$(21,820)
Small Cap Value	1,298,348	—	—	1,298,348
Socially Responsible	3,687,568	—	—	3,687,568
Strategic Bond	—	—	(2,094,427)	(2,094,427)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(4)	Swap Contracts(5)	Forward Foreign Currency Contracts(6)
High Yield Bond	$—	$(64,506)	$201,508	$137,002
Small Cap Value	(417,180)	—	—	(417,180)
Socially Responsible	58,201	—	—	58,201
Strategic Bond	—	—	1,289,415	1,289,415

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on forward contracts
(4)	Change in unrealized appreciation (depreciation) on futures contracts
(5)	Change in unrealized appreciation (depreciation) on swap contracts
(6)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the six months ended February 28, 2018.

	Average Amount Outstanding During the Year
Fund	Futures Contracts(1)	Credit Swap Contracts(1)	Foreign Exchange Contracts(1)
High Yield Bond	$—	$6,693,333	$11,222,849
Small Cap Value	14,380,521	—	—
Socially Responsible	34,326,979	—	—
Strategic Bond	—	—	55,566,326

(1)	Amounts represent notional amounts in U.S. dollars.

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The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of February 28, 2018. The repurchase agreements held by the Funds and securities on loan as of February 28, 2018, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments of each Fund and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Toronto Dominion Bank	$116,850	$—	$—	$116,850	$—	$—	$—	$—	$116,850	$—	$116,850

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

C. Stripped Mortgage-Backed Securities

Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

D. Mortgage-Backed Dollar Rolls

During the six months ended February 28, 2018, the Core Bond Fund and the Strategic Bond Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund‘s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

E. When-Issued Securities and Forward Commitments

Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended February 28, 2018, the Core Bond Fund and the Strategic Bond Fund purchased and/or sold when-issued securities. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

F. Loans

The Fund invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

G. Inflation-Indexed Bonds

Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in

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their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

H. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Series’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

I. Investment Securities Loaned

To realize additional income, a Fund, except for Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, and the Government Money Market II Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statements of Operations as securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

J. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Lifestyle Funds, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the Underlying Funds.

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Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 — 2016 or expected to be taken in each Fund’s 2017 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2014.

K. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
Government Money Market II Fund	0.25%
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million

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NOTES TO FINANCIAL STATEMENTS — (continued)

Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the next $300 million
0.45% on assets over $500 million

VALIC has entered into subadvisory agreements with the following:

Delaware Investments Fund Advisers (“Delaware Investments”)—subadviser for a portion of the International Opportunities Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and the Small Cap Value Fund.

Janus Capital Management, LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Opportunities Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”)—subadviser for a portion of the Mid Cap Value Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Government Money Market II Fund and the Socially Responsible Fund.

The Boston Company Asset Management, LLC (“The Boston Co.”)—subadviser for the Capital Appreciation Fund and a portion of the Large Cap Value Fund.

Wellington Management Company LLP—subadviser for the High Yield Bond Fund, Mid Cap Growth Fund and a portion of the Mid Cap Value Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund’s average daily net assets through December 31, 2018. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. The contractual expense waivers and fee reimbursements will continue until December 31, 2018, subject to termination by the Board, including a majority of the Trustees who are not interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (the “Disinterested Trustees”).

Fund	Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
Government Money Market II	0.55%
High Yield Bond	0.96%
International Opportunities	1.00%
Large Cap Value	0.81%
Mid Cap Growth	0.85%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Small Cap Growth	1.16%
Small Cap Value	0.95%
Socially Responsible	0.56%
Strategic Bond	0.89%

135

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

For the six months ended February 28, 2018, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$101,764
Capital Appreciation	59,504
Conservative Growth Lifestyle	73,538
Core Bond	81,981
Government Money Market II	68,274
High Yield Bond	29,169
International Opportunities	688,436
Large Cap Value	90,515
Mid Cap Growth	236,014
Moderate Growth Lifestyle	141,011
Small Cap Growth	51,837
Small Cap Value	231,584
Socially Responsible	182,050

VALIC may also voluntarily waive fees and/or reimburse expenses to avoid a negative yield on the Government Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market II Fund will be able to avoid a negative yield. For the six months ended February 28, 2018, VALIC did not voluntarily waive expenses to avoid a negative yield for the Government Money Market II Fund.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”), an affiliate of VALIC. SunAmerica receives from each Fund in the Series, other than the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee†: 0.0075% on the first $75 billion; 0.0060% on the next $25 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. For the six months ended February 28, 2018, the Administrator earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC I an annual fee of $132,510, which is allocated to each Fund in the Series and VC I based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the six months ended February 28, 2018, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the six months ended February 28, 2018, VALIC earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to three different affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the six months ended February 28, 2018, VC II has deferred $10,938 of trustee compensation.

†	Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.”

136

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

At February 28, 2018, the following affiliates owned outstanding shares of the following Funds:

	Holder
Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VALIC Co. I Dynamic Allocation Fund	VC II Aggressive Growth Lifestyle	VC II Conservative Growth Lifestyle	VC II Moderate Growth Lifestyle
Aggressive Growth Lifestyle	0.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%
Capital Appreciation	0.00%	0.00%	43.04%	7.46%	21.05%	4.18%	24.27%
Conservative Growth Lifestyle	0.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%
Core Bond	0.00%	0.00%	87.85%	1.17%	1.43%	3.41%	6.14%
Government Money Market II	0.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%
High Yield Bond	0.02%	0.00%	83.40%	0.49%	2.44%	6.49%	7.16%
International Opportunities	0.00%	0.00%	91.34%	0.28%	3.44%	0.95%	3.99%
Large Cap Value	0.00%	0.00%	79.79%	1.19%	7.14%	2.21%	9.67%
Mid Cap Growth	0.00%	0.00%	89.19%	1.34%	5.02%	0.22%	4.23%
Mid Cap Value	0.27%	0.00%	84.67%	0.20%	5.26%	1.54%	8.06%
Moderate Growth Lifestyle	0.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%
Small Cap Growth	0.00%	0.00%	75.61%	2.52%	8.90%	2.99%	9.98%
Small Cap Value	0.00%	0.00%	75.71%	0.73%	8.63%	2.95%	11.98%
Socially Responsible	0.01%	0.00%	99.99%	0.00%	0.00%	0.00%	0.00%
Strategic Bond	0.06%	0.01%	76.42%	0.56%	1.72%	8.44%	12.79%

As disclosed in the Portfolio of Investments, certain Funds own shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the six months ended February 28, 2018, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2017	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2018
VALIC Co. I Blue Chip Growth Fund	$—	$—	$16,730,155	$—	$6,151,355	$711,133	$1,592,394	$12,882,327
VALIC Co. I Capital Conservation Fund	—	—	12,632,750	1,142,288	—	—	(320,335)	13,454,703
VALIC Co. I Dividend Value Fund	—	—	19,508,946	6,860,776	—	—	1,350,232	27,719,954
VALIC Co. I Emerging Economies Fund	—	—	—	17,333,366	—	—	(226,239)	17,107,127
VALIC Co. I Foreign Value Fund	—	—	27,018,339	6,099,826	—	—	426,807	33,544,972
VALIC Co. I Global Real Estate Fund	—	—	31,816,933	—	9,600,671	(425,525)	277,161	22,067,898
VALIC Co. I Government Securities Fund	—	—	12,197,539	—	2,541,778	(94,357)	(209,768)	9,351,636
VALIC Co. I Inflation Protected Fund	—	—	44,831,484	—	9,254,577	249,695	(309,292)	35,517,310
VALIC Co. I International Equities Index Fund	—	—	19,340,521	28,717,196	—	—	433,694	48,491,411
VALIC Co. I International Government Bond Fund	—	—	4,632,914	1,604,427	—	—	(26,638)	6,210,703
VALIC Co. I International Growth Fund	—	—	10,726,137	—	597,628	(785)	756,692	10,884,416
VALIC Co. I Large Cap Core Fund	—	—	3,466,268	565,506	—	—	284,047	4,315,821
VALIC Co. I Mid Cap Index Fund	—	—	40,309,262	6,731,408	30,978,466	4,826,798	(751,540)	20,137,462
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	5,960,702	727,049	—	—	685,608	7,373,359
VALIC Co. I Nasdaq-100 Index Fund	—	—	8,171,760	2,615,481	3,668,302	1,583,700	(616,628)	8,086,011
VALIC Co. I Science & Technology Fund	—	—	6,770,137	3,067,579	1,892,253	361,212	783,042	9,089,717
VALIC Co. I Small Cap Index Fund	—	—	53,102,000	—	28,990,838	2,472,386	1,970,039	28,553,587
VALIC Co. I Small Cap Special Values Fund	—	—	23,628,564	1,936,945	2,122,997	767,646	1,658,746	25,868,904
VALIC Co. I Stock Index Fund	—	—	11,085,532	14,942,236	14,026,124	1,536,927	(715,421)	12,823,150
VALIC Co. I Value Fund	—	—	3,730,271	1,253,052	—	—	392,324	5,375,647
VALIC Co. II Capital Appreciation Fund	—	—	19,206,654	—	468,908	300,476	1,967,136	21,005,358
VALIC Co. II Core Bond Fund	—	—	17,266,793	—	—	—	(278,747)	16,988,046
VALIC Co. II High Yield Bond Fund	—	—	11,432,397	5,937,593	3,523,939	140,775	(68,404)	13,918,422
VALIC Co. II International Opportunities Fund	—	—	17,729,802	5,824,095	—	—	2,242,133	25,796,030
VALIC Co. II Large Cap Value Fund	—	—	12,595,944	3,931,295	—	—	1,361,225	17,888,464
VALIC Co. II Mid Cap Growth Fund	—	—	6,315,418	831,422	—	—	794,129	7,940,969
VALIC Co. II Mid Cap Value Fund	—	—	54,391,014	6,805,808	13,465,882	4,621,296	506,800	52,859,036
VALIC Co. II Small Cap Growth Fund	—	—	14,494,119	707,525	2,406,979	727,980	1,956,336	15,478,981
VALIC Co. II Small Cap Value Fund	—	—	44,326,574	3,418,665	3,409,528	498,876	1,890,024	46,724,611
VALIC Co. II Strategic Bond Fund	—	—	14,514,910	3,272,830	4,005,334	41,633	(144,266)	13,679,773

	$—	$—	$567,933,839	$124,326,368	$137,105,559	$18,319,866	$17,661,291	$591,135,805

†	Includes reinvestment of distributions paid.

137

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2017	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2018
VALIC Co. I Blue Chip Growth Fund	$—	$—	$2,031,075	$—	$2,157,471	$360,514	$(234,118)	$—
VALIC Co. I Capital Conservation Fund	—	—	16,948,814	1,353,471	—	—	(425,293)	17,876,992
VALIC Co. I Dividend Value Fund	—	—	8,096,520	788,806	—	—	658,462	9,543,788
VALIC Co. I Emerging Economies Fund	—	—	—	4,472,292	—	—	(58,373)	4,413,919
VALIC Co. I Foreign Value Fund	—	—	5,452,745	6,889,914	—	—	(227,973)	12,114,686
VALIC Co. I Global Real Estate Fund	—	—	8,640,984	—	5,520	7	(142,563)	8,492,908
VALIC Co. I Government Securities Fund	—	—	1,131,202	—	1,126,437	8,086	(12,851)	—
VALIC Co. I Inflation Protected Fund	—	—	36,953,090	—	5,980,402	15,315	(80,832)	30,907,171
VALIC Co. I International Equities Index Fund	—	—	1,855,422	18,101,499	1,902,925	142,096	(421,231)	17,774,861
VALIC Co. I International Government Bond Fund	—	—	6,182,038	745,796	—	—	(39,039)	6,888,795
VALIC Co. I International Growth Fund	—	—	1,837,975	—	580,181	126,676	(13,482)	1,370,988
VALIC Co. I Large Cap Core Fund	—	—	1,378,510	266,997	—	—	114,158	1,759,665
VALIC Co. I Mid Cap Index Fund	—	—	13,705,807	4,421,900	13,865,132	1,210,617	408,755	5,881,947
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	530,039	—	240,306	25,304	40,498	355,535
VALIC Co. I Nasdaq-100 Index Fund	—	—	858,874	1,377,486	904,949	311,125	(217,027)	1,425,509
VALIC Co. I Science & Technology Fund	—	—	896,985	1,376,945	965,153	240,726	(117,169)	1,432,334
VALIC Co. I Small Cap Index Fund	—	—	16,618,443	—	13,897,136	1,585,442	(84,442)	4,222,307
VALIC Co. I Small Cap Special Values Fund	—	—	11,778,047	1,663,746	965,852	330,777	940,506	13,747,224
VALIC Co. I Stock Index Fund	—	—	—	340,579	—	—	12,233	352,812
VALIC Co. I Value Fund	—	—	934,943	236,503	—	—	116,835	1,288,281
VALIC Co. II Capital Appreciation Fund	—	—	4,063,849	—	362,781	246,791	217,930	4,165,789
VALIC Co. II Core Bond Fund	—	—	48,091,167	—	6,826,805	70,633	(753,630)	40,581,365
VALIC Co. II High Yield Bond Fund	—	—	32,784,328	5,641,860	1,904,926	12,274	385,872	36,919,408
VALIC Co. II International Opportunities Fund	—	—	4,667,617	1,838,090	—	—	640,967	7,146,674
VALIC Co. II Large Cap Value Fund	—	—	3,866,886	1,155,567	—	—	504,023	5,526,476
VALIC Co. II Mid Cap Growth Fund	—	—	794,957	—	546,549	76,118	31,223	355,749
VALIC Co. II Mid Cap Value Fund	—	—	20,983,477	1,279,624	8,546,199	1,531,338	230,826	15,479,066
VALIC Co. II Small Cap Growth Fund	—	—	1,571,929	3,338,454	—	—	296,354	5,206,737
VALIC Co. II Small Cap Value Fund	—	—	14,675,997	1,831,294	1,345,516	192,486	594,637	15,948,898
VALIC Co. II Strategic Bond Fund	—	—	66,611,658	9,499,879	8,858,482	(107,546)	(92,461)	67,053,048

	$—	$—	$333,943,378	$66,620,702	$70,982,722	$6,378,779	$2,272,795	$338,232,932

†	Includes reinvestment of distributions paid.

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2017	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2018
VALIC Co. I Blue Chip Growth Fund	$—	$—	$19,386,223	$—	$2,760,777	$363,097	$2,782,501	$19,771,044
VALIC Co. I Capital Conservation Fund	—	—	37,327,158	—	—	—	(861,972)	36,465,186
VALIC Co. I Dividend Value Fund	—	—	26,043,347	6,979,262	—	—	1,996,711	35,019,320
VALIC Co. I Emerging Economies Fund	—	—	—	14,220,025	—	—	(185,603)	14,034,422
VALIC Co. I Foreign Value Fund	—	—	29,680,670	9,455,373	—	—	315,970	39,452,013
VALIC Co. I Global Real Estate Fund	—	—	34,353,087	—	9,701,019	(154,052)	(51,166)	24,446,850
VALIC Co. I Government Securities Fund	—	—	12,902,011	1,209,492	9,676,910	49,989	(269,065)	4,215,517
VALIC Co. I Inflation Protected Fund	—	—	79,813,437	—	14,984,557	413,202	(537,961)	64,704,121
VALIC Co. I International Equities Index Fund	—	—	25,271,227	33,914,256	—	—	1,012,835	60,198,318
VALIC Co. I International Government Bond Fund	—	—	5,480,105	6,616,216	—	—	(56,385)	12,039,936
VALIC Co. I International Growth Fund	—	—	10,314,923	—	1,539,321	75,650	618,297	9,469,549
VALIC Co. I Large Cap Core Fund	—	—	4,571,525	855,474	—	—	377,731	5,804,730
VALIC Co. I Mid Cap Index Fund	—	—	62,734,673	9,238,197	54,471,774	6,637,751	(400,645)	23,738,202
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	6,099,996	—	1,036,760	(79,654)	809,515	5,793,097
VALIC Co. I Nasdaq-100 Index Fund	—	—	9,314,923	3,491,234	2,504,978	1,275,521	(16,326)	11,560,374
VALIC Co. I Science & Technology Fund	—	—	8,931,132	3,688,046	1,571,780	297,545	1,288,668	12,633,611
VALIC Co. I Small Cap Index Fund	—	—	79,710,727	—	51,135,305	6,326,627	233,332	35,135,381
VALIC Co. I Small Cap Special Values Fund	—	—	35,071,582	3,125,463	3,484,805	1,230,958	2,399,648	38,342,846
VALIC Co. I Stock Index Fund	—	—	2,667,687	3,744,878	2,709,353	134,807	41,372	3,879,391

138

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Moderate Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at 08/31/2017	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2018
VALIC Co. I Value Fund	$—	$—	$4,696,249	$1,013,019	$—	$—	$540,036	$6,249,304
VALIC Co. II Capital Appreciation Fund	—	—	22,429,483	—	844,298	532,020	2,097,330	24,214,535
VALIC Co. II Core Bond Fund	—	—	86,215,945	5,980,542	17,835,192	(211,759)	(1,018,294)	73,131,242
VALIC Co. II High Yield Bond Fund	—	—	41,450,293	4,555,037	5,741,612	358,653	136,918	40,759,289
VALIC Co. II International Opportunities Fund	—	—	21,791,826	5,669,345	—	—	2,527,834	29,989,005
VALIC Co. II Large Cap Value Fund	—	—	15,056,629	7,266,002	—	—	1,889,507	24,212,138
VALIC Co. II Mid Cap Growth Fund	—	—	6,599,696	—	757,483	178,720	669,587	6,690,520
VALIC Co. II Mid Cap Value Fund	—	—	77,160,262	12,897,559	16,355,004	5,982,160	1,329,945	81,014,922
VALIC Co. II Small Cap Growth Fund	—	—	11,804,840	5,424,475	2,546,356	790,957	1,896,187	17,370,103
VALIC Co. II Small Cap Value Fund	—	—	58,935,035	8,230,014	5,757,130	869,003	2,570,770	64,847,692
VALIC Co. II Strategic Bond Fund	—	—	60,670,802	43,674,968	2,030,524	78,358	(875,067)	101,518,537

	$—	$—	$896,485,493	$191,248,877	$207,444,938	$25,149,553	$21,262,210	$926,701,195

†	Includes reinvestment of distributions paid.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended February 28, 2018 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$124,326,368	$137,105,559	$—	$—
Capital Appreciation	23,603,784	25,592,870	—	—
Conservative Growth Lifestyle	66,620,702	70,982,722	—	—
Core Bond	390,112,558	284,978,413	154,207,131	105,458,705
Government Money Market II	—	—	—	—
High Yield Bond	105,214,423	81,530,844	—	—
International Opportunities	154,384,070	159,205,042	—	—
Large Cap Value	122,982,575	120,239,430	—	—
Mid Cap Growth	29,036,637	21,562,726	—	—
Mid Cap Value	210,985,452	328,530,774	—	—
Moderate Growth Lifestyle	191,248,877	207,444,938	—	—
Small Cap Growth	46,357,422	35,194,820	—	—
Small Cap Value	91,959,610	97,864,928	—	—
Socially Responsible	40,165,744	118,397,485	—	—
Strategic Bond	458,077,954	401,349,268	60,874,721	48,969,196

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, treatment of deferred compensation, late year ordinary losses, straddles, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at February 28, 2018.

Fund	Identified Cost of Investments Owned@	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Aggressive Growth Lifestyle	$537,032,411	$58,897,753	$(4,794,359)	$54,103,394
Capital Appreciation	76,819,260	25,670,341	(1,387,221)	24,283,120
Conservative Growth Lifestyle	328,476,606	12,718,243	(2,961,917)	9,756,326
Core Bond	1,243,788,492	7,528,460	(26,981,022)	(19,452,562)
Government Money Market II	122,708,056	—	—	—
High Yield Bond	593,617,901	16,982,734	(11,173,922)	5,808,812
International Opportunities	579,164,204	201,386,122	(11,707,985)	189,678,137
Large Cap Value	222,569,585	33,988,213	(5,988,425)	27,999,788

139

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Identified Cost of Investments Owned@	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Mid Cap Growth	$144,705,971	$23,907,477	$(4,603,416)	$19,304,061
Mid Cap Value	862,932,357	190,126,101	(40,516,619)	149,609,482
Moderate Growth Lifestyle	857,817,903	77,322,696	(8,439,404)	68,883,292
Small Cap Growth	146,449,945	45,747,310	(5,345,287)	40,402,023
Small Cap Value	492,447,696	107,908,970	(35,720,763)	72,188,207
Socially Responsible	539,959,479	282,729,688	(28,443,136)	254,286,552
Strategic Bond	854,248,067	10,259,435	(17,103,344)	(6,843,909)

@	Includes amounts for derivatives.

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term gains treated as ordinary income distributions for tax purposes.

The tax basis distributable earnings at August 31, 2017 and the tax character of distributions paid during the year ended August 31, 2017 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended August 31, 2017
Fund	Ordinary Income	Long-term Capital Gains and Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$9,804,295	$18,613,877	$36,442,103	$10,175,052	$30,381,170
Capital Appreciation	457,970	4,650,345	19,893,325	426,761	7,982,648
Conservative Growth Lifestyle	8,269,513	1,304,182	7,483,531	8,581,634	2,821,833
Core Bond	29,745,347	—	17,134,724	27,768,658	—
Government Money Market II	7,550	3	—	215,117	—
High Yield Bond	32,204,893	(40,168,756)	12,315,661	27,551,970	—
International Opportunities	5,910,066	(55,462,966)	157,978,624	8,336,334	—
Large Cap Value	2,944,007	8,292,957	17,868,620	3,093,065	—
Mid Cap Growth	3,368,041	23,021,560	5,364,654	—	—
Mid Cap Value	3,883,376	67,966,499	143,298,541	6,004,897	62,435,557
Moderate Growth Lifestyle	16,737,065	18,327,088	47,621,082	18,966,348	34,930,260
Small Cap Growth	—	6,153,849	29,370,914	—	6,507,357
Small Cap Value	17,850,669	23,131,727	63,990,691	4,928,560	19,876,650
Socially Responsible	13,604,434	12,597,667	216,546,990	12,099,423	52,113,193
Strategic Bond	30,340,988	(15,490,447)	13,374,894	28,271,122	—

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of August 31, 2017, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†	Unlimited†
Fund	2018	ST	LT
Aggressive Growth Lifestyle	$—	$—	$—
Capital Appreciation	—	—	—
Conservative Growth Lifestyle	—	—	—
Core Bond	—	—	—
Government Money Market II	—	—	—
High Yield Bond	25,316,663	3,514,648	11,337,445
International Opportunities	55,462,966	—	—
Large Cap Value	—	—	—
Mid Cap Growth	—	—	—
Mid Cap Value	—	—	—
Moderate Growth Lifestyle	—	—	—
Small Cap Growth	—	—	—
Small Cap Value	—	—	—

140

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Capital Loss Carryforward†	Unlimited†
Fund	2018	ST	LT
Socially Responsible	$—	$—	$—
Strategic Bond	—	—	15,490,447

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended August 31, 2017, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$—	$—	$—
Capital Appreciation	—	195,799	—
Conservative Growth Lifestyle	—	—	—
Core Bond	—	1,748,297	—
Government Money Market II	—	—	—
High Yield Bond	1,137,020	—	—
International Opportunities	—	1,873,079	—
Large Cap Value	—	—	—
Mid Cap Growth	148,850	—	—
Mid Cap Value	10,193	3,066,158	—
Moderate Growth Lifestyle	—	—	—
Small Cap Growth	421,447	—	—
Small Cap Value	—	—	—
Socially Responsible	—	—	—
Strategic Bond	5,043,362	—	—

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the six months ended February 28, 2018 (unaudited)		For the year ended August 31, 2017		For the six months ended February 28, 2018 (unaudited)		For the year ended August 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,064,551	$11,985,010	2,288,345	$24,431,926	186,876	$3,320,033	160,693	$2,642,739
Reinvested dividends	—	—	3,884,696	40,556,222	—	—	525,588	8,409,409
Shares redeemed	(2,169,599)	(24,436,675)	(4,415,461)	(46,948,889)	(334,107)	(5,924,965)	(464,903)	(7,574,451)

Net increase (decrease)	(1,105,048)	$(12,451,665)	1,757,580	$18,039,259	(147,231)	$(2,604,932)	221,378	$3,477,697

	Conservative Growth Lifestyle				Core Bond
	For the six months ended February 28, 2018 (unaudited)		For the year ended August 31, 2017		For the six months ended February 28, 2018 (unaudited)		For the year ended August 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,079,182	$13,395,997	1,936,936	$23,049,619	13,067,635	$145,417,240	14,147,011	$156,951,575
Reinvested dividends	—	—	965,577	11,403,467	—	—	2,552,266	27,768,658
Shares redeemed	(1,415,830)	(17,566,328)	(3,007,486)	(35,919,750)	(4,561,427)	(50,754,645)	(23,081,613)	(256,349,495)

Net increase (decrease)	(336,648)	$(4,170,331)	(104,973)	$(1,466,664)	8,506,208	$94,662,595	(6,382,336)	$(71,629,262)

141

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Government Money Market II				High Yield Bond
	For the six months ended February 28, 2018 (unaudited)		For the year ended August 31, 2017		For the six months ended February 28, 2018 (unaudited)		For the year ended August 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	29,154,294	$29,154,294	55,580,362	$55,580,362	7,267,170	$57,132,996	11,605,187	$88,808,510
Reinvested dividends	385,205	385,205	215,117	215,117	—	—	3,630,036	27,551,970
Shares redeemed	(35,845,257)	(35,845,257)	(64,142,889)	(64,142,889)	(7,335,785)	(57,707,388)	(20,922,297)	(161,991,585)

Net increase (decrease)	(6,305,758)	$(6,305,758)	(8,347,410)	$(8,347,410)	(68,615)	$(574,392)	(5,687,074)	$(45,631,105)

	International Opportunities				Large Cap Value
	For the six months ended February 28, 2018 (unaudited)		For the year ended August 31, 2017		For the six months ended February 28, 2018 (unaudited)		For the year ended August 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,343,114	$47,790,510	1,797,806	$31,899,280	881,610	$19,292,011	1,026,540	$20,768,454
Reinvested dividends	—	—	471,512	8,336,334	—	—	151,844	3,093,065
Shares redeemed	(2,063,001)	(43,073,801)	(4,892,126)	(81,103,513)	(813,301)	(18,114,450)	(2,748,947)	(55,234,000)

Net increase (decrease)	280,113	$4,716,709	(2,622,808)	$(40,867,899)	68,309	$1,177,561	(1,570,563)	$(31,372,481)

	Mid Cap Growth				Mid Cap Value
	For the six months ended February 28, 2018 (unaudited)		For the year ended August 31, 2017		For the six months ended February 28, 2018 (unaudited)		For the year ended August 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,252,965	$13,823,102	643,016	$6,143,554	1,105,197	$23,887,722	3,113,074	$67,383,250
Reinvested dividends	—	—	—	—	—	—	3,262,176	68,440,454
Shares redeemed	(611,645)	(6,750,229)	(1,668,191)	(14,705,214)	(6,508,011)	(148,206,268)	(5,889,950)	(127,243,229)

Net increase (decrease)	641,320	$7,072,873	(1,025,175)	$(8,561,660)	(5,402,814)	$(124,318,546)	485,300	$8,580,475

	Moderate Growth Lifestyle				Small Cap Growth
	For the six months ended February 28, 2018 (unaudited)		For the year ended August 31, 2017		For the six months ended February 28, 2018 (unaudited)		For the year ended August 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,546,264	$22,976,814	3,618,038	$51,313,871	1,570,998	$29,621,900	1,617,443	$25,583,272
Reinvested dividends	—	—	3,871,883	53,896,608	—	—	409,525	6,507,357
Shares redeemed	(2,597,508)	(38,672,177)	(5,068,152)	(72,249,711)	(958,184)	(18,366,099)	(974,006)	(14,992,979)

Net increase (decrease)	(1,051,244)	$(15,695,363)	2,421,769	$32,960,768	612,814	$11,255,801	1,052,962	$17,097,650

	Small Cap Value				Socially Responsible
	For the six months ended February 28, 2018 (unaudited)		For the year ended August 31, 2017		For the six months ended February 28, 2018 (unaudited)		For the year ended August 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,514,181	$22,786,845	4,836,536	$72,821,109	432,039	$9,384,945	1,584,241	$31,264,582
Reinvested dividends	—	—	1,687,429	24,805,210	—	—	3,292,955	64,212,616
Shares redeemed	(2,487,255)	(38,622,330)	(7,807,916)	(116,263,147)	(4,608,861)	(98,900,101)	(4,535,980)	(90,611,383)

Net increase (decrease)	(973,074)	$(15,835,485)	(1,283,951)	$(18,636,828)	(4,176,822)	$(89,515,156)	341,216	$4,865,815

	Strategic Bond
	For the six months ended February 28, 2018 (unaudited)		For the year ended August 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	6,974,935	$79,824,724	5,464,340	$61,469,082
Reinvested dividends	—	—	2,551,545	28,271,122
Shares redeemed	(2,744,784)	(31,380,871)	(15,154,000)	(171,617,233)

Net increase (decrease)	4,230,151	$48,443,853	(7,138,115)	$(81,877,029)

142

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the six months ended February 28, 2018, the amount of expense reductions received by each Fund used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investments from the U.S. Government. As a result of the Core Bond Fund, Government Money Market II Fund and Strategic Bond Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The International Opportunities Fund invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Fund, except the Government Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest is currently payable under the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted lines of credit made available by State Street to the Series and certain other funds managed by the Adviser, which are also party to the uncommitted lines of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. For the six months ended February 28, 2018, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Large Cap Value	9	$977	$702,212	2.68%
Small Cap Growth	1	334	4,248,185	2.83
Socially Responsible	4	722	2,609,317	2.49

At February 28, 2018, there were no borrowings outstanding.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended February 28, 2018, none of the Funds participated in this program.

143

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.

For the six months ended February 28, 2018, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
International Opportunities	$20,698	$10,587	$4,323
Mid Cap Growth.	99,858	85,584	19,573

144

VALIC Company II

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund												Capital Appreciation Fund
	Six Months Ended February 28, 2018(f)		Year Ended August 31,										Six Months Ended February 28, 2018(f)		Year Ended August 31,
			2017		2016		2015		2014		2013				2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$10.68		$10.41		$10.67		$12.04		$10.30		$9.22		$16.55		$15.99	$16.35	$15.88	$12.82	$10.92

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)		0.16		0.19		0.20		0.18		0.11		0.02		0.08	0.09	0.06	0.05	0.07
Net realized and unrealized gain (loss) on investments and foreign currencies	0.68		0.93		0.56		(0.52)		1.77		1.10		1.95		2.12	1.20	0.46	3.08	1.88
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.67		1.09		0.75		(0.32)		1.95		1.21		1.97		2.20	1.29	0.52	3.13	1.95

Distributions from:
Net investment income	–		(0.21)		(0.23)		(0.19)		(0.11)		(0.13)		–		(0.08)	(0.06)	(0.05)	(0.07)	(0.05)
Net realized gain on securities	–		(0.61)		(0.78)		(0.86)		(0.10)		–		–		(1.56)	(1.59)	–	–	–

Total distributions	–		(0.82)		(1.01)		(1.05)		(0.21)		(0.13)		–		(1.64)	(1.65)	(0.05)	(0.07)	(0.05)

Net asset value at end of period	$11.35		$10.68		$10.41		$10.67		$12.04		$10.30		$18.52		$16.55	$15.99	$16.35	$15.88	$12.82

TOTAL RETURN(a)	6.27%		10.61%		7.53%		(3.17)%		19.03%		13.21%		11.90%		14.13%	8.33%	3.28%	24.43%	17.93%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.85	%(g)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.13	%(e)(g)	0.14	%(e)	0.15	%(e)	0.14	%(e)	0.14	%(e)	0.15	%(e)	0.97	%(g)	0.99%	1.00%	0.98%	0.99%	1.01%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		0.01	%(g)	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.10	)%(e)(g)	1.47	%(e)	1.78	%(e)	1.71	%(e)	1.56	%(e)	1.11	%(e)	0.22	%(g)	0.50%	0.52%	0.36%	0.31%	0.58%
Ratio of net investment income (loss) to average net assets(c)	(0.13	)%(e)(g)	1.44	%(e)	1.73	%(e)	1.67	%(e)	1.52	%(e)	1.06	%(e)	0.09	%(g)	0.36%	0.37%	0.23%	0.17%	0.42%
Portfolio turnover rate	21%		36%		24%		31%		32%		41%		25%		66%	54%	44%	44%	44%
Number of shares outstanding at end of period (000’s)	52,062		53,168		51,410		47,707		42,546		38,755		5,387		5,535	5,313	5,014	5,491	5,470
Net assets at the end of period (000’s)	$591,079		$567,843		$535,245		$508,890		$512,113		$399,133		$99,764		$91,579	$84,946	$81,961	$87,214	$70,095

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

145

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund												Core Bond Fund
	Six Months Ended February 28, 2018(f)		Year Ended August 31,										Six Months Ended February 28, 2018(f)		Year Ended August 31,
			2017		2016		2015		2014		2013				2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$12.07		$11.82		$11.95		$13.12		$12.13		$12.02		$11.15		$11.30	$10.93	$11.09	$10.69	$11.41

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)		0.28		0.30		0.31		0.29		0.26		0.14		0.27	0.24	0.23	0.24	0.23
Net realized and unrealized gain (loss) on investments and foreign currencies	0.31		0.39		0.41		(0.62)		1.31		0.32		(0.32)		(0.12)	0.38	(0.16)	0.44	(0.43)
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.30		0.67		0.71		(0.31)		1.60		0.58		(0.18)		0.15	0.62	0.07	0.68	(0.20)

Distributions from:
Net investment income	–		(0.32)		(0.34)		(0.29)		(0.26)		(0.24)		–		(0.30)	(0.22)	(0.23)	(0.20)	(0.32)
Net realized gain on securities	–		(0.10)		(0.50)		(0.57)		(0.35)		(0.23)		–		–	(0.03)	–	(0.08)	(0.20)

Total distributions	–		(0.42)		(0.84)		(0.86)		(0.61)		(0.47)		–		(0.30)	(0.25)	(0.23)	(0.28)	(0.52)

Net asset value at end of period	$12.37		$12.07		$11.82		$11.95		$13.12		$12.13		$10.97		$11.15	$11.30	$10.93	$11.09	$10.69

TOTAL RETURN(a)	2.49%		5.76%		6.19%		(2.65)%		13.34%		4.93%		(1.61)%		1.37%	5.78%	0.62%	6.44%	(1.95)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77	%(g)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.14	%(e)(g)	0.15	%(e)	0.15	%(e)	0.14	%(e)	0.15	%(e)	0.16	%(e)	0.78	%(g)	0.80%	0.79%	0.79%	0.80%	0.84%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.10	%)(e)(g)	2.31	%(e)	2.51	%(e)	2.45	%(e)	2.26	%(e)	2.12	%(e)	2.63	%(g)	2.40%	2.16%	2.10%	2.24%	2.12%
Ratio of net investment income (loss) to average net assets(c)	(0.14	%)(e)(g)	2.27	%(e)	2.46	%(e)	2.40	%(e)	2.22	%(e)	2.06	%(e)	2.62	%(g)	2.37%	2.15%	2.08%	2.21%	2.05%
Portfolio turnover rate	20%		38%		27%		33%		31%		53%		34%		76%	139%	153%	169%	175%
Number of shares outstanding at end of period (000’s)	27,338		27,674		27,779		27,270		24,601		21,622		108,558		100,052	106,434	97,489	85,364	72,290
Net assets at the end of period (000’s)	$338,220		$333,907		$328,390		$325,797		$322,764		$262,360		$1,190,499		$1,115,936	$1,202,915	$1,065,803	$946,699	$772,784

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

146

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Government Money Market II Fund								High Yield Bond Fund
	Six Months Ended February 28, 2018(f)		Year Ended August 31,						Six Months Ended February 28, 2018(f)		Year Ended August 31,
			2017	2016	2015		2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$7.75		$7.56	$7.40	$7.93	$7.63	$7.64

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.00	0.00	0.00		0.00	0.00	0.20		0.41	0.37	0.38	0.41	0.44
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.00)		0.00	0.00	0.00		0.00	0.00	(0.09)		0.15	0.13	(0.53)	0.28	(0.03)
Net increase from payments by affiliates	–		–	–	0.00		–	–	–		–	–	–	–	–

Total income (loss) from investment operations	0.00		0.00	0.00	0.00		0.00	0.00	0.11		0.56	0.50	(0.15)	0.69	0.41

Distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	(0.00)	–		(0.37)	(0.34)	(0.38)	(0.39)	(0.42)
Net realized gain on securities	–		–	–	–		–	–	–		–	–	–	–	–

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	(0.00)	–		(0.37)	(0.34)	(0.38)	(0.39)	(0.42)

Net asset value at end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$7.86		$7.75	$7.56	$7.40	$7.93	$7.63

TOTAL RETURN(a)	0.30%		0.16%	0.01%	0.01	%(e)	0.01%	0.01%	1.42%		7.54%	7.07%	(2.02)%	9.10%	5.46%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.55	%(g)	0.50%	0.32%	0.15%		0.15%	0.20%	0.96	%(g)	0.96%	0.96%	0.96%	0.96%	0.96%
Ratio of expenses to average net assets(c)	0.66	%(g)	0.70%	0.66%	0.64%		0.63%	0.65%	0.97	%(g)	0.97%	0.99%	0.98%	0.99%	1.01%
Ratio of expense reductions to average net assets	–		–	–	–		–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.61	%(g)	0.16%	0.01%	0.01%		0.01%	0.01%	5.12	%(g)	5.27%	5.16%	5.00%	5.25%	5.77%
Ratio of net investment income (loss) to average net assets(c)	0.50	%(g)	(0.04)%	(0.33)%	(0.48)%		(0.47)%	(0.44)%	5.11	%(g)	5.26%	5.13%	4.97%	5.22%	5.73%
Portfolio turnover rate	N/A		N/A	N/A	N/A		N/A	N/A	15%		52%	36%	36%	37%	34%
Number of shares outstanding at end of period (000’s)	126,610		132,916	141,263	159,882		170,830	186,069	72,392		72,461	78,148	63,332	53,018	44,801
Net assets at the end of period (000’s)	$126,631		$132,944	$141,291	$159,905		$170,575	$185,810	$569,059		$561,480	$590,679	$468,855	$420,459	$341,751

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

147

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	International Opportunities Fund							Large Cap Value Fund
	Six Months Ended February 28, 2018(e)		Year Ended August 31,					Six Months Ended February 28, 2018(e)		Year Ended August 31,
			2017	2016	2015	2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$19.38		$16.00	$15.08	$15.50	$13.78	$11.87	$20.66		$18.41	$17.08	$17.58	$14.51	$11.67

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.00)		0.14	0.14	0.16	0.16	0.14	0.14		0.24	0.27	0.20	0.22	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	2.13		3.49	0.94	(0.38)	1.75	2.04	1.89		2.27	1.27	(0.46)	3.04	2.81
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	2.13		3.63	1.08	(0.22)	1.91	2.18	2.03		2.51	1.54	(0.26)	3.26	3.00

Distributions from:
Net investment income	–		(0.25)	(0.16)	(0.20)	(0.19)	(0.27)	–		(0.26)	(0.21)	(0.24)	(0.19)	(0.16)
Net realized gain on securities	–		–	–	–	–	–	–		–	–	–	–	–

Total distributions	–		(0.25)	(0.16)	(0.20)	(0.19)	(0.27)	–		(0.26)	(0.21)	(0.24)	(0.19)	(0.16)

Net asset value at end of period	$21.51		$19.38	$16.00	$15.08	$15.50	$13.78	$22.69		$20.66	$18.41	$17.08	$17.58	$14.51

TOTAL RETURN(a)	10.99%		22.81%	7.23%	(1.50)%	13.88%	18.58%	9.83%		13.66%	9.09%	(1.56)%	22.55%	26.02%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.00	%(f)	1.00%	1.00%	1.00%	1.00%	1.00%	0.81	%(f)	0.81%	0.81%	0.81%	0.81%	0.81%
Ratio of expenses to average net assets(c)	1.19	%(f)	1.22%	1.21%	1.21%	1.21%	1.31%	0.88	%(f)	0.88%	0.89%	0.88%	0.88%	0.91%
Ratio of expense reductions to average net assets	–		–	0.00%	0.01%	0.00%	–	0.01	%(f)	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.01	)%(f)	0.82%	0.91%	1.02%	1.05%	1.08%	1.25	%(f)	1.21%	1.59%	1.11%	1.31%	1.40%
Ratio of net investment income (loss) to average net assets(c)	(0.20	)%(f)	0.60%	0.70%	0.81%	0.84%	0.76%	1.18	%(f)	1.14%	1.51%	1.04%	1.24%	1.30%
Portfolio turnover rate	22%		62%	58%	59%	72%	62%	50%		77%	71%	72%	54%	53%
Number of shares outstanding at end of period (000’s)	34,917		34,637	37,260	39,548	37,851	38,063	11,037		10,969	12,540	11,333	12,597	12,995
Net assets at the end of period (000’s)	$751,024		$671,097	$596,055	$596,301	$586,631	$524,503	$250,449		$226,626	$230,844	$193,602	$221,453	$188,508

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

148

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Growth Fund							Mid Cap Value Fund
	Six Months Ended February 28, 2018(e)		Year Ended August 31,					Six Months Ended February 28, 2018(e)		Year Ended August 31,
			2017	2016	2015	2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$10.06		$8.42	$8.81	$10.13	$9.76	$8.45	$21.23		$20.45	$21.82	$25.15	$21.66	$17.31

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)		0.00	(0.02)	(0.02)	(0.05)	0.00	0.04		0.07	0.14	0.07	0.05	0.07
Net realized and unrealized gain (loss) on investments and foreign currencies	1.29		1.64	0.24	0.27	1.33	1.42	1.64		2.17	1.73	(0.82)	5.06	4.35
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	1.28		1.64	0.22	0.25	1.28	1.42	1.68		2.24	1.87	(0.75)	5.11	4.42

Distributions from:
Net investment income	–		–	–	–	(0.01)	(0.01)	–		(0.13)	(0.06)	(0.05)	(0.08)	(0.07)
Net realized gain on securities	–		–	(0.61)	(1.57)	(0.90)	(0.10)	–		(1.33)	(3.18)	(2.53)	(1.54)	–

Total distributions	–		–	(0.61)	(1.57)	(0.91)	(0.11)	–		(1.46)	(3.24)	(2.58)	(1.62)	(0.07)

Net asset value at end of period	$11.34		$10.06	$8.42	$8.81	$10.13	$9.76	$22.91		$21.23	$20.45	$21.82	$25.15	$21.66

TOTAL RETURN(a)	12.72%		19.48%	3.01%	1.66%	13.86%	17.06%	7.91%		11.02%	9.62%	(3.61)%	23.97%	25.64%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%(f)	0.85%	0.85%	0.85%	0.85%	0.85%	1.04	%(f)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets(c)	1.17	%(f)	1.17%	1.17%	1.14%	1.17%	1.18%	1.04	%(f)	1.05%	1.06%	1.06%	1.05%	1.08%
Ratio of expense reductions to average net assets	0.00	%(f)	0.00%	0.01%	0.01%	0.01%	0.01%	0.00	%(f)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	(0.15	)%(f)	0.04%	(0.27)%	(0.26)%	(0.47)%	0.02%	0.38	%(f)	0.32%	0.65%	0.28%	0.22%	0.37%
Ratio of net investment income (loss) to average net assets(c)	(0.47	)%(f)	(0.28)%	(0.59)%	(0.54)%	(0.79)%	(0.30)%	0.38	%(f)	0.32%	0.64%	0.27%	0.22%	0.34%
Portfolio turnover rate	15%		162%	92%	102%	175%	112%	20%		44%	44%	56%	29%	46%
Number of shares outstanding at end of period (000’s)	13,955		13,313	14,338	17,507	16,118	13,586	43,859		49,262	48,776	42,460	38,551	39,686
Net assets at the end of period (000’s)	$158,258		$133,988	$120,774	$154,291	$163,273	$132,584	$1,004,858		$1,046,046	$997,576	$926,580	$969,591	$859,611

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

149

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Moderate Growth Lifestyle Fund												Small Cap Growth Fund
	Six Months Ended February 28, 2018(f)		Year Ended August 31,										Six Months Ended February 28, 2018(f)		Year Ended August 31,
			2017		2016		2015		2014		2013				2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$14.23		$13.98		$14.09		$15.61		$13.93		$13.10		$16.98		$14.20	$15.31	$16.27	$16.11	$13.47

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)		0.24		0.30		0.29		0.28		0.21		(0.05)		(0.08)	(0.03)	(0.04)	(0.14)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.74		0.92		0.70		(0.65)		1.99		1.04		3.07		3.72	0.42	0.97	1.68	3.92
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.73		1.16		1.00		(0.36)		2.27		1.25		3.02		3.64	0.39	0.93	1.54	3.83

Distributions from:
Net investment income	–		(0.32)		(0.32)		(0.28)		(0.20)		(0.21)		–		–	–	–	–	–
Net realized gain on securities	–		(0.59)		(0.79)		(0.88)		(0.39)		(0.21)		–		(0.86)	(1.50)	(1.89)	(1.38)	(1.19)

Total distributions	–		(0.91)		(1.11)		(1.16)		(0.59)		(0.42)		–		(0.86)	(1.50)	(1.89)	(1.38)	(1.19)

Net asset value at end of period	$14.96		$14.23		$13.98		$14.09		$15.61		$13.93		$20.00		$16.98	$14.20	$15.31	$16.27	$16.11

TOTAL RETURN(a)	5.13%		8.42%		7.48%		(2.68)%		16.46%		9.76%		17.79%		26.05%	4.40%	5.26%	10.33%	31.19%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	1.16	%(g)	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.13	%(e)(g)	0.14	%(e)	0.14	%(e)	0.13	%(e)	0.13	%(e)	0.14	%(e)	1.23	%(g)	1.25%	1.29%	1.25%	1.26%	1.31%
Ratio of expense reduction to average net assets	–		–		–		–		–		–		0.00	%(g)	0.00%	0.01%	0.01%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.10	)%(e)(g)	1.68	%(e)	2.15	%(e)	1.92	%(e)	1.84	%(e)	1.55	%(e)	(0.54	)%(g)	(0.53)%	(0.22)%	(0.25)%	(0.83)%	(0.65)%
Ratio of net investment income (loss) to average net assets(c)	(0.13	)%(e)(g)	1.65	%(e)	2.11	%(e)	1.89	%(e)	1.81	%(e)	1.50	%(e)	(0.61	)%(g)	(0.62)%	(0.35)%	(0.34)%	(0.93)%	(0.80)%
Portfolio turnover rate	21%		36%		33%		30%		27%		36%		22%		40%	39%	49%	63%	68%
Number of shares outstanding at end of period (000’s)	61,952		63,003		60,581		56,655		51,152		43,504		8,701		8,088	7,035	7,185	7,001	6,333
Net assets at the end of period (000’s)	$926,601		$896,346		$846,974		$798,444		$798,521		$606,185		$173,986		$137,330	$99,884	$110,029	$113,907	$102,025

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

150

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund							Socially Responsible Fund
	Six Months Ended February 28, 2018(e)		Year Ended August 31,					Six Months Ended February 28, 2018(e)		Year Ended August 31,
			2017	2016	2015	2014	2013			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$14.47		$13.57	$14.01	$16.65	$15.83	$12.68	$20.15		$19.23	$18.55	$18.56	$14.84	$12.53

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09		0.11	0.13	0.17	0.09	0.13	0.14		0.29	0.28	0.26	0.22	0.21
Net realized and unrealized gain (loss) on investments and foreign currencies	0.64		1.48	1.27	(0.56)	2.70	3.33	2.07		2.33	1.89	(0.05)	3.74	2.31
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	0.73		1.59	1.40	(0.39)	2.79	3.46	2.21		2.62	2.17	0.21	3.96	2.52

Distributions from:
Net investment income	–		(0.14)	(0.17)	(0.10)	(0.17)	(0.07)	–		(0.29)	(0.28)	(0.22)	(0.24)	(0.21)
Net realized gain on securities	–		(0.55)	(1.67)	(2.15)	(1.80)	(0.24)	–		(1.41)	(1.21)	–	–	–

Total distributions	–		(0.69)	(1.84)	(2.25)	(1.97)	(0.31)	–		(1.70)	(1.49)	(0.22)	(0.24)	(0.21)

Net asset value at end of period	$15.20		$14.47	$13.57	$14.01	$16.65	$15.83	$22.36		$20.15	$19.23	$18.55	$18.56	$14.84

TOTAL RETURN(a)	5.04%		11.61%	11.27%	(3.38)%	18.39%	27.78%	10.97%		13.90%	12.16%	1.06%	26.82%	20.40%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95	%(f)	0.95%	0.95%	0.95%	0.95%	0.95%	0.56	%(f)	0.56%	0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	1.03	%(f)	1.03%	1.04%	1.03%	1.03%	1.05%	0.61	%(f)	0.61%	0.61%	0.61%	0.61%	0.62%
Ratio of expense reductions to average net assets	0.00	%(f)	0.00%	0.00%	0.00%	0.01%	0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.14	%(f)	0.71%	0.98%	1.02%	0.54%	0.91%	1.26	%(f)	1.46%	1.47%	1.35%	1.29%	1.56%
Ratio of net investment income (loss) to average net assets(c)	1.06	%(f)	0.62%	0.89%	0.95%	0.46%	0.81%	1.22	%(f)	1.41%	1.42%	1.31%	1.25%	1.49%
Portfolio turnover rate	17%		79%	59%	50%	47%	81%	5%		0%	25%	31%	26%	39%
Number of shares outstanding at end of period (000’s)	35,609		36,582	37,866	34,784	33,516	32,045	35,525		39,701	39,360	39,153	36,604	39,040
Net assets at the end of period (000’s)	$541,144		$529,505	$513,783	$487,157	$558,170	$507,366	$794,221		$799,898	$756,821	$726,460	$679,235	$579,372

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

151

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	Six Months Ended February 28, 2018(e)		Year Ended August 31,
			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$11.38		$11.28	$11.00	$11.77	$11.23	$11.78

Income (loss) from investment operations:
Net investment income (loss)(d)	0.20		0.39	0.38	0.42	0.48	0.46
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.25)		0.13	0.39	(0.68)	0.62	(0.44)
Net increase from payments by affiliates	–		–	–	–	–	–

Total income (loss) from investment operations	(0.05)		0.52	0.77	(0.26)	1.10	0.02

Distributions from:
Net investment income	–		(0.42)	(0.45)	(0.41)	(0.44)	(0.46)
Net realized gain on securities	–		–	(0.04)	(0.10)	(0.12)	(0.11)

Total distributions	–		(0.42)	(0.49)	(0.51)	(0.56)	(0.57)

Net asset value at end of period	$11.33		$11.38	$11.28	$11.00	$11.77	$11.23

TOTAL RETURN(a)	(0.44)%		4.75%	7.15%	(2.32)%	9.89%	0.03%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets	0.88	%(f)	0.88%	0.88%	0.87%	0.88%	0.89	%(b)
Ratio of expenses to average net assets	0.88	%(f)	0.88%	0.88%	0.87%	0.88%	0.91	%(c)
Ratio of expense reductions to average net assets	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets	3.55	%(f)	3.48%	3.51%	3.67%	4.11%	4.00	%(b)
Ratio of net investment income (loss) to average net assets	3.55	%(f)	3.48%	3.51%	3.67%	4.11%	3.98	%(c)
Portfolio turnover rate	61%		118%	162%	132%	150%	164%
Number of shares outstanding at end of period (000’s)	70,075		65,845	72,983	71,428	64,149	61,398
Net assets at the end of period (000’s)	$794,063		$749,055	$823,464	$785,635	$755,092	$689,403

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

152

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (unaudited)

Filed under Rule 497(k)

Registration No. 333-53589

VALIC COMPANY II

CAPITAL APPRECIATION FUND

(the “Fund”)

Supplement dated April 27, 2018, to the Fund’s Summary Prospectus dated January 1, 2018, as supplemented and amended to date

On April 23, 2018, the Board of Trustees (the “Board”) of VALIC Company II (the “Trust”), including a majority of those trustees who are not interested persons of the Trust, as defined in the Investment Company Act of 1940, as amended, approved a new Investment Sub-Advisory Agreement (the “Subadvisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and BMO Asset Management Corp. (“BMO AM”) with respect to the Fund. BMO AM will replace BNY Mellon Asset Management North America Corporation (formerly known as The Boston Company Asset Management, LLC) as a subadviser to the Fund. It is currently anticipated this change will become effective on or about June 7, 2018 (the “Effective Date”).

The Board has the authority, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. Shareholders of record on May 31, 2018, will receive a notice explaining how to access an information statement that contains additional information you should know about the new Subadvisory Agreement.

On the Effective Date, the following changes to the Prospectus will become effective:

The section entitled “Fund Summary: Capital Appreciation Fund – Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund invests in equity securities of large-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 1000® Growth Index. As of March 31, 2018, the market capitalization range of the companies in the Russell 1000® Growth Index was approximately $3.0 billion to $880.0 billion. The subadviser selects stocks using a unique, growth-oriented approach, focusing on high quality companies with sustainable earnings growth that are available at reasonable prices, which combines the use of proprietary analytical tools and the qualitative judgments of the investment team. In general, the subadviser believes companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over full market cycles. As a result, the subadviser’s investment process begins by using tools to rank stocks based on expected returns, construct preliminary portfolios with the use of fundamental factors, and manage risk. All purchases and sales of portfolio securities, however, are subjected ultimately to the investment team’s qualitative judgments developed from their cumulative investment experience. The entire process is designed to focus on company fundamentals through both quantitative and qualitative analysis to balance return generation with risk management.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

In the section entitled “Fund Summary: Capital Appreciation Fund – Principal Risks of Investing in the Fund,” the risk factors Depositary Receipts Risk, Mid-Cap Company Risk and Small-Cap Company Risk are deleted in their entirety.

The following is added to the section entitled “Fund Summary: Capital Appreciation Fund – Principal Risks of Investing in the Fund.”

Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.

In the section entitled “Fund Summary: Capital Appreciation Fund – Performance Information,” the second paragraph is deleted in its entirety and replaced with the following:

BMO Asset Management Corp. assumed subadvisory duties on June 7, 2018. From December 5, 2011, to June 6, 2018, BNY Mellon Asset Management North America Corporation served as subadviser to the Fund. From August 28, 2006, to December 2, 2011, Bridgeway Capital Management, Inc. served as subadviser to the Fund.

153

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (unaudited) — (continued)

The section entitled “Fund Summary: Capital Appreciation Fund – Investment Adviser” is deleted in its entirety and replaced with the following:

Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company. The Fund is subadvised by BMO Asset Management Corp.

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since
David A. Corris Head of Quantitative Stock Selection, Managing Director	2018
Jason C. Hans Director, Portfolio Manager	2018
Ernesto Ramos, Ph.D. Head of Quantitative Equity Strategy, Managing Director	2018

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

Please retain this supplement for future reference.

154

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

Delaware Investments Fund Advisers

2005 Market Street

Philadelphia, PA 19103

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

Janus Capital Management, LLC

151 Detroit Street

Denver, Colorado 80206

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

PineBridge Investments, LLC

399 Park Avenue

New York, New York 10022

Boston Partners Global Investors, Inc. d/b/a Boston Partners

909 Third Avenue, 32nd Floor

New York, New York 10022

SunAmerica Asset Management, LLC

Haborside 5

185 Hudson Street, Suite 3300

Jersey City, New Jersey 07311

The Boston Company Asset Management, LLC

One Boston Place

Boston, Massachusetts 02108

Wellington Management Company LLP

280 Congress Street

Boston, Massachusetts 02210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen Fuentes,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Daniel Subea,

Assistant Treasurer

Christopher C. Joe,

Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

Christopher J. Tafone,

Assistant Secretary

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

VC II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC II’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners investing in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

155

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 11387 (02/2018) J55301

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 08, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 08, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: May 08, 2018